    As filed with the Securities and Exchange Commission on February 11, 2002

                     Registration Nos. 333-28339; 811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.                                         [_]
         Post-Effective Amendment No. 20                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 23                                                    [X]


                                    ProFunds
               (Exact Name of Registrant as Specified in Charter)

                        7900 Wisconsin Avenue, Suite 300
                            Bethesda, Maryland 20814
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (301) 657-1970

         Michael L. Sapir                              With copy to:
         Chairman                                      William J. Tomko
         ProFund Advisors LLC                          President
         7900 Wisconsin Avenue, Suite 300              BISYS Fund Services
         Bethesda, Maryland 20814                      3435 Stelzer Road
                                                       Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the
Securities:

It is proposed that this filing will become effective:

______ immediately upon filing pursuant to paragraph (b)

______ on (date) pursuant to paragraph (b)

______ 60 days after filing pursuant to paragraph (a)(1)

______ on (date) pursuant to paragraph (a)(1)

______ 75 days after filing pursuant to paragraph (a)(2)

   X   on May 1, 2002 pursuant to paragraph (a)(2) of rule 485.
------

If appropriate, check the following:

______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A is filed for the purpose of adding disclosure regarding six new Profund series and six new Profund VP series (twelve new series of the Registrant) and for changes to the disclosure to reflect operational changes and amendments to the requirements of Form N-1A.

                                                                   May [ ], 2002
                                                                      Prospectus

ProFunds

Asia ProFund
UltraGovernment Bond ProFund
UltraInverse Government Bond ProFund
Short OTC ProFund
Short Small-Cap ProFund
UltraBlue Chip ProFund

PROFUNDS(TM) LOGO

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

ProFunds Overview .......................................................
ProFunds ................................................................
General ProFunds Infomation .............................................
ProFunds Management .....................................................
Shareholder Services Guide ..............................................

PROFUNDS(TM) LOGO

                                                               ProFunds Overview

"Each ProFund seeks to provide its shareholders with predictable daily investment returns approximating its daily benchmark by investing in securities and other financial instruments."

Overview

Fund Objectives

The ProFunds described in this prospectus seek to provide daily investment results, before fees and expenses, which correspond to the performance of a particular benchmark./1/

ProFund                        Index                    Daily Objective         Types of Entities in Index
Asia                           ProFunds Asia Index      Match                   Companies located in Taiwan,
                                                                                South Korea, Singapore, Hong Kong
                                                                                and China whose securities are
                                                                                traded in the U.S.

UltraGovernment Bond ProFund   Most recently issued     125%                    U.S. Treasury securities
                               30-year U.S. Treasury
                               Bond

UltraInverse Government Bond   Most recently issued     125% of the inverse     U.S. Treasury securities
ProFund                        30-year U.S. Treasury
                               Bond

Short OTC ProFund              NASDAQ-100 Index(R)      Inverse                 Large capitalization, most with
                                                                                technology and/or growth orientation
Short Small-Cap ProFund        [Russell 2000 Index(R)]  Inverse
                                                                                Diverse, small capitalization
UltraBlue Chip ProFund         Dow Jones Industrial     Double
                               Average                                          Diverse, widely traded, large
                                                                                capitalization

--------
/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies. For example, UltraBlue Chip ProFund has a benchmark of doubling the daily return of the Dow Jones Industrial Average.

Overview

BROAD INDEX FUNDS

The investment objective of the Asia ProFund is to seek daily investment results, before fees and expenses, that correspond to the daily performance of ProFunds Asia Index. The Asia ProFund may be considered to be comparable to a conventional index fund.

The investment objective of the UltraGovernment Bond ProFund is to seek daily investment results, before fees and expenses, that correspond to 125% of the daily performance of its benchmark.

The investment objective of the UltraBlue Chip ProFund is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of its benchmark index.

BEARISH PROFUNDS

The investment objective of the Short OTC and Short Small-Cap ProFunds is to seek daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of a particular index.

The investment objective of the UltraInverse Government Bond ProFund is to seek daily investment results, before fees and expenses that correspond to 125% of the inverse (opposite) of the daily performance of its benchmark.

The net asset values of shares of these ProFunds should go down when the index or security underlying their benchmark goes up on a given day.

Principal Investment Strategies

In seeking to achieve the ProFunds' investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, the ProFunds' investment advisor, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis. The ProFunds do not take temporary defensive positions.

The ProFunds take positions in securities and other instruments that ProFund Advisors believes should have a similar investment characteristics as, and simulate the movement of, their respective benchmarks. The ProFunds may invest in securities that are not included in their benchmarks if ProFund Advisors believes it is appropriate in view of the ProFunds' investment objectives.

The ProFunds principally invest in:

      . A combination of securities and instruments that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark index or security;

      .    Futures contracts on indices, and options on futures contracts;

      . Financial instruments such as equity caps, collars, floors, swaps, structured notes, depository receipts, and options on securities and securities indices.

The Bearish ProFunds generally do not invest in traditional securities such as common stock of operating companies. Rather, the Bearish ProFunds principally invest in futures contracts, options on futures contracts, options contracts, swaps and other financial instruments, and engage in short sales. Using these techniques, these ProFunds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the ProFund terminates the position. These ProFunds will generally realize a gain if the underlying security or index declines in price between those dates.

The UltraGovernment Bond ProFund, UltraInverse Government Bond ProFund and UltraBlue Chip ProFund may invest in futures contracts, options on futures contracts, swaps and the other financial instruments noted above in order to produce economically "leveraged" investment results. Leverage is a way to magnify market movements into larger changes in the value of the investments of these ProFunds.

All of the ProFunds may invest in futures contracts on indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Each ProFund may hold U.S. government securities, including government agency securities, money market instruments or cash equivalents. In addition, the ProFunds may enter into repurchase agreements and borrow money for investment purposes.

What the ProFunds Do

Each ProFund:

 .    Seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments. These financial instruments may include, futures, options and swaps.

 .    Uses a mathematical approach.

 .    Pursues its objective regardless of market conditions, trends or direction.

 .    Seeks to provide correlation with its benchmark on a daily basis.

What the ProFunds Do Not Do

ProFund Advisors does not:

 .    Conduct conventional stock or bond research, analysis or forecast future market movement in managing the ProFunds' assets.

 .    Invest the ProFunds' assets in stocks or instruments based on ProFund
     Advisors' view of the fundamental prospects of particular companies.

 .    Adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for the ProFunds' benchmark indices or securities.

The ProFunds do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds from achieving such results.

Principal Risks of Investing in the ProFunds

Like all investments, the ProFunds entail risk. ProFund Advisors cannot guarantee that any ProFund will achieve its investment objective. As with any mutual fund, the ProFunds could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds are:

Market Risk -- The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds, other than the Bearish ProFunds, should normally lose money on days when the index or security underlying its benchmark declines. Investors in a Bearish ProFund should lose money on days when the index or security underlying its benchmark increases.

Equity Risk -- The ProFunds, other than the UltraGovernment Bond and UltraInverse Government Bond ProFunds, maintain significant exposure to the equity markets. The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund to decrease. Small and mid capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' securities. The risk of equity investing may be particularly acute when a ProFund invests in the securities of issuers with small market capitalization.

Debt Security Risk - Each ProFund may invest in debt securities. Debt securities may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt security falls when interest rates rise. Securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Securities allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt security can also affect the price of a debt security, as can an issuer's default on it's payment obligations. Such factors may cause the value of an investment in a ProFund to decline.

Correlation Risk -- A number of factors may affect a ProFund's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund will be able to achieve a high degree of correlation. A ProFund may invest in securities or in other financial instruments not included in its underlying index. A ProFund may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund and may receive trade information after the exchange or market close, potentially resulting in the ProFund being over or under exposed. An exchange or market may close early, which may result in a ProFund being unable to sell or buy securities on that day. An exchange or market may halt trading in securities held by a ProFund, which may result in a ProFund being unable to sell or buy certain options or futures contracts. In such circumstances, a ProFund may be unable to accurately price its outstanding investments or may incur substantial trading losses. These factors may adversely affect a ProFund's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective.

Leverage Risk -- The UltraGovernment Bond, UltraInverse Government Bond and UltraBlue Chip ProFunds employ leveraged investment techniques, and all of the ProFunds may borrow money for investment purposes. Leveraged investment techniques provide greater investment exposure than a ProFund's investment. Use of leverage can magnify the effects of changes in the value of the ProFunds and makes them more volatile. The leveraged investment techniques that the ProFunds employ should cause investors in these ProFunds to lose more money in adverse environments.

Risks of Aggressive Investment Techniques -- The ProFunds use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses or realizing gains.

Non-Diversification Risk -- The ProFunds are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

Counterparty Credit Risk - The ProFunds are subject to credit risk on the amount each ProFund expects to receive from swap agreement and structured note counterparties. A counterparty default on its payment obligation to a ProFund will cause the value of the ProFund to decrease.

New Fund Risk -- There can be no assurances that a ProFund will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval. There can be no assurance that a ProFund will achieve its investment objective.

Who May Want To Consider a ProFund Investment

The Asia ProFund may be appropriate for investors who want to receive investment results approximating the performance of the ProFunds Asia Index.

The UltraBlue Chip ProFund may be appropriate for investors who believe that the value of the Dow Jones Industrial Average will increase, and that by investing with the objective of doubling the index's daily return, they will achieve superior results over time or are seeking to approximate the index's daily return with half the investment required of a conventional mutual fund.

The UltraGovernment Bond ProFund may be appropriate for investors who want to receive investment results approximating 125% of the daily performance of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

Investors in the UltraBlue Chip and UltraGovernment Bond ProFunds should understand that since each Ultra ProFund seeks a multiple of the daily performance of its benchmark index or security, before fees and expenses, it should have greater volatility than a conventional index fund and greater potential for loss.

The Bearish ProFunds may be appropriate for investors who expect the underlying index to decrease and desire to earn a profit as a result of the index declining or who want to protect (hedge) the value of a diversified portfolio of stocks or fixed income investments and/or stock or bond mutual funds from a market downturn that they anticipate. Investors in the UltraInverse Government Bond ProFund should understand that since the UltraInverse Government Bond ProFund seeks 125% of the inverse of the daily performance of its benchmark security, before fees and expenses, it should experience increased volatility versus a conventional index fund and a greater potential for loss.

All of the ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds or exchanging between stock mutual funds, bond mutual funds and money market funds. The ProFunds do not limit how often an investor may exchange among ProFunds and generally do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $15 redemption wire fee. No single ProFund is a complete investment program and should not constitute an investor's sole portfolio investment.

Important Concepts

 .   Leverage and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment's value.

 .   Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

 .   Option contracts grant the purchaser a right, but not the obligation, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day.

 .   Swap agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

 .   Selling short, or borrowing stock to sell to a third party, is a technique that may be employed by a ProFund to seek gains when its benchmark index declines. If a ProFund returns the security to the lender at a price lower than the price at which it borrowed the security plus interest incurred, the ProFund makes a profit on the difference. If the current market price is greater when the time comes to return the security, the ProFund will incur a loss on the transaction.

The ProFunds:

 .   Are not federally insured

 .   Are not guaranteed by any government agency

 .   Are not bank deposits

 .   Are not guaranteed to achieve their objectives

                                                                        ProFunds

The ProFunds contained in this section are all benchmarked to a specific index or security. The following chart outlines the ProFunds, their indices, daily objectives and the types of investments.

ProFund                                     Index                                 Daily Objective
Asia                                        ProFunds Asia Index                   Match

UltraGovernment Bond ProFund                Most recently issued 30-year U.S.     125%

                                            Treasury Bond

UltraInverse Government Bond ProFund        Most recently issued 30-year U.S.     125% of the inverse
                                            Treasury Bond

Short OTC ProFund                           NASDAQ 100(TM)Index                   Inverse

Short Small-Cap ProFund                     [Russell 2000(R)Index]                Inverse

UltraBlue Chip ProFund                      Dow Jones Industrial Average          Double

Asia ProFund

Goal and Principal Investment Strategy

The Asia ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page [ ].

The ProFunds Asia Index, created by ProFund Advisors, is composed of a limited number of companies located in Taiwan, South Korea, Singapore, Hong Kong and China whose securities are traded on U.S. exchanges or on the NASDAQ as depository receipts or ordinary shares. The components of the Index and their relative weights are determined annually by assigning index weight for each country in the index based on country market capitalization, then weighting issuers within each country by market capitalization and screening out issuers that do not meet stock price and liquidity thresholds. The component companies of the Index as of the date of this Prospectus are listed in an appendix to the Statement of Additional Information.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page [ ] , Asia ProFund is subject to the following risks:

Foreign Investment Risk
 .    Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, Asia ProFund may not have access to adequate or reliable company information.

 .    Asia ProFund will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in the ProFunds Asia Index are located. Because it may invest, directly or indirectly, a large portion of its assets in the Asian markets, Asia ProFund's performance may be particularly susceptible to economic, political or regulatory events affecting companies in Taiwan, South Korea, Singapore, Hong Kong, China and Asia in general.

 .    Securities purchased by Asia ProFund may be impacted by fluctuations in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Small Company Investment Risk - Asia ProFund could experience greater risks than a fund which invests primarily in larger-capitalization, widely traded companies, such as:

     . Small company stocks tend to have greater fluctuations in price than the stocks of larger companies;
     . There can be a shortage of reliable information on certain small companies, which at times can pose a risk;
     . Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and
     . Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

[Technology Concentration Risk - To the extent the ProFunds Asia Index is concentrated in issuers conducting business in the technology sector, the technology companies making up Asia ProFund's investments are subject to risks such as:

     .  intense competition, both domestically and internationally;
     .  limited product lines, markets, financial resources or personnel;
     . product obsolescence due to rapid technological developments and frequent new product introductions; and
     . heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.]

[Telecommunications Concentration Risk - To the extent the ProFunds Asia Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up Asia ProFund's investments are subject to risks such as:

     . companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology;
     . technological innovations may make the products and services of telecommunications companies obsolete; and
     . the securities in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.]

Fund Performance

Because Asia ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Asia ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                          Investor       Service
                                                           Class          Class
                                                          --------       -------
Management Fees                                            0.75%          0.75%
Distribution and Service (12b-1) Fees                       None          1.00%
Other Expenses                                              [ ]            [ ]%
                                                            ---            ----
Total Annual ProFund Operating Expenses                     [ ]%           [ ]%

Example: This example is intended to help you compare the cost of investing in Asia ProFund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the ProFund's for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the ProFund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                             1 YEAR            3 YEARS
                                            ---------         ---------
Investor Class                              $ [    ]           $[    ]
Service Class                               $ [    ]           $[    ]

UltraGovernment Bond ProFund

Goal and Principal Investment Strategy

The UltraGovernment Bond ProFund seeks daily investment results, before fees and expenses, that correspond to 120% of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If the UltraGovernment Bond ProFund is successful in meeting its objective, it should gain approximately 120% as much as the price movement of the Long Bond on a given day and should lose approximately 125% as much as the price movement when the price of the Long Bond declines on a given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page [].

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page [ ], UltraGovernment Bond ProFund is also subject to additional risks, which include:

Interest Rate Risk

         Debt securities generally are subject to interest rate risk, which is the risk that the securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than that of securities with shorter maturities.

Prepayment Risk

         When a bond issuer retains the right to pay off a bond before it comes due, the UltraGovernment Bond ProFund may have to reinvest the proceeds at lower interest rates causing a reduction in the UltraGovernment Bond ProFund's income. Prepayment may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Repurchase Agreement Risk

         A repurchase agreement exposes the UltraGovernment Bond ProFund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the UltraGovernment Bond ProFund can lose money because:

>it may not be able to sell the securities at the agreed-upon time and price; or

>the securities lose value before they can be sold.

Fund Performance

Because UltraGovernment Bond ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of UltraGovernment Bond ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                          Investor       Service
                                                           Class          Class
                                                          --------       -------
Management Fees                                            0.75%          0.75%
Distribution and Service (12b-1) Fees                       None          1.00%
Other Expenses                                              [ ]            [ ]%
                                                            ---            ----
Total Annual ProFund Operating Expenses                     [ ]%           [ ]%

Example: This example is intended to help you compare the cost of investing in UltraGovernment Bond ProFund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the ProFund's for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the ProFund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                             1 YEAR            3 YEARS
                                            ---------         ---------
Investor Class                              $ [    ]           $[    ]
Service Class                               $ [    ]           $[    ]

UltraInverse Government Bond ProFund

Goal and Principal Investment Strategy

The UltraInverse Government Bond ProFund seeks daily investment results, before fees and expenses, that correspond to 125% of the inverse (opposite) of the daily performance of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If the UltraInverse Government Bond ProFund is successful in meeting its objective, the net asset value of UltraInverse Government Bond ProFund shares should decrease approximately 125% as much as any daily increase in the price of the Long Bond on a given day. Conversely, the net asset value of shares of UltraInverse Government Bond ProFund should increase approximately 125% as much as any daily decrease in the price of the Long Bond on a given day. Investment strategies common to the ProFunds are discussed in the "Overview "section beginning on page [ ].

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on page [ ], UltraInverse Government Bond ProFund is subject to the following risks:

Interest Rate Risk

         Debt securities generally are subject to interest rate risk, which is the risk that the securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than that of securities with shorter maturities.

Repurchase Agreement Risk

         A repurchase agreement exposes the UltraInverse Government Bond ProFund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the UltraInverse Government Bond ProFund can lose money because:

>it may not be able to sell the securities at the agreed-upon time and price; or

>the securities lose value before they can be sold.

Inverse Correlation Risk - Shareholders in UltraInverse Government Bond ProFund should lose money when the price of the Long Bond rises - a result that is opposite from traditional bond mutual funds.

Fund Performance

Because UltraInverse Government Bond ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of UltraInverse Government Bond ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                     Investor       Service
                                                      Class          Class
                                                    ---------       -------
Management Fees                                       0.75%          0.75%
Distribution and Service (12b-1) Fees                  None          1.00%
Other Expenses                                         [ ]%           [ ]%
                                                       ----           ----
Total Annual ProFund Operating Expenses                [ ]%           [ ]%

Example: This example is intended to help you compare the cost of investing in UltraInverse Government Bond ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                            1 YEAR            3 YEARS
                                           --------           --------
Investor Class                              $ [   ]            $[   ]
Service Class                               $ [   ]            $[   ]

Short OTC ProFund

Goal and Principal Investment Strategy

Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100(TM) Index. If Short OTC ProFund is successful in meeting its objective, the net asset value of Short OTC ProFund shares will increase in proportion to any daily decrease in the level of the NASDAQ-100(TM) Index. Conversely, the net asset value of shares of Short OTC ProFund will decrease in proportion to any daily increase in the level of the NASDAQ-100(TM) Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page [ ].

The NASDAQ-100(TM) Index contains 100 of the largest capitalization and most active non-financial domestic and international companies listed on the NASDAQ Stock Market. Eligibility criteria for the NASDAQ-100(TM) Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on page [ ], Short OTC ProFund is subject to the following risks:

Technology Concentration Risk --To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up Short OTC ProFund `s investments are subject to risks such as:

 >intense competition, both domestically and internationally;

 >limited product lines, markets, financial resources or personnel;

 >product obsolescence due to rapid technological developments and frequent new product introduction;

 >dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

 >heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Inverse Correlation Risk -- Shareholders in Short OTC ProFund should lose money when the NASDAQ-100 Index, its underlying benchmark, rises --a result that is the opposite from traditional equity mutual funds.

Fund Performance

Because Short OTC ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Short OTC ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                     Investor       Service
                                                      Class          Class
                                                     --------      ---------
Management Fees                                       0.75%          0.75%
Distribution and Service (12b-1) Fees                  None          1.00%
Other Expenses                                         [ ]%           [ ]%
                                                       ----           ----
Total Annual ProFund Operating Expenses                [ ]%           [ ]%

Example: This example is intended to help you compare the cost of investing in Short OTC ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                            1 YEAR           3 YEARS
                                            ------           -------
Investor Class                              $[   ]            $[   ]
Service Class                               $[   ]            $[   ]

Short Small-Cap ProFund

Goal and Principal Investment Strategy

The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index. If Short Small-Cap ProFund is successful in meeting its objective, the net asset value of Short Small-Cap ProFund shares will increase in proportion to any daily decrease in the level of the Russell 2000 Index. Conversely, the net asset value of shares of Short Small-Cap ProFund will decrease in proportion to any daily increase in the level of the Russell 2000 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page [].

The Russell 2000 Index is an unmanaged index consisting of approximately 2,000 small company common stocks. The Index comprises 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the publicly traded U.S. equity market.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page [ ], Short Small-Cap ProFund is subject to the following risk:

Small Company Investment Risk - The Short Small-Cap ProFund could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

 .> Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

 .>There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

 .> Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

 .> Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Inverse Correlation Risk -- Shareholders in Short Small-Cap ProFund should lose money when the Russell 2000 Index, its underlying benchmark, rises --a result that is the opposite from traditional equity mutual funds.

Fund Performance

Because Short Small-Cap ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices. Fees and Expenses of the Fund The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Short Small-Cap ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                     Investor       Service
                                                      Class          Class
                                                     --------       --------
Management Fees                                       0.75%          0.75%
Distribution and Service (12b-1) Fees                  None          1.00%
Other Expenses                                         [ ]%           [ ]%
                                                       ----           ----
Total Annual ProFund Operating Expenses                [ ]%           [ ]%

Example: This example is intended to help you compare the cost of investing Short Small-Cap ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                             1 YEAR           3 YEARS
                                            -------           -------
Investor Class                              $[   ]            $[   ]
Service Class                               $[   ]            $[   ]

UltraBlue Chip ProFund

Goal and Principal Investment Strategy

UltraBlue Chip ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA). If UltraBlue Chip ProFund is successful in meeting its objective, before fees and expenses, it should gain approximately twice as much as the daily return of the DJIA on a given day when the index increases and should lose approximately twice as much as the DJIA on a given day when the index decreases. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page [ ].

The DJIA consists of 30 widely held and traded stocks listed on U.S. stock markets selected by Dow Jones based upon reputation, growth, transaction volume and sector coverage. Dow Jones, Dow Jones Industrial Average and DJIA are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to ProFunds, other than the licensing of those service marks for use in connection with the Funds' materials. Dow Jones does not sponsor, endorse, sell or promote the ProFunds.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page [ ] , UltraBlue Chip ProFund is subject to the following risk:

Concentration Risk - Since the UltraBlue Chip ProFund invests in the securities of a limited number of issuers, it is subject to the risk that those issuers will perform poorly, and the fund will be negatively impacted by that poor performance.

Fund Performance

Because UltraBlue Chip ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices. Fees and Expenses of the Fund The table below describes the estimated fees and expenses you may pay if you buy and hold shares of UltraBlue Chip ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                       Investor        Service
                                                        Class           Class
                                                       --------        --------
Management Fees                                         0.75%           0.75%
Distribution and Service (12b-1) Fees                    None           1.00%
Other Expenses                                           [ ]%            [ ]%
                                                         ----            ----
Total Annual ProFund Operating Expenses                  [ ]%            [ ]%

Example: This example is intended to help you compare the cost of investing in UltraBlue Chip ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                            1 YEAR           3 YEARS
                                           --------          -------
Investor Class                              $[   ]            $[   ]
Service Class                               $[   ]            $[   ]

                                                    General ProFunds Information

"Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request."

Calculating the Share Prices

Each Equity ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business. Each Bond ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE every day the NYSE and the Chicago Board of Trade is open for business.

Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a transaction request in good order. If portfolio investments of a ProFund are traded in markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

The ProFunds value shares of each class of shares by dividing the market value of the assets attributable to each class, less the liabilities attributable to the class, by the number of the class's outstanding shares. The ProFunds use the following methods for arriving at the current market value of investments held by the ProFunds:

     . securities listed and traded on exchanges--the [closing] price for the stock on the exchange on a given day, or if there were no sales, the mean between the closing bid and asked prices;

     . securities traded over the counter - NASDAQ-supplied information on the prevailing bid and asked prices; o futures contracts and options on indices and securities--the last sale price prior to the close of regular trading on the underlying exchange;

     . options on futures contracts--priced at fair value determined with reference to established futures exchanges;

     . bonds and convertible bonds generally are valued using a third-party pricing service;

     . short-term debt securities are valued at amortized cost, which approximates market value; and

     . the foreign exchange rates used to calculate the net asset values will be the mean of the bid price and the asked price for the respective foreign currency occurring immediately before the last underlying stock exchange closes.

When price quotes are not readily available or do not accurately reflect fair value, or if an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded, investments may be valued by another method approved by the ProFunds' Board of Trustees intended to reflect fair value. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFunds sold it. In the event that a trading halt closes an exchange or market early, or other events resulte in an exchange or market delaying its normal close, portfolio investments may be valued at fair value, or in a manner that is different from that described above. See the Statement of Additional Information for more details.

The New York Stock Exchange, the Chicago Mercantile Exchange and the Chicago Board of Trade, are open every week, Monday through Friday, except when the following holidays are celebrated in 2002: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The Chicago Board of Trade also may close on Columbus Day, Veterans Day. One or more of these Exchanges may close early on the day before each of these holidays and the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice.

Dividends and Distributions

Each of the ProFunds intends to distribute, each year to its shareholders all of the year's net investment income and net capital gains. Each ProFund will reinvest these distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request a direct cash distribution.

Please keep in mind:

     . Dividend and distribution proceeds will be reinvested in additional shares of the ProFund making the distribution unless you have requested in writing that proceeds be paid to you by check.

     . By selecting the direct cash distribution option, the shareholder agrees to the following conditions:

          . A check will not be issued if the total amount of the dividend or distribution payment for an account is less than $10. In such cases, the dividend proceeds will be automatically reinvested into the appropriate class of the ProFund from which the dividend was paid.

          . Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid.

          . Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Please see the Statement of Additional Information for more information. You should rely on your own tax advisor about the particular federal, state, local and foreign tax consequences of investing in a ProFund.

A ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. ProFund shareholders may be subject to tax on the dividends and distributions they receive. ProFund shareholders may be subject to tax on the dividends and distributions they receive. Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. Shareholders will generally be subject to tax regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. Distributions and dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if a ProFund designates a particular distribution as a long-term capital gains distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends and distributions may also be subject to state and local taxes.

If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange out of a ProFund is generally considered a sale of the ProFund.

Every year the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

Please keep in mind:

 .    Whether a distribution by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gains of the ProFund, not on how long an investor has owned shares of the ProFund.

 .    Dividends and distributions declared by a ProFund in October, November or
     December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.

 .    As with all mutual funds, a ProFund may be required to withhold U.S.
     federal income tax at the rate of 30% of all taxable distributions and redemption proceeds payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax;

     rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

Please see the Statement of Additional Information for more information. Because each investor's tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

Portfolio Turnover

ProFund Advisors expects a significant portion of the ProFunds' assets to come from professional money managers and investors who use ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds of such trading, market timing trading could increase the rate of ProFunds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, while the ProFunds do not expect it, large movements of assets into and out of the ProFunds may negatively impact their abilities to achieve their investment objectives or their projected level of operating expenses. In certain circumstances, a ProFund's expense ratio may vary from the historical ratio disclosed in this prospectus.

                                                             ProFunds Management






"The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operation of the ProFunds."

Board of Trustees and Officers

The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds.

Investment Advisor

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, 10th Floor, Bethesda, Maryland 20814, serves as the investment advisor to all of the ProFunds and provides investment advice and management services to the ProFunds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive fees equal to 0.75% of the average daily net assets of each ProFund. ProFund Advisors bears the costs of providing advisory services.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, LLC, an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings, in 1986 and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at University of Kentucky.

Each ProFund is managed by an investment team chaired by Dr. Seale.

Other Service Providers

ProFunds Distributors, Inc. acts as the distributor of ProFund shares. BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds. Each ProFund pays a fee of 0.15%, on an annual basis, of its average daily net assets for these services.

Index Information

Russell 2000 Index(R) is a trademark of the Frank Russell Company. The ProFunds are not sponsored, endorsed, sold or promoted by Dow Jones or the Frank Russell Company and neither Dow Jones nor the Frank Russell Company makes any representation regarding the advisability of investing in ProFunds.

                                                            Shareholder Services
                                                                           Guide



     "Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund."

Contacting ProFunds

          By telephone:         (888) 776-3637 or (614) 470-8122-- for investors
                                (888) 776-5717--a phone line dedicated
                                for use by institutions and financial
                                professionals only

          By mail:              ProFunds
                                P.O. Box 182800
                                Columbus, OH 43218-2800

          By overnight mail:    ProFunds
                                c/o BISYS Fund Services
                                3435 Stelzer Road
                                Columbus, OH 43219

Minimum Investments

          . $5,000 for discretionary accounts controlled by a financial professional.

          . $15,000 for self-directed accounts controlled directly by investors.

     These minimums apply to all ProFund accounts, including retirement plans, and apply to the total value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, each ProFund may waive or lower purchase or account minimums in other circumstances. ProFunds reserves the right to reject or refuse, at its discretion, any order for the purchase of a ProFund's shares in whole or in part. ProFunds reserves the right to automatically redeem any account that has not maintained the minimum investment amount and to send the recemption proceeds to the investor by check.

Classes of Shares

Investors in any of the ProFunds can purchase either Investor Class shares directly from ProFunds Distributors, Inc., or Service Class shares through an authorized financial intermediary.

Distribution and Services Fees

Under a Distribution and Shareholder Services Plan adopted by the Board of Trustees, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and/or shareholder services. Over time, fees paid under the Distribution and Service Plan will increase the cost of a Service Class shareholder's investment and may cost more than other types of sales charges.

To the extent permitted, ProFunds may reimburse intermediaries for services performed with respect to either Investor Class or Services Class Shares. ProFund Advisors also may use its own resources to compensate third parties for distribution and service-related activities attributable to either share class.

Opening Your ProFunds Account

     By mail:

     [ ] Complete an application for the appropriate share class. Send the application along with a check payable to "ProFunds," to the mail address above.

     [ ] If the application does not designate a specific ProFund, your investment will be made in the Money Market ProFund. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the application does not designate a share class, your investment will be made in the Investor Class.

     [ ] Cash, credit cards and credit card checks are not accepted. Third-party checks are generally not accepted for initial investment. All purchases must be made in U.S. dollars drawn on a U.S. bank.

     By wire transfer:

     [ ] Complete an application and fax it to ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718.

     [ ]  Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to a)
          confirm receipt of the faxed application, b) request your new account number, c) inform ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order.

     [ ] After receiving your confirmation number, instruct your bank to transfer money by wire to:

               Huntington Bank
               Columbus, OH
               Routing/ABA #:
               ProFunds DDA #

               For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number

               Confirmation number: The confirmation number given to you by the ProFunds representative

     Send the original, signed application to ProFunds at the mail or overnight address above under "Contacting ProFunds-By mail."

     Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

     Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

     Establishing Accounts For Tax-Sheltered Retirement Plans

     The ProFunds sponsor several types of Individual Retirement Accounts ("IRAs"), tax sheltered annuities (TSAs or 403(b)(7) plans), profit sharing plans, money purhcase plans and individual 401(k) plans that enable individual investors to set up their own retirement savings programs. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. Individual 401(k) plans have separate record keeping and reporting fees. For additional information, please visit the ProFunds website, www.profunds.com or contact ProFunds at (888) 776-3637.

Purchasing Additional ProFunds Shares

     Minimum: The minimum subsequent purchase amount is $100.

     By mail: Send a check payable to "ProFunds" to the mail address above. Write the name of the ProFund in which you wish to invest and your account number on the check. Please include an investment slip, which is attached to your transaction confirmation statement, for the appropriate ProFund. Cash, credit cards, and credit card checks are not accepted. Please contact ProFunds in advance if you wish to send third-party checks. All purchases need to be made in U.S. dollars with checks drawn on a U.S. bank.

     By wire transfer: See instructions under "Opening Your ProFunds Account."

     You can then instruct your bank to transfer your funds to:

     Huntington Bank
     Columbus, OH
     Routing/ABA #:
     ProFunds DDA #:

     For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

     Confirmation number: The confirmation number given to you by the ProFunds representative.

     Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

     Although PorFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires. Procedures for purchasing shares:

     . ProFunds prices shares you purchase at the price per share next computed after we receive and accept your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment, and for new accounts, a properly completed application. ProFunds and ProFunds Distributors, Inc. may reject any purchase request for any reason.

     . Any check or wire order received, which does not designate a specific ProFund(s), will be used to purchase shares (i) in your existing ProFund account, if you have an investment in only one ProFund, or
          (ii) in the Money Market ProFund--Investor Class if you have more than one ProFund investment. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the wire or check cannot be identified, it may be rejected and returned. Please note, rejected checks may not be returned for up to 10 days to allow the original check to clear. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investment being directed to the Money Market ProFund, or an existing active ProFund account, or for checks or wires being returned.

     . A wire purchase is considered in good order only if (i) you have called ProFunds under the procedures described above and (ii) ProFunds receives and accepts your wire between 8:00 a.m. and 3:30 p.m., Eastern time for all ProFunds. Wires received after ProFunds' wire processing times will be processed as of the next time that wire orders are processed. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off time will be adjusted accordingly.

     . If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.

     . Your financial intermediary has the responsibility of transmitting your orders promptly. Financial intermediaries may impose additional restrictions and may charge fees not described in this prospectus.

Exchanging ProFund Shares

     Shareholders generally have the privileged of exchanging shares of either class of a publicly available ProFund for shares of another publicly available ProFund (including ProFunds that are offered through different prospectuses) free of charge and without limitation of frequency or maximum amount. ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

     ProFunds accepts exchange orders by phone, in writing or through the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction.

     By mail: Send a letter to ProFunds at the address above indicating (i) the account number, (ii) the dollar amount or share amount of the exchange, and
     (iii) the ProFund you are exchanging from and the ProFund you are exchanging into. If the account contains ProFund of both classes, also indicate the class of each ProFund. Sign the letter. In certain circumstances, ProFunds require a signature guarantee. See "Signature Guarantee" on page [].

     By telephone: The ProFunds accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above times, except the 8:00 a.m. beginning time, will be adjusted accordingly.

     Neither ProFunds, ProFunds Distributors, Inc. or the ProFunds' transfer agent will be responsible for any loss, liability, cost, or expense resulting from processing telephone exchanges believed to be authentic if they follow reasonable security procedures.

     Exchanges by telephone can only be processed by specific dollar amount or specific share amount.

     The ProFunds may terminate the ability to exchange ProFund shares via the telephone at any time, in which case you may continue to exchange shares by other means.

     By Internet: Shareholders may transact exchanges of shares of the ProFunds at ProFunds' web site (www.profunds.com). To access this service through the web site, click on the "Access Account" icon. Next, select the button for "individual account." You will be prompted to enter your Social Security Number. Follow the instructions to establish your Personal Identification Number (PIN) which will allow you to execute exchanges between ProFunds and access ProFunds account information. The ProFunds accept exchange orders via the ProFunds web site trading service except between

     3:55 p.m. and 4:30 p.m., Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted accordingly.

     Internet exchange transactions are extremely convenient, but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds' transfer agent will be responsible for any loss, liability, cost or expense resulting from unauthorized internet transactions if they follow reasonable security procedures. If you or your intermediary make exchange requests by the Internet, you will generally bear the risk of loss.

     The ProFunds may terminate the ability to exchange ProFund shares on its web site at any time, in which case you may exchange shares by other means.

     Please keep in mind when exchanging shares:

     An exchange actually is a redemption (sale) of shares of one ProFund and a purchase of shares of another ProFund. Exchanges may have tax consequences for you.

     Before exchanging into a ProFund, please read the prospectus.

     Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds' transfer agent are required to verify that there is a sufficient balance in the account to cover the exchange purchase. You will be responsible for any loss if there are insufficient funds available to cover the purchase due to a decline in the value of the ProFund from which you are exchanging.

     Please note that during certain holiday periods, it may take several days for exchanges to be completed due to weekends or holidays.

     The minimum exchange for self-directed accounts is $1,000 or, if less, the account's current value.

     The redemption and purchase will be processed at the next-calculated net asset values of the respective ProFunds after the ProFunds have received and accepted your exchange request.

Redeeming ProFund Shares

You may redeem all or part of your shares at the net asset value next determined after we receive your redemption request in good order.

Phone Redemptions

The ProFunds are able to receive redemption orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern Time. All ProFunds accept redemption orders by telephone between 4:40 p.m. and 9:00 p.m. Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times, except the 8:00 a.m. beginning time, will be adjusted accordingly.

The ProFunds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

Written Redemptions

To redeem all or part of your shares in writing, your request must include the following information for each ProFund redemption: o the name of the ProFund(s),

 .    the account number(s),
 .    the dollar amount or number of shares being redeemed,
 .    the name(s) of the account owners, and
 .    the signature(s) of all registered account owners. In certain circumstances, you will be required to have these signatures guaranteed. See "Signature Guarantee" on page [].
 .    Please also include your daytime telephone number.

In Person

You may redeem shares in person at:

ProFunds
c/o BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

between 9:00 a.m. and 5:00 p.m. Eastern time Monday through Friday at the next available price (except on NYSE holidays). Shares will be redeemed at the next net asset value calculated after receipt of your request.

Wire Redemptions

If you have established the wire redemption option on your account, your redemption proceeds will be wired directly into the bank account you have designated. ProFunds charges a $15 service fee for a wire transfer of redemption proceeds, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form.

Receiving Your Redemption Proceeds

By Check: Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner's address of record. You may request a check to be sent to a third party or to a different address in writing. Such a request requires a signature guarantee. See "Signature Guarantees" on page [].

By wire: Your telephone, written, or in person redemption order may also request that proceeds be sent to your bank account by wire. If the proceeds are to be sent to a bank account other than the bank account you have previously established on your ProFunds account, you must make the request in writing with the signatures of all registered owners guaranteed. See "Signature Guarantees" on page [].

Please keep in mind when redeeming shares:

Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account's entire current value. Following a redemption, the remaining account balance needs to be above the applicable minimum investment.

The ProFunds normally remit redemption proceeds within seven days of redemption. For redemption of shares purchased by check or Automatic Investment, ProFunds may wait up to 15 calendar days before sending redemption proceeds to ensure that its transfer agent has collected the purchase payment.

ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.

To redeem shares in a retirement account, your request must be in writing, on a retirement distribution form. Call the ProFunds to request a retirement distribution form or download the form from the ProFunds' website at www.profunds.com.

Involuntary Redemptions: ProFunds reserves the right to redeem involuntarily an investor's account, including a retirement account, if the account holder's aggregate account balance falls below the applicable minimum investment amount. In addition, both a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment may be treated as a request for a complete redemption of the account.

Suspension of Redemptions

Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission ("SEC"); (iii) an emergency exists, as determined by the SEC, so that disposal of a ProFund's investments or the determination of its net asset value is not reasonably practicable; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds' investors.

OTHER SERVICES AND IMPORATANT INFORMATION

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA shareholders over 70 1/2 years of age.

Signature Guarantee

Certain redemption requests must include a signature guarantee. The redemption request must be in writing and include a signature guarantee for each registered account owner if any of the following apply:

 .    Your account address has changed within the last 10 business days.
 .    A check is being mailed to a different address than the one on your account.
 .    A check or wire is being made payable to someone other than the account owner.
 .    Redemption proceeds are being transferred to an account with a different registration.
 .    A wire is being sent to a financial institution other than the one that has been established on your ProFunds account for at least 10 business days.
 .    Other unusual situations as determined by ProFund's transfer agent.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stockbroker, a savings association or a national securities exchange.

About Telephone Transactions

It may be difficult to reach ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.

You may initiate numerous transactions by telephone. Please note, however, that the ProFunds and their agents will not be responsible for losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may get processed while others may not. This may result in you holding fund positions you may not want or not holding fund positions you do want. Neither ProFunds, ProFund Advisors, BISYS Fund Services, nor Concord Financial (the distributor) will be responsible for transactions which did not get processed in this circumstance.

About Internet Transactions

It may be difficult to transact over the Internet during times of heavy market activity or other times of heavy Internet usage, at either ProFunds or at your Internet service provider. Technological difficulties may also make the use of the Internet slow or unavailable at times. If you are unable to process a trade via the Internet, consider sending written instructions.

Excess Exchanges or Redemptions

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFund's transfer agent or ProFunds Distributors,

Inc. will be responsible for transactions that did not process in this circumstance. You may be lieable for losses resulting from exchange purchases cancelled due to insufficient exchange redemption proceeds.

[Back Cover]

You can find more detailed information about the ProFunds in their current Statement of Additional Information which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in ProFunds, write us at:

ProFunds
P.O. Box 182800
Columbus, OH 43218-2800

or call our toll-free numbers:

(888) PRO-FNDS (888) 776-3637 For Investors
(888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

or visit our web site www.profunds.com

You can find other information about ProFunds on the SEC's web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at (202) 942-8096.

ProFunds and the Bull & Bear design, Ultra and Innovations in Indexing are trademarks of ProFund Advisors LLC.


ProFunds Executive Offices
Bethesda, MD
Innovations in Indexing
811-08239
PROBK



     ...........................................................................

[PHOTO]

                        BROAD INDEX PROFUNDS

                             Bull
                             Mid-Cap
                             Small-Cap
                             OTC
                             Europe 30
                             Mid-Cap Value
                             Mid-Cap Growth
                             Small-Cap Value
                             Small-Cap Growth

                             UltraBull
                             UltraMid-Cap
                             UltraSmall-Cap
                             UltraOTC

                             UltraJapan

                        BEARISH PROFUNDS
                             Bear
                             UltraBear
                             UltraShort OTC

                        ULTRASECTOR PROFUNDS
                             Airlines
                             Banks
                             Basic Materials
                             Biotechnology
                             Consumer Cyclical
                             Consumer Non-Cyclical
                             Energy

                             Financial

                             Healthcare
                             Industrial
                             Internet

                             Leisure Goods & Services
                             Oil Drilling, Equipment & Services

                             Pharmaceuticals
                             Precious Metals
                             Real Estate
                             Semiconductor
                             Technology
                             Telecommunications
                             Utilities
                             Wireless Communications

                        MONEY MARKET PROFUND

    .   Prospectus


        May 1, 2002



[LOGO]                  Like shares of all mutual funds, these securities have
ProFunds                not been approved or disapproved by the Securities and
                        Exchange Commission nor has the Securities and Exchange
                        Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  .   Table of Contents

    1   PROFUNDS OVERVIEW

   11   BROAD index PROFUNDS

   12      Bull
   14      Mid-Cap
   16      Small-Cap
   18      OTC
   20      Europe 30 (formerly UltraEurope)
   22      Mid-Cap Value
   24      Mid-Cap Growth
   26      Small-Cap Value
   28      Small-Cap Growth
   30      UltraBull
   32      UltraMid-Cap
   34      UltraSmall-Cap
   36      UltraOTC
   38      UltraJapan

   41   BEARISH PROFUNDS

   42      Bear
   44      UltraBear
   46      UltraShort OTC

   49   ULTRASECTOR PROFUNDS

   50      Airlines
   52      Banks
   54      Basic Materials
   56      Biotechnology
   58      Consumer Cyclical
   60      Consumer Non-Cyclical
   62      Energy
   64      Financial
   66      Healthcare
   68      Industrial
   70      Internet
   72      Leisure Goods &Services
   74      Oil Drilling, Equipment & Services
   76      Pharmaceuticals
   78      Precious Metals
   80      Real Estate
   82      Semiconductor
   84      Technology
   86      Telecommunications
   88      Utilities
   90      Wireless Communications

   93   MONEY MARKET PROFUND

   99   GENERAL PROFUNDS INFORMATION

  105   PROFUNDS MANAGEMENT

  111   SHAREHOLDER SERVICES GUIDE

  121   FINANCIAL HIGHLIGHTS


[LOGO]

                                    [PICTURE]

                              .  ProFunds Overview

               "Each ProFund seeks to provide its shareholders with predictable daily investment returns approximating its daily benchmark by investing in securities and other financial instruments."

                                                          ProFunds Overview .  1

 .  ProFunds Overview

PROFUNDS OBJECTIVES

Except for the Money Market ProFund, the ProFunds described in this prospectus seek to provide daily investment results, before fees and expenses, which correspond to the performance of a particular benchmark./1/

Broad Index ProFunds: These ProFunds seek to provide daily investment results, before fees and expenses, that match or double the daily performance of an index.


   ProFund                 Index                   Daily Objective      Types of Companies in Index
   Bull                    S&P 500(R)              Match                Diverse, widely traded, large
                           Index                                        capitalization

   Mid-Cap                 S&P MidCap              Match                Diverse, widely traded,
                           400 Index(R)                                 mid-capitalization

   Small-Cap               Russell 2000(R)Index    Match                Diverse, small capitalization

   OTC                     NASDAQ-100(R)           Match                Large capitalization, most with
                           Index                                        technology and/or growth orientation

   Europe 30               ProFunds Europe 30                           Match Large capitalization, widely traded
   (formerly UltraEurope)  Index                                        European stocks

   Mid-Cap Value           S&P MidCap 400/         Match                Diverse, widely traded,
                           BARRA Value Index                            mid-capitalization

   Mid-Cap Growth          S&P MidCap 400/         Match                Diverse, widely traded,
                           BARRA Growth Index                           mid-capitalization

   Small-Cap Value         S&P SmallCap 600/       Match                Diverse, small capitalization
                           BARRA Value Index

   Small-Cap Growth        S&P SmallCap 600/       Match                Diverse, small capitalization
                           BARRA Growth Index

   UltraBull               S&P 500                 Double               Diverse, widely traded, large
                           Index                                        capitalization

   UltraMid-Cap            S&P MidCap 400 Index    Double               Diverse, widely traded,
                                                                        mid-capitalization

   UltraSmall-Cap          Russell 2000 Index      Double               Diverse, small capitalization

   UltraOTC                NASDAQ-100              Double               Large capitalization, most with
                           Index                                        technology and/or growth orientation

   UltraJapan              Nikkei 225              Double               Large capitalization, widely traded
                           Stock Average                                Japanese stocks



Bearish ProFunds: These ProFunds seek to provide daily investment results, before fees and expenses, that match or double the inverse (opposite) of an index's daily performance.


   ProFund                 Index                   Daily Objective      Types of Companies in Index
   Bear                    S&P 500                 Inverse              Diverse, widely traded, large
                           Index                                        capitalization

   UltraBear               S&P 500                 Double the inverse   Diverse, widely traded, large
                           Index                                        capitalization

   UltraShort OTC          NASDAQ-100              Double the inverse   Large capitalization, most with
                           Index                                        technology and/or growth orientation.


/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies. For example, UltraBull ProFund has a benchmark of twice the daily return of the S&P 500 Index(R).


2  . ProFunds Overview

UltraSector ProFunds: These ProFunds seek to provide daily investment results, before fees and expenses, that correspond to 150% of the daily performance of a specified Dow Jones U.S. sector index.

                          Dow Jones                         Daily
   ProFund                U.S. Index                        Objective        Types of Companies in Index
   Airlines               Airlines Sector                   150%             Securities within the airlines sector of
                                                                             the U.S. equity market

   Banks                  Banks Sector                      150%             Securities within the banks sector of
                                                                             the U.S. equity market

   Basic Materials        Basic Materials Sector            150%             Securities within the basic materials
                                                                             sector of the U.S. equity market

   Biotechnology          Biotechnology Sector              150%             Securities within the biotechnology sector
                                                                             of the U.S. equity market

   Consumer Cyclical      Consumer Cyclical                 150%             Securities within the consumer cyclical
                          Sector                                             sector of the U.S. equity market

   Consumer               Consumer                          150%             Securities within the consumer
   Non-Cyclical           Non-Cyclical Sector                                non-cyclical sector of the U.S.
                                                                             equity market

   Energy                 Energy Sector                     150%             Securities within the energy sector of
                                                                             the U.S. equity market

   Financial              Financial Sector                  150%             Securities within the financial sector of
                                                                             the U.S. equity market

   Healthcare             Healthcare Sector                 150%             Securities within the healthcare sector of
                                                                             the U.S. equity market

   Industrial             Industrial Sector                 150%             Securities within the industrial sector of
                                                                             the U.S. equity market

   Internet               Internet Sector                   150%             Securities within the internet sector of
                                                                             the U.S. equity market

   Leisure Goods          Leisure Goods                     150%             Securities within the leisure goods and
   & Services             & Services Sector                                  services sector of the U.S. equity market

   Oil Drilling, Equip-   Oil Drilling, Equipment           150%             Securities within the oil drilling,
   ment & Services        & Services Sector                                  equipment and services sector of the U.S.
                                                                             equity market

   Pharmaceuticals        Pharmaceuticals                   150%             Securities within the pharmaceuticals sector
                          Sector                                             of the U.S. equity market

   Precious Metals        Precious Metals                   150%             Securities within the precious metals sector
                          Sector                                             of the U.S. equity market

   Real Estate            Real Estate Sector                150%             Securities within the real estate sector of
                                                                             the U.S. equity market

   Semiconductor          Semiconductor Sector              150%             Securities within the semiconductor sector of
                                                                             the U.S. equity market

   Technology             Technology Sector                 150%             Securities within the technology sector of
                                                                             the U.S. equity market

   Telecommunications     Telecommunications                150%             Securities within the telecommunications
                          Sector                                             sector of the U.S. equity market

   Utilities              Utilities Sector                  150%             Securities within the utilities sector of
                                                                             the U.S. equity market

   Wireless               Wireless                          150%             Securities within the wireless communications
   Communications         Communications                                     sector of the U.S. equity market
                          Sector

                                                          ProFunds Overview .  3

 . ProFunds Overview



BROAD INDEX PROFUNDS

 . The investment objective of each of the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Europe 30 ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund and Small-Cap Growth ProFund is to seek daily investment results, before fees and expenses, that correspond to the daily performance of a specific stock market index. These ProFunds may be considered to be comparable to conventional index funds.

 .  The investment objective of each of the UltraBull ProFund, UltraMid-Cap
   ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, and UltraJapan ProFund is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of a specified stock market index. The investment results of these ProFunds should magnify (both positively and negatively) the daily performance of the underlying stock market index.


BEARISH PROFUNDS


 . The investment objective of Bear ProFund is to seek daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index").

 .  The investment objective of each of the UltraBear ProFund and UltraShort OTC
   ProFund is to seek daily investment results, before fees and expenses, that correspond to double the inverse (opposite) of the daily performance of its benchmark index.

 . The net asset values of shares of these ProFunds should go down when their benchmark goes up on a given day.


ULTRASECTOR PROFUNDS

 . The investment objective of each of the 21 UltraSector ProFunds described in this prospectus is to seek daily investment results, before fees and expenses, that correspond to 150% of the daily performance of a specified Dow Jones U.S. sector index.

 . These ProFunds are designed to allow investors to gain investment exposure to a particular economic segment of the U.S. economy.


MONEY MARKET PROFUND


The ProFunds also offer the Money Market ProFund which is discussed later in this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The following discussion of investment strategies covers all the ProFunds, with the exception of Money Market ProFund, whose investment objective and strategies are covered later in this prospectus in the section titled "Money Market ProFund."


In seeking to achieve the ProFunds' investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark,


4  . ProFunds Overview
the ProFunds' investment advisor, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds do not take temporary defensive positions.

The ProFunds take positions in securities and other instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks. The ProFunds may invest in securities that are not included in their benchmarks if ProFund Advisors believes it is appropriate in view of the ProFunds' investment objectives.

The Bull, Mid-Cap, Small-Cap, OTC, Europe 30, Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, UltraBull, UltraMid-Cap, UltraSmall-Cap, UltraOTC, and UltraSector ProFunds principally invest in:

 . A combination of securities and instruments that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark;


 .  Futures contracts on stock indices, and options on futures contracts; and

 . Financial instruments such as equity caps, collars, floors, swaps, depository receipts, and options on securities and stock indices.

UltraJapan ProFund principally invests in:

 .  Futures contracts on stock indices, and options on futures contracts; and


 . Financial instruments such as equity caps, collars, floors, swaps, structured notes, depository receipts, and options on securities and stock indices.


In addition, UltraJapan ProFund may invest in a combination of stocks that in ProFund Advisors' opinion should simulate the movement of the Nikkei 225 Stock Average.


The Bearish ProFunds generally do not invest in securities such as common stock of operating companies. Rather, the Bearish ProFunds principally invest in futures contracts, options on futures contracts, options contracts, swaps and other financial instruments, and engage in short sales. Using these techniques, these ProFunds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the ProFund terminates the position. These ProFunds will generally realize a gain if the underlying security or index declines in price between those dates.

All of the ProFunds may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark. Each ProFund may hold U.S. government securities, including government agency securities, money market instruments or cash equivalents. In addition, all of the ProFunds may borrow money for investment purposes.

The UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraJapan ProFund and the UltraSector ProFunds may invest in futures contracts on stock indices, options on futures contracts, swaps and the other financial instruments noted above in order to produce economically "leveraged" investment results. Leverage is a way to magnify market movements into larger changes in the value of the investments of these ProFunds.

The UltraBear ProFund and UltraShort OTC ProFund may invest in futures contracts, options on futures contracts, options contracts, swaps and other financial instruments in order to produce economically "leveraged" investment results.


                                                          ProFunds Overview .  5

 . ProFunds Overview

Leverage is a way to magnify market movements into larger changes in the value of the investments of these ProFunds.


The Europe 30 ProFund invests in financial instruments with values that reflect the performance of stocks of European companies. UltraJapan ProFund may invest in financial instruments with values that reflect the performance of stocks issued by certain Japanese companies. Europe 30 and UltraJapan ProFunds may invest in American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and New York shares.



WHAT THE PROFUNDS DO

Each ProFund:


 . Seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments. These financial instruments may include futures, options and swaps.

 .  Uses a mathematical approach.

 .  Pursues its objective regardless of market conditions, trends or direction.

 .  Seeks to provide correlation with its benchmark on a daily basis.


WHAT THE PROFUNDS DO NOT DO

ProFund Advisors does not:

 . Conduct conventional stock research or analysis or forecast stock market movement in managing the ProFunds' assets.

 .  Invest the ProFunds' assets in stocks or instruments based on ProFund
   Advisors' view of the fundamental prospects of particular companies.

 . Adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for the ProFunds' benchmark indices.


The ProFunds do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the UltraProFunds, Bearish ProFunds and UltraSector Profunds from achieving such results.



PRINCIPAL RISKS OF INVESTING IN THE PROFUNDS

Like all investments, the ProFunds entail risk. ProFund Advisors cannot guarantee that any ProFund will achieve its investment objective. As with any mutual fund, the ProFunds could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds are:


Market Risk -- The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors


6  . ProFunds Overview
in the ProFunds, other than the Bearish ProFunds, should normally lose money on days when the index underlying their benchmark declines. Investors in a Bearish ProFund should lose money on days when the index underlying its benchmark increases.

Equity Risk -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund to decrease. Small and mid capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' securities. The risk of equity investing may be particularly acute when a ProFund invests in the securities of issuers with small market capitalization.

Concentration Risk -- Since each UltraSector ProFund invests in the securities of a limited number of issuers conducting business in a specific market or industry sector, it is subject to the risk that those issuers (or that market sector) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance.

Correlation Risk -- A number of factors may affect a ProFund's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A ProFund may invest in securities or in other financial instruments not included in its underlying index. A ProFund may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund and may receive trade information after the exchange or market close, potentially resulting in the ProFund being over or under exposed. An exchange or market may close early, which may result in a ProFund being unable to sell or buy securities on that day. An exchange or market may halt trading in securities held by a ProFund, which may result in a ProFund being unable to sell or buy certain options or futures contracts. In such circumstances, a ProFund may be unable to accurately price its outstanding investments or may incur substantial trading losses. These factors may adversely affect a ProFund's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective.

Leverage Risk -- The UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraJapan ProFund and UltraSector ProFunds employ leveraged investment techniques, and all of the ProFunds may borrow money for investment purposes. Leveraged investment techniques provide greater investment exposure than a ProFund's investment. Use of leverage can magnify the effects of changes in the value of the ProFunds and makes them more volatile. The leveraged investment techniques that the ProFunds employ should cause investors in these ProFunds to lose more money in adverse environments.

Risks of Aggressive Investment Techniques -- ProFunds use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments to create leverage, include potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index.


Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses or realizing gains.

                                                          ProFunds Overview .  7

 . ProFunds Overview



Non-Diversification Risk -- The ProFunds are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

Swap Counterparty Risk - The ProFunds are subject to credit or performance risk on the amount each ProFund expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund will cause the value of the ProFund to decrease.

New Fund Risk -- For Airlines UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Industrial UltraSector ProFund, Leisure Goods &Services UltraSector ProFund, Oil Drilling, Equipment & Services UltraSector ProFund and Precious Metals UltraSector ProFund, there can be no assurances that a ProFund will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.


The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval. There can be no assurance that a ProFund will achieve its investment objective.


WHO MAY WANT TO CONSIDER A PROFUNDS INVESTMENT


Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund and Europe 30 ProFund may be appropriate for investors who want to receive investment results approximating the performance of a particular index.

The Small-Cap Value ProFund and Mid-Cap Value ProFund may be appropriate for investors who believe that investing in small- and mid-capitalization value stocks will achieve superior results over time, or who want to try to moderate risks associated with more aggressive, growth-oriented investments.

The Small-Cap Growth ProFund and Mid-Cap Growth ProFund may be appropriate for investors who believe that investing in small and mid capitalization growth stocks will achieve superior results over time.

The Broad Index Ultra ProFunds may be appropriate for investors who believe that the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return, they will achieve superior results over time or are seeking to approximate an index's daily return with half the investment required of a conventional mutual fund. Investors in these ProFunds should understand that since each Broad Index Ultra ProFund seeks to double the daily performance of its benchmark index, before fees and expenses, it should have twice the volatility of a conventional index fund and twice the potential for loss.


8  . ProFunds Overview

The Bearish ProFunds may be appropriate for investors who expect the underlying index to decrease and desire to earn a profit as a result of the index declining or who want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from a market downturn that they anticipate.

The UltraSector ProFunds may be appropriate for investors who desire to add investments in economic sectors with perceived above average growth potential, who actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change, and who want to hedge against anticipated price decreases of other holdings.

Money Market ProFund may be appropriate for investors who desire a high level of current income as is consistent with liquidity and preservation of capital.


All of the ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds or exchanging between stock mutual funds and money market funds. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $15 wire redemption fee. No single ProFund is a complete investment program.



IMPORTANT CONCEPTS


 . Leverage and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment's value.


 . Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.


 . Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day.


 . Swap agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.


 . Selling short, or borrowing stock to sell to a third party, is a technique that may be employed by a ProFund to seek gains when its benchmark index declines. If a ProFund returns the security to the lender at a price lower than the price at which it borrowed the security plus interest incurred, the ProFund makes a profit on the difference. If the current market price is greater when the time comes to return the security, the ProFund will incur a loss on the transaction.


 . American Depository Receipts (ADRs) represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

                                                          ProFunds Overview .  9

 . Global Depository Receipts (GDRs) are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

 .  New York Shares (or "direct shares") are foreign stocks, denominated in U.S.
   dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations' exchanges.

THE PROFUNDS:

 . Are not federally insured

 . Are not guaranteed by any government agency

 . Are not bank deposits

 . Are not guaranteed to achieve their objectives

10  . ProFunds Overview

                                   [PICTURE]


                             . Broad Index ProFunds


The ProFunds contained in this section are all benchmarked to a specific broad market index. The following chart outlines these ProFunds, their indices and daily objectives.

                                                                 Daily
   ProFund               Benchmark                               Objective
--------------------------------------------------------------------------------
   Bull                  S&P 500(R) Index                        Match
   Mid-Cap               S&P MidCap 400 Index(R)                 Match
   Small-Cap             Russell 2000(R) Index                   Match
   OTC                   NASDAQ-100(R) Index                     Match
   Europe 30             ProFunds Europe 30 Index                Match

   Mid-Cap Value         S&P MidCap 400/BARRA Value Index        Match
   Mid-Cap Growth        S&P MidCap 400/BARRA Growth Index       Match
   Small-Cap Value       S&P SmallCap 600/BARRA Value Index      Match
   Small-Cap Growth      S&P SmallCap 600/BARRA Growth Index     Match

   UltraBull             S&P 500 Index                           Double
   UltraMid-Cap          S&P MidCap 400 Index                    Double
   UltraSmall-Cap        Russell 2000 Index                      Double
   UltraOTC              NASDAQ-100 Index                        Double
   UltraJapan            Nikkei 225 Stock Average                Double


                                                      Broad Index ProFunds .  11

> Bull ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY


Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500(R) Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The S&P 500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.



PRINCIPAL RISK CONSIDERATIONS


The principal risks associated with Bull ProFund are discussed in the "Overview" section beginning on page 6.



FUND PERFORMANCE


The bar chart below shows how the performance of Bull ProFund Investor Class Shares has varied from year to year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.


12  . Broad Index ProFunds

Annual Returns as of December 31 each year

 1998      26.57%
 1999      17.16%
 2000     -12.48%
 2001      _____%

During the period covered in the bar chart, the highest return on Investor Class
Shares of Bull ProFund for a quarter was     % (quarter ended          ) and the
lowest return was     % (quarter ended           ).



Average Annual Returns As of December 31, 2001

                                       One        Since          Inception
                                       Year       Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                        %           %        12/02/97
   Investor Class Shares
      - After Taxes on Distributions        %           %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                  %           %
   Service Class Shares(1)                  %           %        12/02/97
   S&P 500(R)Index(1)                       %           %

1. Reflects no deduction for taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Bull ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  -----          -----
   Total Annual ProFund Operating Expenses            %              %

Example: This example is intended to help you compare the cost of investing in Bull ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class             $            $            $            $
   Service Class              $            $            $            $


                                                      Broad Index ProFunds .  13

 .  Mid-Cap ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Mid-Cap ProFund seeks daily investment results that correspond, before fees and expenses, to the daily performance of the S&P MidCap 400 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The S&P MidCap 400 Index is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Mid-Cap ProFund is also subject to mid-cap company investment risk. Mid-Cap ProFund could experience risks that a fund which invests primarily in large- capitalization, widely traded companies would not. Such risks could include:

 . Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

 . Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

FUND PERFORMANCE

Because Mid-Cap ProFund is newly formed performance information is contained in the Annual Report dated December 31, 2001.

14 . Broad Index ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Mid-Cap ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*                                 $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.75%          0.75%
                                                  ----           ----
   Total Annual ProFund Operating Expenses        1.50%          2.50%

Example: This example is intended to help you compare the cost of investing in Mid-Cap ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class            $153         $474
   Service Class             $253         $779


                                                       Broad Index ProFunds . 15

 .  Small-Cap ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000(R) Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Russell 2000 Index is an unmanaged index consisting of 2,000 small company common stocks. The Index comprises approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index which, in turn, represents approximately 98% of the publicly traded U.S. equity market.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Small-Cap ProFund is subject to the following risk:

Small Company Investment Risk -- The Small-Cap ProFund could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

 .    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

 .    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

 .    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

 .    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

FUND PERFORMANCE

Because Small-Cap ProFund is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

16 . Broad Index ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Small-Cap ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*                                 $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.75%          0.75%
                                                  ----           ----
   Total Annual ProFund Operating Expenses        1.50%          2.50%

Example: This example is intended to help you compare the cost of investing in Small-Cap ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $153         $474
   Service Class                    $253         $779

                                                       Broad Index ProFunds . 17

 .  OTC ProFund

Goal and Principal Investment Strategy

OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index(R). Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The NASDAQ-100 Index contains 100 of the largest market capitalization and most active non-financial domestic and international companies listed on the NASDAQ Stock Market. Eligibility criteria for the NASDAQ-100 Index includes a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 6, OTC ProFund is also subject to the following risk:

Technology Concentration Risk -- To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up OTC ProFund's investments are subject to risks such as:

 .    intense competition, both domestically and internationally;

 .    limited product lines, markets, financial resources or personnel;

 .    product obsolescence due to rapid technological developments and frequent new product introduction;

 .    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

 .    heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Fund Performance

The bar chart below shows the performance of OTC ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.


18 . Broad Index ProFunds

Annual Returns as of December 31 each year

                              During the period covered in the bar chart, the
                              highest return on Investor Class Shares of OTC
                              ProFund for a quarter was   % (quarter ended
                                  ) and the lowest return was   % (quarter
     NEW CHART TO UPDATE      ended        ).


Average Annual Returns As of December 31, 2001


                                        One           Since          Inception
                                        Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                       %              %          08/08/00
   Investor Class Shares
      - After Taxes on Distributions       %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                 %              %
   Service Class Shares(1)                 %              %          08/08/00
   NASDAQ-100 Index(R)(1)                  %              %


1. Reflects no deduction for taxes.



FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of OTC ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*                                  $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.70%          0.70%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  -----          -----
   Total Annual ProFund Operating Expenses            %              %

Example: This example is intended to help you compare the cost of investing in OTC ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $


                                                      Broad Index ProFunds .  19

 .  Europe 30 ProFund
   (formerly UltraEurope ProFund)

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of the 30 European companies whose securities are traded on U.S. exchanges or on the NASDAQ as ADRs with the highest market capitalization, as determined annually. The component companies of the Index as of the date of this Prospectus are listed in an appendix to the Statement of Additional Information.

Prior to September 4, 2001, Europe 30 ProFund was named "UltraEurope ProFund" and sought daily investment results that corresponded to twice (200%) the daily performance of ProFunds Europe Index.

PRINCIPAL RISK CONSIDERATIONS


In addition to the common risks discussed in the "Overview" section beginning on page 6, Europe 30 ProFund is also subject to the risks of foreign investing, which may involve risks not typically associated with investing in U.S. securities alone:

 .    Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards.
 .    Europe 30 ProFund will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in its benchmark are located.
 .    The value of ADRs could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

FUND PERFORMANCE

The bar chart below shows how the performance of Europe 30 ProFund Investor Class Shares has varied from year to year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Please note that the performance information below reflects performance of Europe 30 ProFund during a period when it pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to twice (200%) the daily performance of a different benchmark index, the ProFunds Europe Index ("PEI"). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index ("FTSE-100"), the Deutsche Aktienindex ("DAX") and the CAC-40, each of which is described below.

20  . Broad Index ProFunds

Annual Returns as of December 31 each year

                [CHART]       During the period covered in the bar chart, the
                              highest return on Investor Class Shares of Europe
2000     -33.55               30 ProFund for a quarter was   % (quarter ended
2001     ______%                  ) and the lowest return was   % (quarter ended
                                        ).

Average Annual Returns As of December 31, 2001


                                        One           Since          Inception
                                        Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                       %              %          03/15/99
   Investor Class Shares
      - After Taxes on Distributions       %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                 %              %
   Service Class Shares(5)                 %              %          03/15/99
   Stoxx 50 (1)(5)
   FTSE-100(2)(5)                          %              %
   DAX(3)(5)                               %              %
   CAC-40(4)(5)                            %              %
   ProFunds Europe Index                   %              %


1.   The Stoxx 50 [To be updated]
2. The FTSE-100 is a capitalization-weighted index of the 100 most highly capitalized companies traded on the London StockExchange.
3. The DAX is a total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange.
4. The CAC-40 is a capitalization-weighted index of 40 companies listed on the Paris Stock Exchange.
5.   Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND


The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Europe 30 ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*                                  $15
   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)*


                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  -----          -----
   Total Annual ProFund Operating Expenses            %              %
   Fee Waivers/Reimbursements**                       %              %
                                                  -----          -----
   Total Net Annual ProFund Operating Expenses        %              %


* Effective September 4, 2001, ProFund Advisors reduced the management fee from 0.90% to 0.75% of average daily net assets. Expense information in the table has been restated to reflect current fees and estimated expenses.
** ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
     Expenses exceed   % for Investor Shares and    % for Service Shares of the
     Fund's average daily net assets through                . After such date,
     the expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Europe 30 ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $


                                                      Broad Index ProFunds .  21

 .  Mid-Cap Value ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The S&P MidCap 400/BARRA Value Index is a capitalization-weighted index that comprises all of the stocks (as of a recent date) in the S&P MidCap 400 Index that have low price-to-book (or high book-to-price) ratios. The Index is rebalanced semi-annually . The S&P MidCap 400 Index is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Mid-Cap Value ProFund is also subject to the following risks:

Mid-Cap Company Investment Risk -- Mid-Cap Value ProFund could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

 . Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

 . Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

Value Investing Risk -- An investment in Mid-Cap Value ProFund cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

FUND PERFORMANCE

Because Mid-Cap Value ProFund is newly formed performance information is contained in the Annual Report dated December 31, 2001.


22  . Broad Index ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Mid-Cap Value ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*                                 $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)


                                                  Investor       Service
                                                  Class          Class
-------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.75%          0.75%
                                                  -----          -----
   Total Annual ProFund Operating Expenses        1.50%          2.50%



Example: This example is intended to help you compare the cost of investing Mid-Cap Value ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $153         $474
   Service Class                    $253         $779


                                                      Broad Index ProFunds .  23

 .  Mid-Cap Growth ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The S&P MidCap 400/BARRA Growth Index is a capitalization-weighted index that comprises all of the stocks (as of a recent date) in the S&P MidCap 400 Index that have high price-to-book (or low book-to-price) ratios. The Index is rebalanced semi-annually. The S&P MidCap 400 Index is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Mid-Cap Growth ProFund is also subject to the following risks:

Mid-Cap Company Investment Risk -- The Mid-Cap Growth ProFund could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

 . Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

 . Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Growth Investing Risk -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

FUND PERFORMANCE

Because Mid-Cap Growth ProFund is newly formed performance information is contained in the Annual Report dated December 31, 2001.

24  . Broad Index ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Mid-Cap Growth ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*                                 $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)


                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.75%          0.75%
                                                  -----          -----
   Total Annual ProFund Operating Expenses        1.50%          2.50%


Example: This example is intended to help you compare the cost of investing in Mid-Cap Growth ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $153         $474
   Service Class                    $253         $779


                                                      Broad Index ProFunds .  25

 .  Small-Cap Value ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The S&P SmallCap 600/BARRA Value Index is a capitalization-weighted index that comprises all of the stocks ( stocks, as of a recent date]) in the S&P SmallCap 600 Index that have low price-to-book (or high book-to-price) ratios. The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with market capitalizations under one billion dollars chosen for market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Small-Cap Value ProFund is subject to the following risks: Small-Cap Investment Risk - The Small-Cap Value ProFund could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

 . Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

 . There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

 . Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

 . Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Value Investing Risk -- An investment in Small-Cap Value ProFund cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

FUND PERFORMANCE

Because Small-Cap Value ProFund is newly formed performance information is contained in the Annual Report dated December 31, 2001.

26  . Broad Index ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Small-Cap Value ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.75%          0.75%
                                                  -----          -----
   Total Annual ProFund Operating Expenses        1.50%          2.50%

Example: This example is intended to help you compare the cost of investing in Small-Cap Value ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $153         $474
   Service Class                    $253         $779


                                                      Broad Index ProFunds .  27

 .    Small-Cap Growth ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The S&P SmallCap Growth 600/BARRA Index is a capitalization-weighted index that comprises all of the stocks ( stocks, as of a recent date) in the S&P SmallCap 600 Index that have high price-to-book ratios. The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity and industry group representation. The index comprises stocks from the industrial, utility, financial and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Small-Cap Growth ProFund is subject to the following risks:

Small Company Investment Risk - The Small-Cap Growth ProFund could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

 .    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

 .    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

 .    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

 .    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Growth Investing Risk -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

FUND PERFORMANCE

Because Small-Cap Growth ProFund is newly formed performance information is contained in the Annual Report dated December 31, 2001.

28  . Broad Index ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Small-Cap Growth ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.75%          0.75%
                                                  -----          -----
   Total Annual ProFund Operating Expenses        1.50%          2.50%

Example: This example is intended to help you compare the cost of investing in Small-Cap Growth ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $153         $474
   Service Class                    $253         $779


                                                      Broad Index ProFunds .  29

 .    UltraBull ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY


UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500(R) Index. If UltraBull ProFund is successful in meeting its objective, it should gain approximately twice as much as Bull ProFund when the prices of the securities in the S&P 500 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The S&P 500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

PRINCIPAL RISK CONSIDERATIONS

The principal risks associated with UltraBull ProFund are discussed in the "Overview" section beginning on page 6.


FUND PERFORMANCE

The bar chart below shows how the performance of UltraBull ProFund Investor Class Shares has varied from year to year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

30  . Broad Index Profunds

Annual Returns as of December 31 each year


                                        During the period covered in the bar
                                        chart, the highest return on Investor
                                        Class Shares of UltraBull ProFund for a
                                        quarter was   % (quarter ended         )
          NEW CHART TO UPDATE           and the lowest return was   % (quarter
                                        ended       ).


Average Annual Returns As of December 31, 2001

                                      One           Since          Inception
                                      Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                  %              %             11/28/97
   Investor Class Shares
      - After Taxes on Distributions  %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares            %              %
   Service Class Shares(1)            %              %             11/28/97
   S&P 500(R) Index(1)                %              %

1. Reflects no deduction for taxes.



FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBull ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                               Investor          Service
                                               Class             Class
--------------------------------------------------------------------------------
   Management Fees                             0.75%             0.75%
   Distribution and Service (12b-1) Fees       None              1.00%
   Other Expenses                                  %                 %
                                              ------            ------
   Total Annual ProFund Operating Expenses         %                 %

Example: This example is intended to help you compare the cost of investing in UltraBull ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class               $            $            $            $
   Service Class                $            $            $            $


                                                      Broad Index ProFunds .  31

 .  UltraMid-Cap ProFund

Goal and Principal Investment Strategy

UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index. If UltraMid-Cap ProFund is successful in meeting its objective, it should gain approximately twice as much as the S&P MidCap 400 Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The S&P MidCap 400 Index is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their size and the frequency and ease with which their stocks trade. Standard &Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 6, UltraMid-Cap ProFund is also subject to mid-cap company investment risk. UltraMid-Cap ProFund could experience risks that a fund which invests in primarily large capitalized, widely traded companies would not. Such risks could include:

 . Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

 . Stocks of mid-cap companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

Fund Performance

The bar chart below shows the performance of UltraMid-Cap ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

32 . Broad Index ProFunds

Annual Returns as of December 31 each year

                                      During the period covered in the bar
                                      chart, the highest return on Investor
                                      Class Shares of UltraMid-Cap ProFund for a
                                      quarter was   % (quarter ended          )
         NEW CHART TO UPDATE          and the lowest return was   % (quarter
                                      ended          ).




Average Annual Returns As of December 31, 2001

                                         One           Since          Inception
                                         Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                        %               %         02/08/00
   Investor Class Shares
      - After Taxes on Distributions        %               %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                  %               %
   Service Class Shares(1)                  %               %         02/08/00
   S&P MidCap 400 Index(R)(1)               %               %

1. Reflects no deduction for taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraMid-Cap ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                 0.75%          0.75%
   Distribution and Service (12b-1) Fees           None           1.00%
   Other Expenses                                      %              %
                                                  ------         ------
   Total Annual ProFund Operating Expenses             %              %

Example: This example is intended to help you compare the cost of investing in UltraMid-Cap ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $


                                                       Broad Index ProFunds . 33

 .  UltraSmall-Cap ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY

UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000(R) Index. If UltraSmall-Cap ProFund is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000 Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Russell 2000 Index is an unmanaged index consisting of 2,000 small company common stocks. The Index comprises approximately 2,000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately % of the total market capitalization of the Russell 3000 Index which, in turn, represents approximately % of the publicly traded U.S. equity market.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, UltraSmall-Cap ProFund is also subject to small company investment risk. UltraSmall-Cap ProFund could experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

 .  Small company stocks tend to have greater fluctuations in price than the stocks of large companies;
 .  There can be a shortage of reliable information on certain small companies, which at times can pose a risk;
 . Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

 . Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

FUND PERFORMANCE

The bar chart below shows the performance of UltraSmall-Cap ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

34 . Broad Index ProFunds

Annual Returns as of December 31 each year

                                      During the period covered in the bar
                                      chart, the highest return on Investor
                                      Class Shares of UltraSmall-Cap ProFund for
                                      a quarter was   % (quarter ended         )
        NEW CHART TO UPDATE           and the lowest return was % (quarter
                                      ended         ).

Average Annual Returns As of December 31, 2001

                                        One          Since          Inception
                                        Year         Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                       %               %        02/08/00
   Investor Class Shares
      - After Taxes on Distributions       %               %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                 %               %
   Service Class Shares(1)                 %               %        02/08/00
   Russell 2000 Index(R)(1)                %               %

1. Reflects no deduction for taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraSmall-Cap ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                 0.75%          0.75%
   Distribution and Service (12b-1) Fees           None           1.00%
   Other Expenses                                      %              %
                                                  ------         ------
   Total Annual ProFund Operating Expenses             %              %

Example: This example is intended to help you compare the cost of investing in UltraSmall-Cap ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $


                                                       Broad Index ProFunds . 35

 .  UltraOTC ProFund

Goal and Principal Investment Strategy

UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index(R). If UltraOTC ProFund is successful in meeting its objective, it should gain approximately twice as much as the NASDAQ-100 Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The growth-oriented NASDAQ-100 Index contains 100 of the largest and most active non-financial domestic and international issues listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page 6, UltraOTC ProFund is also subject to the following risk:

Technology Concentration Risk -- To the extent the NASDAQ 100 Index(TM) is currently concentrated in issuers conducting business in the technology sector, the technology companies making up UltraOTC ProFund's investments are subject to:
 . intense competition, both domestically and internationally;
 . limited product lines, markets, financial resources or personnel;
 . product obsolescence due to rapid technological developments and frequent new product introduction;
 . dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

 . heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

FUND PERFORMANCE

The bar chart below shows how the performance of UltraOTC ProFund Investor Class Shares has varied from year to year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

36  .Broad Index ProFunds

 Annual Returns as of December 31 each year
   1998     185.34%
   1999     233.25%
   2000     -73.70%
   2001      _____%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraOTC ProFund for a quarter was % (quarter ended ) and the lowest return was % (quarter ended ).

Average Annual Returns As of December 31, 2001


                                    One           Since          Inception
                                    Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                   %                %        12/02/97
   Investor Class Shares
      - After Taxes on Distributions   %                %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares             %                %
   Service Class Shares(1)             %                %        12/02/97
   NASDAQ-100 Index(R)(1)              %                %
--------------------------------------------------------------------------------



1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraOTC ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*                                 $15
   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  -----          -----
   Total Annual ProFund Operating Expenses            %              %

Example: This example is intended to help you compare the cost of investing in UltraOTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $



                                                       Broad Index ProFunds.  37

 .  UltraJapan ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY

UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with twice the daily performance of related futures contracts traded in the United States. See "Principal Risk Considerations" below for additional information. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Nikkei 225 Stock Average, is a modified, price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The index is computed and distributed by the Nihon Keizai Shimbun.

PRINCIPAL RISK CONSIDERATIONS


In addition to the common risks discussed in the "Overview" section beginning on page 6, UltraJapan ProFund is also subject to the following risks:

Foreign Investment Risk

 . Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards.

 . UltraJapan ProFund will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in the Nikkei 225 Stock Average are located. Because it may invest, directly or indirectly, a large portion of its assets in Japanese stocks, UltraJapan ProFund's performance may be particularly susceptible to economic, political or regulatory events affecting Japanese companies and in Japan generally.

 . Securities purchased by UltraJapan ProFund may be priced in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Valuation Time Risk -- UltraJapan ProFund generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average, which is determined in the early morning U.S. Eastern time prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of UltraJapan ProFund's performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFunds believes that over time UltraJapan ProFund's performance will correlate highly with the movement of the Nikkei 225 Stock Average.

FUND PERFORMANCE

The bar chart below shows the performance of UltraJapan ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and

38  .Broad Index ProFunds
may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year

                               During the period covered in the bar chart, the
                               highest return on Investor Class Shares of
                               UltraJapan ProFund for a quarter was   % (quarter
     NEW CHART TO UPDATE       ended            ) and the lowest return was    %
                               (quarter ended ).

Average Annual Returns As of December 31, 2001


                                    One           Since          Inception
                                    Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                     %              %        02/08/00
   Investor Class Shares
      - After Taxes on Distributions     %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares               %              %
   Service Class Shares(1)               %              %        02/08/00
   Nikkei 225 Stock Average(1)           %              %



1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraJapan ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*                 $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)


                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.90%          0.90%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 1.41%          1.43%
                                                  -----          -----
   Total Annual ProFund Operating Expenses            %              %
   Fee Waivers/Reimbursements*                        %              %
                                                  -----          -----
   Total Net Annual ProFund Operating Expenses        %              %


* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating Expenses exceed 1.95% for Investor Shares and 2.95% for Service Shares of the Fund's average daily net assets through December 31, 2001. After such date, the expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraJapan ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $


                                                        Broad Index ProFunds. 39

                       This Page Intentionally Left Blank

                                    [PHOTO]

 .  Bearish ProFunds


The ProFunds contained in this section are all benchmarked to a specific broad market index. The following chart outlines these ProFunds, their indices and daily objectives.


                                                              Daily
   ProFund                     Index                          Objective
--------------------------------------------------------------------------------
   Bear                        S&P 500(R)Index                Inverse
   UltraBear                   S&P 500 Index                  Double the inverse
   UltraShort OTC              NASDAQ-100 Index               Double the inverse


                                                           Bearish ProFunds . 41

 .  Bear ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500(R) Index. If Bear ProFund is successful in meeting its objective, the net asset value of Bear ProFund shares should increase in direct proportion to any daily decrease in the level of the S&P 500 Index. Conversely, the net asset value of shares of Bear ProFund will decrease in direct proportion to any daily increase in the level of the S&P 500 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The S&P 500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

PRINCIPAL RISK CONSIDERATIONS


In addition to the common risks discussed in the "Overview" section beginning on page 6, Bear ProFund is also subject to inverse correlation risk. Shareholders in Bear ProFund should lose money when the S&P 500 Index, its underlying benchmark, rises -- a result that is the opposite from traditional equity mutual funds.

FUND PERFORMANCE


The bar chart below shows how the performance of Bear ProFund Investor Class Shares has varied from year to year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

42  . Bearish ProFunds

Annual Returns as of December 31 each year

             [CHART]

1998     -19.46%              During the period covered in the bar chart, the
1999     -12.32%              highest return on Investor Class Shares of Bear
2000     16.41%               ProFund for a quarter was    % (quarter ended
2001     _____%                   ) and the lowest return was   % (quarter ended
                                          ).


Average Annual Returns As of December 31, 2001


                                        One           Since          Inception
                                        Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                       %              %          12/31/97
   Investor Class Shares
      - After Taxes on Distributions       %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                 %              %
   Service Class Shares(1)                 %              %          12/31/97
   S&P 500<168>Index(1)                    %              %


1.   Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Bear ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*                                  $15
   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                 0.75%         0.75%
   Distribution and Service (12b-1) Fees           None          1.00%
   Other Expenses                                      %             %
                                                  ------         -----
   Total Annual ProFund Operating Expenses             %             %
   Fee Waivers/Reimbursements*                         %             %
                                                  ------         -----
   Total Net Annual ProFund Operating Expenses         %             %

* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
     Expenses exceed    % for Investor Shares and    % for Service Shares of the
     Fund's average daily net assets through           . After such date, the
     expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Bear ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $


                                                          Bearish ProFunds .  43

 .  UltraBear ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY


UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500(R) Index. The net asset value of shares of UltraBear ProFund should increase or decrease approximately twice as much as does that of Bear ProFund on any given day. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The S&P 500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

PRINCIPAL RISK CONSIDERATIONS


In addition to the common risks discussed in the "Overview" section beginning on page 6, UltraBear ProFund is also subject to inverse correlation risk. Shareholders in UltraBear ProFund should lose money when the S&P 500 Index, its underlying benchmark, rises -- a result that is the opposite from traditional equity mutual funds.

FUND PERFORMANCE


The bar chart below shows how the performance of UltraBear ProFund Investor Class Shares has varied from year to year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

44  . Bearish ProFunds

Annual Returns as of December 31 each year

1998     -38.34%
1999     -30.54%
2000      22.15%
2001      _____%

During the period covered in the bar chart, the highest return on Investor Class
Shares of UltraBear ProFund for a quarter was %        (quarter ended ) and the
lowest return was        % (quarter ended        ). Average Annual Returns As of
December 31, 2001

Average Annual Returns As of December 31, 2001

                                    One           Since          Inception
                                    Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                      %              %       12/23/97
   Investor Class Shares
      - After Taxes on Distributions      %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                %              %
   Service Class Shares(1)                %              %       12/23/97
   S&P 500(R) Index(1)                    %              %

1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBear ProFund. Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*                                     $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                 0.75%         0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                      %             %
                                                  -----          ----
   Total Annual ProFund Operating Expenses             %             %

Example: This example is intended to help you compare the cost of investing in UltraBear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $

                                                          Bearish ProFunds . 45

 .  UltraShort OTC ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY


UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R). This ProFund operates similarly to UltraBear ProFund, but UltraShort OTC ProFund is benchmarked to twice the inverse of the daily performance of the NASDAQ-100 Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The NASDAQ-100 Index contains 100 of the largest and most active non-financial domestic and international issues listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index includes a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, UltraShort OTC ProFund is also subject to the following risks:

Technology Concentration Risk -- To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up UltraShort OTC ProFund's investments are subject to:


 . intense competition, both domestically and internationally;
 . limited product lines, markets, financial resources or personnel;
 . product obsolescence due to rapid technological developments and frequent new product introduction;
 . dramatic and often unpredictable changes in growth rates and competition for qualified personnel;
 . heavy dependence on patent and intellectual property rights the loss or impairment of which may adversely affect profitability.


Inverse Correlation Risk -- Shareholders in UltraShort OTC ProFund should lose money when the NASDAQ-100 Index rises -- a result that is opposite from traditional equity mutual funds.

FUND PERFORMANCE

The bar chart below shows how the performance of UltraShort OTC ProFund Investor Class Shares has varied from year to year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.


46 . Bearish ProFunds

Annual Returns as of December 31 each year

1999   -80.38%
2000     4.25%
2001    _____%

During the period covered in the bar chart, the highest return on Investor Class
Shares of UltraShort OTC ProFund for a quarter was          % (quarter ended )
and the lowest return was          % (quarter ended          ). Average Annual
Returns As of December 31, 2001


Average Annual Returns As of December 31, 2001

                                             One       Since          Inception
                                             Year      Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                         %         %              6/2/98
   Investor Class Shares
      - After Taxes on Distributions         %         %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                   %         %
   Service Class Shares(1)                   %         %              6/2/98
   NASDAQ-100 Index(R)(1)                    %         %

1. Reflects no deduction for taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort OTC ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

        Wire Redemption Fee*              $15
        * This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  ----           ----
   Total Annual ProFund Operating Expenses            %              %

Example: This example is intended to help you compare the cost of investing in UltraShort OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example, also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                              1 Year       3 Years      5 Years      10 Years
-------------------------------------------------------------------------------
   Investor Class             $            $            $            $
   Service Class              $            $            $            $


                                                          Bearish ProFunds .  47

                       This Page Intentionally Left Blank

48  .  Bearish ProFunds

                                    [PHOTO]

                             .  UltraSector ProFunds

The ProFunds contained in this section are all benchmarked to a specific Dow Jones U.S. sector index. The following chart outlines these ProFunds, their indices and daily objectives.

                                           Dow Jones                                         Daily
   ProFund                                 U.S. Index                                        Objective
------------------------------------------------------------------------------------------------------------
   Airlines                                Airlines Sector                                   150%
   Banks                                   Banks Sector                                      150%
   Basic Materials                         Basic Materials Sector                            150%
   Biotechnology                           Biotechnology Sector                              150%
   Consumer Cyclical                       Consumer Cyclical Sector                          150%
   Consumer Non-Cyclical                   Consumer Non-Cyclical Sector                      150%
   Energy                                  Energy Sector                                     150%
   Financial                               Financial Sector                                  150%
   Healthcare                              Healthcare Sector                                 150%
   Industrial                              Industrial Sector                                 150%
   Internet                                Internet Sector                                   150%
   Leisure Goods & Services                Leisure Goods & Services Sector                   150%
   Oil Drilling, Equipment & Services      Oil Drilling, Equipment & Services Sector         150%
   Pharmaceuticals                         Pharmaceuticals Sector                            150%
   Precious Metals                         Precious Metals Sector                            150%
   Real Estate                             Real Estate Sector                                150%
   Semiconductor                           Semiconductor Sector                              150%
   Technology                              Technology Sector                                 150%
   Telecommunications                      Telecommunications Sector                         150%
   Utilities                               Utilities Sector                                  150%
   Wireless Communications                 Wireless Communications Sector                    150%


                                                     UltraSector ProFunds  .  49

 .  Airlines UltraSector ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Airlines UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Airlines Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included. Airlines UltraSector ProFund primarily invests in airline companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were      ; and             (which comprised 00%, 00%, and 00%, respectively, of
its market capitalization). Airlines UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Airlines UltraSector ProFund is also subject to the following risks:

 .    Companies in this sector could be adversely affected by commodity price volatility, exchange rates, foreign market access restrictions, and increased competition.

 .    The prices of the securities of airline companies may fluctuate widely due to their cyclical nature, economic trends, and changes in disposable consumer income.

 .    Airline companies are subject to regulation by, and restrictions of, the
     Federal Aviation Authority, federal, state and local governments, and foreign regulatory authorities.

 .    The profitability of companies in this sector is related to worldwide fuel prices, labor agreements, and insurance costs.

 .    Airline companies face intense competition, both domestically and internationally. Foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures.

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE

Because Airlines UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

50  . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Airlines UltraSector ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.90%          0.90%
                                                  ------         ------
   Total Annual ProFund Operating Expenses        1.65%          2.65%

Example: This example is intended to help you compare the cost of investing in Airlines UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $168         $520
   Service Class                    $268         $823

                                                      UltraSector ProFunds .  51

 .  Banks UltraSector ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the banking economic sector of the U.S. equity market. This sector covers the global banking industry. All regional banks are covered. Investment and merchant banks are excluded from this sector. Banks UltraSector ProFund primarily invests in banking companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were     ;          and         (which comprised %, %, and %, respectively, of
its market capitalization).


PRINCIPAL RISK CONSIDERATIONS


In addition to the common risks discussed in the "Overview" section beginning on page 6, Banks UltraSector ProFund is subject to the following risks:


 .    Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

 .    The profitability of companies in this sector is adversely affected by increases in interest rates.

 .    The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

 .    Banks may be subject to severe price competition.

 .    Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the banking sector.

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE


Because Banks UltraSector ProFund is newly formed performance information is contained in the Annual Report dated December 31, 2001.


52  . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Banks UltraSector ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.90%          0.90%
                                                 -----          -----
   Total Annual ProFund Operating Expenses        1.65%          2.65%

Example: This example is intended to help you compare the cost of investing in Banks UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $168         $520
   Service Class                    $268         $823

                                                      UltraSector ProFunds .  53

 .  Basic Materials UltraSector ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, chemicals, commodities, chemical specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel. Basic Materials UltraSector ProFund primarily invests in basic material companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were         ;       and       (which comprised    %,   % and   %, respectively,
of its market capitalization). Basic Materials UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31,
2002, the Index was concentrated in chemicals, which comprised   % of its market
capitalization (based on the composition of the Index).


PRINCIPAL RISK CONSIDERATIONS


In addition to the common risks discussed in the "Overview" section beginning on page 6, Basic Materials UltraSector ProFund is also subject to the following risks:

 . Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

 . Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns.

 . Companies in this sector are at risk for environmental damage and product liability claims.

 . Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE


Because Basic Materials UltraSector ProFund is newly formed performance information is contained in the Annual Report dated December 31, 2001.

54 . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND


The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Basic Materials UltraSector ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class

--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  -----          -----
   Total Annual ProFund Operating Expenses            %              %

Example: This example is intended to help you compare the cost of investing in Basic Materials UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years

--------------------------------------------------------------------------------
   Investor Class                   $168         $520
   Service Class                    $268         $823

                                                       UltraSector ProFunds . 55

 .  Biotechnology UltraSector ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. Biotechnology UltraSector ProFund primarily invests in biotechnology companies or in instruments that provide exposure to these companies. Companies represented in this sector in which Biotechnology UltraSector ProFund may invest include companies that may be newly-formed and that have relatively small market capitalizations.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were   ;         and       (which comprised     %,    % and     %, respectively,
of its market capitalization). Biotechnology UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

PRINCIPAL RISK CONSIDERATIONS


In addition to the common risks discussed in the "Overview" section beginning on page 6, Biotechnology UltraSector ProFund is also subject to the following risks:


 . Biotechnology companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

 . Companies in this sector are subject to risks of new technologies and competitive pressures.

 . Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

 . Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

 . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE


The bar chart below shows the performance of Biotechnology UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the

56 . UltraSector ProFunds
impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year


                               During the period covered in the bar chart, the
                               highest return on Investor Class Shares of
                               Biotechnology UltraSector ProFund for a quarter
      NEW CHART TO UPDATE      was    % (quarter ended          ) and the lowest
                               return was      % (quarter ended               ).


Average Annual Returns As of December 31, 2001


                                    One           Since          Inception
                                    Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                     %              %        06/20/00
   Investor Class Shares
      - After Taxes on Distributions     %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares               %              %
   Service Class Shares(1)               %              %        06/20/00
   Dow Jones U.S. Biotechnology Index(1) %              %


1. Reflects no deduction for taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Biotechnology UltraSector ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  -----          -----
   Total Annual ProFund Operating Expenses            %              %
   Fee Waivers/Reimbursements*                        %              %
                                                  -----          -----
   Total Net Annual ProFund Operating Expenses        %              %

* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
Expenses exceed     % for Investor Shares and     % for Service Shares of the
Fund's average daily net assets through          . After such date, the expense
limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Biotechnology UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                  1 Year       3 Years      5 Years     10 Years
------------------------------------------------------------------------------
   Investor Class                 $            $            $           $
   Service Class                  $            $            $           $

                                                       UltraSector ProFunds . 57

 .  Consumer Cyclical UltraSector ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Consumer Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronic companies, broadcasters and publishers. Consumer Cyclical UltraSector ProFund primarily invests in consumer cyclical companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were          ;             and              (which comprised   %,   % and   %,
respectively, of its market capitalization).


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Consumer Cyclical UltraSector ProFund is also subject to the following risks:

 . The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

 . The success of companies in this sector depends heavily on disposable household income and consumer spending.

 .  Many companies in this sector are subject to severe competition.

 . Changes in demographics and consumer tastes can affect the success of consumer products.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE

Because Consumer Cyclical UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

58  . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Consumer Cyclical UltraSector ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.90%          0.90%
                                                  ----           ----
   Total Annual ProFund Operating Expenses        1.65%          2.65%

Example: This example is intended to help you compare the cost of investing in Consumer Cyclical UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $168         $520
   Service Class                    $268         $823

                                                      UltraSector ProFunds .  59

 .  Consumer Non-Cyclical UltraSector ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Consumer Non-Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include distillers and brewers, producers of soft drinks, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food retailers, other food companies, tobacco and agricultural companies. Consumer Non-Cyclical UltraSector ProFund primarily invests in consumer non-cyclical companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of 106 stocks. Its three largest
stocks were              ;                   and                   (which
comprised    %,    % and    %, respectively, of its market capitalization).
Consumer Non-Cyclical UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in food and
beverage, which comprised    % of its market capitalization (based on the
composition of the Index).


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Consumer Non-Cyclical UltraSector ProFund is also subject to the following risks:

 . Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.

 .  Tobacco companies may be adversely affected by new laws and/or by litigation.

 . The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

 . The products of internet-related and software companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

 . Software and computer companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE

Because Consumer Non-Cyclical UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

60  . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Consumer Non-Cyclical UltraSector ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.90%          0.90%
                                                  ----           ----
   Total Annual ProFund Operating Expenses         1.65%         2.65%

Example: This example is intended to help you compare the cost of investing in Consumer Non-Cyclical UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $168         $520
   Service Class                    $268         $823

                                                      UltraSector ProFunds .  61

 .  Energy UltraSector ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Energy UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Energy Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil equipment and services, oil-major, oil-secondary and pipelines. Energy UltraSector ProFund primarily invests in energy companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of    stocks. Its three largest stocks
were                 ,               and             (which comprised    %,    %
and    %, respectively, of its market capitalization). Energy UltraSector
ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of
March 31, 2002, the Index was concentrated in oil and gas, which comprised    %
of its market capitalization (based on the composition of the Index).



PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Energy UltraSector ProFund is also subject to the following risks:

 . The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.

 . Companies in this sector could be adversely affected by changes in exchange rates.

 . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.

 .  Companies in this sector are at risk for environmental damage claims.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE

The bar chart below shows the performance of Energy UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not

62  . UltraSector ProFunds
relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year



                                        During the period covered in the bar
                                        chart, the highest return on Investor
                                        Class Shares of Energy UltraSector
                                        ProFund for a quarter was    % (quarter
          NEW CHART TO UPDATE           ended           ) and the lowest return
                                        was    % (quarter ended           ).



Average Annual Returns As of December 31, 2001

                                         One        Since          Inception
                                         Year       Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                        %             %        06/20/00
   Investor Class Shares
      - After Taxes on Distributions        %             %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                  %             %
   Service Class Shares(1)                  %             %        06/20/00
   Dow Jones U.S. Energy Sector Index(1)    %             %


1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Energy UltraSector ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  ----           ----
   Total Annual ProFund Operating Expenses            %              %
   Fee Waivers/Reimbursements*                        %              %
                                                  ----           ----
   Total Net Annual ProFund Operating Expenses        %              %

* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
Expenses exceed    % for Investor Shares and    % for Service Shares of the
Fund's average daily net assets through               . After such date, the
expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Energy UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $

                                                       UltraSector ProFund .  63

 .  Financial UltraSector ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Financial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financial Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks, major international banks, insurance companies, companies that invest, directly or indirectly, in real estate, Fannie Mae, credit card insurers, check cashing companies, mortgage lenders, investment advisors, savings and loans, savings banks, thrifts, building associations and societies, credit unions, securities broker-dealers, investment banks, merchant banks, online brokers, publicly traded stock exchanges, and specialty finance companies. Financial UltraSector ProFund primarily invests in financial services companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were             ,                                 and                    (which
comprised    %,    % and    %, respectively, of its market capitalization).
Financial UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in specialty
finance and banks, which comprised    % and    %, respectively, of its market
capitalization (based on the composition of the Index).

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Financial UltraSector ProFund is also subject to the following risks:

 . Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

 . The profitability of companies in this sector is adversely affected by increases in interest rates.

 . The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

 .  Banks and insurance companies may be subject to severe price competition.

 . Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Financial UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local

64  . UltraSector ProFunds
taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year


                                        During the period covered in the bar
                                        chart, the highest return on Investor
                                        Class Shares of Financial UltraSector
                                        ProFund for a quarter was    % (quarter
          NEW CHART TO UPDATE           ended          ) and the lowest return
                                        was    % (quarter ended            ).




Average Annual Returns As of December 31, 2001

                                             One      Since        Inception
                                             Year     Inception    Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                            %           %      06/20/00
   Investor Class Shares
      - After Taxes on Distributions            %           %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                      %           %
   Service Class Shares(1)                      %           %      06/20/00
   Dow Jones U.S. Financial Sector Index(1)                 %             %


1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Financial UltraSector ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                   Investor      Service
                                                   Class         Class
--------------------------------------------------------------------------------
   Management Fees                                 0.75%         0.75%
   Distribution and Service (12b-1) Fees           None          1.00%
   Other Expenses                                      %             %
                                                   ----          ----
   Total Annual ProFund Operating Expenses             %             %
   Fee Waivers/Reimbursements*                         %             %
                                                   ----          ----
   Total Net Annual ProFund Operating Expenses         %             %

* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
  Expenses exceed    % for Investor Shares and    % for Service Shares of the
  Fund's average daily net assets through                . After such date, the
  expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Financial UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $

                                                      UltraSector ProFunds .  65

 .  Healthcare UltraSector ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Healthcare UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Healthcare Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. Healthcare UltraSector ProFund primarily invests in healthcare companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were         ,               and                     (which comprised    %,    %
and    %, respectively, of its market capitalization). Healthcare UltraSector
ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in pharmaceuticals and biotechnology,
which comprised    % of its market capitalization (based on the composition of the Index).

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Healthcare UltraSector ProFund is also subject to the following risks:

 . Many companies in this sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

 . Companies in this sector are subject to extensive litigation based on product liability and similar claims.

 . Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

 . Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.

 .  Companies in this sector may be susceptible to product obsolescence.

 . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Healthcare UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local


66  . UltraSector ProFunds
taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year


                                        During the period covered in the bar
                                        chart, the highest return on Investor
                                        Class Shares of Healthcare UltraSector
                                        ProFund for a quarter was    % (quarter
          NEW CHART TO UPDATE           ended           ) and the lowest return
                                        was    % (quarter ended           ).



Average Annual Returns As of December 31, 2001

                                           One        Since         Inception
                                           Year       Inception     Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                          %             %       06/20/00
   Investor Class Shares
      - After Taxes on Distributions          %             %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                     %            %
   Service Class Shares(1)                     %            %       06/20/00
   Dow Jones U.S. Healthcare Sector Index(1)                %             %


1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Healthcare UltraSector ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  ----           ----
   Total Annual ProFund Operating Expenses            %              %
   Fee Waivers/Reimbursements*                        %              %
                                                  ----           ----
   Total Net Annual ProFund Operating Expenses        %              %

* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
  Expenses exceed    % for Investor Shares and    % for Service Shares of the
  Fund's average daily net assets through               . After such date, the
  expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Healthcare UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $

                                                      UltraSector ProFunds .  67

 .  Industrial UltraSector ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Industrial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrial Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building material manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies. Industrial UltraSector ProFund primarily invests in industrial companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were               ,                and         (which comprised    %,    % and
   %, respectively, of its market capitalization). Industrial UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in industrial diversified, which
comprised    % of its market capitalization (based on the composition of the
Index).


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Industrial UltraSector ProFund is also subject to the following risks:

 . The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

 . The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

 . Government regulation, world events and economic conditions affect the performance of companies in this sector.

 . Companies in this sector are at risk for environmental damage and product liability claims.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

68  . UltraSector ProFunds

FUND PERFORMANCE

Because Industrial UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Industrial UltraSector ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.90%          0.90%
                                                  ----           ----
   Total Annual ProFund Operating Expenses         1.65%         2.65%


Example: This example is intended to help you compare the cost of investing in Industrial UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $168         $520
   Service Class                    $268         $823

                                                      UltraSector ProFunds .  69

 .  Internet UltraSector ProFund


Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Internet Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups:

 . Internet Commerce: companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site.

 . Internet Services: companies that derive the majority of their revenues from providing access to the Internet or providing enabling services to people using the Internet.

Internet UltraSector ProFund primarily invests in internet companies or in instruments that provide exposure to these companies. As of March 31, 2002, the
Index consisted of stocks. Its three largest stocks were           ,
      and         (which comprised    %,    % and    %, respectively, of its
market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Internet UltraSector ProFund is also subject to the following risks:

 . Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

 . The Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.

 . Companies in this sector are subject to risks of new technologies and competitive pressures.

 . Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

 . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

FUND PERFORMANCE

The bar chart below shows the performance of Internet UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual

70  . UltraSector ProFunds
federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year


                                     During the period covered in the bar chart,
                                     the highest return on Investor Class Shares
                                     of Internet UltraSector ProFund for a
                                     quarter was    % (quarter ended           )
        NEW CHART TO UPDATE          and the lowest return was      % (quarter
                                     ended          ).



Average Annual Returns As of December 31, 2001

                                         One        Since         Inception
                                         Year       Inception     Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                        %             %       06/20/00
   Investor Class Shares
      - After Taxes on Distributions        %             %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                  %             %
   Service Class Shares(1)                  %             %       06/20/00
   Dow Jones U.S. Internet Index(1)         %             %

1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Internet UltraSector ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  ----           ----
   Total Annual ProFund Operating Expenses            %              %
   Fee Waivers/Reimbursements*                        %              %
                                                  ----           ----
   Total Net Annual ProFund Operating Expenses        %              %

* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
  Expenses exceed    % for Investor Shares and    % for Service Shares of the
  Fund's average daily net assets through              . After such date, the
  expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Internet UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $

                                                      UltraSector ProFunds .  71

 .  Leisure Goods & Services UltraSector ProFund



GOAL AND PRINCIPAL INVESTMENT STRATEGY

Leisure Goods & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Leisure Goods & Services Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the entertainment sector of the U.S. equity market. Component companies include casinos, consumer electronics, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. Leisure Goods & Services UltraSector ProFund primarily invests in leisure goods and services companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were               ;              and               (which comprised    %,    %,
and    %, respectively, of its market capitalization).


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Leisure Goods & Services UltraSector ProFund is also subject to the following risks:

 . The success of the entertainment industry is tied closely to the performance of the domestic and international economy, and competition.

 .  Companies in this sector are increasingly affected by government regulation.

 . The success of companies in this sector depends heavily on disposable household income and consumer spending.

 .  Many companies in this sector are subject to severe competition.

 . Changes in demographics and consumer tastes can affect the success of companies in the entertainment industry.

 .  Companies in this sector are subject to risks of new technologies.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE

Because Leisure Goods & Services UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

72  . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Leisure Goods & Services UltraSector ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.90%          0.90%
                                                  ----           ----
   Total Annual ProFund Operating Expenses        1.65%          2.65%


Example: This example is intended to help you compare the cost of investing in Leisure Goods & Services UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $168         $520
   Service Class                    $268         $823

                                                      UltraSector ProFunds .  73

 .  Oil Drilling Equipment & Services UltraSector ProFund



GOAL AND PRINCIPAL INVESTMENT STRATEGY

Oil Drilling, Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Drilling, Equipment & Services Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.


The Index measures the performance of the oilfield equipment and services sector of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. Oil Drilling, Equipment & Services UltraSector ProFund primarily invests in oil drilling, equipment and service companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were               ,            , and              (which comprised    %,    %,
and    %, respectively, of its market capitalization). Oil Drilling, Equipment &
Services UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.




PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Oil Drilling, Equipment & Services UltraSector ProFund is also subject to the following risks:

 . The profitability of companies in this sector is related to worldwide oil exploration and production spending.

 . Companies in this sector could be adversely affected by changes in currency exchange rates.

 . Companies in this sector are affected by government environmental regulations, world events and economic conditions, and are subject to market, economic and political risks of the countries where oil companies are located or do business.

 . Low consumer demand, warmer winters, and energy efficiency may lower demand for oil-related products.

 .  Companies in this sector are at risk for environmental damage claims.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

74  . UltraSector ProFunds

FUND PERFORMANCE

Because Oil Drilling, Equipment & Services UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Oil Drilling, Equipment & Services UltraSector ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

   Wire Redemption Fee*             $15
   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.90%          0.90%
                                                  ----           ----
   Total Annual ProFund Operating Expenses        1.65%          2.65%


Example: This example is intended to help you compare the cost of investing in Oil Drilling, Equipment & Services UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $168         $520
   Service Class                    $268         $823

                                                      UltraSector ProFunds .  75

 .  Pharmaceuticals UltraSector ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as aspirin, cold remedies, birth control pills, and vaccines, as well as companies engaged in contract drug research.
Pharmaceuticals UltraSector ProFund primarily invests in pharmaceutical companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were           ,              and                   (which comprised    %,    %
and    %, respectively, of its market capitalization). Pharmaceuticals
UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.



PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Pharmaceuticals UltraSector ProFund is also subject to the following risks:

 . The prices of the securities of pharmaceuticals companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability.

 . Companies in this sector spend heavily on research and development and their products and services may not prove commercially successful or may become obsolete quickly.

 . Liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a pharmaceutical company's market value and/or share price.

 . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where pharmaceutical companies are located or do business.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE

The bar chart below shows the performance of Pharmaceuticals UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local

76  . UltraSector ProFunds
taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year


During the period covered in the bar chart, the highest return on Investor Class
Shares of Pharmaceutical UltraSector ProFund for a quarter was      % (quarter
ended     ) and the lowest return was     % (quarter ended      ).

                               NEW CHART TO UPDATE

Average Annual Returns As of December 31, 2001


                                    One           Since          Inception
                                    Year          Inception      Date
------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                       %              %       06/20/00
   Investor Class Shares
      - After Taxes on Distributions       %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                 %              %
   Service Class Shares(1)                 %              %       06/20/00
   Dow Jones U.S. Pharmaceutical Index(1)  %              %


1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Pharmaceuticals UltraSector ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

         Wire Redemption Fee*       $15

   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)



                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                 0.75%         0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                      %             %
                                                  -------      --------
   Total Annual ProFund Operating Expenses             %             %
   Fee Waivers/Reimbursements*                         %             %
                                                  -------      --------
   Total Net Annual ProFund Operating Expenses         %             %

* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
   Expenses exceed   % for Investor Shares and   % for Service Shares of the
   Fund's average daily net assets through        .After such date, the expense
   limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Pharmaceuticals UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1 Year       3 Years      5 Years      10 Years
-------------------------------------------------------------------------------
   Investor Class            $            $            $            $
   Service Class             $            $            $            $


                                                      UltraSector ProFunds .  77

 .   Precious Metals UltraSector ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Precious Metals Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the precious metals sector of the U.S. equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals. This also includes companies involved in the mining and production of precious stones, such as diamonds, or the harvesting and production of pearls. This does not include, however, producers of commemorative medals and coins that are made of these metals or stones. Precious Metals UltraSector ProFund primarily invests in precious metal companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were           ,          and          (which comprised     %,    % and     %,
respectively, of its market capitalization). Precious Metals UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Precious Metals UltraSector ProFund is also subject to the following risks:

 .    The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand.

 .    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where precious metals companies are located or do business.

 .    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE

Because Precious Metals UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


78  . UltraSector ProFunds

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Precious Metals UltraSector ProFund during its first year of operations.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

         Wire Redemption Fee*       $15

   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                 0.90%          0.90%
                                                  ----           ----
   Total Annual ProFund Operating Expenses        1.65%          2.65%

Example: This example is intended to help you compare the cost of investing in Precious Metals UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year       3 Years
--------------------------------------------------------------------------------
   Investor Class                   $168         $520
   Service Class                    $268         $823


                                                      UltraSector ProFunds .  79

 .   Real Estate UltraSector ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the real estate industry sector of the U.S. equity market. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Real Estate UltraSector ProFund primarily invests in real estate companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of    stocks. Its three largest stocks
were                ,                         and
(which comprised %, % and %, respectively, of its market capitalization). Real Estate UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in real estate, which comprised 100% of its market capitalization (based on the composition of the Index).

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Real Estate UltraSector ProFund is also subject to the following risks:

 .    Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates).

 .    Obsolescence of properties.

 .    Changes in the availability, cost and terms of mortgage funds.

 .    The impact of environmental laws.

 .    A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

 .    The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Real Estate UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local


80 .  UltraSector ProFunds
taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year


                                During the period covered in the bar chart, the
                                highest return on Investor Class Shares of Real
                                Estate UltraSector ProFund for a quarter was   %
         NEW CHART TO UPDATE    (quarter ended          ) and the lowest return
                                was    % (quarter ended            ).



Average Annual Returns As of December 31, 2001

                                          One       Since        Inception
                                          Year      Inception    Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                         %            %      06/20/00
   Investor Class Shares
      - After Taxes on Distributions         %            %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                   %            %
   Service Class Shares(1)                   %            %      06/20/00
   Dow Jones U.S. Real Estate Index(1)       %            %


1. Reflects no deduction for taxes.


FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of Real Estate UltraSector ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

         Wire Redemption Fee*       $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  ----           ----
   Total Annual ProFund Operating Expenses            %              %
   Fee Waivers/Reimbursements*                        %              %
                                                  ----           ----
   Total Net Annual ProFund Operating Expenses        %              %

* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
  Expenses exceed    % for Investor Shares and    % for Service Shares of the
  Fund's average daily net assets through                . After such date, the
  expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Real Estate UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $

                                                      UltraSector Profunds .  81

 .  Semiconductor UltraSector ProFund


GOAL AND PRINCIPAL INVESTMENT STRATEGY

Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. Semiconductor UltraSector ProFund primarily invests in companies engaged in the production of semiconductors and other integrated chips, or in instruments that provide exposure to these companies. Companies represented in this sector in which Semiconductor UltraSector ProFund may invest include companies that may be newly-formed and that have relatively small market capitalizations.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were         ,                 and                     (which comprised    %,
   % and    %, respectively, of its market capitalization). Semiconductor
UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 6, Semiconductor UltraSector ProFund is also subject to the following risks:

 . The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.

 . These companies face intense domestic competition, and may face competition from subsidized foreign competitors with lower production costs.

 .  The economic performance of the customers of semiconductor companies.

 .  Research costs (especially in light of decreased defense spending by the U.S.
   Government), and the risks that their products may not prove commercially successful.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


FUND PERFORMANCE

The bar chart below shows the performance of Semiconductor UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ

82  . UltraSector ProFunds
from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year


                                       During the period covered in the bar
                                       chart, the highest return on Investor
                                       Class Shares of Semiconductor UltraSector
                                       ProFund for a quarter was    % (quarter
         NEW CHART TO UPDATE           ended           ) and the lowest return
                                       was    % (quarter ended           ).





Average Annual Returns As of December 31, 2001

                                          One        Since          Inception
                                          Year       Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                         %             %        06/20/00
   Investor Class Shares
      - After Taxes on Distributions         %             %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                   %             %
   Service Class Shares(1)                   %             %        06/20/00
   Dow Jones U.S. Semiconductor Index(1)     %             %


1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Semiconductor UltraSector ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

         Wire Redemption Fee*       $15
   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  -----          -----
   Total Annual ProFund Operating Expenses            %              %
   Fee Waivers/Reimbursements*                        %              %
                                                  -----          -----
   Total Net Annual ProFund Operating Expenses        %              %

* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
  Expenses exceed    % for Investor Shares and    % for Service Shares of the
  Fund's average daily net assets through               . After such date, the
  expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Semiconductor UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $

                                                      UltraSector ProFunds .  83

 .  Technology UltraSector ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. Technology UltraSector ProFund primarily invests in technology companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were                ,        and                      (which comprised    %,   %
and    %, respectively, of its market capitalization). Technology UltraSector
ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in hardware and equipment, and
software, which comprised    % and    %, respectively, of its market
capitalization (based on the composition of the Index).

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks described in the "Overview" section beginning on page 6, Technology UltraSector ProFund is also subject to the following risks:

 . Technology companies face intense competition, both domestically and internationally.

 . Technology companies may have limited product lines, markets, financial resources or personnel.

 . The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

 . Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

 . Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

The bar chart below shows the performance of Technology UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local


84  . UltraSector ProFunds
taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year


                                        During the period covered in the bar
                                        chart, the highest return on Investor
                                        Class Shares of Technology UltraSector
                                        ProFund for a quarter was    % (quarter
          NEW CHART TO UPDATE           ended           ) and the lowest return
                                        was    % (quarter ended           ).





Average Annual Returns As of December 31, 2001

                                            One       Since        Inception
                                            Year      Inception    Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                           %            %      06/20/00
   Investor Class Shares
      - After Taxes on Distributions           %            %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares                     %            %
   Service Class Shares(1)                     %            %      06/20/00
   Dow Jones U.S. Technology Sector Index(1)                %           %


1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Technology UltraSector ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

         Wire Redemption Fee*       $15

   *This charge may be waived at the discretion of the ProFunds.

 Annual Operating Expenses (as a percentage of average daily net assets)


                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  -----          -----
   Total Annual ProFund Operating Expenses            %              %
   Fee Waivers/Reimbursements*                        %              %
                                                  -----          -----
   Total Net Annual ProFund Operating Expenses        %              %


* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating Expenses exceed % for Investor Shares and % for Service Shares of the Fund's average daily net assets through . After such date, the expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Technology UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $

                                                      UltraSector ProFunds .  85

 .  Telecommunications UltraSector ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.


The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed line communications and wireless communications companies. Telecommunications UltraSector ProFund primarily invests in telecommunications companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of stocks. Its three largest stocks
were              , and           (which comprised           %,           % and
            %, respectively, of its market capitalization). Telecommunications UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in fixed line
communications, which comprised          % of its market capitalization (based
on the composition of the Index).


PRINCIPAL RISK CONSIDERATIONS


In addition to the common risks discussed in the "Overview" section beginning on page 6, Telecommunications UltraSector ProFund is also subject to the following risks:


 .    The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

 .    Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

 .    Technological innovations may make the products and services of telecommunications companies obsolete.

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE


The bar chart below shows the performance of Telecommunications UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.


86  . UltraSector ProFunds

Annual Returns as of December 31 each year


                                       During the period covered in the bar
                                       chart, the highest return on Investor
                                       Class Shares of Telecommunications
         NEW CHART TO UPDATE           UltraSector ProFund for a quarter was   %
                                       (quarter ended    ) and the lowest return
                                       was     % (quarter ended     ).


Average Annual Returns As of December 31, 2001


                                        One           Since          Inception
                                        Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                    %              %             06/20/00
   Investor Class Shares
      - After Taxes on Distributions    %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares              %              %
   Service Class Shares(1)              %              %             06/20/00
   Dow Jones U.S. Telecommunications
     Sector Index(1)                    %              %


1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of Telecommunications UltraSector ProFund.


Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

         Wire Redemption Fee*       $15

   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                 0.75%         0.75%
   Distribution and Service (12b-1) Fees           None          1.00%
   Other Expenses                                      %             %
                                                  -----          ----
   Total Annual ProFund Operating Expenses             %             %
   Fee Waivers/Reimbursements*                         %             %
                                                  -----          ----
   Total Net Annual ProFund Operating Expenses         %             %

* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
Expenses exceed     % for Investor Shares and       % for Service Shares of the
Fund's average daily net assets through      . After such date, the expense
limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Telecommunications UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $

                                                      UltraSector ProFunds .  87

 .  Utilities UltraSector ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Sector Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.


The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. Utilities UltraSector ProFund primarily invests in utility companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of stocks. Its three largest stocks were , and (which comprised %, % and %, respectively, of its market capitalization). Utilities UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was
concentrated in electric utilities, which comprised      % of its market
capitalization (based on the composition of the Index).


PRINCIPAL RISK CONSIDERATIONS


In addition to the common risks discussed in the "Overview" section beginning on page 6, Utilities UltraSector ProFund is also subject to the following risks:


 .    The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

 .    The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

 .    As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience.

 .    Deregulation is subjecting utility companies to greater competition and may adversely affect profitability due to lower operating margins and higher costs.

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE


The bar chart below shows the performance of Utilities UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.


88  . UltraSector ProFunds

Annual Returns as of December 31 each year


                                       During the period covered in the bar
                                       chart, the highest return on Investor
                                       Class Shares of Utilities UltraSector
          NEW CHART TO UPDATE          ProFund for a quarter was      % (quarter
                                       ended    ) and the lowest return was    %
                                       (quarter ended      ).


Average Annual Returns As of December 31, 2001


                                         One           Since          Inception
                                         Year          Inception      Date
--------------------------------------------------------------------------------
   Investor Class Shares
      - Before Taxes                     %              %             06/20/00
   Investor Class Shares
      - After Taxes on Distributions     %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares               %              %
   Service Class Shares(1)               %              %             06/20/00
   Dow Jones U.S. Utilities
     Sector Index(1)                     %              %


1. Reflects no deduction for taxes.

FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may pay if you buy and hold shares of Utilities UltraSector ProFund.


Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

         Wire Redemption Fee*       $15

   *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class

--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  ----           ----
   Total Annual ProFund Operating Expenses            %              %

Example: This example is intended to help you compare the cost of investing in Utilities UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class               $            $            $            $
   Service Class                $            $            $            $


                                                      UltraSector ProFunds .  89

 .  Wireless Communications UltraSector ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY


Wireless Communications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page 4.

The Index measures the performance of the wireless communications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. Wireless Communications UltraSector ProFund primarily invests in wireless communication companies or in instruments that provide exposure to these companies. Companies represented in this sector in which Wireless Communications UltraSector ProFund may invest include companies that may be newly-formed and that have relatively small market capitalizations.

As of March 31, 2002, the Index consisted of    stocks. Its three largest stocks
were                         ,                        and
           (which comprised      %,       %, and      %, respectively, of its
market capitalization). Wireless Communications UltraSector ProFund will concentrateits investments in a particular industry or group of industries to approximatelythe same extent the Index is so concentrated.

PRINCIPAL RISK CONSIDERATIONS


In addition to the common risks discussed in the "Overview" section beginning on page 6, Wireless Communications UltraSector ProFund is also subject to the following risks:

 . The prices of the securities of wireless communications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered.

 . Fierce competition for market share, and competitive challenges in the U.S.
  from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors.

 . Recent industry consolidation trends may lead to increased regulation of wireless communications companies in their primary markets.

 . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE


The bar chart below shows the performance of Wireless Communications UltraSector ProFund Investor Class Shares last year, and the tables show how the average annual returns for the Investor Class and Service Class Shares compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

The annual returns in the bar chart below are shown on a before-tax basis and if taxes were included, the annual returns would be lower than those shown. The average annual returns in the table below are shown on a before and after-tax basis. After-tax returns are shown for Investor Class Shares only and after-tax returns for Service Class Shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local

90 . UltraSector ProFunds
taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns as of December 31 each year



                                           During the period covered in the bar
                                           chart, the highest return on Investor
                                           Class Shares of Wireless
                                           Communications UltraSector ProFund
             NEW CHART TO UPDATE           for a quarter was       % (quarter
                                           ended         ) and the lowest return
                                           was      %(quarter ended           ).


Average Annual Returns As of December 31, 2001


                                    One           Since          Inception
                                    Year          Inception      Date
--------------------------------------------------------------------------------

   Investor Class Shares
      - Before Taxes                  %              %             06/20/00
   Investor Class Shares
      - After Taxes on Distributions  %              %
   Investor Class Shares
      - After Taxes on Distributions
        and Sale of Shares            %              %
   Service Class Shares(1)            %              %             06/20/00
   Dow Jones U.S. Wireless
      Communications Sector Index(1)  %              %


1. Reflects no deduction for taxes.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Wireless Communications UltraSector ProFund.

Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

          Wire Redemption Fee*        $15

   *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)


                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                0.75%          0.75%
   Distribution and Service (12b-1) Fees          None           1.00%
   Other Expenses                                     %              %
                                                  -----         ------
   Total Annual ProFund Operating Expenses            %              %
   Fee Waivers/Reimbursements*                        %              %
                                                  -----         ------
   Total Net Annual ProFund Operating Expenses        %              %


* ProFund Advisors has contractually agreed to waive Management Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating
  Expenses exceed      % for Investor Shares and      % for Service Shares of
  the Fund's average daily net assets           through . After such date, the
  expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Wireless Communications UltraSector ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class                $            $            $            $
   Service Class                 $            $            $            $

                                                       UltraSector ProFunds . 91

                       This Page Intentionally Left Blank



92  . UltraSector ProFunds

                                   [PICTURE]


 .     Money Market ProFund


"During periods when investors want to maintain a neutral exposure to the stock market, the income earned from an investment in the Money Market ProFund can keep their capital at work."


                                                      Money Market ProFund .  93

 .    Money Market ProFund


OBJECTIVE

The Money Market ProFund currently invests all of its assets in the Cash Management Portfolio (the "Portfolio"), a separate investment company managed by Deutsche Asset Management, Inc. The objective of the Money Market ProFund and the Portfolio are identical: both seek a high level of current income consistent with liquidity and preservation of capital.


STRATEGY

The Portfolio may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as:

 .    Debt securities issued by U.S. and foreign banks, financial institutions, corporations, or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities.

 .    U.S. government securities that are issued or guaranteed by the U.S.
     Treasury, or by agencies or instrumentalities of the U.S. government.

 .    Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

 .    Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets.

The Portfolio may invest more than 25% of its total assets in obligations of domestic banks. The Portfolio may invest in other instruments, as described in the Statement of Additional Information.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Portfolio are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Portfolio also may invest in longer term securities that have features reducing their maturities to 397 days or less on their purchase date. The Portfolio buys securities that at the time of purchase:

 .    have received the highest short-term rating from two nationally recognized statistical rating organizations;

 .    have received the highest short-term rating from one rating organization
     (if only one organization rates the security);

 .    if unrated, are determined to be of similar quality by the Portfolio's investment advisor; or

 .    have no short-term rating, but are rated within the three highest long-term rating categories, or are determined to be of similar quality by the Portfolio's investment advisor.


94 .  Money Market ProFund

RISKS

Interest Rate Risk

Money market instruments, like most debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline.

To minimize interest rate risk, the Portfolio's investment advisor limits the dollar-weighted average maturity of the securities held by the Portfolio to 90 days or less and primarily buys securities with remaining maturities of 13 months or less.

Credit Risk

The credit quality of a security depends on the issuer's ability to pay interest and repay debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it.

Repurchase Agreement Risk

A repurchase agreement exposes the Portfolio to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Portfolio can lose money because:

 .    it may not be able to sell the securities at the agreed-upon time and price; or

 .    the securities could lose value before they can be sold.

Market Risk

Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


                                                      Money Market ProFund .  95

 .     Money Market ProFund


Security Selection Risk

While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Portfolio's yield to lag behind those of similar money market funds.

Concentration Risk

Because the Portfolio may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Prepayment Risk

When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

MASTER-FEEDER STRUCTURE

Money Market ProFund is a feeder fund that currently invests all of its assets in a master fund, the Portfolio.

The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio's expenses in proportion to their assets. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

Shareholders of the Money Market ProFund, on April 25, 2001, approved an investment advisory agreement with ProFund Advisors under which ProFund Advisors serves as investment advisor of the Money Market ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of the Money Market ProFund. The Money Market ProFund's Trustees may withdraw its assets from the Portfolio if they believe doing so is in the shareholders' best interests.

An investment in the Money Market ProFund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Money Market ProFund tries to maintain a stable net asset value of $1.00 per share, there is no guarantee that the Money Market ProFund will do so, and you could lose money by investing in this ProFund.


96 .  Money Market ProFund

CONSIDERING A MONEY MARKET PROFUND INVESTMENT

Investors can take advantage of the Money Market ProFund in at least two ways:

 .    during periods when investors want to maintain a neutral exposure to the stock market, the income earned from an investment in the Money Market ProFund can keep their capital at work.

 .    the Money Market ProFund may be used in conjunction with other ProFunds to adjust an investor's target exposure to an index.

      For instance, an investor who desires to target a daily return of 1.5 times the daily performance of the S&P 500 Index(R) could allocate 75% of his or her investment to the UltraBull ProFund and 25% of the investment to the Money Market ProFund.


FUND PERFORMANCE AND TOTAL RETURNS

The bar chart below shows how the performance of Money Market ProFund Investor Class Shares has varied from year to year, and the tables show how the performance of the Investor Class and Service Class Shares has varied over time. Of course, past performance is no guarantee of future results.

Annual Returns as of December 31 each year

CHART TO BE UPDATED

1998      4.84%
1999      4.48%
2000      5.74%
2001      ____%

During the periods covered in the bar chart, the highest return on Investor
Class Shares of the Money Market ProFund for a quarter was     % (quarter ended
        ) and the lowest return was 1.03% (quarter ended          ).

Average Annual Returns As of December 31, 2001

                                    One           Since          Inception
                                    Year          Inception      Date
--------------------------------------------------------------------------------
   Invester Class Shares             %             %             11/17/97
   Service Class Shares              %             %             11/17/97

The 7-day yield (the income for the previous 7 days projected over a full year)
for Money Market ProFund as of December 31, 2001 was    % for Investor Class
Shares and     % for Service Class Shares.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses, including the Money Market ProFund's prorated Portfolio expenses, you may pay if you buy and hold shares of the Money Market ProFund.


                                                      Money Market ProFund .  97

 .        Money Market ProFund


Shareholder Fees: Investor Class Shares and Service Class Shares (paid directly from your investment)

        Wire Redemption Fee*           $15
        *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses (as a percentage of average daily net assets)

                                                  Investor       Service
                                                  Class          Class
--------------------------------------------------------------------------------
   Management Fees                                 0.15%         0.15%
   Distribution and Service (12b-1) Fees           None          1.00%
   Other Expenses                                      %             %
                                                   -----         -----
   Total Annual ProFund Operating Expenses             %             %

Please refer to the discussion under "ProFunds Management" for more information regarding investment advisory and management services relating to the Money Market ProFund.

Example: This example is intended to help you compare the cost of investing in Money Market ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                            1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
   Investor Class           $            $            $            $
   Service Class            $            $            $            $



98  . Money Market ProFund

                                   [PICTURE]

 .      General ProFunds Information


"Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request."


                                              General ProFunds Information .  99

 .        General ProFunds Information


CALCULATING SHARE PRICES
(All ProFunds Except the Money Market ProFund)


Each ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after receipt and acceptance of a transaction request in good order. If portfolio investments of a ProFund are traded in markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

The ProFunds value shares of each class of shares by dividing the market value of the assets attributable to each class, less the liabilities attributable to the class, by the number of the class's outstanding shares. The ProFunds use the following methods for arriving at the current market value of investments held by the ProFunds:

 .    securities listed and traded on exchanges--the last price the stock traded at on the exchange on a given day, or if there were no sales, the mean between the closing bid and asked prices.

 .    securities traded over-the-counter--NASDAQ-supplied information on the prevailing bid and asked prices.

 .    futures contracts and options on indices and securities--the last sale price prior to the close of regular trading on the underlying exchange.

 .    options on futures contracts--priced at fair value determined with reference to established futures exchanges.

 .    bonds and convertible bonds generally are valued using a third-party pricing service.

 .    short-term debt securities are valued at amortized cost, which approximates market value.

 .    the foreign exchange rates used to calculate the net asset values will be the mean of the bid price and the asked price for the respective foreign currency occurring immediately before the last underlying stock exchange closes.

When price quotes are not readily available or do not accurately reflect fair value, or if an investments value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded, investments may be valued by another method approved by the ProFunds' Board of Trustees intended to reflect fair value. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFunds sold them. In the event that a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close, portfolio investments may be valued at fair value, or in a manner that is different from that described above. See the Statement of Additional Information for more details.


100  .  General ProFunds Information

The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated in 2002: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Either or both of these Exchanges may close early on the day before each of these holidays and the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice.


CALCULATING THE MONEY MARKET PROFUND'S SHARE PRICE

The Money Market ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business except for two additional bank holidays, Columbus Day and Veterans' Day. The bond markets or other primary trading markets for the Portfolio may close early on the day before each of these holidays and the day after Thanksgiving. If the Bond Market Association recommends an early close of the bond markets, the Money Market ProFund may also close early. The Money Market ProFund will cease taking transaction requests at such times, including requests to exchange to or from other ProFunds. The Money Market ProFund's net asset value per share for each class of shares will normally be $1.00, although Deutsche Asset Management, Inc. cannot guarantee that this will always be the case. The Portfolio uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.


DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds intends to distribute to its shareholders every year all of the year's net investment income and net capital gains. Each ProFund will reinvest these distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request a direct cash distribution.

The Money Market ProFund declares dividends from its net income daily and pays the dividends on a monthly basis. The Money Market ProFund will pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year, but it reserves the right to include in the daily dividend any short-term capital gains on securities that it sells.

The Money Market ProFund may revise these policies, postpone the payment of dividends and interest or take other actions in order to maintain a constant net asset value of $1.00 per share.


Please keep in mind:

 .    Dividend and distribution proceeds will be reinvested in additional shares of the ProFund making the distribution unless you have requested in writing that proceeds be paid to you by check.


                                             General ProFunds Information .  101

 .     General ProFunds Information

 .    By selecting the direct cash distribution option, the shareholder agrees to the following conditions:

     . A check will not be issued if the total amount of the dividend or distribution payment for an account is less than $10. In such cases, the dividend proceeds will be automatically reinvested into the appropriate class of the ProFund from which the dividend was paid.

     . Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid.

     . Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid.


TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. You should rely on your own tax advisor about the particular federal, state, local and foreign tax consequences to you investing in a ProFund.

A ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. ProFund shareholders may be subject to tax on the dividends and distributions they receive. Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. Shareholders will generally be subject to tax regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. Distributions and dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if a ProFund designates a particular distribution as a long-term capital gains distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends and distributions may also be subject to state and local taxes.

If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange out of a ProFund is generally considered as a sale of the ProFund.

Every year the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.


102  . General ProFunds Information

Please keep in mind:

 .    Whether a distribution by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gains of the ProFund, not on how long an investor has owned shares of the ProFund.

 .    Dividends and distributions declared by a ProFund in October, November or
     December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.

 .    As with all mutual funds, a ProFund may be required to withhold U.S.
     federal income tax at the rate of 30% of all taxable distributions and redemption proceeds payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

Please see the Statement of Additional Information for more information. Because each investor's tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.


                                             General ProFunds Information .  103

 .  General ProFunds Information

PORTFOLIO TURNOVER


ProFund Advisors expects a significant portion of the ProFunds' assets to come from professional money managers and investors who use ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds of such trading, market timing trading could increase the rate of ProFunds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, while the ProFunds do not expect it, large movements of assets into and out of the ProFunds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses. In certain circumstances, a ProFund's expense ratio may vary from the historical ratio disclosed in this prospectus.

104  . General ProFunds Information

                                    [PHOTO]

 .  ProFunds Management

"The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds."

                                                      ProFunds Management .  105

 .  ProFunds Management

BOARD OF TRUSTEES AND OFFICERS

The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds.

INVESTMENT ADVISORS

ProFund Advisors LLC


ProFund Advisors LLC, located at 7501 Wisconsin Avenue, 10th Floor, Bethesda, Maryland 20814, serves as the investment advisor to all of the ProFunds and provides investment advice and management services to the ProFunds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive fees equal to 0.75% of the average daily net assets of each non-money market ProFund, except the OTC ProFund and UltraJapan ProFund, for which it is entitled to receive fees equal to 0.70% and 0.90%, repectively, of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2001, each operating ProFund for which ProFund Advisors served as investment advisor (which excludes the Airlines UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, UltraSector ProFund, Leisure Goods & Services, Industrial UltraSector ProFund, Oil Drilling, Equipment & Services UltraSector ProFund, Precious Metals UltraSector ProFund, and Money Market ProFund) paid ProFund Advisors fees in the following amounts:


Fees Paid (as a percentage of average daily net assets)
--------------------------------------------------------------------------------
   Bull ProFund                                                   %
   Mid-Cap ProFund                                                %
   Small-Cap ProFund                                              %
   OTC ProFund                                                    %
   Europe 30 ProFund                                              %
   Mid-Cap Value ProFund                                          %
   Mid-Cap Growth ProFund                                         %
   Small-Cap Value ProFund                                        %
   Small-Cap Growth ProFund                                       %
   UltraBull ProFund                                              %
   UltraMid-Cap ProFund                                           %
   UltraSmall-Cap ProFund                                         %
   UltraOTC ProFund                                               %
   UltraJapan ProFund                                             %
   Bear ProFund                                                   %
   UltraBear ProFund                                              %
   UltraShort OTC ProFund                                         %
   Airlines UltraSector ProFund                                   %
   Banks UltraSector ProFund                                      %
   Basic Materials UltraSector ProFund                            %
   Biotechnology UltraSector ProFund                              %
   Energy UltraSector ProFund                                     %

106  . ProFunds Management

   Financial UltraSector ProFund                                  %
   Healthcare UltraSector ProFund                                 %
   Internet UltraSector ProFund                                   %
   Pharmaceuticals UltraSector ProFund                            %
   Real Estate UltraSector ProFund                                %
   Semiconductor UltraSector ProFund                              %
   Technology UltraSector ProFund                                 %
   Telecommunications UltraSector ProFund                         %
   Utilities UltraSector ProFund                                  %
   Wireless Communications UltraSector ProFund                    %

Shareholders of the Money Market ProFund, on April 25, 2001, approved an investment advisory agreement with ProFund Advisors under which ProFund Advisors serves as investment advisor of the Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of the Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of the Money Market ProFund.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at University of Kentucky.

Each ProFund is managed by an investment team chaired by Dr. Seale.

DEUTSCHE ASSET MANAGEMENT, INC.

The Money Market ProFund currently seeks to achieve its investment objective by investing all of its assets in a portfolio managed by Deutsche Asset Management, Inc. ("DeAM, Inc."), with headquarters at 130 Liberty Street, New York, NY 10006. DeAM, Inc. makes the Portfolio's investment decisions and assumes responsibility for the securities the Portfolio owns. It receives a fee equal to 0.15% of the average daily net assets of the Portfolio.


As of December 31, 2001, DeAM, Inc. had total assets of approximately $ billion under management. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


                                                       ProFunds Management . 107

 .  ProFunds Management

OTHER SERVICE PROVIDERS


ProFunds Distributors, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, member NASD/SIPC, acts as the distributor of ProFund shares. BISYS Fund Services, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds. ProFund Advisors is entitled to receive fees equal to 0.15% of average daily net assets of each ProFund (other than the Money Market ProFund, which is discussed below) for such services. During the year ended December 31, 2001, each such operating ProFund (which excludes the Airlines UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Industrial UltraSector ProFund, Leisure & Goods &Service UltraSector ProFund, Oil Drilling, Equipment & Services UltraSector ProFund, and Precious Metals UltraSector ProFund) paid ProFund Advisors fees in the following amounts:


Fees Paid (as a percentage of average daily net assets)
--------------------------------------------------------------------------------
   Bull ProFund                                                   %
   Mid-Cap ProFund                                                %
   Small-Cap ProFund                                              %
   OTC ProFund                                                    %
   Europe 30 ProFund                                              %
   Mid-Cap Value ProFund                                          %
   Mid-Cap Growth ProFund                                         %
   Small-Cap Value ProFund                                        %
   Small-Cap Growth ProFund                                       %
   UltraBull ProFund                                              %
   UltraMid-Cap ProFund                                           %
   UltraSmall-Cap ProFund                                         %
   UltraOTC ProFund                                               %
   UltraJapan ProFund                                             %
   Bear ProFund                                                   %
   UltraBear ProFund                                              %
   UltraShort OTC ProFund                                         %
   Airlines UltraSector ProFund                                   %
   Banks UltraSector ProFund                                      %
   Basic Materials UltraSector ProFund                            %
   Biotechnology UltraSector ProFund                              %
   Energy UltraSector ProFund                                     %
   Financial UltraSector ProFund                                  %
   Healthcare UltraSector ProFund                                 %
   Internet UltraSector ProFund                                   %
   Pharmaceuticals UltraSector ProFund                            %
   Real Estate UltraSector ProFund                                %
   Semiconductor UltraSector ProFund                              %
   Technology UltraSector ProFund                                 %
   Telecommunications UltraSector ProFund                         %
   Utilities UltraSector ProFund                                  %
   Wireless Communications UltraSector ProFund                    %


108  . ProFunds Management

During the year ended December 31, 2001, ProFund Advisors received fees equal to 0.35% of average daily net assets from the Money Market ProFund for client support and administrative services, and for feeder fund management, administration and reporting with respect to the Money Market ProFund's relationship to the Portfolio.

If the ProFund's Board of Trustees terminates the Money Market ProFund's master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of the Money Market ProFund, as feeder fund management, administration and reporting with respect to the master-feeder relationship would no longer be required.

INDEX INFORMATION


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)", and "S&P MidCap 400" "Standard &Poor's Mid-Cap 400," "S&P Small-Cap 600," "Standard &Poor's Small-Cap 600," "S&PMid-Cap 400/BARRA Growth Index," "S&PMid-Cap 400/BARRAValue Index," "S&PSmall-Cap 600/BARRAGrowth Index," and "S&PSmall-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000(R) Index" is a trademark of the FrankRussell Company. "NASDAQ 100 Index" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). The ProFunds are not sponsored, endorsed, sold or promoted by Standard & Poor's or NASDAQ or the Frank Russell Company and neither Standard & Poor's nor NASDAQ nor the Frank Russell Company makes any representation regarding the advisability of investing in ProFunds.

"Dow Jones" and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

 .    Sponsor, endorse, sell or promote the UltraSector ProFunds.

 .    Recommend that any person invest in the UltraSector ProFunds or any other securities.

 .    Have any responsibility or liability for or make any decisions about timing, amount or pricing of the UltraSector ProFunds.

 .    Have any responsibility or liability for the administration, management or marketing of the UltraSector ProFunds.

 .    Consider the needs of the UltraSector ProFunds or the owners of the
     UltraSector ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the UltraSector ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

 .    The results to be obtained by the UltraSector ProFunds, the owner of the
     UltraSector ProFunds or any other person in connection with the use of the Dow Jones sector indices and the data included in the Dow Jones sector indices;

 .    The accuracy or completeness of the Dow Jones sector indices and their data; or

                                                       ProFunds Management . 109

 . ProFunds Management


 . The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the UltraSector ProFunds or any other third parties.


(Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P).


110  . ProFunds Management

                                   [PICTURE]

                            . Shareholder Services
                              Guide


                            "Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund."

                                               Shareholder Services Guide .  111

 . Shareholder Services Guide


CONTACTING PROFUNDS


By telephone:        (888) 776-3637 or (614) 470-8122-- for investors
                     (888) 776-5717--a phone line dedicated for use by institutions and financial professionals only


By mail:             ProFunds
                     P.O. Box 182800
                     Columbus, OH 43218-2800

By overnight mail:   ProFunds
                     c/o BISYS Fund Services
                     3435 Stelzer Road
                     Columbus, OH 43219


MINIMUM INVESTMENTS

 .  $5,000 for discretionary accounts controlled by a financial professional.

 .  $15,000 for self-directed accounts controlled directly by investors.


These minimums apply to all ProFund accounts, including retirement plans, and apply to the total value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, each ProFund may waive or lower purchase or account minimums in other circumstance. ProFunds reserves the right to reject or refuse, at its discretion, any order for the purchase of a ProFund's shares in whole or in part. ProFunds reserves the right to automatically redeem any account that has not maintained the minimum investment amount and to send the redemption proceeds to the investor by check.


CLASSES OF SHARES

Investors in any of the ProFunds can purchase either Investor Class shares directly from ProFunds Distributors, Inc., or Service Class shares through an authorized financial intermediary.


DISTRIBUTION AND SERVICE FEES

Under a Distribution and Shareholder Services Plan adopted by the Board of Trustees, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and/or shareholder services. Over time, fees paid under the Distribution and Service Plan will increase the cost of a Service Class shareholder's investment and may cost more than other types of sales charges.

To the extent permitted, ProFunds may reimburse intermediaries for services performed with respect to either Investor Class or Service Class Shares. ProFund Advisors also may use its own resources to compensate third parties for distribution and service-related activities attributable to either share class.


112  . Shareholder Services Guide

OPENING YOUR PROFUNDS ACCOUNT


By mail:

 . Complete an application for the appropriate share class. Send the application, along with a check payable to "ProFunds," to the mail address above.

 . If the application does not designate a specific ProFund, your investment will be made in the Money Market ProFund. Unless you later direct ProFunds to
   (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the application does not designate a share class, your investment will be made in the Investor Class. Cash, credit cards and credit card checks are not accepted. Third-party checks are generally not accepted for initial investment. All purchases must be made in U.S. dollars drawn on a U.S. bank.

By wire transfer:

 . Complete an application and fax it to ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718.

 . Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to a) confirm receipt of the faxed application, b) request your new account number, c) inform ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order.

 . After receiving your confirmation number, instruct your bank to transfer money by wire to:

Huntington Bank
Columbus, OH
Routing/ABA #:
ProFunds DDA #


For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number

Confirmation number: The confirmation number given to you by the ProFunds representative


Send the original, signed application to ProFunds at the mail or overnight address above under "Contacting ProFunds-By mail."

Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.



Establishing Accounts For Tax-Sheltered Retirement Plans


The ProFunds sponsor several types of Individual Retirement Accounts ("IRAs") tax sheltered annuities (TSAs or 403(b)(7) plans), profit sharing plans, money purchase plans and individual 401(k) plans that enable individual investors to set up retirement savings programs. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. Individual 401(k) plans have separate


                                               Shareholder Services Guide .  113

 . Shareholder Services Guide



record keeping and reporting fees. For additional information, please visit the ProFunds website, www.profunds.com or contact ProFunds at (888) 776-3637.



PURCHASING ADDITIONAL PROFUND SHARES

Minimum: The minimum subsequent purchase amount is $100.


By mail: Send a check payable to "ProFunds" to the mail address above. Write the name of the ProFund in which you wish to invest and your account number on the check. Please include an investment slip, which is attached to your transaction confirmation statement, for the appropriate ProFund. Cash, credit cards, and credit card checks are not accepted. Please contact ProFunds in advance if you wish to send third-party checks. All purchases need to be made in U.S. dollars on checks drawn on a U.S. bank.

By wire transfer: See instructions under "Opening Your ProFunds Account."



You can then instruct your bank to transfer your funds to:


Huntington Bank
Columbus, OH
Routing/ABA #:
ProFunds DDA #


For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

Confirmation number: The confirmation number given to you by the ProFunds representative.


Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds is not liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.



Procedures for purchasing shares:


 . ProFunds prices shares you purchase at the price per share next computed after we receive and accept your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment, and for new accounts, a properly completed application. ProFunds and ProFunds Distributors, Inc. may reject any purchase request for any reason.

 .  Any check or wire order received which does not designate a specific
   ProFund(s) will be used to purchase shares (i) in your existing ProFund account, if you have an investment in only one ProFund, or (ii) in the Money Market ProFund Investor Class, if you have more than one ProFund investment. Unless you later direct ProFunds to (1) purchase shares of another ProFund or
   (2) redeem shares


114  . Shareholder Services Guide
   of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the wire or check cannot be identified, it may be rejected and returned. Please note, rejected checks may not be returned for up to 10 days to allow the original check to clear. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to the Money Market ProFund, or an existing active ProFund account, or for checks or wires being returned.

 .  A wire purchase is considered in good order only if (i) you have called
   ProFunds under the procedures described above and (ii) ProFunds receives and accepts your wire between 8:00 a.m. and 3:30 p.m., Eastern time for all Broad Market, Bearish and Money Market ProFunds and between 8:00 a.m. and 3:10 p.m., Eastern time for all UltraSector ProFunds. Wires received after ProFunds' wire processing times will be processed as of the next time that wire orders are processed. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off times will be adjusted accordingly.

 . If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.

 . Your financial intermediary has the responsibility of transmitting your orders promptly. Financial intermediaries may impose additional restrictions and may charge fees not described in this Prospectus.


EXCHANGING PROFUND SHARES

Shareholders generally have the privilege of exchanging shares of either class of a publicly available ProFund for shares of another publicly available ProFund free of charge and without limitation on frequency or maximum amount. ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

ProFunds accepts exchange orders by phone, in writing or through the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction.

By mail: Send a letter to ProFunds at the address above indicating (i) the account number, (ii) the dollar amount or share amount of the exchange, and
(iii) the ProFund you are exchanging from and the ProFund you are exchanging into. If the account contains ProFunds of both classes, also indicate the class of each ProFund. Sign the letter. In certain circumstances, ProFunds require a signature guarantee. See "Signature Guarantee" on page [ ].

By telephone: The Broad Index, Bearish and Money Market ProFunds accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. The UltraSector ProFunds accept exchange orders by phone between 8:00 a.m. and 3:30 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times except the 8:00 a.m. beginning time, will be adjusted accordingly.


                                               Shareholder Services Guide .  115

 . Shareholder Services Guide



Neither the ProFunds, ProFunds Distributors, Inc. nor ProFunds' transfer agent will be responsible for any loss, liability, cost, or expense resulting from processing telephone exchanges believed to be authentic if they follow reasonable security procedures.

Exchanges by telephone can only be processed by specific dollar amount or specific share amount.


The ProFunds may terminate the ability to exchange ProFund shares via the telephone at any time, in which case you may continue to exchange shares by other means.


By Internet: Shareholders may transact exchanges of shares of the ProFunds at ProFunds' website (www.profunds.com). To access this service through the website, click on the "Access Account" icon. Next, select the button for "individual account." You will be prompted to enter your Social Security Number. Follow the instructions to establish your Personal Identification Number (PIN) which will allow you to execute exchanges between ProFunds and access ProFunds account information. The Broad Index, Bearish and Money Market ProFunds accept exchange orders via the ProFunds website trading service at any time except between 3:55 p.m. and 4:30 p.m., Eastern time. The UltraSector ProFunds accept exchange orders via the ProFunds' website at any time except between 3:35 p.m. and 4:30 p.m., Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to five minutes prior to and 30 minutes after a scheduled early close for the Broad Index, Bearish and Money Market ProFunds and 25 minutes prior to and 30 minutes after a scheduled early close for the UltraSector ProFunds.

Internet exchange transactions are extremely convenient, but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds, transfer agent will be responsible for any loss, liability, cost or expense resulting from unauthorized internet transactions if they follow reasonable security procedures. If you or your intermediary make exchange requests by the Internet, you will generally bear the risk of loss.



The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may exchange shares by other means.


Please keep in mind when exchanging shares:


An exchange actually is a redemption (sale) of shares of one ProFund and a purchase of shares of another ProFund. Exchanges may have tax consquences for you.

Before exchanging into a ProFund, please read the prospectus.

Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds' transfer agent are required to verify that there is a sufficient balance in the account to cover the exchange purchase. You will be responsible for any loss if there are insufficient funds available to cover the purchase due to a decline in the value of the ProFund from which you are exchanging.

Please note that during certain holiday periods, it may take several days for exchanges to be completed.


116  . Shareholder Services Guide

The minimum exchange for self-directed accounts is $1,000 or, if less, the account's current value.

The redemption and purchase will be processed at the next-calculated net asset values of the respective ProFunds after the ProFunds have received and accepted your exchange request.



REDEEMING PROFUND SHARES


You may redeem all or part of your shares at the net asset value next determined after we receive your redemption request in good order.


Phone Redemptions


The Broad Index, Bearish and Money Market ProFunds accept redemption orders by phone between 8:00 a.m. and 3:50 p.m. Eastern time. The UltraSector ProFunds accept redemption orders by phone between 8:00 a.m. and 3:30 p.m. Eastern time. All ProFunds accept redemption orders by telephone between 4:40 p.m. and 9:00 p.m. Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times, except the 8:00 a.m. beginning time, will be adjusted accordingly.

The ProFunds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.



WRITTEN REDEMPTIONS


To redeem all or part of your shares in writing, your request must include the following information for each ProFund redemption:


 .  the name of the ProFund(s),

 .  the account number(s),


 .  the dollar amount or number of shares being redeemed,

 . the name(s) of the account owners, and

 . the signature(s) of all registered account owners. In certain circumstances, you will be required to have these signatures guaranteed. See "Signature Guarantee" on page 119.

 .  Also, please include your daytime telephone number.


In Person

You may redeem shares in person at:

ProFunds
c/0 BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219


between 9:00 a.m and 5:00 p.m. Eastern time Monday through Friday (except on NYSE holidays.) Shares will be redeemed at the next net asset value calculated after receipt of your request.


                                               Shareholder Services Guide .  117

 . Shareholder Services Guide


WIRE REDEMPTIONS


If you have established the wire redemption option on your account, your redemption proceeds will be wired directly into the bank account you have designated. ProFunds charges a $15 service fee for a wire transfer of redemption proceeds, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form.


RECEIVING YOUR REDEMPTION PROCEEDS

By check: Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner's address of record. You may request a check to be sent to a third party or to a different address in writing. Such a request requires a signature guarantee. See "Signature Guarantee" on page 119.

By wire: Your telephone, written, or in person redemption order may also request that proceeds be sent to your bank account by wire. If the proceeds are to be sent to a bank account other than the bank account you have previously established on your ProFunds account, you must make the request in writing with the signatures of all registered owners guaranteed. See "Signature Guarantees" on page 119.

Please keep in mind when redeeming shares:

Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account's entire current value. Following a redemption the remaining account balance needs to be above the applicable minimum investment.

ProFunds normally remit redemption proceeds within seven days of redemption. For redemption of shares purchased by check or Automatic Investment, ProFunds may wait up to 15 calendar days before sending redemption proceeds to ensure that its transfer agent has collected the purchase payment.


ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.


To redeem shares in a retirement account, your request must be in writing, on a retirement distribution form. Call the ProFunds to request a retirement distribution form or download the form from the ProFunds' website at www.profunds.com.

Involuntary Redemptions: ProFunds reserves the right to redeem involuntarily an investor's account, including a retirement account, if the account holder's aggregate account balance falls below the applicable minimum investment amount. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.


118  . Shareholder Services Guide

Suspension of Redemptions

Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings; (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission ("SEC"); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds' investors.

OTHER SERVICES AND IMPORTANT INFORMATION

Draft Checks

You may elect to redeem shares of the Money Market ProFund by draft check ($500 minimum) made payable to the order of any person or institution. You must submit a completed signature card to ProFunds to activate this service. Please call ProFunds at (888) 776-3637 to request a check writing form or download the form at www.profunds.com. Upon receipt of the completed form, you will be supplied with draft checks that are drawn on the Money Market ProFund's (please allow ten business days). There is a $25 fee for stop payment requests. This option is not available for retirement account shareholders.

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA shareholders over 701/2 years of age.

Signature Guarantee

Certain redemption requests must include a signature guarantee. The redemption request must be in writing and include a signature guarantee for each registered account owner if any of the following apply:

 .  Your account address has changed within the last 10 business days.

 .  A check is being mailed to a different address than the one on your account.

 . A check or wire is being made payable to someone other than the account owner.

 . Redemption proceeds are being transferred to an account with a different registration.

 . A wire is being sent to a financial institution other than the one that has been established on your ProFunds account for at least 10 business days.

 .  Other unusual situations as determined by ProFunds' transfer agent.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or a national securities exchange.


                                               Shareholder Services Guide .  119

 . Shareholder Services Guide


Money Market ProFund Dividends:

Money Market ProFund shares begin accruing dividends on the day ProFunds' transfer agent receives a Federal funds wire payment for a purchase in good order as described above. Shares purchased by check begin accruing dividends the business day following the business day the check is processed. Shares continue to earn dividends until the business day that ProFunds' transfer agent has processed a redemption of those shares.


About Telephone Transactions

It may be difficult to reach ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.


You may initiate numerous transactions by telephone. Please note, however, that the ProFunds and their agents will not be responsible for losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed. If you do not want the ability to initiate transactions by telephone, call ProFunds for instructions.


About Internet Transactions


It may be difficult to transact over the internet during times of heavy market activity or other times of heavy internet usage, either at ProFunds or at your internet service provider. Technological difficulties may also make the use of the internet slow or unavailable at times. If you are unable to process a trade via the internet, consider sending written instructions.

Excess Exchanges or Redemptions

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds' transfer agent or ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchange purchases cancelled due to insufficient exchange redemption proceeds.


120  . Shareholder Services Guide

                                                            FINANCIAL HIGHLIGHTS

The following tables provide a picture of the performance of each of the ProFunds for each year ended December 31 since inception. Information is presented only for the [ ], as the other ProFunds were not open for investment as of December 31, 2001. The total return information selected represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund, assuming reinvestment of all dividends and distributions. This information has been audited by [ ], independent accountants, whose report on the financial statements of the ProFunds appears in the annual report of the ProFunds for the fiscal year ended December 31, 2001. The annual report is available free of charge by phoning 888-776-3637.

                                               Shareholder Services Guide .  121

Additional Information about ProFunds' investments is available in ProFunds' annual and semi-annual reports to shareholders. In ProFunds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year.


You can find more detailed information about ProFunds in its current Statement of Additional Information, dated May 1, 2002 which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or the annual or semi-annual reports, or if you have questions about investing in ProFunds, write us at:

   ProFunds

   P.O. Box 182800
   Columbus, OH 43218-2800

   or call our toll-free numbers:
   (888) PRO-FNDS (888) 776-3637 For Investors
   (888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

   or visit our website www.profunds.com


You can find reports and other information about ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8096.


ProFunds and the Bull & Bean design, Ultra, UltraSector and Innovations in Indexing are trademarks of ProFund Advisors LLC.


ProFunds Executive Offices
Bethesda, MD


                                     [LOGO]
                                    ProFunds

                             Innovations in Indexing

                                   Investment Company Act File No. 811-08239
                                                                       PROBK

                                                                   May [_], 2002

                                                                      PROSPECTUS

The ProFunds VP
ProFund VP Bull                           ProFund VP UltraShort OTC
ProFund VP Mid-Cap                        ProFund VP Airlines
ProFund VP Small-Cap                      ProFund VP Banks
ProFund VP OTC                            ProFund VP Basic Materials
ProFund VP Asia                           ProFund VP Biotechnology
ProFund VP Japan                          ProFund VP Consumer Cyclical
ProFund VP Europe 30                      ProFund VP Consumer Non-Cyclical
ProFund VP Mid-Cap Value                  ProFund VP Energy
ProFund VP Mid-Cap Growth                 ProFund VP Leisure Goods & Services
ProFund VP Small-Cap Value                ProFund VP Financial
ProFund VP Small-Cap Growth               ProFund VP Healthcare
ProFund VP Government Bond                ProFund VP Industrial
ProFund VP Bull Plus                      ProFund VP Internet
ProFund VP UltraBull                      ProFund VP Oil Drilling, Equipment & Services
ProFund VP UltraBlue Chip                 ProFund VP Pharmaceuticals
ProFund VP UltraMid-Cap                   ProFund VP Precious Metals
ProFund VP UltraSmall-Cap                 ProFund VP Real Estate
ProFund VP UltraEurope                    ProFund VP Semiconductor
ProFund VP UltraOTC                       ProFund VP Technology
ProFund VP Bear                           ProFund VP Telecommunications
ProFund VP Short OTC                      ProFund VP Utilities
ProFund VP Short Small-Cap                ProFund VP Wireless Communications
ProFund VP Inverse Government Bond        ProFund VP Money Market
ProFund VP UltraBear

[Logo]
This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

OVERVIEW ................................................................

FUND INFORMATION - BROAD MARKET PROFUNDS VP .............................

FUND INFORMATION -  BEARISH PROFUNDS VP .................................

FUND INFORMATION - SECTOR PROFUNDS VP ...................................

PROFUNDS VP STRATEGY ....................................................

FUND INFORMATION - PROFUND VP MONEY MARKET ..............................

GENERAL INFORMATION .....................................................

PROFUNDS VP MANAGEMENT ..................................................

                                                                        OVERVIEW

ProFunds VP Objectives

Except for the ProFund VP Money Market, the ProFunds VP described in this prospectus seek to provide daily investment results, before fees and expenses, which correspond to the daily performance of a particular benchmark./1/

Broad ProFunds VP

These ProFunds VP seek to provide daily investment results, before fees and expenses, that match, increase 125%, increase one and a half times (150%), or double an index's daily performance.

  ProFund VP                  Index                     Daily Objective         Types of Companies in Index
Bull                          S&P 500(R) Index                Match          Diverse, widely traded, large
                                                                             capitalization

Mid-Cap                       S&P MidCap 400(R) Index         Match          Diverse, widely traded,
                                                                             mid-capitalization

Small-Cap                     Russell 2000(R) Index           Match          Diverse, small capitalization

OTC                           NASDAQ 100(TM) Index            Match          Large capitalization, most with
                                                                             technology and/or growth orientation

Asia                          ProFunds Asia Index             Match          Companies located in Taiwan, South
                                                                             Korea, Singapore, Hong Kong and China
                                                                             whose securities are traded in the U.S.

Japan                         Nikkei 225                      Match          Large capitalization, widely traded
                              Stock Average                                  Japanese stocks

Europe 30                     ProFunds Europe 30              Match          Large capitalization, widely traded
                              Index                                          European stocks

Mid-Cap Value                 S&P MidCap                      Match          Diverse, widely traded,
                              400/Barra Value                                mid-capitalization
                              Index(R)

Mid-Cap Growth                S&P MidCap                      Match          Diverse, widely traded,

----------
/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to match its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies. For example, ProFund VP UltraBull has a benchmark of twice the daily return of the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500(R)").

  ProFund VP                  Index                     Daily Objective         Types of Companies in Index
                              400/Barra Growth                               mid-capitalization
                              Index(R)

Small-Cap Value               S&P SmallCap                    Match          Diverse, small capitalization
                              600/Barra Value
                              Index(R)

Small-Cap Growth              S&P SmallCap                    Match          Diverse, small capitalization
                              600/Barra Growth
                              Index(R)

Government Bond               Most recently                   125%           U.S. Treasury securities
                              issued 30-year U.S.
                              Treasury Bond

Bull Plus                     S&P 500(R) Index           One and a half      Diverse, widely traded, large
                                                             (150%)          capitalization

UltraBull                     S&P 500(R) Index               Double          Diverse, widely traded, large
                                                                             capitalization

UltraBlue Chip                Dow Jones                      Double          Diverse, widely traded, large
                              Industrial Average                             capitalization

UltraMid-Cap                  S&P MidCap 400                 Double          Diverse, widely traded,
                              Index(R)                                       mid-capitalization

UltraSmall-Cap                Russell 2000(R) Index          Double          Diverse, small capitalization

UltraEurope                   ProFunds Europe Index          Double          Large capitalization, widely traded
                                                                             European stocks

UltraOTC                      NASDAQ 100(TM) Index           Double          Large capitalization, most with
                                                                             technology and/or growth orientation

Bearish ProFunds VP

These ProFunds VP seek to provide daily investment results, before fees and expenses, that match, increase 125% or double the inverse (opposite) of an index's daily performance.

ProFund VP                    Index                     Daily Objective      Types of Companies in Index
Bear                          S&P 500(R) Index          Inverse              Diverse, widely traded, large
                                                                             capitalization

Short OTC                     NASDAQ 100 Index (TM)     Inverse                 Large capitalization, most with
                                                                                technology and/or growth orientation

Short Small-Cap               [Russell 2000(R)          Inverse                 Diverse, small capitalization
                              Index]

Inverse Government Bond       Most recently             125% of the Inverse     U.S. Treasury securities
                              issued 30-year
                              U.S. Treasury Bond

UltraBear                     S&P 500(R)                Double the inverse      Diverse, widely traded, large
                                                                                capitalization

UltraShort OTC                NASDAQ 100(TM) Index      Double the inverse      Large capitalization, most with
                                                                                technology and/or growth orientation

Sector ProFunds VP

These ProFunds VP seek to provide daily investment results, before fees and expenses, that correspond to the daily performance of a specified Dow Jones U.S. sector index.

                              Dow Jones U.S.
ProFunds VP                   Index                     Daily Objective         Types of Companies in Index
Airlines                      Airlines Sector                Match              Securities within the airlines
                                                                                sector of the U.S. equity market

Banks                         Banks Sector                   Match              Securities within the banking sector
                                                                                of the U.S. equity market

Basic Materials               Basic Materials Sector         Match              Securities within the basic
                                                                                materials sector of the U.S. equity
                                                                                market

Biotechnology                 Biotechnology Sector           Match              Securities within the biotechnology
                                                                                sector of the U.S. equity market

Consumer Cyclical             Consumer Cyclical Sector       Match              Securities within the consumer
                                                                                cyclical sector of the U.S. equity
                                                                                market

Consumer Non-Cyclical         Consumer Non-Cyclical          Match              Securities within the consumer
                              Sector                                            non-cyclical sector of the U.S.

                              Dow Jones U.S.
ProFunds VP                   Index                     Daily Objective         Types of Companies in Index
Cyclical                      Cyclical Sector                                   equity market

Energy                        Energy Sector                  Match              Securities within the energy sector
                                                                                of the U.S. equity market

Financial                     Financial Sector               Match              Securities within the financial
                                                                                sector of the U.S. equity market

Healthcare                    Healthcare Sector              Match              Securities within the health care
                                                                                sector of the U.S. equity market

Industrial                    Industrial Sector              Match              Securities within the industrial
                                                                                sector of the U.S. equity market

Internet                      Internet Sector                Match              Securities within the internet
                                                                                sector of the U.S. equity market

Leisure Goods & Services      Leisure Goods &                Match              Securities within the entertainment
                              Services Sector                                   and leisure sector of the U.S.
                                                                                equity market

Oil Drilling, Equipment &     Oil Drilling, Equipment        Match              Securities within the oil drilling,
Services                      & Services Sector                                 equipment and services sector of the
                                                                                U.S. equity market

Pharmaceuticals               Pharmaceuticals Sector         Match              Securities within the
                                                                                pharmaceuticals sector of the U.S.
                                                                                equity market

Precious Metals               Precious Metals Sector         Match              Securities within the precious
                                                                                metals sector of the U.S. equity
                                                                                market

Real Estate                   Real Estate Sector             Match              Securities within the real estate
                                                                                sector of the U.S. equity market

                              Dow Jones U.S.
ProFunds VP                   Index                     Daily Objective         Types of Companies in Index
Semiconductor                 Semiconductor Sector           Match              Securities within the semiconductor
                                                                                sector of the U.S. equity market

Technology                    Technology Sector              Match              Securities within the technology
                                                                                sector of the U.S. equity market

Telecommunications            Telecommunications             Match              Securities within the
                              Sector                                            telecommunications sector of the
                                                                                U.S. equity market

Utilities                     Utilities Sector               Match              Securities within the utilities
                                                                                sector of the U.S. equity market

Wireless Communications       Wireless Communications        Match              Securities within the wireless
                              Sector                                            communications sector of the U.S.
                                                                                equity market

Broad Market ProFunds VP

     . The investment objective of each of the ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Asia, ProFund VP Japan, ProFund VP Europe 30, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Small-Cap Growth is to seek daily investment results, before fees and expenses, that correspond to the daily performance of a specific stock market index. These ProFunds VP may be considered to be comparable to conventional index funds.

     . The investment objective of the ProFund VP Government Bond is to seek daily investment results, before fees and expenses, that corresponds to 125% of the daily price movement of the most recently issued 30-year U.S. Treasury Bond.

     . The investment objective of the ProFund VP Bull Plus is to seek daily investment results, before fees and expenses, that corresponds to one and a half times (150%) the daily performance of the S&P 500(R). The investment results of the ProFund VP Bull Plus should magnify (both positively and negatively) the daily performance of the underlying stock market index.

     . The investment objective of each of the ProFund VP UltraBull, ProFund VP UltraBlue Chip, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraEurope, and ProFund VP UltraOTC is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of a specified stock market index. The investment results of these ProFunds VP should magnify (both positively and negatively) the daily performance of the underlying stock market index.

Bearish ProFunds VP

     . The investment objective of the ProFund VP Bear, ProFund VP Short OTC and ProFund VP Short Small-Cap is to seek daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of their respective indices.

     . The investment objective of the ProFund VP Inverse Government Bond is to seek daily investment results, before fees and expenses, that correspond to 125% of the inverse (opposite) of the daily performance of the most recently issued 30-year U.S. Treasury Bond.

     . The investment objective of each of the ProFund VP UltraBear and ProFund VP UltraShort OTC is to seek daily investment results, before fees and expenses, that correspond to double the inverse (opposite) of the daily performance of its benchmark index.

     . The net asset values of shares of these ProFunds VP should go down when the index underlying their benchmark goes up on a given day.

Sector ProFunds VP

     . The investment objective of each of the 21 Sector ProFunds VP described in this prospectus is to seek daily investment results, before fees and expenses, that correspond to the daily performance of a specified Dow Jones U.S. sector index.

     . These ProFunds VP are designed to allow investors to gain investment exposure to a particular economic segment of the U.S. economy.

The ProFunds VP also offer the ProFund VP Money Market which is discussed later in this prospectus.

Principal Investment Strategies

The following discussion of investment strategies covers all the ProFunds VP, with the exception of the ProFund VP Money Market, whose investment objective and strategies are covered later in this prospectus in the section titled "ProFund VP Money Market."

In seeking to achieve the investment objective of the ProFunds VP of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, the investment advisor of the ProFunds VP, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis,

ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions.


The ProFunds VP take positions in securities and other instruments that ProFund Advisors believes should have a similar investment characteristics as, and simulate the movement of, their respective benchmarks. The ProFunds VP may invest in securities that are not included in their benchmarks if ProFund Advisors believes it is appropriate in view of the ProFunds' VP investment objectives.

The Broad Market ProFunds VP (with the exception of ProFund VP Japan) and the Sector ProFunds VP principally invest in:

     . A combination of securities and instruments that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark index;

     .    Futures contracts on stock indices, and options on futures contracts;
          and

     . Financial instruments such as equity caps, collars, floors, swaps, depository receipts, and options on securities and stock indices.

The ProFund VP Japan principally invests in:

     .    Futures contracts on stock indices, and options on futures contracts;
          and

     . Financial instruments such as equity caps, collars, floors, swaps, structured notes, depository receipts, and options on securities and stock indices.

In addition, the ProFund VP Japan may invest in a combination of stocks that in ProFund Advisors' opinion should simulate the movement of the Nikkei 225 Stock Average.

The Bearish ProFunds VP generally do not invest in traditional securities, such as common stock of operating companies. Rather, the Bearish ProFunds VP principally invest in futures contracts, options on futures contracts, options contracts, swaps and other financial instruments, and engage in short sales. Using these techniques, these ProFunds VP will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the ProFund VP terminates the position. These ProFunds VP will generally realize a gain if the underlying security or index declines in price between those dates.

All of the ProFunds VP may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Each ProFund VP may hold U.S. Government securities, including government agency securities, money market instruments or cash equivalents. In addition, all of the ProFunds VP may borrow money for investment purposes.

The ProFund VP Government Bond, ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP UltraBlue Chip, ProFund VP UltraMid-Cap, ProFund VP Ultra-Small Cap, ProFund VP UltraEurope, and ProFund VP UltraOTC may invest in futures contracts on stock indices, options on futures contracts, swaps and the other financial instruments noted above in order to produce economically "leveraged" investment results. Leverage is a way to magnify market movements into larger changes in the value of the investments of these ProFunds VP.

The ProFund VP Inverse Government Bond, ProFund VP UltraBear and ProFund VP UltraShort OTC may invest in futures contracts, options on futures contracts, options contracts, swaps and other financial instruments in order to produce economically "leveraged" investment results. Leverage is a way to change market movements into larger changes in the value of the investments of these ProFunds VP.

The ProFund VP Europe 30 and the ProFund VP UltraEurope invest in financial instruments with values that reflect the performance of stocks of European companies. The ProFund VP Asia invests in financial instruments with values that reflect the performance of stocks of Asian companies. The ProFund VP Japan may invest in financial instruments with values that reflect the performance of stocks issued by certain Japanese companies. The ProFund VP Europe 30, ProFund VP UltraEurope, ProFund VP Asia and ProFund VP Japan may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and New York shares.



What the ProFunds VP Do

Each ProFund VP:


 .    Seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments. These financial instruments may include futures, options on futures and swaps.

 .    Uses a mathematical approach.


 .    Pursues its objective regardless of market conditions, trends or direction.

 .    Seeks to provide correlation with its benchmark on a daily basis.

What the ProFunds VP Do Not Do

ProFund Advisors does not:

 .    Conduct conventional stock research or analysis or forecast stock market movement in managing the assets of the ProFunds VP.

 .    Invest the assets of the ProFunds VP in stocks or instruments based on
     ProFund Advisors' view of the fundamental prospects of particular companies.

 .    Adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for the benchmark indices of the ProFunds VP.


In addition, the ProFund VP Government Bond, ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP UltraBlue Chip, ProFund VP UltraMid-Cap, ProFund VP Ultra-Small Cap, ProFund VP UltraEurope, ProFund VP UltraOTC, ProFund VP Inverse Government Bond Fund, ProFund VP UltraBear and ProFund VP UltraShort OTC do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents these ProFunds VP from achieving such results.

Investors should be aware that the investments made by a ProFund VP and the results achieved by it at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFund VP.

Principal Risks of Investing in the ProFunds VP

Like all investments, the ProFunds VP entail risk. ProFund Advisors cannot guarantee that any ProFund VP will achieve its investment objective. As with any mutual fund, the ProFunds VP could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds VP are:


Market Risk -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP, other than the Bearish ProFunds VP, should normally lose money on days when the index underlying their benchmark declines. Investors in a Bearish ProFund VP should lose money on days when the index underlying its benchmark increases.

Equity Risk -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease. Small and mid-capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' securities. The risk of equity investing may be particularly acute when a ProFund VP invests in the securities of issuers with small market capitalization.

Concentration Risk -- Since each Sector ProFund VP invests in the securities of a limited number of issuers conducting business in a specific market or industry sector, it is subject to the risk that those issuers (or that market sector) will perform poorly, and the Sector ProFund VP will be negatively impacted by that poor performance.



Correlation Risk -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark, and there can be no guarantee expects that a ProFund VP will achieve a high level of correlation. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A ProFund VP may invest in securities or in other financial instruments not included in its underlying index. A ProFund VP may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP and may receive trade information after the exchange or market close, potentially resulting in the ProFund VP being over or under exposed within its market. An exchange or market may close early, which may result in a ProFund VP being unable to sell or buy securities on that day. An exchange or market may halt trading in securities held by a ProFund VP, which may result in a ProFund VP being unable to sell or buy certain options or futures contracts. In such circumstances, a ProFund VP may be unable to accurately price its outstanding investments or may incur substantial trading losses. In addition to other factors, actual purchases and sales of the shares of a ProFund VP by insurance company separate accounts may differ from estimated transactions reported to the ProFund VP by the insurance companies prior to the time the ProFund VP's share price is calculated. These factors may adversely affect the correlation of a ProFund VP with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

Leverage Risk -- The ProFund VP Government Bond, ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP UltraBlue Chip, ProFund VP UltraMid-Cap, ProFund VP Ultra-Small Cap, ProFund VP UltraEurope, ProFund VP UltraOTC, ProFund VP Inverse Government Bond Fund, ProFund VP UltraBear and ProFund VP UltraShort OTC employ leveraged investment techniques, and all ProFunds VP may borrow money for investment purposes. Leveraged investment techniques provide greater investment exposure than a ProFund VP's investment. Use of leverage can magnify the effects of changes in the value of the ProFunds VP and makes them more volatile. The leveraged investment techniques that the ProFunds VP employ should cause investors in these ProFunds VP to lose more money in adverse environments.

Risks of Aggressive Investment Techniques -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.


Non-Diversification Risk -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

Swap Counterparty Credit Risk -- The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

New Fund Risk -- For the ProFund VP Asia, ProFund VP Government Bond, ProFund VP UltraBlue Chip, ProFund VP Short OTC, ProFund VP Short Small-Cap and ProFund VP Inverse Government Bond, there can be no assurances that any such ProFund's VP will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund VP at a time that may not be opportune for shareholders.

The investment objective of each ProFund VP is non-fundamental and may be changed without shareholder approval. There can be no assurance that a ProFund VP will achieve its investment objective.

Who May Want To Consider a ProFunds VP Investment

The ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Asia, ProFund VP Japan, ProFund VP Europe 30, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value and ProFund VP Small-Cap Growth may be appropriate for investors who want to receive investment results approximating the performance of a particular index.

The ProFund VP Government Bond may be appropriate for investors who want to receive investment results approximating 125% of the daily performance of the most recently issued 30-year U.S. Treasury Bond.

The ProFund VP Bull Plus may be appropriate for investors who want to receive investment results approximating 150% of the daily performance of the S&P 500(R) Index.

The Ultra Broad Market ProFunds VP may be appropriate for investors who believe that the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return, they will achieve superior results over time or are seeking to match an index's daily return with half the investment required of a conventional mutual fund. Investors in these ProFunds VP should understand that since each Ultra Broad Market ProFund VP seeks to double the daily performance of its benchmark index, it should have twice the volatility of a conventional index fund and twice the potential for loss.

The Bearish ProFunds VP may be appropriate for investors who expect the underlying index to decrease and desire to earn a profit as a result of the index declining or who want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from a market downturn that they anticipate.

The Sector ProFunds VP may be appropriate for investors who desire to add investments in economic sectors with perceived above average growth potential, who actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change, and who want to hedge against anticipated price decreases of other holdings.

The ProFund VP Money Market may be appropriate for investors who desire a high level of current income as is consistent with liquidity and preservation of capital.

Important Concepts

 .    Leverage and leveraged investment techniques offer a means of magnifying market movements, up or down, into larger changes in an investment's value.

 .    Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

 .    Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day.

 .    Swap agreements are two party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

 .    Selling short, or borrowing stock to sell to a third party, is a technique that may be employed by a Bearish ProFund VP to seek gains when its benchmark index declines. If a Bearish ProFund VP returns the security to the lender at a price lower than the price at which it borrowed the security plus interest incurred, the ProFund VP makes a profit on the difference. If the current market price is greater when the time comes to return the security, the Bearish ProFund VP will incur a loss on the transaction.

 .    American Depository Receipts (ADRs) represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

 .    Global Depository Receipts (GDRs) are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

 .    New York Shares (or "direct shares") are foreign stocks, denominated in
     U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

The ProFunds VP:

 .    Are not federally insured

 .    Are not guaranteed by any government agency

 .    Are not bank deposits

 .    Are not guaranteed to achieve their objectives

                                                        Broad Market ProFunds VP


Each Broad Market ProFund VP seeks to match the daily performance, before fees and expenses, of a specified benchmark, such as the S&P 500(R) Index. The following chart outlines the Broad Market ProFunds VP, their benchmark indices and their daily objectives, and the types of companies in the indices.

     ProFund VP               Index                     Daily Objective         Types of Companies in Index
Bull                          S&P 500(R)Index                 Match          Diverse, widely traded, large
                                                                             capitalization

Mid-Cap                       S&P MidCap 400(R)Index          Match          Diverse, widely traded,
                                                                             mid-capitalization

Small-Cap                     Russell 2000(R)                 Match          Diverse, small capitalization

OTC                           NASDAQ 100(TM)Index             Match          Large capitalization, most with
                                                                             technology and/or growth orientation

Asia                          ProFunds Asia Index             Match          Companies located in Taiwan, South
                                                                             Korea, Singapore, Hong Kong and China
                                                                             whose securities are traded in the U.S.

Japan                         Nikkei 225                      Match          Large capitalization, widely traded
                              Stock Average                                  Japanese stocks

Europe 30                     ProFunds Europe 30              Match          Large capitalization, widely traded
                              Index                                          European stocks

Mid-Cap Value                 S&P MidCap                      Match          Diverse, widely traded,
                              400/Barra Value                                mid-capitalization
                              Index(R)

Mid-Cap Growth                S&P MidCap                      Match          Diverse, widely traded,
                              400/Barra Growth                               mid-capitalization
                              Index(R)

Small-Cap Value               S&P SmallCap                    Match          Diverse, small capitalization
                              600/Barra Value
                              Index(R)

Small-Cap Growth              S&P SmallCap                    Match          Diverse, small capitalization
                              600/Barra Growth
                              Index(R)

Government Bond               Most recently                    125%          U.S. Treasury securities
                              issued 30-year U.S.
                              Treasury Bond

     ProFund VP               Index                     Daily Objective         Types of Companies in Index
Bull Plus                     S&P 500(R)Index           One and a half       Diverse, widely traded, large
                                                            (150%)           capitalization

UltraBull                     S&P 500(R)Index               Double           Diverse, widely traded, large
                                                                             capitalization

UltraBlue Chip                Dow Jones                     Double           Diverse, widely traded, large
                              Industrial Average                             capitalization

UltraMid-Cap                  S&P MidCap 400                Double           Diverse, widely traded,
                              Index(R)                                       mid-capitalization

UltraSmall-Cap                Russell 2000(R) Index         Double           Diverse, small capitalization

UltraEurope                   ProFunds Europe Index         Double           Large capitalization, widely traded
                                                                             European stocks

UltraOTC                      NASDAQ 100/(TM)/ Index        Double           Large capitalization, most with
                                                                             technology and/or growth orientation

ProFund VP Bull

Goal and Principal Investment Strategy

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section
beginning on page   .


The S&P 500 Index(R) is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their size and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

The general risks associated with the ProFund VP Bull are discussed in the "Overview" section beginning on page [_].

Fund Performance

Because the ProFund VP Bull is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Bull during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                    ---------------------------------------------
                     Management                     0.75%
                     Fees

                    ---------------------------------------------
                     Distribution                   0.25%
                     (12b-1) Fees

                    ---------------------------------------------
                     Other Expenses               ______%

                    ---------------------------------------------
                     Total Annual Operating       ______%
                     Expenses

                    ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Bull with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                     1 Year             3 Years
                                     ------             -------

               ProFund VP Bull       $____              $____

ProFund VP Mid-Cap

Goal and Principal Investment Strategy

The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on
page   , ProFund VP Mid-Cap is also subject to mid-cap company investment risk.
The ProFund VP Mid-Cap could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

     . Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     . Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

Fund Performance

Because ProFund VP Mid-Cap is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                    ---------------------------------------------
                     Management                    0.75%
                     Fees

                    ---------------------------------------------
                     Distribution                  0.25%
                     (12b-1) Fees

                    ---------------------------------------------
                     Other Expenses                0.67%

                    ---------------------------------------------
                     Total Annual Operating        1.67%
                     Expenses

                    ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                     1 Year             3 Years
                                     ------             -------

               ProFund VP Mid-Cap    $____               $____

ProFund VP Small-Cap

Goal and Principal Investment Strategy

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview"
section beginning on page   .

The Russell 2000 Index(R) is an unmanaged index consisting of 2,000 small company common stocks. The Index comprises approximately 2,000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R). These common stocks represent approximately _____% of the total market capitalization of the Russell 3000 Index(R) which, in turn, represents approximately _____% of the publicly traded U.S. equity market.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , ProFund VP Small-Cap is subject to the following risk:

Small Company Investment Risk-

     The ProFund VP Small-Cap could experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

 .    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

 .    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

 .    Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

 .    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Fund Performance

Because the ProFund VP Small-Cap is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                   ---------------------------------------------
                    Management                    0.75%
                    Fees

                   ---------------------------------------------
                    Distribution                  0.25%
                    (12b-1) Fees

                   ---------------------------------------------
                    Other Expenses                0.67%

                   ---------------------------------------------
                    Total Annual Operating        1.67%
                    Expenses

                   ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Small-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                        1 Year          3 Years
                                        ------          -------

               ProFund VP Small-Cap     $____            $____

ProFund VP OTC

Goal and Principal Investment Strategy


The ProFund VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ 100 Index(TM). Investment strategies common to the ProFunds VP are discussed in the "Overview"
section beginning on page   .

The NASDAQ 100 Index(TM) contains 100 of the largest market capitalization and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ 100 Index(TM) includes a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on
page   , the ProFund VP OTC is subject to the following risk:

Technology Concentration Risk -- To the extent the NASDAQ 100 Index(TM) is currently concentrated in issuers conducting business in the technology sector, the technology companies making up the investments of the ProFund VP OTC are subject to risks such as:

 .    intense competition, both domestically and internationally;

 .    limited product lines, markets, financial resources or personnel;

 .    product obsolescence due to rapid technological developments and frequent new product introduction;

 .    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

 .    heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Fund Performance


Because the ProFund VP OTC is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP OTC.

Annual Operating Expenses (as a percentage of average daily net assets)

                    ------------------------------------------
                     Management                    0.75%
                     Fees

                    ------------------------------------------
                     Distribution                  0.25%
                     (12b-1) Fees

                    ------------------------------------------
                     Other Expenses                    %
                                                 ------

                    ------------------------------------------
                     Total Annual Operating            %
                                                 ------
                     Expenses

                    ------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP OTC with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                         1 Year        3 Years         5 Years         10 Years
                         ------        -------         -------         --------

ProFund VP OTC           $____          $____           $____           $____

ProFund VP Asia


Goal and Principal Investment Strategy

The ProFund VP Asia seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page [ ].

The ProFunds Asia Index, created by ProFund Advisors, is composed of a limited number of companies located in Taiwan, South Korea, Singapore, Hong Kong and China whose securities are traded on U.S. exchanges or on the NASDAQ as depository receipts or ordinary shares. The components of the Index and their relative weights are determined annually by assigning index weight for each country in the index based on country market capitalization, then weighting issuers within each country by market capitalization and screening out issuers that do not meet stock price and liquidity thresholds. The component companies of the Index as of the date of this Prospectus are listed in an appendix to the Statement of Additional Information.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page [ ] , ProFund VP Asia is subject to the following risks:

Foreign Investment Risk

 .    Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, ProFund VP
     Asia may not have access to adequate or reliable company information.

 .    ProFund VP Asia will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in the ProFunds Asia Index are located. Because it may invest, directly or indirectly, a large portion of its assets in the Asian markets, ProFund VP Asia's performance may be particularly susceptible to economic, political or regulatory events affecting companies in Taiwan, South Korea, Singapore, Hong Kong, China and Asia in general.

 .    Securities purchased by ProFund VP Asia may be impacted by fluctuations in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Small Company Investment Risk - ProFund VP Asia could experience greater risks than a fund which invests primarily in larger-capitalization, widely traded companies, such as:

     . Small company stocks tend to have greater fluctuations in price than the stocks of larger companies;

     . There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

     . Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

     . Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

[Technology Concentration Risk - To the extent the ProFunds Asia Index is concentrated in issuers conducting business in the technology sector, the technology companies making up ProFund VP Asia's investments are subject to risks such as:

     .    intense competition, both domestically and internationally;

     .    limited product lines, markets, financial resources or personnel;

     . product obsolescence due to rapid technological developments and frequent new product introductions; and

     . heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.]



[Telecommunications Concentration Risk - To the extent the ProFunds Asia Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up ProFund VP Asia's investments are subject to risks such as:

     . companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology;

     . technological innovations may make the products and services of telecommunications companies obsolete; and

     . the securities in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.]

Fund Performance

Because ProFund VP Asia is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund
The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Asia during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                 ----------------------------------------
                  Management                   0.75%
                  Fees
                 ----------------------------------------
                  Distribution                 0.25%
                  (12b-1) Fees
                 ----------------------------------------
                  Other Expenses               0.67%
                 ----------------------------------------
                  Total Annual Operating       1.67%
                  Expenses
                 ----------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Asia with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year          3 Years
                                 ------          -------
        ProFund VP Asia          $____           $____

ProFund VP Japan

Goal and Principal Investment Strategy


The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. See "Risk Considerations" below for additional information. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.

The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Nikkei 225 Stock Average is computed and distributed by the Nihon Keizai Shimbun.

Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on
page   , the ProFund VP Japan is also subject to the following risks:

Foreign Investment Risk

 .    Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, the ProFund VP Japan may not have access to adequate or reliable company information.

 .    The ProFund VP Japan will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in the Nikkei 225 Stock Average are located. Because it may invest, directly or indirectly, a large portion of its assets in Japanese stocks, the ProFund VP Japan's performance may be particularly susceptible to economic, political or regulatory events affecting Japanese companies and in Japan generally.

 .    Securities purchased by the ProFund VP Japan may be priced in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Valuation Time Risk--The ProFund VP Japan generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined in the early morning U.S. Eastern time prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of the ProFund VP Japan's performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFunds believes that over time the ProFund VP Japan's performance will correlate highly with the movement of the Nikkei 225 Stock Average.

Fund Performance

Because the ProFund VP Japan is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Japan during its first year of operations.


Annual Operating Expenses (as a percentage of average daily net assets)


                    ------------------------------------------
                     Management                    0.75%
                     Fees

                    ------------------------------------------
                     Distribution                  0.25%
                     (12b-1) Fees

                    ------------------------------------------
                     Other Expenses                0.67%

                    ------------------------------------------
                     Total Annual Operating        1.67%
                     Expenses

                    ------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Japan with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                     1 Year             3 Years
                                     ------             -------

               ProFund VP Japan       $____              $____

ProFund VP Europe 30

Goal and Principal Investment Strategy


The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of the 30 European companies whose securities are traded on U.S. exchanges or on the NASDAQ as ADRs with the highest market capitalization, as determined annually. The component companies of the Index as of the date of this Prospectus are listed in an appendix to the Statement of Additional Information.

Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on page, the ProFund VP Europe 30 is also subject to the risk of foreign investing, which may involve risks not typically associated with investing in U.S. securities alone:

     . Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, the ProFund VP Europe 30 may not have access to adequate or reliable company information.

     . The ProFund VP Europe 30 will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in its benchmark are located.

     . The value of ADRs could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Fund Performance


The bar chart below shows how the performance of the ProFund VP Europe 30 has varied from year to year, and the tables show how the average annual returns for the ProFund VP Europe 30 compare to a broad measure of securities market performance. Of course, past performance is no guarantee of future results.

[INSERT BAR CHART]

During the period covered in the bar chart, the highest return on shares of the ProFund VP Europe 30 for a quarter was ____________% (quarter ended __________ ) and the lowest return was ___________% (quarter ended ____________________).

Average Annual Return
As of December 31, 2001

--------------------------------------------------------------------------------
                                  One Year     Since Inception   Inception Date

ProFund VP Europe 30             __________%     __________%         10/19/99
Stoxx 50 Index                   __________%     __________%
ProFunds Europe  30 Index        __________%     __________%


Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Europe 30.


Annual Operating Expenses (as a percentage of average daily net assets)

                    -------------------------------------
                     Management                  0.75%
                     Fees

                    -------------------------------------
                     Distribution                0.25%
                     (12b-1) Fees

                    -------------------------------------
                     Other                      _____%
                     Expenses

                    -------------------------------------
                     Total Annual               _____%
                     Operating
                     Expenses

                    -------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Europe 30 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions your cost would be:



                          1 Year        3 Years        5 Years        10 Years
                          ------        -------        -------        --------
ProFund VP Europe 30      $____         $____           $____          $____

ProFund VP Mid-Cap Value

Goal and Principal Investment Strategy

The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.

The S&P MidCap 400/Barra Value Index(R) is a capitalization-weighted index that comprises all of the stocks ( ________ as of a recent date) in the S&P MidCap 400 Index(R) that have low price-to-book ratios. The Index is rebalanced semi-annually on January 1st and July 1st.

The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page, ProFund VP Mid-Cap Value is also subject to the following risks:

Mid-Cap Company Investment Risk - The ProFund VP Mid-Cap Value could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

     . Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     . Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

Value Investing Risk - An investment in ProFund VP Mid-Cap Value cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

Fund Performance

Because ProFund VP Mid-Cap Value is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap Value during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)


                            ---------------------------------
                              Management             0.75%
                              Fees
                            ---------------------------------
                              Distribution           0.25%
                              (12b-1) Fees
                            ---------------------------------
                              Other                  0.67%
                              Expenses
                            ---------------------------------
                              Total Annual           1.67%
                              Operating
                              Expenses
                            ---------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                                1 Year        3 Years
                                                ------        -------

                ProFund VP Mid-Cap Value        $____         $_____

ProFund VP Mid-Cap Growth

Goal and Principal Investment Strategy

The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.

The S&P MidCap 400/Barra Growth Index(R) is a capitalization-weighted index that comprises all of the stocks (_________ as of a recent date) in the S&P MidCap 400 Index(R) that have high price-to-book ratios. The Index is rebalanced semi-annually on January 1st and July 1st.

The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page, ProFund VP Mid-Cap Growth is also subject to the following risks:

Mid-Cap Company Investment Risk - The ProFund VP Mid-Cap Growth could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

     . Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     . Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Fund Performance

Because ProFund VP Mid-Cap Growth is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap Growth during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)


                         -------------------------------------
                           Management                 0.75%
                           Fees
                         -------------------------------------
                           Distribution               0.25%
                           (12b-1) Fees
                         -------------------------------------
                           Other                      0.67%
                           Expenses
                         -------------------------------------
                           Total Annual               1.67%
                           Operating
                           Expenses
                         -------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                              1 Year         3 Years
                                              ------         -------
                ProFund VP Mid-Cap Growth     $____          $____

ProFund VP Small-Cap Value

Goal and Principal Investment Strategy

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The S&P SmallCap 600/Barra Value Index(R) is a capitalization-weighted index that comprises all of the stocks (_________as of a recent date) in the S&P SmallCap 600 Index(R) that have low price-to-book ratios. The S&P SmallCap 600 Index(R) is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity, and industry group representation. The index comprises stocks from the industrial, utility, financial, and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , ProFund VP Small-Cap Value is subject to the following risks:

Small Company Investment Risk - The ProFund VP Small-Cap Value could experience greater risks than a fund which invests primarily in large capitalization, widely traded companies, such as:

 .    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

 .    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

 .    Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

 .    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Value Investing Risk - Aan investment in ProFund VP Small-Cap Value cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

Fund Performance

Because the ProFund VP Small-Cap Value is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap Value during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)


                     ---------------------------------------
                        Management                0.75%
                        Fees

                     ---------------------------------------
                        Distribution              0.25%
                        (12b-1) Fees

                     ---------------------------------------
                        Other                     0.67%
                        Expenses

                     ---------------------------------------
                        Total Annual              1.67%
                        Operating
                        Expenses

                     ---------------------------------------

Example: This example is intended to help you compare the cost of investing ProFund VP Small-Cap Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                             1 Year           3 Years
                                             ------           -------
                ProFund VP Small-Cap Value   $____            $____

ProFund VP Small-Cap Growth

Goal and Principal Investment Strategy

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The S&P SmallCap Growth 600/Barra Index(R) is a capitalization-weighted index that comprises all of the stocks (________ as of a recent date) in the S&P SmallCap 600 Index(R) that have high price-to-book ratios. The S&P SmallCap 600 Index(R) is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity, and industry group representation. The index comprises stocks from the industrial, utility, financial, and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , ProFund VP Small-Cap Growth is subject to the following risks:

Small Company Investment Risk - The ProFund VP Small-Cap Growth could experience greater risks than a fund which invests primarily in large capitalization, widely traded companies, such as:

 .    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

 .    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

 .    Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

 .    Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Fund Performance

Because the ProFund VP Small-Cap Growth is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap Growth during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                      ----------------------------------------
                          Management                0.75%
                          Fees
                      ----------------------------------------
                          Distribution              0.25%
                          (12b-1) Fees

                      ----------------------------------------
                          Other                     0.67%
                          Expenses

                      ----------------------------------------
                          Total Annual              1.67%
                          Operating
                          Expenses

                      ----------------------------------------

Example: This example is intended to help you compare the cost of investing ProFund VP Small-Cap Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                              1 Year         3 Years
                                              ------         -------
                ProFund VP Small-Cap Growth   $____          $____

ProFund VP Government Bond

Goal and Principal Investment Strategy

The ProFund VP Government Bond seeks daily investment results, before fees and expenses that correspond to 125% of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page [ ].

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page [ ], ProFund VP Government Bond is also subject to additional risks, which include:

Interest Rate Risk

     Debt securities generally are subject to interest rate risk, which is the risk that the securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than that of securities with shorter maturities.

Prepayment Risk

     When a bond issuer retains the right to pay off a bond before it comes due, the ProFund VP Government Bond may have to reinvest the proceeds at lower interest rates causing a reduction in the ProFund VP Government Bond's income. Prepayment may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Repurchase Agreement Risk

     A repurchase agreement exposes the ProFund VP Government Bond to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the ProFund VP can lose money because:

 .    it may not be able to sell the securities at the agreed-upon time and price; or

 .    the securities lose value before they can be sold.

Fund Performance

Because ProFund VP Government Bond is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Government Bond during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                 --------------------------------------------
                  Management                    0.75%
                  Fees

                 --------------------------------------------
                  Distribution                  0.25%
                  (12b-1) Fees

                 --------------------------------------------
                  Other Expenses                0.67%

                 --------------------------------------------
                  Total Annual Operating        1.67%
                  Expenses

                 --------------------------------------------

Example: This example is intended to help you compare the cost of investing ProFund VP Government Bond with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                              1 Year        3 Years
                                              ------        -------

        ProFund VP Government Bond            $____         $____

Profund VP Bull Plus

Goal and Principal Investment Strategy

The ProFund VP Bull Plus seeks daily investment results, before fees and expenses, that correspond to one-and-a-half times (150%) the daily performance of the S&P 500(R) Index. If the ProFund VP Bull Plus is successful in meeting its objective, it should gain approximately one-and-a-half times as much as the S&P 500(R) Index when the prices of the securities in the S&P 500(R) Index rise on a given day and should lose approximately one-and-a-half times as much when such prices decline on that day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The S&P 500 Index(R) is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their size and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy. The companies in the S&P 500(R) account for nearly three-quarters of the value of all U.S. stocks.

Principal Risk Considerations

The common risks associated with the ProFund VP Bull Plus are discussed in the "Overview" section beginning on page .

Fund Performance

Because the ProFund VP Bull Plus is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

Fees and Expenses of the Fund

The table below describes fees and expenses you may pay if you buy and hold shares of ProFund VP Bull Plus.

Annual Operating Expenses (as a percentage of average daily net assets)

                 --------------------------------------------
                  Management                    0.75%
                  Fees

                 --------------------------------------------
                  Distribution                  0.25%
                  (12b-1) Fees

                 --------------------------------------------
                  Other Expenses                0.67%

                 --------------------------------------------
                  Total Annual Operating        1.67%
                  Expenses

                 --------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Bull Plus with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year      3 Years      5 Years      10 Years
                                 ------      -------      -------      --------

ProFund VP Bull Plus             $____       $____         $____        $____

ProFund VP UltraBull

Goal and Principal Investment Strategy

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500(R). If the ProFund VP UltraBull is successful in meeting its objective, it should gain approximately twice as much as the ProFund VP Bull when the prices of the securities in the S&P 500(R) rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The S&P 500(R) is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their size and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

The common risks associated with the ProFund VP UltraBull are discussed in the "Overview" section beginning on page .

Fund Performance

Because the ProFund VP UltraBull is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraBull during its first year of operations.

Annual Operating Expenses

                    (percentage of average daily net assets)

                 --------------------------------------------
                  Management                      0.75%
                  Fees
                 --------------------------------------------
                  Distribution                    0.25%
                  (12b-1) Fees
                 --------------------------------------------
                  Other Expenses                  0.67%
                 --------------------------------------------
                  Total Annual Operating          1.67%
                  Expenses
                 --------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraBull with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                 1 Year       3 Years
                                 ------       -------

        ProFund VP UltraBull     $____        $____

ProFund VP UltraBlue Chip

Goal and Principal Investment Strategy

The ProFund VP UltraBlue Chip seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA). If the ProFund VP UltraBlue Chip is successful in meeting its objective, it should gain approximately twice as much as the daily return of the DJIA on a given day when the index increases and should lose approximately twice as much as the DJIA on a given day when the index decreases. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page [ ].

The DJIA consists of 30 widely held and traded stocks listed on U.S. stock markets selected by Dow Jones based upon reputation, growth, transaction volume and sector coverage. Dow Jones, Dow Jones Industrial Average and DJIA are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the ProFunds VP, other than the licensing of those service marks for use in connection with the ProFunds VP materials. Dow Jones does not sponsor, endorse, sell or promote the ProFunds ProFunds VP.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page [ ], ProFund VP UltraBlue Chip is subject to the following risk:

Concentration Risk - Since the ProFund VP UltraBlue Chip invests in the securities of a limited number of issuers, it is subject to the risk that those issuers will perform poorly, and the fund will be negatively impacted by that poor performance.

Fund Performance

Because ProFund VP UltraBlue Chip is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraBlue Chip during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                 -------------------------------------
                   Management               0.75%
                   Fees

                 -------------------------------------
                   Distribution             0.25%
                   (12b-1) Fees

                 -------------------------------------
                   Other Expenses           0.67%

                 -------------------------------------
                   Total Annual             1.67%
                   Operating
                   Expenses

                 -------------------------------------

Example: This example is intended to help you compare the cost of investing ProFund VP UltraBlue Chip with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                              1 Year              3 Years
                                              ------              -------

        ProFund VP UltraBlue Chip             $____               $____

ProFund VP UltraMid-Cap

Goal and Principal Investment Strategy

The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index(R). If ProFund VP UltraMid-Cap is successful in meeting its objective, it should gain approximately twice as much as the ProFund VP Mid-Cap when the prices of the securities in the S&P MidCap 400 Index(R) rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , ProFund VP UltraMid-Cap is also subject to mid-cap company investment risk. The ProFund VP UltraMid-Cap could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

     . Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     . Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

Fund Performance

Because ProFund VP UltraMid-Cap is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraMid-Cap during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                 --------------------------------------------
                  Management                    0.75%
                  Fees
                 --------------------------------------------
                  Distribution                  0.25%
                  (12b-1) Fees
                 --------------------------------------------
                  Other Expenses                0.67%
                 --------------------------------------------
                  Total Annual Operating        1.67%
                  Expenses
                 --------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraMid-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                       1 Year        3 Years
                                       ------        -------

        ProFund VP UltraMid-Cap        $____         $____

ProFund VP UltraSmall-Cap

Goal and Principal Investment Strategy


The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index (R). If the ProFund VP UltraSmall-Cap is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000 Index
(R) when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The Russell 2000 Index (R) is an unmanaged index consisting of 2,000 small company common stocks. The Index comprises of 2,000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index (R). These common stocks represent approximately ____% of the total market capitalization of the Russell 3000 Index (R) which, in turn, represents approximately ____% of the publicly traded U.S. equity market.

Prior to May 1, 2000, the ProFund VP UltraSmall-Cap was named the "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000 Index (R).

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP UltraSmall-Cap is also subject to small company investment risk. The ProFund VP UltraSmall-Cap could be subject to greater risks than a fund that invests primarily in large capitalization, widely traded companies, such as:

     . Small company stocks tend to have greater fluctuations in price than the stocks of large companies.

     . There can be a shortage of reliable information on certain small companies, which at times can pose a risk.

     . Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on small companies' share prices.

     . Small company stocks are typically less liquid than large company stocks, and efficiently liquidating positions in turbulent market conditions could be difficult.

Fund Performance

The bar chart below shows how the average annual returns for the ProFund VP UltraSmall-Cap has varied from year to year, and the tables show how the average annual returns for the

ProFund VP UltraSmall-Cap compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

[INSERT BAR CHART]

During the period covered in the bar chart, the highest return on shares of the ProFund VP UltraSmall-Cap for a quarter was ___% (quarter ended
_____________________) and the lowest return was ________% (quarter ended
__________________).

Average Annual Returns
As of December 31, 2001

--------------------------------------------------------------------------------
                              One Year     Since Inception      Inception Date

ProFund VP UltraSmall-Cap     _______%     _______%             10/19/99
Russell 2000(R)Index          _______%     _______%

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraSmall-Cap.

Annual Operating Expenses (as a percentage of average daily net assets)

                 ------------------------------------------
                  Management                    0.75%
                  Fees

                 ------------------------------------------
                  Distribution                  0.25%
                  (12b-1) Fees

                 ------------------------------------------
                  Other Expenses                ____%

                 ------------------------------------------
                  Total Annual Operating        ____%
                  Expenses

                 ------------------------------------------


Example: This example is intended to help you compare the cost of investing in ProFund VP UltraSmall-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                        1 Year       3 Years       5 Years        10 Years
                        ------       -------       -------        --------

ProFund VP Ultra-       $____        $____         $____          $____
Small Cap

ProFund VP UltraEurope

Goal and Principal Investment Strategy


The ProFund VP UltraEurope seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the ProFunds Europe Index. If the ProFund VP UltraEurope is successful in meeting its objective, it should gain approximately twice as much as the ProFunds Europe Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview"
section beginning on page   .

ProFunds Europe Index ("PEI") is a combined measure of European stock performance created by ProFund Advisors from the leading stock indices of Europe's three largest economies giving equal weight to each index each day. The PEI averages the daily U.S. dollar results of the following three indices:

     . The Financial Times Stock Exchange 100 Index ("FTSE-100") - A capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange;

     . The Deutsche Aktienindex ("DAX") - A total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange; and

     . The CAC-40 - A capitalization-weighted index of 40 companies listed on the Paris Stock Exchange (the "Bourse").

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP UltraEurope is subject to foreign investment risk, which may involve risks not typically associated with investing in U.S. securities alone:

     . Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, the ProFund VP UltraEurope may not have access to adequate or reliable company information.

     . The ProFund VP UltraEurope will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in the PEI are located.

     . Securities purchased by the ProFund VP UltraEurope may be priced in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Fund Performance

Because the ProFund VP UltraEurope is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraEurope during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                  ---------------------------------------------
                    Management                     0.90%
                    Fees

                  ---------------------------------------------
                    Distribution                   0.25%
                    (12b-1) Fees

                  ---------------------------------------------
                    Other Expenses                 0.67%

                  ---------------------------------------------
                    Total Annual Operating         1.67%
                    Expenses
                  ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraEurope with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year               3 Years
                                 ------               -------

                ProFund VP       $____                $____
                UltraEurope

ProFund VP UltraOTC

Goal and Principal Investment Strategy


The ProFund VP UltraOTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ 100(TM) Index. If the ProFund VP UltraOTC is successful in meeting its objective, it should gain approximately twice as much as the growth oriented NASDAQ 100(TM) Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in
the "Overview" section beginning on page   .

The NASDAQ 100(TM) Index contains 100
of the largest and most active non-financial domestic and international issues listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ 100(TM) Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP UltraOTC is subject to Technology Concentration Risk. To the extent the NASDAQ 100(TM) Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up the investments of the ProFund VP UltraOTC are subject to:

     .  intense competition, both domestically and internationally;

     .  limited product lines, markets, financial resources or personnel;

     . product obsolescence due to rapid technological developments and frequent new product introduction;

     . dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

     . heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Fund Performance


The bar chart below shows how the performance of the ProFund VP UltraOTC has varied from year to year, and the tables show how the average annual returns for the ProFund VP UltraOTC compare to a broad measure of market performance. Of course, past performance is no guarantee of future results.

[INSERT BAR CHART]

During the period covered in the bar chart, the highest return on shares of the ProFund VP UltraOTC for a quarter was ___% (quarter ended ___________) and the lowest return was ___% (_______________________).

Average Annual Returns
As of December 31, 2001

--------------------------------------------------------------------------------
                       One Year            Since Inception     Inception Date

ProFund VP UltraOTC    _________%          ________%           10/18/99

NASDAQ 100 Index(TM)   _________%          ________%

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraOTC.

Annual Operating Expenses (as a percentage of average daily net assets)

               --------------------------------------------
                 Management                     0.75%
                 Fees

               --------------------------------------------
                 Distribution                   0.25%
                 (12b-1) Fees

               --------------------------------------------
                 Other Expenses                 ____%

               --------------------------------------------
                 Total Annual Operating
                 Expenses                       ____%

               ----------------------- ---------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraOTC with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions your cost would be

                          1 Year         3 Years      5 Years         10 Years
                          ------         -------      -------         --------

ProFund VP UltraOTC       $____          $____        $____           $____

                                                             Bearish ProFunds VP

Each Bearish ProFund VP seeks to match or double the inverse (opposite) of the daily performance of a major market index, such as the S&P 500(R). The following chart outlines the Bearish ProFunds VP, their indices, their daily objectives and the types of companies in the indices.

ProFund VP              Index                Daily Objective         Types of
                                                                     Companies

Bear                    S&P 500(R)           Inverse
                        Index

Short OTC               NASDAQ               Inverse
                        100(TM)Index

Short Small-Cap         [Russell 2000(R)     Inverse
                        Index]

Inverse                 Most recently        125% of the
Government              issued 30-year       Inverse
Bond                    U.S. Treasury
                        Bond


UltraBear               S&P 500(R)           Double the
                        Index                inverse

UltraShort OTC          NASDAQ               Double the
                        100(TM)Index         inverse

ProFund VP Bear

Goal and Principal Investment Strategy

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500(R). If the ProFund VP Bear is successful in meeting its objective, the net asset value of ProFund VP Bear shares should increase in direct proportion to any decrease in the level of the S&P 500(R). Conversely, the net asset value of ProFund VP Bear shares will decrease in direct proportion to any increase in the level of the S&P 500(R). Investment strategies common to the ProFunds VP are
discussed in the "Overview" section beginning on page   .

The S&P 500(R) is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Bear is also subject to inverse correlation risk. Shareholders in the ProFund VP Bear should lose money when the index underlying its benchmark rises - a result that is the opposite from traditional equity mutual funds.

Fund Performance

Because the ProFund VP Bear is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Bear.

Annual Operating Expenses (as a percentage of average daily net assets)

                   ---------------------------------------------
                      Management                     0.75%
                      Fees

                   ---------------------------------------------
                      Distribution                   0.25%
                      (12b-1) Fees

                   ---------------------------------------------
                      Other Expenses                  ----%

                   ---------------------------------------------
                      Total Annual Operating          ----%
                      Expenses

                   ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Bear with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                     1 Year      3 Years      5 Years     10 Years
                     ------      -------      -------     --------

ProFund VP Bear      $____       $____        $____       $____

ProFund VP Short OTC

Goal and Principal Investment Strategy

The ProFund VP Short OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ 100(TM) Index. If ProFund VP Short OTC is successful in meeting its objective, the net asset value of ProFund VP Short OTC shares will increase in proportion to any daily decrease in the level of the NASDAQ 100(TM) Index. Conversely, the net asset value of shares of ProFund VP Short OTC will decrease in proportion to any daily increase in the level of the NASDAQ 100(TM) Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page [_].

The NASDAQ 100(TM) Index contains 100 of the largest capitalization and most active non-financial domestic and international companies listed on the NASDAQ Stock Market. Eligibility criteria for the NASDAQ 100(TM) Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on page [_], ProFund VP Short OTC is subject to the following risks:

Technology Concentration Risk --To the extent the NASDAQ 100(TM) Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up ProFund VP Short OTC's investments are subject to risks such as:

 .    intense competition, both domestically and internationally;

 .    limited product lines, markets, financial resources or personnel;

 .    product obsolescence due to rapid technological developments and frequent new product introduction;

 .    dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

 .    heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Inverse Correlation Risk -- Shareholders in ProFund VP Short OTC should lose money when the NASDAQ 100(TM) Index, its underlying benchmark, rises --a result that is the opposite from traditional equity mutual funds.

Fund Performance

Because ProFund VP Short OTC is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Short OTC during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                  ---------------------------------------------
                    Management                     0.75%
                    Fees

                  ---------------------------------------------
                    Distribution                   0.25%
                    (12b-1) Fees

                  ---------------------------------------------
                    Other Expenses                 0.67%

                  ---------------------------------------------
                    Total Annual Operating         1.67%
                    Expenses

                  ---------------------------------------------

Example: This example is intended to help you compare the cost of investing ProFund VP Short OTC with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                       1 Year       3 Years
                                       ------       -------

          ProFund VP Short OTC         $____        $____

ProFund VP Short Small-Cap

Goal and Principal Investment Strategy

ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000(R) Index. If ProFund VP Short Small-Cap is successful in meeting its objective, the net asset value of ProFund VP Short Small-Cap shares will increase in proportion to any daily decrease in the level of the Russell 2000(R) Index. Conversely, the net asset value of shares of ProFund VP Short Small-Cap will decrease in proportion to any daily increase in the level of Russell 2000(R) Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page [_].

The Russell 2000(R) Index is an unmanaged index consisting of approximately 2,000 small company common stocks. The Index comprises 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately ___% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately ___% of the publicly traded U.S. equity market.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page [ ], ProFund VP Short Small-Cap is subject to the following risk:

Small Company Investment Risk - The ProFund VP Short Small-Cap could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

 .    Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

 .    There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

 .    Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

 .    Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Inverse Correlation Risk -- Shareholders in ProFund VP Short Small-Cap should lose money when the Russell 2000(R) Index, its underlying benchmark, rises --a result that is the opposite from traditional equity mutual funds.

Fund Performance

Because ProFund VP Short Small-Cap is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Short Small-Cap during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                 ---------------------------------------------
                    Management                     0.75%
                    Fees

                 ---------------------------------------------
                    Distribution                   0.25%
                    (12b-1) Fees

                 ---------------------------------------------
                    Other Expenses                 0.67%

                 ---------------------------------------------
                    Total Annual Operating         1.67%
                    Expenses

                 ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Small-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year               3 Years
                                 ------               -------

ProFund VP Short Small-Cap       $____                $____

ProFund VP Inverse Government Bond

Goal and Principal Investment Strategy

The ProFund VP Inverse Government Bond seeks daily investment results, before fees and expenses, that correspond to 125% of the inverse (opposite) of the daily performance of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If the ProFund VP Inverse Government Bond is successful in meeting its objective, the net asset value of ProFund VP Inverse Government Bond shares should decrease in direct proportion to any daily increase in the price of the Long Bond on a given day. Conversely, the net asset value of shares of ProFund VP Inverse Government Bond should increase in direct proportion to any daily decrease in the price of the Long Bond on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview "section beginning on page [_].

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on page [_], ProFund VP Inverse Government Bond is subject to the following risks:

Interest Rate Risk

     Debt securities generally are subject to interest rate risk, which is the risk that the securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than that of securities with shorter maturities.

Repurchase Agreement Risk

     A repurchase agreement exposes the ProFund VP Inverse Government Bond to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the ProFund VP Inverse Government Bond can lose money because:

 .    it may not be able to sell the securities at the agreed-upon time and price; or

 .    the securities lose value before they can be sold.

Inverse Correlation Risk - Shareholders in ProFund VP Inverse Government Bond should lose money when the price of the Long Bond rises - a result that is opposite from traditional bond mutual funds.

Fund Performance

Because ProFund VP Inverse Government Bond is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Inverse Government Bond during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                 ---------------------------------------------
                    Management                     0.75%
                    Fees

                 ---------------------------------------------
                    Distribution                   0.25%
                    (12b-1) Fees

                 ---------------------------------------------
                    Other Expenses                 0.67%

                 ---------------------------------------------
                    Total Annual Operating         1.67%
                    Expenses

                 ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Inverse Government Bond with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year               3 Years
                                 ------               -------

          ProFund VP Inverse     $____                $____
          Government Bond
          ProFund VP

ProFund VP UltraBear

Goal and Principal Investment Strategy


The ProFund VP UltraBear seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500(R)Index. The net asset value of shares of the ProFund VP UltraBear should increase or decrease approximately twice as much as does that of the ProFund VP Bear on any given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The S&P 500(R) Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their size and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP UltraBear is also subject to inverse correlation risk. Shareholders in the ProFund VP UltraBear should lose money when the S&P 500(R) Index, its underlying benchmark, rises -- a result that is the opposite from traditional equity mutual funds.

Fund Performance

Because the ProFund VP UltraBear is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraBear during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                 ---------------------------------------------
                    Management                     0.75%
                    Fees

                 ---------------------------------------------
                    Distribution                   0.25%
                    (12b-1) Fees

                 ---------------------------------------------
                    Other Expenses                 0.67%

                 ---------------------------------------------
                    Total Annual Operating         1.67%
                    Expenses

                 ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraBear with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                   1 Year               3 Years
                                   ------               -------

          ProFund VP UltraBear     $____                $____

ProFund VP UltraShort OTC

Goal and Principal Investment Strategy

The ProFund VP UltraShort OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ 100(TM) Index. This ProFund operates similarly to the ProFund VP UltraBear, but the ProFund VP UltraShort OTC is benchmarked to twice the inverse of the daily performance of the NASDAQ 100 Index(TM). Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The NASDAQ 100(TM) Index contains 100 of the largest and most active non-financial domestic and international issues listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ 100(TM) Index includes a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on
page   , the ProFund VP UltraShort OTC is subject to the following risks:

Technology Concentration Risk - To the extent the NASDAQ 100(TM) Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up the investments of the ProFund VP UltraShort OTC are subject to:

     .    intense competition, both domestically and internationally;

     .    limited product lines, markets, financial resources or personnel;

     . product obsolescence due to rapid technological developments and frequent new product introduction;

     . dramatic and often unpredictable changes in growth rates and competition for qualified personnel;

     . heavy dependence on patent and intellectual property rights the loss or impairment of which may adversely affect profitability.

Inverse Correlation Risk - Shareholders in the ProFund VP UltraShort OTC should lose money when the NASDAQ 100(TM) Index rises - a result that is opposite from traditional equity mutual funds.

Fund Performance

Because the ProFund VP UltraShort OTC is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraShort OTC during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                 ---------------------------------------------
                   Management                     0.75%
                   Fees

                 ---------------------------------------------
                   Distribution                   0.25%
                   (12b-1) Fees

                 ---------------------------------------------
                   Other Expenses                 0.67%

                 ---------------------------------------------
                   Total Annual Operating         1.67%
                   Expenses
                 ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraShort OTC with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                       1 Year           3 Years
                                       ------           -------

          ProFund VP UltraShort        $____            $____
          OTC

                                                              Sector ProFunds VP

The Sector ProFunds VP seek to match the daily performance, before fees and expenses, of a specific Dow Jones U.S. sector index. The following chart outlines these ProFunds VP and their benchmark indices.


ProFunds VP                            Dow Jones U.S. Index


Airlines                               Airlines Sector

Banks                                  Banks Sector

Basic Materials                        Basic Materials Sector

Biotechnology                          Biotechnology Sector

Consumer Cyclical                      Consumer Cyclical Sector

Consumer Non-Cyclical                  Consumer Non-Cyclical Sector

Energy                                 Energy Sector

Financial                              Financial Sector

Healthcare                             Healthcare Sector

Industrial                             Industrial Sector

Internet                               Internet Sector

Leisure Goods & Services               Leisure Goods & Services Sector

Oil Drilling, Equipment & Services     Oil Drilling, Equipment & Services Sector

Pharmaceuticals                        Pharmaceuticals Sector

Precious Metals                        Precious Metals Sector

Real Estate                            Real Estate Sector

Semiconductor                          Semiconductor Sector

Technology                             Technology Sector

Telecommunications                     Telecommunications Sector

Utilities                              Utilities Sector

Wireless Communications                Wireless Communications Sector

ProFund VP Airlines

Goal and Principal Investment Strategy

The ProFund VP Airlines seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Airlines Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included. The ProFund VP Airlines primarily invests in airline companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of ________stocks. Its three largest stocks were _________, __________ and __________ (which comprised _____%,
_____%, and _____%, respectively, of its market capitalization). The ProFund VP Airlines will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Airlines is subject to the following risks:


     . Companies in this sector could be adversely affected by commodity price volatility, exchange rates, foreign market access restrictions, and increased competition.

     . The prices of the securities of airline companies may fluctuate widely due to their cyclical nature, economic trends, and changes in disposable consumer income.

     . Airline companies are subject to regulation by, and restrictions of, the Federal Aviation Authority, federal, state and local governments, and foreign regulatory authorities.

     . The profitability of companies in this sector is related to worldwide fuel prices, labor agreements, and insurance costs.

     . Airline companies face intense competition, both domestically and internationally. Foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Airlines is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Airlines during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                          ----------------------------------------
                             Management                 0.75%
                             Fees
                          ----------------------------------------
                             Distribution               0.25%
                             (12b-1) Fees
                          ----------------------------------------
                             Other                      0.67%
                             Expenses
                          ----------------------------------------
                             Total Annual               1.67%
                             Operating
                             Expenses
                          ----------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Airlines with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                        1 Year     3 Years
                                        ------     -------
                ProFund VP Airlines     $____      $____

ProFund VP Banks

Goal and Principal Investment Strategy


The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .


The Index measures the performance of the banking economic sector of the U.S. equity market. This sector covers the global banking industry. All regional banks are covered. Investment and merchant banks are excluded from this sector. The ProFund VP Banks primarily invests in banking companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of _______________stocks. Its three largest stocks were __________, __________ and ___________ (which comprised ____%, ____%, and ____%, respectively, of its market capitalization).



Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Banks is subject to the following risks:


     . Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

     . The profitability of companies in this sector is adversely affected by increases in interest rates.

     . The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

     .    Banks may be subject to severe price competition.

     . Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the banking sector.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Banks is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Banks during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                    ----------------------------------------
                       Management                 0.75%
                       Fees
                    ----------------------------------------
                       Distribution               0.25%
                       (12b-1) Fees
                    ----------------------------------------
                       Other                      0.67%
                       Expenses
                    ----------------------------------------
                       Total Annual               1.67%
                       Operating
                       Expenses
                    ----------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Banks with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                    1 Year       3 Years
                                    ------       -------
                ProFund VP Banks    $____        $____

ProFund VP Basic Materials

Goal and Principal Investment Strategy

The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, chemicals, commodities, chemical specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel. The ProFund VP Basic Materials primarily invests in basic material companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of ____________stocks. Its three largest stocks were ____________, _____________ and _____________ (which comprised ____%, ____%, and ____%, respectively, of its market capitalization). The ProFund VP Basic Materials will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in chemicals, which comprised ______% of its market capitalization (based on the composition of the Index).

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Basic Materials is subject to the following risks:

     . Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

     . Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns.

     . Companies in this sector are at risk for environmental damage and product liability claims.

     . Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Basic Materials is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Basic Materials during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                ----------------------------------------
                   Management                 0.75%
                   Fees
                ----------------------------------------
                   Distribution               0.25%
                   (12b-1) Fees
                ----------------------------------------
                   Other                      0.67%
                   Expenses
                ----------------------------------------
                   Total Annual               1.67%
                   Operating
                   Expenses
                ----------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Basic Materials with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                     1 Year               3 Years
                                     ------               -------
                ProFund VP Basic     $____                $____
                Materials

ProFund VP Biotechnology

Goal and Principal Investment Strategy

The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. The ProFund VP Biotechnology primarily invests in biotechnology companies or in instruments that provide exposure to these companies. Companies represented in this sector in which the ProFund VP Biotechnology may invest include companies that may be newly-formed and that have relatively small market capitalizations.

As of March 31, 2002, the Index consisted of ______________ stocks. Its three largest stocks were _____________, _______________ and _________________ (which comprised _______%, _______%, and ______%, respectively, of its market capitalization). The ProFund VP Biotechnology will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on
page    , the ProFund VP Biotechnology is subject to the following risks:

          . Biotechnology companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

          . Companies in this sector are subject to risks of new technologies and competitive pressures.

          . Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.


          . Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

          . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

          . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Biotechnology is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Biotechnology.

Annual Operating Expenses (as a percentage of average daily net assets)

                  ------------------------------------------
                  Management                  0.75%
                  Fees
                  ------------------------------------------
                  Distribution                0.25%
                  (12b-1) Fees
                  ------------------------------------------
                  Other Expenses              ____%

                  ------------------------------------------
                  Total Annual Operating      ____%
                  Expenses
                  ------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Biotechnology with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year     3 Years       5 Years      10 Years
                                 ------     -------       -------      --------

ProFund VP Biotechnology         $____      $____         $____        $____

ProFund VP Consumer Cyclical

Goal and Principal Investment Strategy

The ProFund VP Consumer Cyclical seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.

The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronic companies, broadcasters and publishers. The ProFund VP Consumer Cyclical primarily invests in consumer cyclical companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of _________________ stocks. Its three largest stocks were _______________, ______________ and ______________ (which comprised ______%, ______%, and ______%, respectively, of its market capitalization).

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on
page       , the ProFund VP Consumer Cyclical is subject to the following risks:

          . The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

          . The success of companies in this sector depends heavily on disposable household income and consumer spending.

          .    Many companies in this sector are subject to severe competition.

          . Changes in demographics and consumer tastes can affect the success of consumer products.

          . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Consumer Cyclical is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, and indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Consumer Cyclical during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                ------------------------------------------
                Management Fees             0.75%

                ------------------------------------------
                Distribution                0.25%
                (12b-1) Fees
                ------------------------------------------
                Other Expenses              0.67%

                ------------------------------------------
                Total Annual Operating      1.67%
                Expenses
                ------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Consumer Cyclical with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                          1 Year               3 Years
                                          ------               -------

        ProFund VP Consumer Cyclical      $____                $____

ProFund VP Consumer Non-Cyclical

Goal and Principal Investment Strategy

The ProFund VP Consumer Non-Cyclical seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.

The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include distillers and brewers, producers of soft drinks, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food retailers, other food companies, tobacco and agricultural companies. The ProFund VP Consumer Non-Cyclical primarily invests in consumer non-cyclical companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of ______________ stocks. Its three largest stocks were ________________, _______________ _____________ and (which comprised ____%, _______%, and _______%, respectively, of its market capitalization). The ProFund VP Consumer Non-Cyclical will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in food and beverage, and consumer services, which comprised ____% and ______%, respectively, of its market capitalization (based on the composition of the Index).

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on
page      , the ProFund VP Consumer Non-Cyclical is subject to the following risks:

          . Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.

          . Tobacco companies may be adversely affected by new laws and/or by litigation.

          . The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

          . The products of internet-related and software companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

          . Software and computer companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

          . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Consumer Non-Cyclical is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, and indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Consumer Non-Cyclical during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                    -------------------------------------------
                    Management                   0.75%
                    Fees
                    -------------------------------------------
                    Distribution                 0.25%
                    (12b-1) Fees
                    -------------------------------------------
                    Other Expenses               0.67%
                    -------------------------------------------
                    Total Annual Operating       1.67%
                    Expenses
                    -------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Consumer Non-Cyclical with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                                1 Year              3 Years
                                                ------              -------

        ProFund VP Consumer Non-Cyclical        $____               $____

ProFund VP Energy

Goal and Principal Investment Strategy

The ProFund VP Energy seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Energy Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil equipment and services, oil-major, oil-secondary and pipelines. The ProFund VP Energy primarily invests in energy companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of _____________________ stocks. Its three largest stocks were ____________________, ________________ and
_______________ (which comprised _____%, ______%, and ______%, respectively, of its market capitalization). The ProFund VP Energy will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in oil and gas, which comprised _____% of its market capitalization (based on the composition of the Index).

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Energy is subject to the following risks:

          . The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.

          . Companies in this sector could be adversely affected by changes in exchange rates.

          . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.

          . Companies in this sector are at risk for environmental damage claims.

          . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Energy is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Energy.

Annual Operating Expenses (as a percentage of average daily net assets)

                 ---------------------------------------------
                     Management                     0.75%
                     Fees

                 ---------------------------------------------
                     Distribution                   0.25%
                     (12b-1) Fees

                 ---------------------------------------------
                     Other Expenses                 ____%

                 ---------------------------------------------
                     Total Annual Operating         ____%
                     Expenses
                 ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Energy with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                         1 Year     3 Years        5 Years       10 Years
                         ------     -------        -------       --------

ProFund VP Energy        $____      $____          $____         $____

ProFund VP Financial

Goal and Principal Investment Strategy

The ProFund VP Financial seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.

The Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks, major international banks, insurance companies, companies that invest, directly or indirectly, in real estate, Fannie Mae, credit card insurers, check cashing companies, mortgage lenders, investment advisors, savings and loans, savings banks, thrifts, building associations and societies, credit unions, securities broker-dealers, investment banks, merchant banks, online brokers, publicly traded stock exchanges, and specialty finance companies. The ProFund VP Financial primarily invests in financial services companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of _______________ stocks. Its three largest stocks were _____________, _______________ and ______________ (which comprised _____%, ______%, and _______%, respectively, of its market capitalization). The ProFund VP Financial will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in specialty finance and banks, which comprised __________% and _________%, respectively, of its market capitalization (based on the composition of the Index).

Principal Risk

Considerations In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Financial is subject to the following risks:

          . Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

          . The profitability of companies in this sector is adversely affected by increases in interest rates.

          . The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

          . Banks and insurance companies may be subject to severe price competition.

          . Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

          . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Financial is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Financial during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                      ------------------------------------------
                        Management Fees                 0.75%

                      ------------------------------------------
                        Distribution                    0.25%
                        (12b-1) Fees
                      ---------------------------------------------
                        Other Expenses                  ____%

                      ---------------------------------------------
                        Total Annual Operating          ____%
                        Expenses

                      ---------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Financial with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                           1 Year      3 Years        5 Years         10 Years
                           ------      -------        -------         --------

ProFund VP Financial       $____       $____          $____           $____

ProFund VP Healthcare

Goal and Principal Investment Strategy

The ProFund VP Healthcare seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.

The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The ProFund VP Healthcare primarily invests in healthcare companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted _______________ of stocks. Its three largest stocks were _____________, _______________ and ______________ (which comprised ____%, _______%, and ______%, respectively, of its market capitalization). The ProFund VP Healthcare will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in pharmaceuticals and biotechnology, which comprised _____% of its market capitalization (based on the composition of the Index).

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Healthcare is subject to the following risks:

          . Many companies in this sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

          . Companies in this sector are subject to extensive litigation based on product liability and similar claims.

          . Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

          . Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.

          . Companies in this sector may be susceptible to product obsolescence.

          . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

          . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Healthcare is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

Fees and Expenses of the Fund The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Healthcare.

Annual Operating Expenses (as a percentage of average daily net assets)

        ---------------------------------------------
        Management                     0.75%
        Fees

        ---------------------------------------------
        Distribution                   0.25%
        (12b-1) Fees

        ---------------------------------------------
        Other Expenses                 ____%

        ---------------------------------------------
        Total Annual Operating         ____%
        Expenses

        ---------------------------------------------


Example: This example is intended to help you compare the cost of investing in ProFund VP Healthcare with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                            1 Year     3 Years        5 Years         10 Years
                            ------     -------        -------         --------

ProFund VP Healthcare       $____      $____          $____           $____

ProFund VP Industrial

Goal and Principal Investment Strategy


The ProFund VP Industrial seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrial Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building material manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies.The ProFund VP Industrial primarily invests in industrial companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of _____________ stocks. Its three largest stocks were ___________, ____________ and __________ (which comprised
___%, _____%, and _____%, respectively, of its market capitalization). The ProFund VP Industrial will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in industrial diversified, which comprised _______% of its market capitalization (based on the composition of the Index).

Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on
page   , the ProFund VP Industrial is subject to the following risks:

     . The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

     . The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

     . Government regulation, world events and economic conditions affect the performance of companies in this sector.

     . Companies in this sector are at risk for environmental damage and product liability claims.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Industrial is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Industrial during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                        -----------------------------
                         Management           0.75%
                         Fees
                        -----------------------------
                         Distribution         0.25%
                         (12b-1) Fees
                        -----------------------------
                         Other Expenses       0.67%
                        -----------------------------
                         Total Annual         1.67%
                         Operating
                         Expenses
                        -----------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Industrial with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:



                                 1 Year               3 Years
                                 ------               -------

      ProFund VP Industrial      $____                $____

ProFund VP Internet

Goal and Principal Investment Strategy


The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Internet Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups:

     . Internet Commerce: companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site.

     . Internet Services: companies that derive the majority of their revenues from providing access to the Internet or providing enabling services to people using the Internet.

The ProFund VP Internet primarily invests in internet companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of ____________________ stocks. Its three largest stocks were _______________, ______________ and _______________
(which comprised ______%, _____%, and ____%, respectively, of its market capitalization). The ProFund VP Internet will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in general industrial services and consumer services, which comprised ____% and ____% of its market capitalization (based on the composition of the Index).

Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Internet is subject to the following risks:

     . Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

     . The Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.

     . Companies in this sector are subject to risks of new technologies and competitive pressures.

     . Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

     . Companies in this sector may be thinly capitalized, and may have limited production lines, markets, financial resources or personnel.

Fund Performance

Because the ProFund VP Internet is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Internet during its first year of operations.

Annual Operating Expenses

                    (percentage of average daily net assets)

                    ----------------------------------------
                    Management                     0.75%
                    Fees
                    ----------------------------------------
                    Distribution                   0.25%
                    (12b-1) Fees
                    ----------------------------------------
                    Other Expenses                 0.67%
                    ----------------------------------------
                    Total Annual Operating         1.67%
                    Expenses
                    ----------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Internet with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:



                                 1 Year               3 Years
                                 ------               -------
           ProFund VP Internet   $____                $____

ProFund VP Leisure Goods & Services

Goal and Principal Investment Strategy


The ProFund VP Leisure Goods & Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Leisure Goods & Services Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page .

The Index measures the performance of the entertainment sector of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. The ProFund VP Leisure Goods & Services primarily invests in leisure goods and services companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of _______________ stocks. Its three largest stocks were ____________, _____________ and ______________ (which comprised ___%, _____%, and _____%, respectively, of its market capitalization).

Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Leisure Goods & Services is subject to the following risks:

     . The success of the entertainment industry is tied closely to the performance of the domestic and international economy, and competition.

     . Companies in this sector are increasingly affected by government regulation.

     . The success of companies in this sector depends heavily on disposable household income and consumer spending.

     .    Companies in this sector are subject to severe competition.

     . Changes in demographics and consumer tastes can affect the success of companies in the entertainment industry.

     . Many companies in this sector are subject to risks of new technologies.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because the ProFund VP Leisure Goods & Services is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund


The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Leisure Goods & Services during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                 --------------------------------------------
                   Management                    0.75%
                   Fees
                 --------------------------------------------
                   Distribution                  0.25%
                   (12b-1) Fees
                 --------------------------------------------
                   Other Expenses                0.67%
                 --------------------------------------------
                   Total Annual Operating        1.67%
                   Expenses
                 --------------------------------------------


Example: This example is intended to help you compare the cost of investing in ProFund VP Leisure Goods & Services with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                           1 Year              3 Years
                                           ------              -------

        ProFund VP Leisure Goods &         $_____              $______
        Services

ProFund VP Oil Drilling, Equipment & Services


Goal and Principal Investment Strategy

The ProFund VP Oil Drilling, Equipment & Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil Drilling, Equipment & Services Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section
beginning on page    .

The Index measures the performance of the oil drilling, equipment and services sector of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. The ProFund VP Oil Drilling, Equipment & Services primarily invests in oil drilling, equipment and service companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of _________ stocks. Its three largest stocks were ___________, ______________ and ____________ (which comprised
_____%, _____%, and _____%, respectively, of its market capitalization). The ProFund VP Oil Drilling, Equipment & Services will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in the oil drilling, equipment and services industry, which comprised _____% of its market capitalization (based on the composition of the Index).

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on
page    , the ProFund VP Oil Drilling, Equipment & Services is subject to the following risks:

     . The profitability of companies in this sector is related to worldwide oil exploration and production spending.

     . Companies in this sector could be adversely affected by changes in currency exchange rates.

     . Companies in this sector are affected by government environmental regulations, world events and economic conditions, and are subject to market, economic and political risks of the countries where oil companies are located or do business.

     . Low consumer demand, warmer winters, and energy efficiency may lower demand for oil-related products.

     .    Companies in this sector are at risk for environmental damage claims.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance


Because the ProFund VP Oil Drilling, Equipment & Services is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


Fees and Expenses of the Fund


The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Oil Drilling, Equipment & Services during its first year of operations.


Annual Operating Expenses (as a percentage of average daily net assets)

                 --------------------------------------------
                   Management                    0.75%
                   Fees
                 --------------------------------------------
                   Distribution                  0.25%
                   (12b-1) Fees
                 --------------------------------------------
                   Other Expenses                0.67%
                 --------------------------------------------
                   Total Annual Operating        1.67%
                   Expenses
                 --------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Oil Drilling, Equipment & Services with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                    1 Year               3 Years
                                    ------               -------

        ProFund VP Oil Drilling,    $_____               $______
        Equipment & Services

ProFund VP Pharmaceuticals

Goal and Principal Investment Strategy


The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Sector Index. Investment strategies common to the ProFunds VP
are discussed in the "Overview" section beginning on page    .


The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as aspirin, cold remedies, birth control pills, and vaccines, as well as companies engaged in contract drug research. The ProFund VP Pharmaceuticals primarily invests in pharmaceutical companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of _____________ stocks. Its three largest stocks were ____________, ______________ and ______________ (which comprised _____%, _____%, and _____%, respectively, of its market capitalization). The ProFund VP Pharmaceuticals will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on
page    , the ProFund VP Pharmaceuticals is subject to the following risks:


     . The prices of the securities of pharmaceuticals companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability.

     . Companies in this sector spend heavily on research and development and their products and services may not prove commercially successful or may become obsolete quickly.

     . Liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a pharmaceutical company's market value and/or share price.

     . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where pharmaceutical companies are located or do business.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Pharmaceuticals is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Pharmaceuticals during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                 --------------------------------------------
                   Management                    0.75%
                   Fees
                 --------------------------------------------
                   Distribution                  0.25%
                   (12b-1) Fees
                 --------------------------------------------
                   Other Expenses                0.67%
                 --------------------------------------------
                   Total Annual Operating        1.67%
                   Expenses
                 --------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Pharmaceuticals with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                            1 Year               3 Years
                            ------               -------

        ProFund VP          $_____               $______
        Pharmaceuticals

ProFund VP Precious Metals

Goal and Principal Investment Strategy


The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Precious Metals Index. Investment strategies common to the ProFunds VP are
discussed in the "Overview" section beginning on page   .


The Index measures the performance of the precious metals economic sector of the U.S. equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals. The Index also includes companies involved in the mining and production of precious stones, such as diamonds, or the harvesting and production of pearls. The Index does not include, however, producers of commemorative medals and coins that are made of these metals or stones. The ProFund VP Precious Metals primarily invests in precious metal companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of_______________ stocks. Its three largest stocks were ____________, ______________ and ______________ (which comprised ___%,_____%, and _____%, respectively, of its market capitalization). The ProFund VP Precious Metals will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on
page   , the ProFund VP Precious Metals is subject to the following risks:



     . The of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand.

     . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where precious metals companies are located or do business.

     . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Precious Metals is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Precious Metals during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                      -----------------------------
                         Management        0.75%
                         Fees
                      -----------------------------
                         Distribution      0.25%
                         (12b-1) Fees
                      -----------------------------
                         Other             0.67%
                         Expenses
                      -----------------------------
                         Total             1.67%
                         Annual
                         Operating
                         Expenses
                      -----------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Precious Metals with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                          1 Year               3 Years
                                          ------               -------

                ProFund VP Precious       $____                $____
                Metals

ProFund VP Real Estate

Goal and Principal Investment Strategy


The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. Investment strategies common to the ProFunds VP are discussed in
the "Overview" section beginning on page   .


The Index measures the performance of the real estate industry sector of the U.S. equity market. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. The ProFund VP Real Estate primarily invests in real estate companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of ______________stocks. Its three largest stocks were ____________, ____________ and _____________ (which comprised ___%, _____%, and _____%, respectively, of its market capitalization). The ProFund VP Real Estate will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in real estate, which comprised ___% of its market capitalization (based on the composition of the Index).


Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on
page   , the ProFund VP Real Estate is subject to the following risks:


     . Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates).

     .    Obsolescence of properties.

     .    Changes in the availability, cost and terms of mortgage funds.

     .    The impact of environmental laws.

     . A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

     . The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

     . Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

Fund Performance


Because the ProFund VP Real Estate is newly formed, performance information is contained in the Annual Report dated December 31, 2001.


Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Real Estate.


Annual Operating Expenses (as a percentage of average daily net assets)

                        ------------------------------
                         Management            0.75%
                         Fees
                        ------------------------------
                         Distribution          0.25%
                         (12b-1) Fees
                        ------------------------------
                         Other                 ____%
                         Expenses
                        ------------------------------
                         Total                 ____%
                         Annual
                         Operating
                         Expenses
                        ------------------------------


Example: This example is intended to help you compare the cost of investing in ProFund VP Real Estate with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                     1 Year     3 Years      5 Years      10 Years
                     ------     -------      -------      --------

ProFund VP Real      $____       $____        $____         $____
Estate

ProFund VP Semiconductor

Goal and Principal Investment Strategy

The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.


The Index measures the
performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. The ProFund VP Semiconductor primarily invests in companies engaged in the production of semiconductors and other integrated chips, or in instruments that provide exposure to these companies. Companies represented in this sector in which the ProFund VP Semiconductor may invest include companies that may be newly-formed and that have relatively small market capitalizations.


As of March 31, 2002, the Index consisted of ________________ stocks. Its three largest stocks were ____________, _____________and _____________ (which comprised ___%, _____%, and _____%, respectively, of its market capitalization). The ProFund VP Semiconductor will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.


Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Semiconductor is subject to the following risks:

     . The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.

     . These companies face intense domestic competition, and may face competition from subsidized foreign competitors with lower production costs.

     .    the economic performance of the customers of semiconductor companies.

     . Research costs (especially in light of decreased defense spending by the U.S. Government), and the risks that their products may not prove commercially successful.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Semiconductor is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Semiconductor during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

                  --------------------------------------------
                   Management                   0.75%
                   Fees
                  --------------------------------------------
                   Distribution                 0.25%
                   (12b-1) Fees
                  --------------------------------------------
                   Other Expenses               0.67%
                  --------------------------------------------
                   Total Annual Operating       1.67%
                   Expenses
                  --------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Semiconductor with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                       1 Year        3 Years
                                       ------        -------

                   ProFund VP          $_____       $______
                   Semiconductor

ProFund VP Technology

Goal and Principal Investment Strategy

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index. Investment strategies common to the ProFunds VP are
discussed in the "Overview" section beginning on page    .

The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The ProFund VP Technology primarily invests in technology companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of ______________ stocks. Its three largest stocks ___________, ________________ and ______________ (which comprised
______%, _____% and _____%, respectively, of its market capitalization). The ProFund VP Technology will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in hardware and equipment, and software, which comprised ____% and _______%, respectively, of its market capitalization (based on the composition of the Index).

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Technology is subject to the following risks:

     . Technology companies face intense competition, both domestically and internationally.

     . Technology companies may have limited product lines, markets, financial resources or personnel.


     . The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

     . Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

     . Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Technology is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Technology.

Annual Operating Expenses (as a percentage of average daily net assets)

                 --------------------------------------------
                   Management                    0.75%
                   Fees
                 --------------------------------------------
                   Distribution                  0.25%
                   (12b-1) Fees
                 --------------------------------------------
                   Other Expenses                ____%
                 --------------------------------------------
                   Total Annual Operating        ____%
                   Expenses
                 --------------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Technology with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                     1 Year      3 Years       5 Years       10 Years
                     ------      -------       -------       --------

ProFund VP           $_____      $______       $______       $_______
Technology

ProFund VP Telecommunications

Goal and Principal Investment Strategy


The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index. Investment strategies common to the ProFunds VP
are discussed in the "Overview" section beginning on page    .

The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed line communications and wireless communications companies. The ProFund VP Telecommunications primarily invests in telecommunications companies or in instruments that provide exposure to these companies.


As of March 31, 2002, the Index consisted of _________ stocks. Its three largest stocks were __________, _____________ and ______________ and (which comprised
___%, ___%, and ___%, respectively, of its market capitalization). The ProFund VP Telecommunications will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in fixed line communications, which comprised ___% of its market capitalization (based on the composition of the Index).

Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on
page   , the ProFund VP Telecommunications is subject to the following risks:

     . The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

     . Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

     . Technological innovations may make the products and services of telecommunications companies obsolete.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Telecommunications is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Telecommunications.


Annual Operating Expenses (as a percentage of average daily net assets)

                 --------------------------------------------
                   Management                    0.75%
                   Fees
                 --------------------------------------------
                   Distribution                  0.25%
                   (12b-1) Fees
                 --------------------------------------------
                   Other Expenses                ____%
                 --------------------------------------------
                   Total Annual Operating        ____%
                   Expenses
                 --------------------------------------------


Example: This example is intended to help you compare the cost of investing in ProFund VP Telecommunications with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                 1 Year      3 Years     5 Years     10 Years
                                 ------      -------     -------     --------

ProFund VP Telecommunications    $_____      $______     $______     $_______

ProFund VP Utilities

Goal and Principal Investment Strategy

The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.

The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. The ProFund VP Utilities primarily invests in utility companies or in instruments that provide exposure to these companies.

As of March 31, 2002, the Index consisted of ___________________________stocks.
Its three largest stocks were ______________, ____________ and ______________
(which comprised ___%, ______%, and ______%, respectively, of its market capitalization). The ProFund VP Utilities will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in electric utilities, which comprised _______% of its market capitalization (based on the composition of the Index).

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Utilities is subject to the following risks:

     . The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions. o The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

     . As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience.

     . Deregulation is subjecting utility companies to greater competition and may adversely affect profitability due to lower operating margins and higher costs.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Utilities is newly formed, performance information is contained in the Annual Report dated December 31, 2001.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Utilities.


Annual Operating Expenses (as a percentage of average daily net assets)

                        -------------------------------
                        Management            0.75%
                        Fees
                        -------------------------------
                        Distribution          0.25%
                        (12b-1) Fees
                        -------------------------------
                        Other                 ____%
                        Expenses
                        -------------------------------
                        Total Annual          ____%
                        Operating
                        Expenses
                        -------------------------------


Example: This example is intended to help you compare the cost of investing in ProFund VP Utilities with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                 1 Year     3 Years     5 Years     10 Years
                                 ------     -------     -------     --------
ProFund VP Utilities             $____      $____       $____       $____

ProFund VP Wireless Communications

Goal and Principal Investment Strategy


The ProFund VP Wireless Communications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Wireless Communications Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page.

The Index measures the performance of the wireless communications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. The ProFund VP Wireless Communications primarily invests in wireless communication companies or in instruments that provide exposure to these companies. Companies represented in this sector in which the ProFund VP Wireless Communications may invest include companies that may be newly-formed and that have relatively small market capitalizations.


As of March 31, 2002, the Index consisted of _________________ stocks. Its three largest stocks were ________________, ______________ and _____________ (which comprised ___%, ______%, and ______%, respectively, of its market capitalization). The ProFund VP Wireless Communications will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations


In addition to the common risks discussed in the "Overview" section beginning on page , the ProFund VP Wireless Communications is subject to the following risks:

     . The prices of the securities of wireless communications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered.

     . Fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors.

     . Recent industry consolidation trends may lead to increased regulation of wireless communications companies in their primary markets.

     . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the ProFund VP Wireless Communications is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Wireless Communications during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)


                        ------------------------------------
                        Management            0.75%
                        Fees

                        ------------------------------------
                        Distribution          0.25%
                        (12b-1) Fees

                        ------------------------------------
                        Other                 0.67%
                        Expenses

                        ------------------------------------
                        Total Annual          1.67%
                        Operating
                        Expenses

                        ------------------------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Wireless Communications with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                           1 Year     3 Years
                                           ------     -------

                ProFund VP Wireless        $____      $____
                Communications

ProFund VP Money Market

Objective

As its investment objective, ProFund VP Money Market seeks as high a level of current income as is consistent with liquidity and preservation of capital. This ProFund VP seeks this objective by investing in high quality short-term money market instruments.

Strategy

ProFund VP Money Market invests for current income and maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the ProFund VP Money Market are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The ProFund VP Money Market also may invest in securities that have features reducing their maturities to 397 days or less on their purchase date. The ProFund VP Money Market buys securities that at the time of purchase:

 .    have received the highest short-term rating from two nationally recognized statistical rating organizations; or

 .    have received the highest short-term rating from one rating organization
     (if only one organization rates the security);

 .    if unrated, are determined to be of similar quality by ProFund Advisors; or

 .    have no short-term rating, but are rated in the top three highest long-term rating categories, or are determined to be of similar quality by ProFund Advisors.

Specific Risks and Measures Taken to Limit Them

Credit Risk

The credit quality of a security depends on the issuer's ability to pay interest and repay debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The ProFund VP Money Market only buys high quality securities with minimal credit risk. If a security no longer meets the ProFund VP Money Market's credit rating requirements, ProFund Advisors will attempt to sell that security within a reasonable time, unless selling the security would not be in the ProFund VP Money Market's best interest.

Repurchase Agreement Risk

A repurchase agreement exposes the ProFund VP Money Market to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the ProFund VP Money Market can lose money because:

 .    it may not be able to sell the securities at the agreed-upon time and price.

 .    the securities could lose value before they can be sold.

ProFund Advisors seeks to reduce the ProFund VP Money Market's risk by monitoring, under the supervision of the Board of Trustees, the creditworthiness of the sellers with whom it enters into repurchase agreements. ProFund Advisors also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest.

Interest Rate Risk

Money market instruments, and most debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline.

To minimize interest rate risk, the ProFund VP Money Market adheres to the following practices:

 .    it limits the dollar-weighted average maturity of the securities held by the ProFund VP Money Market to 90 days or less and primarily buys securities with remaining maturities of 13 months or less.

Market Risk

Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk

While the ProFund VP Money Market invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause its yield to lag behind those of similar money market funds. ProFund Advisors attempts to limit this risk by diversifying the ProFund VP Money Market's investments so that a single setback need not undermine the pursuit of its objective and by investing in money market instruments that receive the highest short-term debt ratings as described above.

Concentration Risk

Because the ProFund VP Money Market may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Prepayment Risk

When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the ProFund VP Money Market may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce its income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Considering a ProFund VP Money Market Investment

Investors can take advantage of the ProFund VP Money Market in two ways:

     . during periods when investors want to maintain a neutral exposure to the stock market, the income earned from an investment in the ProFund VP Money Market can keep their capital at work.

     . The ProFund VP Money Market may be used in conjunction with other ProFunds VP to adjust an investor's target exposure to an index.

--------------------------------------------------------------------------------
For instance, an investor who desires to target a daily return of 1.5 times the daily performance of the S&P 500(R) could allocate 75% of his or her investment to ProFund VP UltraBull and 25% of the investment to the ProFund VP Money Market.
--------------------------------------------------------------------------------

ProFund VP Money Market Performance

Because the ProFund VP Money Market is newly formed and has no investment track record, it has no performance information to compare against other mutual funds, or broad measures of securities market performance, such indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Money Market during its first year of operations.


Annual Operating Expenses (as a percentage of average daily net assets)

                 ---------------------------------------------
                  Management                     0.35%
                  Fees

                 ---------------------------------------------
                  Distribution                  0.[__]%
                  (12b-1) Fees

                 ---------------------------------------------
                  Other Expenses                0.[__]%

                 ---------------------------------------------
                  Total Annual Operating         [___]%
                  Expenses

                 ---------------------------------------------


Example: This example is intended to help you compare the cost of investing in ProFund VP Money Market with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


                                           1 Year        3 Years
                                           ------        -------

        ProFund VP Money Market            $____         $____

ProFund VP Money Market Strategy

The ProFund VP Money Market may invest in high-quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate such as:

     . Debt securities issued by U.S. and foreign banks, financial institutions, and corporations, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities.

     . U.S. government securities that are issued or guaranteed by the U.S. Treasury, or by agencies or instrumentalities of the U.S. government.

     . Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

     . Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets.

The ProFund VP Money Market may invest more than 25% of its total assets in obligations of domestic banks. The ProFund VP Money Market may invest in other types of instruments, as described in the Statement of Additional
Information.

                                                 General ProFunds VP Information






Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request.

Calculating Share Prices
(All ProFunds VP Except the ProFund VP Money Market)

Each ProFund VP, except the ProFund VP UltraEurope, calculates daily share prices on the basis of the net asset value of its shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

The ProFund VP UltraEurope calculates daily share prices on the basis of the net asset value of each class of shares at the latest close of trading on the three exchanges tracked by the PEI: the London Stock Exchange, the Frankfurt Stock Exchange or the Paris Bourse (normally, 2:00 p.m., Eastern time), on each day that all three of these exchanges and the NYSE are open.

The ProFunds VP value shares by dividing the market value of the assets attributable to a ProFund VP, less the liabilities attributable to the ProFund VP, by the number of its outstanding shares. The ProFunds VP use the following methods for arriving at the current market value of investments held by them:

     . Securities listed and traded on exchanges--the last price the stock traded at on a given day, or if there were no sales, the mean between the closing bid and asked prices.

     . Securities traded over-the-counter--NASDAQ-supplied information on the prevailing bid and asked prices.

     . Futures contracts and options on indexes and securities--the last sale price prior to the close of regular trading on the NYSE (for all ProFunds VP except the ProFund VP UltraEurope).

     . Futures prices used to calculate net asset values for the ProFund VP UltraEurope will be the last transaction prices for the respective futures contracts that occur immediately prior to the close of the underlying stock exchange.

     . Options on futures contracts--priced at fair value determined with reference to established future exchanges.

     . Bonds and convertible bonds generally are valued using a third-party pricing system.

     . Short-term debt securities are valued at amortized cost, which approximates market value.

     . Foreign exchange rates used to calculate net asset values will be the mean of the bid price and the asked price for the respective foreign currency occurring immediately before the last underlying stock exchange closes.

When price quotes are not readily available or do not accurately reflect fair value, or if an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded, investments may be valued by another method approved by the Board of Trustees intended to reflect fair value. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the securities might actually command if the ProFunds VP sold them. In the event that a trading halt closes an exchange or market early, or other events result in the exchange or market delaying its normal close, portfolio investments may be valued at fair value, or in a manner that is different from that described above. See the Statement of Additional Information for more details.


The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated in 2002: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Either or both of these Exchanges may close early on the day before each of these holidays and the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice.

The London Stock Exchange, Frankfurt Stock Exchange or Paris Bourse closes for the following holidays in 2002: May Day (May 1), Spring Bank Holiday (May [ ]), Pentecost Monday (June [ ]), Bastille Day (July 14), Summer Bank Holiday (August [ ]), Christmas Day, and Boxing Day (observed December 26). Holidays scheduled for 2002 include: New Year's Day (January 1), Good Friday (April [ ]) and Easter Monday (April 17). Please note that holiday schedules are subject to change without notice. Calculating the Share Price of the ProFund VP Money Market The ProFund VP Money Market calculates daily share prices on the basis of the net asset value of its shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. If the market for the primary investments in the ProFund VP Money Market closes early, the ProFund VP Money Market may close early, and it will cease taking transaction requests at such times. The net asset value per share of the ProFund VP Money Market will normally be $1.00, although ProFund Advisors cannot guarantee that this will always be the case. The ProFund VP Money Market uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.

Purchasing and Redeeming Shares

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part.

Payment for shares redeemed normally will be made within seven days of redemption. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the ProFunds VP to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices.

The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

Distribution of Shares

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

Tax Information

Each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a ProFund VP fails to meet this diversification requirement, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for the prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.


Portfolio Turnover

ProFund Advisors expects a significant portion of the assets of the ProFunds VP to come from professional money managers and investors who use ProFunds VP as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund VP shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds VP of such trading, market timing trading could increase the rate of portfolio turnover, increasing transaction expenses. In addition, while the ProFunds VP do not expect it, large movements of assets into and out of the ProFunds VP may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

                                                          ProFunds VP Management



"The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for the day-to-day operations of the ProFunds VP."

Board of Trustees and Officers

The ProFunds VP are series of ProFunds (the "Trust"), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for day-to-day operations of the ProFunds VP.

Investment Advisor


ProFund Advisors LLC, located at 7501 Wisconsin Avenue, 10th Floor, Bethesda, Maryland 20814, serves as the investment advisor to all of the ProFunds VP. Founded in 1997, ProFund Advisors provides investment advisory and management services to the ProFunds family of mutual funds, which includes funds not described in this prospectus, totaling approximately $___ billion in assets as of December 31, 2001. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP, for which it is entitled to receive fees equal to 0.75% of the average daily net assets of each of the ProFunds VP, except the ProFund VP UltraEurope and the ProFund VP Money Market, for which it is entitled to receive fees equal to 0.90% and 0.35% of the average daily net assets, respectively. During the year ended December 31, 2001, the [ ] ProFunds VP paid ProFund Advisors fees which equaled 0.75% of average net assets.


Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law for over 13 years, most recently as a partner in a Washington-based law firm. As an attorney, Mr. Sapir advised and represented mutual funds and other financial institutions. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, L.L.C., an investment bank, in 1986, and manages its hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors, has more than 30 years of experience in the commodity futures markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission. He earned his degrees at University of Kentucky. Dr. Seale also holds an appointment as Professor of Finance at George Washington University.

Each ProFund VP is managed by an investment team chaired by Dr. Seale.

Other Service Providers

BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds VP. Each ProFund VP pays a fee of 0.15%, on an annual basis, of its average daily net assets for these services.

Index Providers

"Dow Jones" and each Dow Jones sector index are service marks of Dow Jones & Company, Inc. "NASDAQ 100(TM) Index" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Russell 2000(R) Index" is a trademark of the Frank Russell Company. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's, NASDAQ or the Frank Russell Company, and neither Standard & Poor's nor NASDAQ nor the Frank Russell Company makes any representations regarding the advisability of investing in the ProFunds VP.

Dow Jones does not:

     .    Sponsor, endorse, sell or promote the ProFunds VP.

     . Recommend that any person invest in the ProFunds VP or any other securities.

     . Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.

     . Have any responsibility or liability for the administration, management or marketing of the ProFunds VP.

     . Consider the needs of the ProFunds VP or investors in the ProFunds VP in determining, composing or calculating their indices or have any obligation to do so.

--------------------------------------------------------------------------------
Dow Jones will not have any liability in connection with the ProFunds VP. Specifically,

Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

     . The results to be obtained by the ProFunds VP, investors in the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices and the data included in the Dow Jones sector indices;

     .    The accuracy or completeness of the indices and their data; or

     . The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices and its data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.
--------------------------------------------------------------------------------

(Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities).

                                                            Financial Highlights


The following tables provide a picture of the performance of each of the ProFunds VP for each year ended December 31 since inception. Information is presented only for the [ ], as the other ProFunds VP were not open for investment as of December 31, 2001. The total return information selected represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund VP, assuming reinvestment of all dividends and distributions. This information has been audited by [ ], independent accountants, whose report on the financial statements of the ProFunds VP appears in the annual report of the ProFunds VP for the fiscal year ended December 31, 2001. The annual report is available free of charge by phoning 888-776-3637.

[Back Cover]

     Additional information about certain of the investments of the ProFunds VP is available in ProFunds VP's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.


     You can find more detailed information about each of the ProFunds VP in their current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus dated May 1, 2002. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in the ProFunds VP, write to us at:


     ProFunds

     P.O. Box 182800

     Columbus, OH 43218-2800

     or call our toll-free numbers:

     (888) PRO-FNDS (888) 776-3637 For Investors

     (888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

     or visit our website www.profunds.com.

     You can find other information about the ProFunds VP on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov
                                                            ------------------
     or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.


     ProFunds and the Bull & Bear design, Ultra, UltraSector and Innovations in Indexing are trademarks of ProFund Advisors LLC.


     ProFunds Executive Offices

     Bethesda, MD

     [Logo]

     Investment Company Act No. 811-08239

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7501 WISCONSIN AVENUE, 10TH FLOOR
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
         (888) 776-5717 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)


     This statement of additional information describes the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Asia ProFund, Europe 30 ProFund (formerly the UltraEurope ProFund), Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraBull ProFund, UltraBlue Chip ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraJapan ProFund, UltraGovernment Bond ProFund, Bear ProFund, Short OTC ProFund, Short Small-Cap ProFund, UltraBear ProFund, UltraShort OTC ProFund, UltraInverse Government Bond ProFund, Money Market ProFund, and 21 "UltraSector ProFunds," which include: the Airlines UltraSector ProFund, the Banks UltraSector ProFund, the Basic Materials UltraSector ProFund, the Biotechnology UltraSector ProFund, the Consumer Cyclical UltraSector ProFund, the Consumer Non-Cyclical UltraSector ProFund, the Energy UltraSector ProFund, the Financial UltraSector ProFund, the Healthcare UltraSector ProFund, the Industrial UltraSector ProFund, the Internet UltraSector ProFund, the Leisure Goods & Services UltraSector ProFund, the Oil Drilling, Equipment & Services UltraSector ProFund, the Pharmaceuticals UltraSector ProFund, the Precious Metals UltraSector ProFund, the Real Estate UltraSector ProFund, the Semiconductor UltraSector ProFund, the Technology UltraSector ProFund, the Telecommunications UltraSector ProFund, the Utilities UltraSector ProFund, and the Wireless Communications UltraSector ProFund (each, a "ProFund", and collectively, the "ProFunds"). Each ProFund offers two classes of shares: Service Shares and Investor Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Sales are made without any sales charge at net asset value. Each non-money-market ProFund seeks investment results that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

     The Money Market ProFund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. Unlike other mutual funds, the Money Market ProFund currently seeks to achieve its investment objective by investing all of its investable assets in the Cash Management Portfolio (the "Portfolio"), a separate investment company with an identical investment objective. The performance of the Money Market ProFund will correspond directly to the investment performance of the Portfolio.

     The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each non-money market ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds' investment objectives will be achieved.

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with ProFunds' Prospectus, dated May [_], 2002, which incorporates this Statement of Additional Information by reference. The financial statements and related report of the independent accountants included in the ProFunds' annual report for the fiscal year ended December 31, 2001, are incorporated by reference into this Statement of Additional Information. A copy of the Prospectus or Annual Report is available, without charge, upon request to the address above or by telephoning at the telephone numbers above.

     The date of this Statement of Additional Information is May [_], 2002.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                          PAGE
PROFUNDS ................................................................
INVESTMENT POLICIES AND TECHNIQUES ......................................
INVESTMENT RESTRICTIONS .................................................
PORTFOLIO TRANSACTIONS AND BROKERAGE ....................................
MANAGEMENT OF PROFUNDS ..................................................
COSTS AND EXPENSES ......................................................
CAPITALIZATION ..........................................................
TAXATION ................................................................
PERFORMANCE INFORMATION .................................................
FINANCIAL STATEMENTS ....................................................
APPENDIX - DESCRIPTION OF SECURITIES RATINGS ............................

                                    PROFUNDS

     ProFunds (the "Trust") is an open-end management investment company that currently comprises multiple separate series. Forty-five series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see "Shareholders Services -- Exchanging ProFund Shares" in the Prospectus).

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the non-money market ProFunds by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, 10/th/ Floor, Bethesda, Maryland (the "Advisor"). The Money Market ProFund currently invests all of its investable assets in the Money Market Portfolio (the "Portfolio"), which has as its investment adviser Deutsche Asset Management, Inc. ("DeAM, Inc."), 130 Liberty St. (One Bankers Trust Plaza), New York, New York 10006.

     The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the ProFunds without the approval of shareholders.

     It is the policy of the non-money market ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas without changing the ProFund's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund's objectives.

                INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

     The Money Market ProFund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments by investing its assets in the Portfolio. At a meeting held on April 25, 2001, shareholders of the Money Market ProFund approved an investment advisory agreement under which the Advisor may serve as investment advisor to the Money Market ProFund. Under the agreement, the Advisor is authorized to manage the assets of the Money Market ProFund directly, at which point the Money Market ProFund would no longer operate as a feeder fund investing its assets in the Portfolio. However, the Money Market ProFund's investment objective would not change, and the Advisor anticipates investing the Money Market ProFund's assets in the same types of high-quality, short-term, dollar-denominated money market securities in which the Portfolio may invest. In addition, it is anticipated that the Money Market ProFund generally would be subject to the same types of risks to which it currently is subject as a feeder fund investing its assets in the Portfolio. It is not anticipated that the Money Market ProFund's total operating expenses would exceed its current operating expenses as a feeder fund investing in the Portfolio.

     A non-money market ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund will achieve its objective.

     Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFunds' respective benchmarks. Rather, the Advisor primarily uses statistical analysis to determine the investments a non-money market ProFund makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a ProFund and the performance of its benchmark), certain factors will tend to cause a ProFund's investment results to vary from a perfect correlation to its benchmark. See "Special Considerations."

     Additional information concerning the characteristics of the investments of the ProFunds is set forth below.

EQUITY SECURITIES

     The ProFunds (other than the Money Market ProFund) may invest in equity securities. The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

     Each non-money market ProFund may invest in securities of foreign issuers, and the Pharmaceuticals UltraSector ProFund and the Precious Metals UltraSector ProFund may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Special U.S. tax considerations may apply to a ProFund's investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds' receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds' shareholders.

     Each non-money market ProFund also may invest in New York shares (or "direct shares"). New York shares are foreign stocks, denominated in U.S. dollars, traded on U.S. exchanges without being converted into American Depository Receipts ("ADRs"). These foreign stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

CURRENCY RISK

     The non-money market ProFunds (in particular the Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Europe 30 ProFund and UltraJapan ProFund) may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund does so, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.

REAL ESTATE INVESTMENT TRUSTS

     The Real Estate UltraSector ProFund may invest in real estate investment trusts ("REITS"). Equity REITS invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

     The ProFunds (other than the Money Market ProFund) may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").


     When a ProFund purchases or sells a stock index futures contract, or sells an option thereon, the ProFund "covers" its position. To cover its position, a ProFund may enter into an offsetting position or segregate with its custodian bank (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The non-money market ProFunds may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the CFTC (the "CFTC Regulations"), under which each of these ProFunds would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

     The ProFunds will cover their positions when they write a futures contract or option on a futures contract. A ProFund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The ProFunds (other than the Money Market ProFund) may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.


     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund either (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund's custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The non-money market ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund's investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     The non-money market ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective investment objective. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund that writes an option wishes to terminate the ProFund's obligation, the ProFund may effect a "closing purchase transaction." The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES

     The Bear ProFund, the UltraBear ProFund, the Short OTC ProFund, the UltraShort OTC ProFund, the Short Small-Cap ProFund and the UltraInverse Government Bond ProFund may engage in short sales transactions under which the ProFund sells a security it does not own. To complete such a transaction, the ProFund must borrow the security to make delivery to the buyer. The ProFund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ProFund. Until the security is replaced, the ProFund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the ProFund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

     Until the ProFund closes its short position or replaces the borrowed security, the ProFund will cover its position with an offsetting position or segregate cash or liquid instruments at such a level that the segregated amount plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

SWAP AGREEMENTS

     The ProFunds (other than the Money Market ProFund) may enter into equity, equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFunds' illiquid investment limitations. A Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each non-money market ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be segregated by a ProFund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds' transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

DEPOSITORY RECEIPTS

     Each non-money market ProFund may invest in ADRs. For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the ProFunds can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     The non-money market ProFunds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

     A ProFund may also invest in Global Depository Receipts ("GDRs"). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

U.S. GOVERNMENT SECURITIES

     Each non-money market ProFund and the Portfolio also may invest in U.S. government securities in pursuit of their investment objectives, as "cover" for the investment techniques these ProFunds employ, or for liquidity purposes. The UltraGovernment Bond ProFund may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. The UltraInverse Government Bond ProFund may enter into short transactions on U.S. government securities.

     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund's portfolio investments in these securities.

REPURCHASE AGREEMENTS

     Each of the ProFunds may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor and, in the case of the Money Market ProFund, DeAM, Inc. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the ProFund, amounts to more than 15% (10% with respect to the Money Market ProFund) of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor and, in the case of the Money Market ProFund, DeAM, Inc., liquidity, investment, regulatory, or other considerations so warrant.

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund may temporarily invest all or part of the ProFund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

REVERSE REPURCHASE AGREEMENTS

     The non-money market ProFunds and the Portfolio may use reverse repurchase agreements as part of that ProFund's investment strategy. Reverse repurchase agreements involve sales by a ProFund/Portfolio of portfolio assets concurrently with an agreement by the ProFund/Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund/Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund/Portfolio will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund/Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund/Portfolio intends to use the reverse repurchase technique only when it will be to the ProFund/Portfolio's advantage to do so and the Money Market ProFund will not invest more than 5% of its total assets in reverse repurchase agreements. The ProFund/Portfolio will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund/Portfolio's obligations in respect of reverse repurchase agreements.

BORROWING

     The ProFunds (other than the Portfolio, except to the degree the Portfolio may borrow for temporary or emergency purposes) may borrow money for cash management purposes or investment purposes. Each of the non-money market ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will increase more when the ProFund's portfolio assets increase in value and decrease more when the ProFund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund's assets should fail to meet this 300% coverage test, the ProFund, within three days (not including weekends and holidays), will reduce the amount of the ProFund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Subject to the investment restrictions set forth below, a ProFund and the Portfolio may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund/Portfolio and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund/Portfolio any income accruing thereon, and the ProFund/Portfolio may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund/Portfolio will not lend more than 33 1/3% of the value of the ProFund's total assets, except that the Portfolio will not lend more than 20% of the value of its total assets. Loans would be subject to termination by the lending ProFund/Portfolio on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund/Portfolio and that ProFund's/Portfolio's shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund/Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. With respect to the Portfolio, cash collateral may be invested in a money market fund managed by DeAM, Inc. (or its affiliate) and DeAM, Inc. may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each non-money market ProFund (and to the extent allowable by its investment policies, the Money Market ProFund), from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund's net asset value. Each non-money market ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the ProFund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

     The Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event. Upon purchasing a security on a when-issued or delayed-delivery basis, the Portfolio will identify, as part of a segregated account, cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.

     The Trust will segregate with the Trust's custodian bank cash or liquid instruments equal to or greater in value than the ProFund's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund's net asset value or income will be adversely affected by the ProFund's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     The ProFunds and the Portfolio may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund/Portfolio invests in, and, thus, is a shareholder of, another investment company, the ProFund's/Portfolio's shareholders will indirectly bear the ProFund's/Portfolio's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the

ProFund's own investment adviser and the other expenses that the ProFund/Portfolio bears directly in connection with the ProFund's/Portfolio's own operations. The Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the SEC.

ILLIQUID SECURITIES

     While none of the ProFunds anticipates doing so, each ProFund and the Portfolio may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% (10% with respect to the Portfolio) of the ProFund's/Portfolio's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund/Portfolio may not be able to sell illiquid securities when the Advisor or DeAM, Inc. considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

     At the time of investment, the Portfolio's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the Portfolio), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the Portfolio's net assets. If changes in the liquidity of certain securities cause the Portfolio to exceed such 10% limit, the Portfolio will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the Portfolio.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor or, in the case of the Portfolio, to DeAM, Inc. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund's liquidity.

PORTFOLIO QUALITY AND MATURITY
(MONEY MARKET PROFUND AND THE PORTFOLIO)

     The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have or be deemed to have remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations ("NRSRO") (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by DeAM, Inc., under the supervision of the Portfolio's Board of Trustees, to be of comparable quality. Currently, there are five rating agencies which have been designated by the Commission as an NRSRO. These organizations and their highest short-term rating category (which may also be modified by a "+") are: Duff and Phelps Credit Rating Co., D-1; Fitch IBCA, Inc., F1; Moody's Investors Service Inc. ("Moody's"), Prime-1; Standard & Poor's, A-1; and Thomson BankWatch, Inc., T-1. A description of such ratings is provided in the Appendix. DeAM, Inc., acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS
(MONEY MARKET PROFUND AND THE PORTFOLIO)

     The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign institutions, including banks which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Bank obligations in which the Portfolio invests include certificates of deposit, bankers' acceptances, time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If DeAM, Inc., acting under the supervision of the Portfolio's Board of Trustees, deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. Under normal market conditions, the Portfolio will invest more than 25% of its assets in the foreign and domestic bank obligations described above. The Portfolio's concentration of its investments in bank obligations will cause the Portfolio to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS
AND ASSET-BACKED SECURITIES (MONEY MARKET PROFUND AND THE PORTFOLIO)

     COMMERCIAL PAPER. The Portfolio may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper when purchased by the Portfolio must be rated the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates the obligation) or if not rated, must be believed by DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

     Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by DeAM, Inc., acting under the supervision of the Board of Trustees, to be of comparable quality and are rated in the top three highest long-term categories by the NRSROs rating such security.

     CREDIT ENHANCEMENT. Certain of the Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Money Market ProFund's share price. The Portfolio may have more than 25% of its total assets invested in securities credit-enhanced by banks.

     ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

PORTFOLIO TURNOVER

     The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds. In addition, a ProFund's portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the ProFund's investors, it is difficult to estimate what the ProFund's actual turnover rate will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the non-money market ProFunds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the prospectus, the ProFunds present certain risks, some of which are further described below.

     TRACKING ERROR. While the non-money market ProFunds do not expect that their returns over a year will deviate adversely from their respective benchmarks, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a ProFund's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund; (2) less than all of the securities in the benchmark being held by a ProFund and securities not included in the benchmark being held by a ProFund; (3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market;
(4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund's share prices being rounded to the nearest cent;
(7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a ProFund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (9) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     LEVERAGE. Each UltraProFund intend to regularly use leveraged investment techniques in pursuing their investment objectives. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds' shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund to pay interest which would decrease the ProFund's total return to shareholders. If these ProFunds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds not been leveraged.

     NON-DIVERSIFIED STATUS. Each non-money market ProFund is a "non-diversified" series. A non-money market ProFund is considered "non-diversified" because a relatively high percentage of the ProFund's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE

     Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Money Market ProFund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Money Market ProFund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling beneficial interests to the Money Market ProFund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Money Market ProFund or subject to comparable variations in sales loads and other operating expenses. Therefore, investors in the Money Market ProFund should be aware that these differences may result in differences in returns experienced by investors in the different funds that may invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from DeAM, Inc. at 1-800-730-1313.

     The ProFunds' Board of Trustees believes that the Money Market ProFund will achieve certain efficiencies and economies of scale through the master-feeder structure, and that the aggregate expenses of the Money Market ProFund are no higher than if the Money Market ProFund invested directly in the securities held by the Portfolio.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio concentration and potential risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the Commission, whenever the Money Market ProFund is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Money Market ProFund and will cast all of its votes in the same proportion as the votes of the Money Market ProFund's shareholders. Money Market ProFund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Money Market ProFund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Money Market ProFund shareholders who do, in fact, vote.

     Certain changes in the Portfolio's investment objective, policies or restrictions may require the Money Market ProFund to withdraw its interest in the Portfolio. Such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Money Market ProFund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Money Market ProFund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

Potential Future Change to the Master-Feeder Fund Structure

     At a meeting held on April 25, 2001, shareholders of the Money Market ProFund approved an investment advisory agreement under which the Advisor may serve as investment advisor to the Money Market ProFund. Under the agreement, the Advisor is authorized to manage the assets of the Money Market ProFund directly, at which point the Money Market ProFund would no longer operate as a feeder fund investing its assets in the Portfolio. However, the Money Market ProFund's investment objective would not change, and the Advisor anticipates investing the Money Market ProFund's assets in the same types of high-quality, short-term, dollar-denominated money market securities in which the Portfolio may invest. In addition, it is anticipated that the Money Market ProFund generally would be subject to the same types of risks to which it currently is subject as a feeder fund investing its assets in the Portfolio. It is not anticipated that the Money Market ProFund's total operating expenses would exceed its current operating expenses as a feeder fund investing in the Portfolio.

                             INVESTMENT RESTRICTIONS

     Each ProFund and the Portfolio have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the ProFund or the Portfolio, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or
(ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A non-money market ProFund may not:

       1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities). This investment restriction is not applicable to the UltraSector ProFunds.

       2. Make investments for the purpose of exercising control or management. This investment restriction is not applicable to the UltraSector ProFunds.

       3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including, for the UltraSector ProFunds, REITS.

       4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

       5. Issue senior securities to the extent such issuance would violate applicable law.

       6. Borrow money, except that the ProFund (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

       7. Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

       8. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     For purposes of the ProFunds' (other than the UltraSector ProFunds) policy not to concentrate its assets in issuers in any particular industry, ProFunds use the industry group classifications provided by Bloomberg. Each UltraSector ProFund will concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the ProFunds' Prospectus and Statement of Additional Information, as they may be revised from time to time.

     THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS AND NON-FUNDAMENTAL INVESTMENT OPERATING POLICIES HAVE BEEN ADOPTED BY THE TRUST, WITH RESPECT TO THE MONEY MARKET PROFUND, AND BY THE PORTFOLIO. UNLESS AN INVESTMENT

INSTRUMENT OR TECHNIQUE IS DESCRIBED IN THE PROSPECTUS OR ELSEWHERE HEREIN, THE MONEY MARKET PROFUND AND THE PORTFOLIO MAY NOT INVEST IN THAT INVESTMENT INSTRUMENT OR ENGAGE IN THAT INVESTMENT TECHNIQUE.

     The investment restrictions below have been adopted by the Trust with respect to the Money Market ProFund and by the Portfolio as fundamental policies (as defined above). Whenever the Money Market ProFund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the Money Market ProFund shareholders and will cast its votes as instructed by the shareholders. The Money Market ProFund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing ProFund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

     Under investment policies adopted by the Money Market ProFund, and by the Portfolio, each of the Money Market ProFund and Portfolio may not:

       1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the ProFund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

       2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

       3. Invest more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, in any one issuer (other than U.S. government obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that (i) up to 25% of the assets of the ProFund and the Portfolio may be invested without regard to this restriction; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

       4. Invest more than 25% of the total assets of the ProFund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. government obligations; (ii) under normal market conditions more than 25% of the total assets of the Money Market ProFund and the Portfolio will be invested in obligations of U.S. and foreign banks and other financial institutions provided, however, that nothing in this investment restriction shall prevent a Trust from investing all or part of a ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

       5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

       6. Underwrite the securities issued by others (except to the extent the ProFund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, provided, however, that nothing in this investment restriction shall prevent the Trust from investing all of the ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

       7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the ProFund or the Portfolio from investing in obligations secured by real estate or interests therein.

     8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the ProFund and the Portfolio, the lending of portfolio securities.

     9. Invest more than an aggregate of 10% of the net assets of the ProFund or the Portfolio's, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund's assets in an open-end management investment company with substantially the same investment objective as the ProFund.

     10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFunds' assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

     12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

     13. Purchase or retain the securities of any issuer if any of the officers or trustees of the ProFund or the Portfolio or DeAM, Inc. owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

     14. Invest in warrants, except that the ProFund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the ProFund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the ProFund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the ProFund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

  ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the Portfolio (or, as applicable, the Trust, on behalf of the Money Market ProFund) will not as a matter of operating policy (except that no operating policy shall prevent the ProFund from investing all of its assets in an open-end investment company with substantially the same investment objective):

     (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (ProFund's) total assets (taken at market), except that the Portfolio (ProFund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

     (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (ProFund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

     (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     (v)       invest for the purpose of exercising control or management;

     (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (ProFund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (ProFund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Money Market ProFund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (ProFund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (ProFund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);

     (vii) invest more than 15% of the Portfolio's (ProFund's) total net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations; (iii) is rated one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (ProFund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

     (viii) with respect to 75% of the Portfolio's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (ProFund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

     (ix) if the Portfolio is "diversified," the ProFund, with respect to 75% of the value of its total assets, has invested no more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer*;

     (x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (ProFund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (ProFund) has no current intention to engage in short selling).

     *With respect to (ix) as an operating policy, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except for U.S. government obligations and repurchase agreements, which may be purchased without limitation.

     The Money Market ProFund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Portfolio, or any other registered investment company investing in the Portfolio, is registered.

DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the Equity ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange ("CME") are open for business. The net asset values of the shares of the Bond ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Board of Trade are open for business. The Money Market ProFund determines net asset value as of the close of business on each day the NYSE is open for business.

     To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.

     The net asset value of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund's assets attributed to a specific class (in the case of the Money Market ProFund, the value of its investment in the Portfolio), less all liabilities attributed to the specific class, by the number of outstanding shares of the class. If market quotations are not readily available, a security will be valued at fair value by the Trustees of ProFunds or by the Advisor using methods established or ratified by the Trustees of ProFunds. The Money Market ProFund's net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.

     The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing each security held by the Portfolio at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by the Portfolio will not be reflected in the Money Market ProFund's net asset value. The Board of Trustees of the Portfolio will monitor the valuation of assets of this method and will make such changes as it deems necessary to assure that the assets of the Portfolio are valued fairly in good faith.

     The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.


     Futures contracts are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.

     In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures contracts will be valued on the basis of fair value.




                      PORTFOLIO TRANSACTIONS AND BROKERAGE

NON-MONEY MARKET PROFUNDS

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

     The policy of each ProFund regarding purchases and sales of securities for a ProFund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement a ProFund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

      Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.


      Each ProFund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a ProFund's behalf. Each ProFund will be deemed to have received and accepted a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order. Customer orders will be priced at a ProFund's net asset value next computed after they are received from an authorized broker or the broker's authorized designee and accepted by the ProFund.




MONEY MARKET PROFUND AND THE PORTFOLIO

     Decisions to buy and sell securities and other financial instruments for the Money Market ProFund and the Portfolio are made by DeAM, Inc., which also is responsible for placing these transactions, subject to the overall review of the Portfolio's Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by DeAM, Inc. (the "Other Portfolios"), investments of the type the Portfolio may make may also be made by these Other Portfolios. When the Portfolio and one or more Other Portfolios or accounts managed by DeAM, Inc. are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by DeAM, Inc. to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

     Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. government obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     OTC purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Commission. Under rules adopted by the Commission, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

     In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, DeAM, Inc. seeks the best overall terms available. In assessing the best overall terms available for any transaction, DeAM, Inc. will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, DeAM, Inc. is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which DeAM, Inc. or its affiliates exercise investment discretion. DeAM, Inc.'s fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

     The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the Commission. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Money Market ProFund, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

     Each investor in the Portfolio, including the Money Market ProFund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its Net Asset Value ("NAV"). At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.


                                  See Next Page

  For the fiscal years ended December 31, 1999, 2000, and 2001, each non-money market ProFund paid brokerage commissions in the following amounts:

                              BROKERAGE COMMISSIONS
                                    FYE 12/31


                                                       1999           2000           2001
                                                       ----           ----           ----
Bull ProFund                                           $  103,401     $  846,200
UltraBull ProFund                                         273,433        667,359
Bear ProFund                                               14,180         12,588
UltraBear ProFund                                         112,090         84,154
UltraOTC ProFund                                        1,762,180        586,494
UltraShort OTC ProFund                                    170,455        190,586
UltraEurope ProFund (now Europe 30 ProFund)                21,312        116,293
UltraSmall-Cap ProFund                                         --      1,654,674
UltraMid-Cap ProFund                                           --        169,318
UltraJapan ProFund                                             --         47,300
OTC ProFund                                                    --          1,083
Biotechnology UltraSector ProFund                              --          2,366
Energy UltraSector ProFund                                     --            662
Financial UltraSector ProFund                                  --         82,442
Healthcare UltraSector ProFund                                 --         25,418
Internet UltraSector ProFund                                   --            140
Pharmaceuticals UltraSector ProFund                            --          1,238
Real Estate UltraSector ProFund                                --        200,658
Semiconductor UltraSector Profund                              --          7,174
Technology UltraSector ProFund                                 --          2,900
Telecommunications UltraSector ProFund                         --         15,399
Utilities UltraSector ProFund                                  --              0
Wireless Communications UltraSector ProFund                    --            718
[To be Updated]





     The UltraSmall-Cap ProFund, UltraMid-Cap ProFund, UltraJapan ProFund, OTC ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, and Wireless Communications UltraSector ProFund had not commenced operations as of December 31, 1999. The Mid-Cap ProFund, Small-Cap ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Leisure Goods & Services UltraSector ProFund, Industrial UltraSector ProFund, Oil Drilling, Equipment & Services UltraSector ProFund, and Precious Metals UltraSector ProFund had not commenced operations as of December 31, 2000. The _____________________ had not commenced operations as of December 31, 2001. [To be Updated]

                            MANAGEMENT OF PROFUNDS


Trustees and Officers

         The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) of the Trust, and each Trustee who is not an "interested person" of the Trust (a "non-interested Trustee"), are set forth below:


Trustees

------------------------------------------------------------------------------------------------------------------------
Name, Address, and Age              Position(s)      Term of        Principal           Number of          Other
                                     Held with      Office and    Occupation(s)        Portfolios      Directorships
                                     the Trust      Length of     During Past 5          in Fund      Held by Trustee
                                                   Time Served        Years              Complex
                                                                                       Overseen by
                                                                                         Trustee
------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
------------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds                 Trustee        10/97 -        Directorship,         84 [To be     Directorship, Inc.
7 Stag Lane                                        present        Inc. (Executive       Updated]
Greenwich, CT 06831                                               Recruitment):
Age:  44                                                          Managing
                                                                  Director, Chief
                                                                  Financial
                                                                  Officer, and
                                                                  Secretary,
                                                                  [dates];  Quadcom
                                                                  Services, Inc.
                                                                  [To be Updated]:
                                                                  President [dates]
------------------------------------------------------------------------------------------------------------------------
Michael C. Wachs                    Trustee        10/97 -        AMC Delancey          84 [To be
1528 Powder Mill Lane                              present        Investment Group,     Updated]
Wynnewood, PA 19096                                               Inc. (Real Estate
Age:  40                                                          Development):
                                                                  Vice President
                                                                  [dates];  First
                                                                  Union National
                                                                  Bank: Vice
                                                                  President/Senior
                                                                  Underwriter
                                                                  [dates];  First
                                                                  Union Capital
                                                                  Markets Corp:
                                                                  Vice President,
                                                                  Vice
                                                                  President/Senior
                                                                  Credit Officer,
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                  Vice
                                                                  President/Team
                                                                  Leader [dates]
------------------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------------------------------------------------------------------------------------------------------------
Michael L. Sapir*                  Trustee        4/97 - present  Chairman and        84 [To be
7900 Wisconsin Avenue,                                            Chief Executive     Updated]
Suite 300                                                         Officer of the
Bethesda, MD  20814                                               Advisor
Age:  43                                                          (5/97-present);
                                                                  Law Offices of
                                                                  Michael Sapir:
                                                                  Principal
                                                                  [dates];  Padco
                                                                  Advisors, Inc.:
                                                                  President and
                                                                  General Counsel
                                                                  [dates]; Jorden
                                                                  Burt Berenson &
                                                                  Klingensmith:
                                                                  Partner [dates]
------------------------------------------------------------------------------------------------------------------------

* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.


Executive Officers

----------------------------------------------------------------------------------------------------------------------
Name, Address, and Age           Position(s) Held with      Term of Office and Length     Principal Occupation(s)
                                         Trust                   of Time Served             During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Michael L. Sapir                 Chairman and Chief         4/97 - present                Chairman and Chief
7900 Wisconsin Avenue,           Executive Officer                                        Executive Officer of the
Suite 300                                                                                 Advisor (5/97-present);
Bethesda, MD 20814                                                                        Law Offices of Michael
Age: 43                                                                                   Sapir: Principal [dates];
                                                                                          Padco Advisors: President
                                                                                          and General Counsel
                                                                                          [dates]; Jorden Burt
                                                                                          Berenson & Klingensmith:
                                                                                          Partner [dates]
----------------------------------------------------------------------------------------------------------------------
Louis M. Mayberg                 Secretary                  4/97 - present                President of the Advisor
7900 Wisconsin Avenue,                                                                    (5/97-present);  Potomac
Suite 300                                                                                 Securities, Inc.:
Bethesda, MD  20814                                                                       President [dates]
Age: 39
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Gary R. Tenkman               Treasurer      [dates]      BISYS Fund Services: Vice
3435 Stelzer Road                                         President of Financial
Columbus, Ohio 43219                                      Services [dates];  Ernst &
Age:  31 [To be Updated]                                  Young LLP: Audit Manager,
                                                          Investment Management
                                                          Services Group [dates]

-----------------------------------------------------------------------------------


Board of Trustees

     Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Audit Committee

     The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held [__] meetings during the last year.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2001.


-----------------------------------------------------------------------------------------------------------
    Name of Trustee              Dollar Range of Equity Securities in       Aggregate Dollar Range of
                                               the Trust                    Equity Securities in All
                                                                              Registered Investment
                                     [Note: ranges are 1-$10,000,             Companies Overseen by
                                  $10,001-$50,000, $50,001-$100,000,     Trustee in Family of Investment
                                         or over $100,000]                          Companies
----------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III                        [_]                                     [_]
----------------------------------------------------------------------------------------------------------
Michael L. Sapir                                [_]                                     [_]
----------------------------------------------------------------------------------------------------------
Michael C. Wachs                                [_]                                     [_]
----------------------------------------------------------------------------------------------------------


         As of April [_], 2002, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.

         Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Advisor, the principal underwriter of the ProFunds, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds (not including registered investment companies) as of December 31, 2001.


---------------------------------------------------------------------------------------------------------
      Name of Trustee           Name of     Company   Title of Class      Value of    Percent of Class
                              Owners and                                 Securities
                            Relationships
                              to Trustee
---------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III           [_]        [_]         [_]               [$]            [%]
---------------------------------------------------------------------------------------------------------
Michael C. Wachs                   [_]        [_]         [_]               [$]            [%]
---------------------------------------------------------------------------------------------------------



         Other than those securities listed above, no non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds (not including registered investment companies) during the two most recently completed calendar years.

     No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     . the Trust;
     . an officer of the Trust;
     . an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;
     . an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;
     . the Advisor or the principal underwriter of the ProFunds, . an officer of the Advisor or the principal underwriter of the ProFunds;
     . a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds; or
     . an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds.

Trustee Compensation

     For the fiscal year ended December 31, 2001, the Trust paid the following compensation to the Trustees of the Trust:


---------------------------------------------------------------------------------------------------------------------
 Name of Person,              Aggregate           Pension or           Estimated                Total
    Position                Compensation          Retirement        Annual Benefits          Compensation
                             From Trust*      Benefits Accrued      Upon Retirement         From Trust and
                                               as Part of Trust                              Fund Complex
                                                  Expenses**                               Paid to Directors
---------------------------------------------------------------------------------------------------------------------
Michael L. Sapir,
Trustee, Chairman
and Chief-Executive         [          ]       [               ]     [             ]       [               ]
Officer
--------------------------------------------------------------------------------------------------------------------
Michael C. Wachs,
Trustee                     [          ]       [               ]     [             ]       [               ]
--------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds,
Trustee                     [          ]       [               ]     [             ]       [               ]
--------------------------------------------------------------------------------------------------------------------

* The Trust pays each Trustee who is not an employee of the Advisor or its affiliates a retainer fee at the rate of [$500 per calendar quarter, reasonable out-of-pocket expenses, $750 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $750 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone.] The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.


** The Trust does not accrue pension or retirement benefits as part of ProFund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

TRUSTEES AND OFFICERS OF THE PORTFOLIO:  [To be Updated]

     The Board of Trustees of the Portfolio ("Portfolio Trustees") is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Portfolio. In addition the Portfolio Trustees review contractual arrangements with companies that provide services to the Portfolio.

     The Portfolio Trustees and officers of the Portfolio, their birthdates and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

TRUSTEES OF THE PORTFOLIO:

     CHARLES P. BIGGAR (birth date: October 13, 1930) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex/1/; Retired; former Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

     S. LELAND DILL (birth date: March 28, 1930) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex/1/; Retired; former Partner, KPMG Peat Marwick; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Series Trust/2/ and Phoenix-Euclid Market Neutral Fund2; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco/2/. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

     MARTIN J. GRUBER (birth date: July 15, 1937) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex/1/; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA/2/; Trustee, SG Cowen Mutual Fund/2/; Trustee, Japan Equity Fund/2/; Trustee, Taiwan Equity Fund/2/. His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

     RICHARD HALE* (birth date: July 17, 1945) - President and CEO; Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex/1/; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds/2/; Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

     RICHARD J. HERRING (birth date: February 18, 1946) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex/1/; Jacob Safra Professor of International Banking and Professor of Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

_____________________
/1/ The "Deutsche Asset Management Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, and BT Investment Portfolios.

/2/  An investment company registered under the 1940 Act.

     BRUCE E. LANGTON (birth date: May 10, 1931) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex/1/; Retired; formerly, Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 - present); Member, Pension and Thrift Plans Investment Committee, Unilever U.S. Corporation (1989 - present)/3/; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988-present). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

     PHILIP SAUNDERS, JR. (birth date: October 11, 1935) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex/1/; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

     HARRY VAN BENSCHOTEN (birth date: February 18, 1928) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex/1/; Retired; Corporate Vice President, Newmont Mining Corporation (prior to 1987); Director, Canada Life Insurance of New York (Since 1987). His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

     The Board has an Audit Committee that meets with the Trust's independent accountants to review the financial statements of the Trust, the adequacy of internal controls, and the accounting procedures and policies of the Trust. Each member of the Board, except Mr. Hale, also is a member of the Audit Committee.

Officers of the Portfolio

     DANIEL O. HIRSCH (birth date: March 27, 1954) - Secretary of the Portfolio; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

     CHARLES A. RIZZO (birth date: August 5, 1958) - Treasurer of the Portfolio; Director and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

     No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust.

     Mssrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, Inc., or an affiliate, serves as principal underwriter.


______________________
/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934, as amended.

                      PORTFOLIO TRUSTEE COMPENSATION TABLE

     The following table reflects fees paid to the Portfolio Trustees for the year ended December 31, 2001.

                                AGGREGATE COMPENSATION
      NAME OF                          FROM CASH              TOTAL COMPENSATION
PERSON; POSITION                 MANAGEMENT PORTFOLIO*       FROM FUND COMPLEX**
----------------                 ---------------------       -------------------
Charles P. Biggar                  [$         ]                [$        ]
Trustee, Portfolio

S. Leland Dill                     [$         ]                [$        ]
Trustee, Portfolio

Martin J. Gruber                   [$         ]                [$        ]
Trustee, Portfolio

Richard Hale                       [$         ]                [$        ]
Trustee, Portfolio

Richard Herring                    [$         ]                [$        ]
Trustee, Portfolio

Bruce E. Langton                   [$         ]                [$        ]
Trustee, Portfolio

Philip Saunders, Jr.               [$         ]                [$        ]
Trustee, Portfolio

Harry Van Benschoten               [$         ]                [$        ]
Trustee, Portfolio


* The information provided is for Cash Management Portfolio for the Portfolio's most recent fiscal year ended December 31, 2001.

**      Aggregated information is furnished for the Deutsche Asset Management
Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.

INVESTMENT ADVISERS

PROFUND ADVISORS LLC

     Under an investment advisory agreement between the Advisor and the Trust, on behalf of each ProFund, dated October 28, 1997 and amended and restated February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24,
2000, and December 8, 2000 (the "Agreement" or "Advisory Agreement") and [To be Updated], each non-money market ProFund, except the UltraJapan ProFund, pays the Advisor a fee at an annualized rate, based on its average daily net assets of 0.75%. Under the Agreement, the UltraJapan ProFund pays the Advisor a fee at an annualized rate, based on its average daily net assets of 0.90% [Effective September 4, 2001, the Europe 30 ProFund (formerly the UltraEurope ProFund) pays the Advisor a fee at an annualized rate, based on its average daily net assets of 0.75% rather than the 0.90% fee rate it paid prior to September 4, 2001.] The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFunds' shares. The Advisor's address is 7501 Wisconsin Avenue, 10/th/ Floor, Bethesda, Maryland 20814.

     In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

 .    The investment advisory fee payable to ProFund Advisors under the Advisory
     Agreement is fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Advisor's relationship with the ProFunds, and the comparability of the fee to fees paid by other investment companies;

 .    The nature, quality and extent of the investment advisory services expected to be provided by ProFund Advisors, in light of the high quality services provided by the Advisor in its management of the ProFunds and the ProFunds' historic performance;

 .    The Advisors' representations regarding its staffing and capabilities to manage the ProFunds, including the retention of personnel with relevant portfolio management experience; and

 .    The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of the each ProFund and its shareholders.

     Shareholders of the Money Market ProFund, on April 25, 2001, approved an investment advisory agreement between the Trust, on behalf of the Money Market ProFund, and ProFund Advisors under which ProFund Advisors serves as investment advisor of the Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of the Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisers directly invests the assets of the Money Market ProFund.

     For the fiscal years ended December 31, 1999, 2000, and 2001, the Advisor was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the ProFunds:

                                  ADVISORY FEES
                                    FYE 12/31

                                                           1999                         2000                       2001
                                                  Earned         Waived          Earned        Waived       Earned        Waived
                                              ------------------------------------------------------------------------------------
Bull ProFund                                    $  256,852     $   19,821     $  490,079              -
UltraBull ProFund                                1,126,462             --      1,396,815              -
Bear ProFund                                       104,541        23, 324         51,733         13,458
UltraBear ProFund                                  458,760             --        316,582              -
UltraOTC ProFund                                 3,446,266             --      9,026,371              -
UltraShort OTC ProFund                             499,786             --        512,256              -
UltraEurope ProFund (now Europe 30 ProFund)         41,329         41,329         66,373         66,373
UltraSmall-Cap ProFund                                  --             --        264,648         72,542
UltraMid-Cap ProFund                                    --             --        198,179              -
UltraJapan ProFund                                      --             --         34,389         21,932
OTC ProFund                                             --             --         22,544              -
Biotechnology UltraSector ProFund                       --             --         33,012         10,881
Energy UltraSector ProFund                              --             --         12,608         12,608
Financial UltraSector ProFund                           --             --         33,345         10,188
Healthcare UltraSector ProFund                          --             --         22,775          7,319
Internet UltraSector ProFund                            --             --          5,968          5,968

                                  ADVISORY FEES
                                    FYE 12/31

Pharmaceuticals UltraSector ProFund                     --             --         16,445         10,283
Real Estate UltraSector ProFund                         --             --         53,294         26,081
Semiconductor UltraSector ProFund                       --             --         12,275         12,275
Technology UltraSector ProFund                          --             --          5,094          5,094
Telecommunications UltraSector ProFund                  --             --          4,771          4,771
Utilities UltraSector ProFund                           --             --         10,798          9,533
Wireless Communications UltraSector ProFund             --             --          6,448          6,448
[To be Updated]


The UltraSmall-Cap ProFund, UltraMid-Cap ProFund, UltraJapan ProFund, OTC ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, and Wireless Communications UltraSector ProFund had not commenced operations as of December 31, 1999. The Mid-Cap ProFund, Small-Cap ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Leisure Goods & Services UltraSector ProFund, Industrial UltraSector ProFund, Oil Drilling, Equipment & Services UltraSector ProFund, and Precious Metals UltraSector ProFund had not commenced operations as of December 31, 2000. The _________________________ ProFunds had not commenced operations as of December 31, 2001. [To be Updated]

     The Advisor may pay, out of its own assets and at no cost to the ProFunds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the ProFunds' shares. For the fiscal year ended December 31, 2001, the Advisor paid intermediaries, out of its own assets, for costs associated with these administrative and distribution services, the following amounts for the indicated ProFunds:

                                                 Percentage of ProFund's Average
ProFund                    Amount ($)            Daily Net Assets
-------                    ----------            ----------------

[To be Updated]

DEUTSCHE ASSET MANAGEMENT, INC.

     Under the terms of an investment advisory agreement (the "Advisory Agreement") between the Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc."), DeAM, Inc. currently manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. DeAM, Inc. will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's and/or the Money Market ProFund's investment objectives, restrictions and policies, as stated herein and in the Prospectus; (iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

     DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital market companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

     DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc. On April 30, 2001, the investment adviser to the Portfolio changed from Bankers Trust Company to DeAM, Inc.

     DeAM, Inc. bears all expenses in connection with the performance of services under the Advisory Agreement. The Money Market ProFund and the Portfolio bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or Portfolio who are not officers, directors or employees of DeAM, Inc., the Advisor, the administrator or any of their affiliates; SEC fees and state Blue Sky qualification fees, if any; administrative and services fees; certain insurance premiums, outside auditing and legal expenses, and costs of maintenance of corporate existence; costs attributable to investor services, including without limitation, telephone and personnel expenses; and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

     For the fiscal years ended December 31, 2001, 2000, and 1999, Banker's Trust, the investment advisor to the Portfolio prior to DeAM, Inc., earned $________________, $12,843,718 and $10,613,250, respectively, in compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust, the predecessor to DeAM, Inc., reimbursed $___________________ , $1,881,361 and $1,445,608, respectively, to the Portfolio to cover expenses.

     DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Portfolio is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate.

CODES OF ETHICS

     The Trust, the Advisor, and ProFunds Distributors, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTING AGENT

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under Federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.

     For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily net assets of $0 to $300 million to .05% of average daily net assets of $1 billion and over. BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds and BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters ($1,100,000). The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     For the fiscal years ended December 31, 1999, 2000, and 2001, BISYS, as Administrator, was entitled to, and voluntarily waived, administration fees in the following amounts for each of the ProFunds:

                               ADMINISTRATION FEES
                                    FYE 12/31

                                                            1999                         2000                      2001
                                                    Earned         Waived         Earned       Waived       Earned       Waived
                                                ------------------------------------------------------------------------------
Bull ProFund                                    $   42,221     $    1,621     $   57,115           --
UltraBull ProFund                                  218,932         19,797        163,428           --
Bear ProFund                                        19,034            429          6,047           --
UltraBear ProFund                                   96,949         11,660         36,981           --
UltraOTC ProFund                                   691,106         87,526      1,046,205           --
Money Market ProFund                               189,248             --        291,472           --
UltraShort OTC ProFund                             100,112         10,042         60,183           --
UltraEurope ProFund (now Europe 30 ProFund)          6,888             --         75,000           --
UltraSmall-Cap ProFund                                  --             --         31,137           --
UltraMid-Cap ProFund                                    --             --         23,673           --
UltraJapan ProFund                                      --             --          3,344           --
OTC ProFund                                             --             --          2,994           --
Biotechnology UltraSector ProFund                       --             --          3,977           --
Energy UltraSector ProFund                              --             --          1,537           --
Financial UltraSector ProFund                           --             --          4,057           --
Healthcare UltraSector ProFund                          --             --          2,769           --
Internet UltraSector ProFund                            --             --            706           --
Pharmaceuticals UltraSector ProFund                     --             --          1,998           --
Real Estate UltraSector ProFund                         --             --          6,370           --
Semiconductor UltraSector ProFund                       --             --          1,481           --
Technology UltraSector ProFund                          --             --            615           --
Telecommunications UltraSector ProFund                  --             --            578           --
Utilities UltraSector ProFund                           --             --          1,324           --
Wireless Communications UltraSector ProFund             --             --            767           --
[To Be Updated]



     The UltraSmall-Cap ProFund, UltraMid-Cap ProFund, UltraJapan ProFund, OTC ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, and Wireless Communications UltraSector ProFund had not commenced operations as of December 31, 1999. The Mid-Cap ProFund, Small-Cap ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Leisure Goods & Services UltraSector ProFund, Industrial UltraSector ProFund, Oil Drilling, Equipment & Services UltraSector ProFund, and Precious Metals UltraSector ProFund had not commenced operations as of December 31, 2000. The __________________ProFunds had not commenced operations as of December 31, 2001. [To be Updated]

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds and feeder fund management and administrative services to the Money Market ProFund. These services include monitoring the performance of the underlying investment company in which the Money Market ProFund invests, coordinating the Money Market ProFund's relationship with that investment company, and communicating with the Trust's Board of Trustees and shareholders regarding such entity's performance and the Money Market ProFund's two tier structure and, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the Money Market ProFund. For these services, the ProFunds will pay to ProFunds Advisors LLC a fee at the annual rate of .15% of its average daily net assets for all non-money market ProFunds and .35% of its average daily net assets for the Money Market ProFund.

     If the Trust's Board of Trustees terminates the Money Market ProFund's master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors for client support and administrative services under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of the Money Market ProFund.

     For the fiscal years ended December 31, 1999, 2000, and 2001, the Advisor was entitled to, and voluntarily waived, management services fees in the following amounts for each of the ProFunds:


                            MANAGEMENT SERVICES FEES
                                    FYE 12/31

                                                        1999                         2000                        2001
                                                Earned        Waived         Earned         Waived       Earned        Waived
                                             -------------------------------------------------------------------------------------
Bull ProFund                                 $  51,512      $ 22,746     $   98,017              -
UltraBull ProFund                              225,294            --        279,366              -
Bear ProFund                                    20,908        17,841         10,347         10,347
UltraBear ProFund                               91,752            --         63,317              -
UltraOTC ProFund                               689,257            --      1,805,292              -
Money Market ProFund                           744,520            --        291,472              -
UltraShort OTC ProFund                          99,958            --        102,452              -
UltraEurope ProFund (now Europe 30 ProFund)      6,888         6,888         11,062         11,062
UltraSmall-Cap ProFund                              --            --         52,930         52,930
UltraMid-Cap ProFund                                --            --         39,636         39,347
UltraJapan ProFund                                  --            --          5,732          5,732
OTC ProFund                                         --            --          4,831              -
Biotechnology UltraSector ProFund                   --            --          6,602          6,602
Energy UltraSector ProFund                          --            --          2,522          2,522
Financial UltraSector ProFund                       --            --          6,669          6,669
Healthcare UltraSector ProFund                      --            --          4,555          4,555
Internet UltraSector ProFund                        --            --          1,194          1,194
Pharmaceuticals UltraSector ProFund                 --            --          3,289          3,289
Real Estate UltraSector ProFund                     --            --         10,659         10,659
Semiconductor UltraSector ProFund                   --            --          2,455          2,455
Technology UltraSector ProFund                      --            --          1,019          1,019
Telecommunications UltraSector ProFund              --            --            954            954
Utilities UltraSector ProFund                       --            --          2,160          2,160
Wireless Communications UltraSector ProFund         --            --          1,290          1,290
[To Be Updated]



     The UltraSmall-Cap ProFund, UltraMid-Cap ProFund, UltraJapan ProFund, OTC ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, and Wireless Communications UltraSector ProFund had not commenced operations as of December 31, 1999. The Mid-Cap ProFund, Small-Cap ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Leisure Goods & Services UltraSector

ProFund, Industrial UltraSector ProFund, Oil Drilling, Equipment & Services UltraSector ProFund, and Precious Metals UltraSector ProFund had not commenced operations as of December 31, 2000. The ________________________ Funds had not commenced operations as of December 31, 2001.

     Under an Administration and Services Agreement, DeAM, Inc. is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deems necessary for the proper administration of the Portfolio. DeAM, Inc. will generally assist in all aspects of the Portfolio's operations and will: supply and maintain office facilities (which may be in DeAM, Inc.'s own offices); statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Portfolio); internal auditing, executive and administrative services; and information and supporting data for reports to and filings with the Commission and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Portfolio; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services. Pursuant to a sub-administration agreement (the "Sub-Administration Agreement") Federated Securities Company performs sub-administration duties for the Portfolio as from time to time may be agreed upon by DeAM, Inc. and Federated Securities Company. The Sub-Administration Agreement provides that Federated Securities Company will receive such compensation as from time to time may be agreed upon by Federated Securities Company and DeAM, Inc All such compensation will be paid by DeAM, Inc.

     For the fiscal years ended December 31, 2001, 2000, and 1999, Bankers Trust, the predecessor to DeAM, Inc., earned compensation of $_________________, $4,281,239 and 3,539,131, respectively, for administrative and other services provided to the Portfolio.


CUSTODIAN

     UMB Bank, N.A. acts as custodian to the non-money market ProFunds. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.

INDEPENDENT ACCOUNTANTS

     [_] serves as independent auditors to the ProFunds. [_] provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. [_] is located at 100 East Broad Street, Columbus, Ohio 43215.


LEGAL COUNSEL

     Dechert serves as counsel to the ProFunds. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006-2401.

DISTRIBUTOR

     ProFunds Distributors, Inc. serves as the distributor and principal underwriter in all fifty states and the District of Columbia. ProFunds Distributors, Inc. receives no compensation from the ProFunds for serving as distributor. ProFunds Distributors, Inc.'s address is 3435 Stelzer Road, Columbus, Ohio 43219.


DISTRIBUTION AND SERVICE PLAN

     The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers and investment advisors ("Authorized Firms") up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and shareholder services. Under the

Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

     The Distribution and Service Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution and Service Plan in connection with their annual consideration of the Distribution and Service Plan's renewal. The Distribution and Service Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of ProFunds Distributors, Inc., securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing sales and marketing materials;
(5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders; (7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts; (9) answering questions and handling correspondence for individual accounts; (10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment "sweep" functions; and (13) furnishing investment advisory services.

     The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements, voted to adopt the Distribution and Service Plan and Distribution and Service Agreements at a meeting called for the purpose of voting on such Distribution and Service Plan and Distribution and Service Agreements on January 26, 2001. The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected ProFund on not more than 60 days' written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the ProFunds and holders of Service Shares of the ProFunds. In the Trustees' quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

     The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.


     The Distribution and Service Plan is the successor to a Shareholder Services Plan, which provided for the financing of certain of the services detailed above. At a meeting held on January 26, 2001, the Trustees reduced the fee payable under the Shareholder Services Plan from 1.00% (on an annual basis) of the average daily net assets attributable to Service Class shares to a rate equal to 0.25%, effective at the close of business on January 30, 2001, and terminated the Shareholder Services Plan effective 60 days after January 30, 2001. For the fiscal year ended December 31, 2001, each of the following ProFunds paid fees under the Plans to authorized financial intermediaries, in the following amounts:

                                PLAN FEES*
                               FYE 12/31/01

              Bull ProFund
              UltraBull ProFund
              Bear ProFund
              UltraBear ProFund
              UltraOTC ProFund
              Money Market ProFund
              UltraShort OTC ProFund
              UltraEurope ProFund (now Europe 30 ProFund)
              UltraSmall-Cap ProFund
              UltraMid-Cap ProFund
              UltraJapan ProFund
              OTC ProFund
              Biotechnology UltraSector ProFund
              Energy UltraSector ProFund
              Financial UltraSector ProFund
              Healthcare UltraSector ProFund
              Internet UltraSector ProFund
              Pharmaceuticals UltraSector ProFund
              Real Estate UltraSector ProFund
              Semiconductor UltraSector ProFund
              Technology UltraSector ProFund
              Telecommunications UltraSector ProFund
              Utilities UltraSector ProFund
              Wireless Communications UltraSector ProFund
              [To Be Updated]

     The ______________ Funds had not commenced operations as of December 31, 2001. [To be Updated]

                               COSTS AND EXPENSES

     Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds (the "Trust") is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future. Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

     All shares of the ProFund are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds' shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

         If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

                                 CAPITALIZATION


     As of April [ ], 2002, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of the ProFunds or classes except as set forth below: [To be Updated]:

MONEY MARKET PROFUND--INVESTOR SHARES          TOTAL SHARES       PERCENTAGE
-------------------------------------          ------------       ----------

Millennium Trust Company LLC                   47,666,031.735     10.3583%
15255 S. 94th Ave., 3rd Floor
Orland Park, IL 60462

Millennium Trust Company LLC                   26,909,142.030      5.8476%
15255 S. 94th Ave 3rd Floor
Orland Park, IL 60462

Aswan Investment LP                            35,111,854.289      7.6302%
P O Box 620046
Woodside, CA  94104

Alps International Fund 1 Ltd                  40,786,829.896      8.8634%
600 Central Ave.,  Ste 230
Highland Park, IL 60035

MONEY MARKET PROFUND--SERVICE SHARES           TOTAL SHARES       PERCENTAGE
------------------------------------           ------------       ----------

Aurum Sts Aggressive Trading LLC                9,555,492.739      5.8608%
120 Montgomery St., 1575
San Francisco, CA 94101

BULL PROFUND--INVESTOR SHARES                  TOTAL SHARES       PERCENTAGE
-----------------------------                  ------------       ----------

Ashok Patel                                        42,423.060     16.9146%
998 NW 9th Ct.
Boca Raton, FL 33486

Hansa Patel                                        20,207.496      8.0570%

Viraj Patel Trust
998 NW 9th Ct.
Boca Raton, FL 33486

Charles Schwab and Co., Inc.                         30,176.701     12.0319%
101 Montgomery St.
San Francisco, CA 94104

Trust Company Of America                             15,063.981      6.0062%
P O Box 6503
Englewood, CO 80112

Ashok Patel                                          63,522.852     25.3274%
GBV International Ltd
998 9th Ct., NW
Boca Raton, Fl 33486

BULL PROFUND--SERVICE SHARES                      TOTAL SHARES      PERCENTAGE
----------------------------                      ------------      ----------

First Trust Corporation                               9,440.386     10.5503%
P O Box 173736
Denver, CO 80217

Geraldine M. Peiffer                                  4,485.342      5.0127%
6541 Forest Ave.
Hammond, IN 46324

ULTRABULL PROFUND--INVESTOR SHARES                TOTAL SHARES      PERCENTAGE
----------------------------------                ------------      ----------

National Investor Services Corp.                  1,097,827.500     21.7967%
55 Water St., 32nd Fl.
New York, NY  10041

Charles Schwab and Co., Inc.                        694,896.288     13.7968%
101 Montgomery St.
San Francisco, CA 94104

ULTRABULL PROFUND--SERVICE SHARES                 TOTAL SHARES      PERCENTAGE
---------------------------------                 ------------      ----------

National Investor Services Corp.                    122,336.366      6.0786%
55 Water St., 32nd Fl.
New York, NY  10041

Trust Company of America                            155,486.056      7.7258%
PO Box 6503
Englewood, CO 80155

BEAR PROFUND--INVESTOR CLASS SHARES               TOTAL SHARES      PERCENTAGE
-----------------------------------               ------------      ----------

Charles Schwab and Co., Inc.                         21,752.058     12.3172%
101 Montgomery St.
San Francisco, CA 94104

ABN AMRO Incorporated                                83,951.719     47.5381%
P O Box 6108
Chicago IL 60680-6108

BEAR PROFUND--SERVICE SHARES                                      TOTAL SHARES          PERCENTAGE
----------------------------                                      ------------          ----------
Trustlynx & Co.                                                       9,253.639         91.8522%
P O Box 173736
Denver, CO 80217

Morgan Keegan Company                                                   525.000          5.2112%
14 Court Street
Staten Island, NY 10304

ULTRABEAR PROFUND--INVESTOR SHARES                                TOTAL SHARES          PERCENTAGE
----------------------------------                                ------------          ----------

Donaldson Lufkin & Jenrette Sec Corp.                                85,099.134          5.5934%
PO Box 2052
Jersey City, NJ 07303
First Trust Corporation                                             146,417.872          9.6237%
PO Box 173736
Denver, CO 80217

Charles Schwab and Co., Inc.                                        491,616.463         32.3129%
101 Montgomery St.
San Francisco, CA 94104

ULTRABEAR PROFUND--SERVICE SHARES                                 TOTAL SHARES          PERCENTAGE
---------------------------------                                 ------------          ----------

Donaldson Lufkin & Jenrette Sec Corp.                                21,428.031         25.7096%
PO Box 2052
Jersey City, NJ 07303

National Investor Services Corp.                                     10,357.348         12.4269%
55 Water St., 32nd Fl.
New York, NY 10041

Trust Company Of America                                             19,492.754         23.3877%
7103 S. Revere Pky.
Englewood, CO 80112

ULTRAOTC PROFUND--INVESTOR SHARES                                 TOTAL SHARES          PERCENTAGE
---------------------------------                                 ------------          ----------

National Investor Services Corp.                                  2,965,556.336         11.3008%
55 Water St., 32nd Fl.
New York, NY 10041

Charles Schwab and Co., Inc.                                      6,124,507.588         23.3386%
101 Montgomery St.
San Francisco, CA 94104

ULTRAOTC PROFUND--SERVICE SHARES                                  TOTAL SHARES          PERCENTAGE
--------------------------------                                  ------------          ----------

Donaldson Lufkin & Jenrette Sec Corp.                               391,189.484         15.7526%
PO Box 2052
Jersey City, NJ 07303

National Investor Services Corp.                                    470,579.350         18.9495%
55 Water St., 32nd Fl.

New York, NY 10041

ULTRASHORT OTC PROFUND--INVESTOR SHARES                           TOTAL SHARES          PERCENTAGE
---------------------------------------                           ------------          ----------
National Investor Services Corp.                                   88,772.715           10.4623%
55 Water St., 32nd Fl.
New York, NY 10041

Charles Schwab and Co., Inc.                                      249,374.917           29.3901%
101 Montgomery St.
San Francisco, CA 94104

ULTRASHORT OTC PROFUND--SERVICE SHARES                            TOTAL SHARES          PERCENTAGE
--------------------------------------                            ------------          ----------

Donaldson Lufkin & Jenrette Sec Corp.                               6,038.962           16.7534%
PO Box 2052
Jersey City, NJ 07303

National Investor Services Corp.                                    4,759.279           13.2032%
55 Water St., 32nd Fl.
New York, NY 10041

Trustlynx & Co.                                                     2,644.650            7.3368%
P O Box 173736
Denver, CO 80217

FTC & Co.                                                           7,723.088           21.4255%
PO Box 173736
Denver, CO 80217

Douglas James Lober                                                 4,533.854           12.5779%
35 Beverly Rd.
Wellesley, MA 02481

Arnold C. Greenberg                                                 2,503.756            6.9459%
61 S. Main St., Ste. 211
Hartford, CT 06107

ULTRAEUROPE PROFUND (currently the Europe 30 ProFund)             TOTAL SHARES          PERCENTAGE
-------------------                                               ------------          ----------
--INVESTOR SHARES
-----------------

Robert Link Rundorff                                                9,262.797           10.6698%
202 Crestview Dr.
Johnstown, PA 15904

PFPC                                                                6,183.791            7.1231%
211 S. Gulph Rd.
King Of Prussia, PA 19406

Bruce R. Intihar                                                    5,168.517            5.9536%
1139 Huntingdon Dr.
San Jose, CA 95129

ULTRAEUROPE PROFUND (currently the Europe 30 ProFund)             TOTAL SHARES          PERCENTAGE
-------------------                                               ------------          ----------
--SERVICE SHARES
----------------
Donaldson Lufkin & Jenrette Sec Corp.                               3,054.092           25.4558%
PO Box 2052
Jersey City, NJ 07303

Howard Roberts                                                        610.755            5.0906%
2522 Waterford Rd.
Auburn, AL 36832

David G. Mock                                                         712.727            5.9406%
W170 N8796 Sheridan Dr.
Menomonee Falls, WI 53051

Wayne W. Schulz                                                       654.516            5.4554%
660 Crescent Ln
Lakewood, CO 80215

ULTRASMALL-CAP PROFUND--INVESTOR SHARES                           TOTAL SHARES          PERCENTAGE
---------------------------------------                           ------------          ----------

National Investor Services Corp.                                  117,351.381           16.9622%
55 Water St., 32nd Fl.
New York, NY 10041

Charles Schwab and Co., Inc.                                      109,075.288           15.7659%
101 Montgomery St.
San Francisco, CA 94104

ULTRASMALL-CAP PROFUND--SERVICE SHARES                            TOTAL SHARES          PERCENTAGE
--------------------------------------                            ------------          ----------

National Investor Services Corp.                                   18,512.969           14.9532%
55 Water St., 32nd Fl.
New York, NY 10041

Wexford Clearing Services Corp. FBO                                 6,615.944            5.3438%
Ross, CA 94957

Wexford Clearing Services Corp. FBO                                 8,906.660            7.1941%
45 Vista Tiburon Dr.
Tiburon, CA 94920

ULTRAMID-CAP PROFUND--INVESTOR SHARES                             TOTAL SHARES          PERCENTAGE
-------------------------------------                             ------------          ----------

First Trust Corporation                                           584,529.271           60.8784%
P O Box 173736
Denver, CO 80217

Charles Schwab and Co., Inc.                                       53,138.936            5.5344%
101 Montgomery St.
San Francisco, CA 94104

ULTRAMID-CAP PROFUND--SERVICE SHARES                              TOTAL SHARES          PERCENTAGE
------------------------------------                              ------------          ----------

Donaldson Lufkin & Jenrette Sec Corp.                               3,212.616            7.3455%
PO Box 2052

Jersey City, NJ  07303

National Investor Services Corp.                  20,678.812         47.2811%
55 Water St., 32nd Fl.
New York, NY  10041

First Trust Corporation                            7,338.361         16.7788%
P O Box 173736
Denver, CO  80217

ULTRAJAPAN PROFUND--INVESTOR SHARES              TOTAL SHARES        PERCENTAGE
-----------------------------------              ------------        ----------

First Trust Corporation                           18,544.195          9.0511%
P O Box 173736
Denver, CO  80217

Charles Schwab and Co., Inc.                      14,381.035          7.0192%
101 Montgomery St.
San Francisco, CA  94104

Dean Witter Reynolds                              10,798.479          5.2706%
333 Market Street
San Francisco, CA  94105

NFSC FEBO 122-218626                              15,513.123          7.5717%
10439 Stonebridge Blvd.
Boca Raton, FL  33498

ULTRAJAPAN PROFUND--SERVICE SHARES               TOTAL SHARES        PERCENTAGE
----------------------------------               ------------        ----------

Trust Company of America                         511,302.000         87.2075%
7103 S. Revere Pky.
Englewood, CO 80112

Trust Company of America                          56,778.000          9.6840%
7103 S. Revere Pky.
Englewood, CO 80112

OTC PROFUND--INVESTOR SHARES                     TOTAL SHARES        PERCENTAGE
----------------------------                     ------------        ----------

Stuart Macphail                                   19,122.838         13.3444%
9238 Russell Ave., S.
Bloomington, MN 55431

Richard A. Absler                                  7,602.746          5.3054%
Linda J Absler
335 Fuego Ave.
Pomona, CA 91767

James Flack                                       10,760.558          7.5090%
15410 Township Rd., 211
Loudonville, OH  44842

James M. Olander                                  17,756.186         12.3907%
Patricia C Olander
3885 S. Decatur Blvd., Ste. 2010

Las Vegas, NV 89103

David S. Ng                                       7,674.597            5.3555%
Annie H Ng
31 Farm Ln
Hillsborough, CA 94010

John E. Simons                                   13,812.155            9.6385%
PO Box 6027, Pouch 0006
Schenectady, NY 12301

OTC PROFUND--SERVICE SHARES                      TOTAL SHARES        PERCENTAGE
---------------------------                      ------------        ----------

National Investor Services Corp.                  5,262.046           14.9675%
55 Water St., 32nd Fl.
New York, NY 10041

Prince Street Partners LP                        10,037.974           28.5523%
127 S. Fairfax St., Pmb 350
Alexandria, VA 22314

The Sentry Fund LP                               11,433.166           32.5208%
127 S. Fairfax St., Pmb 350
Alexandria, VA 22314

Wexford Clearing Services Corp., FBO              2,581.907            7.3440%
Piedmont, CA 94611

BASIC MATERIALS ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES        PERCENTAGE
------------------------                         ------------        ----------

Bisys Fund Services                                   1.000          100.0000%
3435 Stelzer Rd.
Columbus, OH 43219

BASIC MATERIALS ULTRASECTOR
PROFUND--SERVICE SHARES                          TOTAL SHARES        PERCENTAGE
-----------------------                          ------------        ----------

Bisys Fund Services                                   1.000          100.0000%
3435 Stelzer Rd.
Columbus, OH 43219

BIOTECHNOLOGY ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES        PERCENTAGE
------------------------                         ------------        ----------

National Investor Services Corp.                 36,797.776           19.8676%
55 Water St., 32nd Fl.
New York, NY 10041

Saigon Incorporated                              53,601.136           28.9400%
PO Box 890225
Houston, TX 77289

BIOTECHNOLOGY ULTRASECTOR
PROFUND--SERVICE SHARES                        TOTAL SHARES         PERCENTAGE
-----------------------                        ------------         ----------

National Investor Services Corp.               1,236.000              7.1359%
55 Water St., 32nd Fl.
New York, NY  10041

Wexford Clearing Services Corp., FBO           4,502.476             25.9945%
45 Vista Tiburon Dr.
Tiburon, CA  94920

Gale S. Willoughby Hills Garden                1,836.547             10.6031%
2730 Som Center Road
Willoughby Hills, OH 44094

David G. Mock                                  1,045.478              6.0359%
W170 N8796 Sheridan Dr.
Menomonee Falls, WI  53051

Trustlynx & Co.                                3,169.752             18.3002%
P O Box 173736
Denver, CO  80217

Terence Jackson                                2,512.563             14.5060%
1039 Spencer Ave.
San Jose, CA  95125

CONSUMER CYCLICAL ULTRASECTOR
PROFUND--INVESTOR SHARES                       TOTAL SHARES         PERCENTAGE
------------------------                       ------------         ----------

Bisys Fund Services                                1.000            100.0000%
3435 Stelzer Rd.
Columbus, OH  43219

CONSUMER CYCLICAL ULTRASECTOR
PROFUND--SERVICE SHARES                        TOTAL SHARES         PERCENTAGE
-----------------------                        ------------         ----------

Bisys Fund Services                                1.000            100.0000%
3435 Stelzer Rd.
Columbus, OH  43219

CONSUMER NON-CYCLICAL ULTRASECTOR
PROFUND--INVESTOR SHARES                       TOTAL SHARES         PERCENTAGE
------------------------                       ------------         ----------

Bisys Fund Services                                1.000            100.0000%
3435 Stelzer Rd.
Columbus, OH  43219

CONSUMER NON-CYCLICAL ULTRASECTOR
PROFUND--SERVICE SHARES                        TOTAL SHARES         PERCENTAGE
-----------------------                        ------------         ----------

Bisys Fund Services                                1.000            100.0000%
3435 Stelzer Rd.
Columbus, OH  43219

ENERGY ULTRASECTOR
PROFUND--INVESTOR SHARES                           TOTAL SHARES          PERCENTAGE
------------------------                           ------------          ----------
National Investor Services Corp.                   16,725.609            27.3392%
55 Water St., 32nd Fl.
New York, NY 10041

NFSC FEBO 122-218626                                5,596.170             9.1474%
10439 Stonebridge Blvd.
Boca Raton, FL 33498

ENERGY ULTRASECTOR
PROFUND--SERVICE SHARES                            TOTAL SHARES          PERCENTAGE
-----------------------                            ------------          ----------

National Investor Services Corp.                    5,103.269            29.4712%
55 Water St., 32nd Fl.
New York, NY 10041

Robert D. Briesch                                   1,051.373             6.0716%
Box 432
Chester Springs, PA 19425

Trustlynx & Co.                                     2,756.767            15.9203%
P O Box 173736
Denver, CO 80217

FINANCIAL ULTRASECTOR
PROFUND--INVESTOR SHARES                           TOTAL SHARES          PERCENTAGE
------------------------                           ------------          ----------

National Investor Services Corp.                   48,221.603            33.1402%
55 Water St., 32nd Fl.
New York, NY 10041

FINANCIAL ULTRASECTOR
PROFUND--SERVICE SHARES                            TOTAL SHARES          PERCENTAGE
-----------------------                            ------------          ----------

National Investor Services Corp.                    9,842.206            49.4308%
55 Water St., 32nd Fl.
New York, NY 10041

First Trust Corporation                               998.393             5.0143%
P O Box 173736
Denver, CO 80217

Gale S. Willoughby Hills Garden                     2,345.216            11.7784%
2730 Som Center Road
Willoughby Hills, OH 44094

Trustlynx & Co.                                     1,167.225             5.8622%
P O Box 173736
Denver, CO 80217

HEALTHCARE ULTRASECTOR
PROFUND--INVESTOR SHARES                           TOTAL SHARES          PERCENTAGE
------------------------                           ------------          ----------

First Trust Corporation                             3,821.599             9.7742%

P O Box 173736
Denver, CO 80217

National Investor Services Corp.                3,884.445              9.9349%
55 Water St., 32nd Fl.
New York, NY 10041

Lee M. Baccus                                   4,725.898             12.0870%
Fred W Baccus
3561 Pr 4070
Jewett, TX 75846

Stanley R. Mayberg                              2,742.301              7.0137%
Annabelle S. Mayberg
11422 Schrandt Dr.
Garden Grove, CA 92840

Profund Advisors LLC                            3,847.302              9.8399%
7900 Wisconsin Ave., Ste. 300
Bethesda, MD 20814

William H. Howard, Jr.                          2,482.622              6.3496%
3763 Elmora
Houston, TX 77005

HEALTHCARE ULTRASECTOR
PROFUND--SERVICE SHARES                         TOTAL SHARES          PERCENTAGE
-----------------------                         ------------          ----------

Samuel D. Santa Rita                              610.595              7.3129%
4303 Glann Rd.
Toledo, OH 43607

Hemalatha Sabapathy                               844.893             10.1190%
44 Harbor Rd., Harbor Acres
Sands Point, NY 11050

NFSC FEBO C6A-207489                            1,559.252             18.6746%
1846 Mountain Top Road
Bridgewater, NJ 08807

Trustlynx & Co.                                 1,066.371             12.7715%
P O Box 173736
Denver, CO 80217

NFSC FEBO 150-526657                              511.725              6.1287%
28 Fox Run Rd.
Medway, MA 02053

Donald J. Mingo                                   602.047              7.2105%
3525 Glen Oaks Ave.
White Bear Lake, MN 55110

INDUSTRIAL ULTRASECTOR
PROFUND--INVESTOR SHARES                           TOTAL SHARES          PERCENTAGE
------------------------                           ------------          ----------
Bisys Fund Services                                     1.000            100.0000%
3435 Stelzer Rd.
Columbus, OH 43219

INDUSTRIAL ULTRASECTOR
PROFUND--SERVICE SHARES                            TOTAL SHARES          PERCENTAGE
-----------------------                            ------------          ----------

Bisys Fund Services                                     1.000            100.0000%
3435 Stelzer Rd
Columbus, OH 43219

INTERNET ULTRASECTOR
PROFUND--INVESTOR SHARES                           TOTAL SHARES          PERCENTAGE
------------------------                           ------------          ----------

Fabco                                              26,141.899             11.4402%
P O Box 105870t-Nsca-B
Atlanta, GA 30348

Thomas A. Simser                                   14,764.422              6.4612%
Vicki J Simser
1367 N. Marcy Dr.
Longwood, FL 32750

William B. Simmons                                 64,669.860             28.3007%
1112 Park Ave.
New York, NY 10128

Robert C. Fraser                                   25,976.483             11.3678%
3926 E. 162nd St.
Tacoma, WA 98446

INTERNET ULTRASECTOR
PROFUND--SERVICE SHARES                            TOTAL SHARES          PERCENTAGE
-----------------------                            ------------          ----------

National Investor Services Corp.                    3,661.816             23.2224%
55 Water St., 32nd Fl.
New York, NY 10041

NFSC FEBO C6A-539961                                3,331.853             21.1298%
Apt 6
New York, NY 10003

David G. Mock                                       1,074.114              6.8118%
W170 N8796 Sheridan Dr.
Menomonee Falls, WI 53051

Trustlynx & Co.                                     6,472.154             41.0449%
P O Box 173736
Denver, CO 80217

PHARMACEUTICALS ULTRASECTOR
PROFUND--INVESTOR SHARES                                          TOTAL SHARES          PERCENTAGE
------------------------                                          ------------          ----------
National Investor Services Corp.                                  1,585.856               6.0233%
55 Water St., 32nd Fl.
New York, NY 10041

PHARMACEUTICALS ULTRASECTOR
PROFUND--SERVICE SHARES                                           TOTAL SHARES          PERCENTAGE
-----------------------                                           ------------          ----------

Samuel D. Santa Rita                                                606.987              11.8080%
4303 Glann Rd.
Toledo, OH 43607

Sharon D. Santa Rita                                                311.683               6.0633%
4303 Glann Rd.
Toledo, OH 43607

Dragana C. Kukich Fessenden                                         403.338               7.8463%
601 Troon Rd.
Holland, OH 43528

David Petkovich                                                     649.589              12.6367%
19474 Beach Cliff Dr.
Rocky River, OH 44116

Trustlynx & Co.                                                   1,020.443              19.8511%
P O Box 173736
Denver, CO 80217

NFSC FEBO 139-248240                                                450.653               8.7668%
77 Brooks Rd.
Moorestown, NJ 08057

Kenneth L. Grimes                                                   299.940               5.8349%
620 N. Front St.
Reading, PA 19601

PRECIOUS METALS ULTRASECTOR
PROFUND--INVESTOR SHARES                                          TOTAL SHARES          PERCENTAGE
------------------------                                          ------------          ----------

Bisys Fund Services                                                   1.000             100.0000%
3435 Stelzer Rd.
Columbus, OH 43219

PRECIOUS METALS ULTRASECTOR
PROFUND--SERVICE SHARES                                           TOTAL SHARES          PERCENTAGE
-----------------------                                           ------------          ----------

Bisys Fund Services                                                   1.000             100.0000%
3435 Stelzer Rd.
Columbus, OH 43219

REAL ESTATE ULTRASECTOR
PROFUND--INVESTOR SHARES                                          TOTAL SHARES          PERCENTAGE
------------------------                                          ------------          ----------
National Investor Services Corp.                                   47,435.157           50.9381%
55 Water St., 32nd Fl.
New York, NY 10041

Philip O. Johnson                                                   6,995.261            7.5118%
3312 E. Cherokee St.
Phoenix, AZ 85044

Millennium Trust Company LLC                                        9,588.308           10.2964%
15255 S. 94th Ave., 3rd Floor
Orland Park, IL 60462

REAL ESTATE ULTRASECTOR
PROFUND--SERVICE SHARES                                           TOTAL SHARES          PERCENTAGE
-----------------------                                           ------------          ----------

Trust Company of America                                          902,558.000           92.4874%
7103 S. Revere Pky.
Englewood, CO 80112

Trust Company of America                                           56,889.000            5.8296%
7103 S. Revere Pky.
Englewood, CO 80112

SEMICONDUCTOR ULTRASECTOR
PROFUND--INVESTOR SHARES                                          TOTAL SHARES          PERCENTAGE
------------------------                                          ------------          ----------

National Investor Services Corp.                                  112,120.427           19.6288%
55 Water St., 32nd Fl.
New York, NY 10041

Robert A. Spack                                                    67,523.791           11.8213%
7616 McDuff Way
Bakersfield, CA 93308

SEMICONDUCTOR ULTRASECTOR
PROFUND--SERVICE SHARES                                           TOTAL SHARES          PERCENTAGE
-----------------------                                           ------------          ----------

National Investor Services Corp.                                   20,953.411           47.2415%
55 Water St., 32nd Fl.
New York, NY 10041

NFSC FEBO C6A-539961                                                3,761.284            8.4802%
Apt 6
New York, NY 10003

Trustlynx & Co.                                                     2,874.526            6.4809%
P O Box 173736
Denver, CO 80217

TECHNOLOGY ULTRASECTOR
PROFUND--INVESTOR SHARES                                          TOTAL SHARES          PERCENTAGE
------------------------                                          ------------          ----------
National Investor Services Corp.                                  27,111.911            17.8631%
55 Water St., 32nd Fl.
New York, NY 10041

Theodore T. S. Wong                                                8,827.399             5.8161%
Hagar H. Wong
1013 Denston Ave.
Ambler, PA 19002

David H. Park                                                      9,076.139             5.9800%
Jane M Park
25741 Dillon Rd.
Laguna Hills, CA 92653

Sonoran Development Limited                                       14,931.774             9.8380%
Empress Dr.
Isle of Man 1M99 1EE, 999

TECHNOLOGY ULTRASECTOR
PROFUND--SERVICE SHARES                                           TOTAL SHARES          PERCENTAGE
-----------------------                                           ------------          ----------

FTC & Co.                                                         24,059.837            81.0264%
PO Box 173736
Denver, CO 80217

TELECOMMUNICATIONS ULTRASECTOR
PROFUND--INVESTOR SHARES                                          TOTAL SHARES          PERCENTAGE
------------------------                                          ------------          ----------

National Investor Services Corp.                                  16,604.365            27.5854%
55 Water St., 32nd Fl.
New York, NY 10041

PFPC                                                               4,720.000             7.8415%
211 S. Gulph Rd.
King of Prussia, PA 19406

TELECOMMUNICATIONS ULTRASECTOR
PROFUND--SERVICE SHARES                                           TOTAL SHARES          PERCENTAGE
-----------------------                                           ------------          ----------

National Investor Services Corp.                                     672.129            12.5296%
55 Water St., 32nd Fl.
New York, NY 10041

First Trust Corporation                                              578.255            10.7797%
P O Box 173736
Denver, CO 80217

Hemalatha Sabapathy                                                  715.713            13.3421%
44 Harbor Rd., Harbor Acres
Sands Point, NY 11050

Trustlynx & Co.                                                    1,019.064            18.9971%
P O Box 173736

Denver, CO 80217

UTILITIES ULTRASECTOR
PROFUND--INVESTOR SHARES                                          TOTAL SHARES          PERCENTAGE
------------------------                                          ------------          ----------
Neptune Investments, Inc.                                          3,647.249             7.8392%
16 Tanglewood
Aliso Viejo, CA 92656

Profund Advisors, LLC                                              5,005.886            10.7594%
7900 Wisconsin Ave., Ste. 300
Bethesda, MD 20814

Fred M. Briggs, III                                                2,412.769             5.1859%
503 Seneca Knoll Ct.
Great Falls, VA 22066

Hoang-Oanh T. Tran                                                 2,573.790             5.5320%
16 Tanglewood
Aliso Viejo, CA 92656

UTILITIES ULTRASECTOR
PROFUND--SERVICE SHARES                                           TOTAL SHARES          PERCENTAGE
-----------------------                                           ------------          ----------

National Investor Services Corp.                                   2,520.165            47.2213%
55 Water St., 32nd Fl.
New York, NY 10041

Vicki L. Barney                                                      362.124             6.7853%
409 Marshall Ave.
South Milwaukee, WI 53172

NFSC FEBO HT1-002771                                                 637.484            11.9448%
45 West Pondfield Road
Bronxville, NY 10708

Trustlynx & Co.                                                      521.136             9.7647%
P O Box 173736
Denver, CO 80217

Nancy Sagstatter                                                     334.897             6.2751%
98 Carole Ln
Whitinsville, MA 01588

WIRELESS COMMUNICATIONS ULTRASECTOR
PROFUND--INVESTOR SHARES                                          TOTAL SHARES          PERCENTAGE
------------------------                                          ------------          ----------

National Investor Services Corp.                                  53,195.827            19.1122%
55 Water St., 32nd Fl.
New York, NY 10041

Steven C. Olson                                                   17,080.380             6.1366%
505 Knollwood Rd.
Ridgewood, NJ 07450

NFSC FEBO 162-216801                                              68,034.557            24.4434%

2828 N. Atlantic Ave., Apt. 105
Daytona Beach, FL 32118

WIRELESS COMMUNICATIONS ULTRASECTOR
PROFUND--SERVICE SHARES                                           TOTAL SHARES          PERCENTAGE
-----------------------                                           ------------          ----------
Jack Allen Smith                                                  1,077.623             5.2592%
3134 S. Willis
Abilene, TX 79605

Randy L. Daugherty                                                1,196.370             5.8387%
Heidi A. Daugherty
794 Birwin
Fayetteville, AR 72703

Trustlynx & Co.                                                   6,618.462            32.3005%
P O Box 173736
Denver, CO 80217

Terence Jackson                                                   2,777.778            13.5566%
1039 Spencer Ave.
San Jose, CA 95125

     A shareholder who beneficially owns, directly or indirectly, more than 25% of a ProFund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the ProFund and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Dividends out of net ordinary income and distribution of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income, whether received in cash or reinvested in ProFund shares. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by a ProFund to its U.S. shareholders as capital gains distributions is taxable to the shareholders as gain from the sale of a capital asset held for more than one year, regardless of the length of time a shareholder has held the ProFund shares. If a shareholder holds ProFund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the ProFund shares will be long-term loss to the extent of such distribution.

     The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

     Any dividend or distribution paid by a ProFund has the effect of reducing the ProFund's net asset value per share. Investors should be careful to consider the tax effect of buying shares shortly before a distribution by a ProFund. The price of shares purchased at that time will include the amount of the forthcoming distribution, but the distribution will be taxable to the shareholder.

     A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     Shareholders will be advised annually as to the federal tax status of dividends and capital gains distribution made by the ProFunds for the preceding year. Distributions by ProFunds generally will be subject to state and local taxes.

     Each of the ProFunds intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

MARKET DISCOUNT

     If ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund enters into certain transactions in property while holding substantially identical property, the ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the ProFund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the ProFund's holding period and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called "excess distribution" with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund's shares. Capital gains dividends are not eligible for the dividends received deduction.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

     If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder's address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term, mid-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

     Each ProFund may be required to withhold federal income tax ("backup withholding") from dividends paid, capital gains distributions, and redemption proceeds to shareholders. The backup withholding rate is the fourth lowest tax rate applicable to an unmarried individual, which is 30.0% in 2002 and 2003. Federal tax will be withheld if (1) the shareholder fails to furnish the ProFund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.


OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the ProFund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund's shares; the total return on a shareholder's investment will not be reduced as a result of the ProFund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the non-money market ProFunds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     Before-Tax Performance. Except for the Money Market ProFund, all pre-tax
     ----------------------
performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a ProFund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge (if any), for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.


     After-Tax Performance. All after-tax performance is calculated as described
     ---------------------
in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of ProFund shares. The calculation of after-tax performance assumes the highest individual marginal federal income tax rates currently in effect. The impact of taxes on the ProFunds' distributions corresponds to the tax characteristics of the distributions (e.g., ordinary
                                                             ---
income rate for ordinary income, short-term capital gains distribution rate for short-term capital gains distributions, and long-term capital gains distribution rate for long-term capital gains distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

     Standardized total return quotations will be compared separately for each of the Investor Class and Service Class Shares. Because of differences in the fees and/or expenses borne by each of the Investor Class and Service Class Shares, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     The uniformly calculated average annual total returns for the Investor Class and Services Class Shares of each ProFund for the one year and since inception periods ended December 31, 2001, were as follows:


                                                    INVESTOR SHARES
                                                                              RETURN
                                                     INCEPTION DATE       SINCE INCEPTION       1YR. RETURN
                                                     --------------       ---------------       -----------
Bull ProFund                                            12/02/97
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraBull ProFund                                       11/28/97
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Bear ProFund                                            12/31/97
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraBear ProFund                                       12/23/97
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraOTC ProFund                                        12/02/97
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Money Market ProFund                                    11/17/97
UltraShort OTC ProFund                                   6/02/98
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraEurope ProFund (now Europe 30 ProFund)              3/15/99
  Before Taxes -
  After Taxes on Distributions -

                                                                                RETURN
                                                         INCEPTION DATE     SINCE INCEPTION      1 YR. RETURN
                                                         --------------     ---------------      ------------
  After Taxes on Distributions and Sale of Shares -
UltraSmall-Cap ProFund                                       2/08/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraMid-Cap ProFund                                         2/08/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraJapan ProFund                                           2/08/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
OTC ProFund                                                  8/08/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Biotechnology UltraSector ProFund                            6/20/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Energy UltraSector ProFund                                   6/20/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Financial UltraSector ProFund                                6/20/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Healthcare UltraSector ProFund                               6/20/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Internet UltraSector ProFund                                 6/20/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Pharmaceuticals UltraSector ProFund                          6/29/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Real Estate UltraSector ProFund                              6/20/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Semiconductor UltraSector ProFund                            6/20/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Technology UltraSector ProFund                               6/20/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Telecommunications UltraSector ProFund                       6/20/00                                N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Utilities UltraSector ProFund                                7/27/00                                N/A
  Before Taxes -

                                                                                RETURN
                                                         INCEPTION DATE     SINCE INCEPTION      1 YR. RETURN
                                                         --------------     ---------------      ------------
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Wireless Communications UltraSector ProFund                 6/20/00                                  N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
[To Be Updated]

                                 SERVICE SHARES

                                                                                RETURN
                                                         INCEPTION DATE     SINCE INCEPTION      1 YR. RETURN
                                                         --------------     ---------------      ------------
Bull ProFund                                                12/02/97
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraBull ProFund                                           11/28/97
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Bear ProFund                                                12/31/97
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraBear ProFund                                           12/23/97
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraOTC ProFund                                            12/02/97
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Money Market ProFund                                        11/17/97
UltraShort OTC ProFund                                       6/02/98
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraEurope ProFund (now Europe 30 ProFund)                  3/15/99
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraSmall-Cap ProFund                                      2/08/00                                   N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraMid-Cap ProFund                                        2/08/00                                   N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
UltraJapan ProFund                                          2/08/00                                   N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
OTC ProFund                                                 8/08/00                                   N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Biotechnology UltraSector ProFund                           6/20/00                                   N/A
  Before Taxes -

                                                                                RETURN
                                                         INCEPTION DATE     SINCE INCEPTION      1 YR. RETURN
                                                         --------------     ---------------      ------------
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Energy UltraSector ProFund                                  6/20/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Financial UltraSector ProFund                               6/20/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Healthcare UltraSector ProFund                              6/20/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Internet UltraSector ProFund                                6/20/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Pharmaceuticals UltraSector ProFund                         6/29/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Real Estate UltraSector ProFund                             6/20/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Semiconductor UltraSector ProFund                           6/20/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Technology UltraSector ProFund                              6/20/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Telecommunications UltraSector ProFund                      6/20/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Utilities UltraSector ProFund                               7/27/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
Wireless Communications UltraSector ProFund                 6/20/00                                    N/A
  Before Taxes -
  After Taxes on Distributions -
  After Taxes on Distributions and Sale of Shares -
[To Be Updated]

     The __________________ ProFunds had not commenced operations as of December 31, 2001. [To Be Updated]

     This performance data represents past performance and is not an indication of future results. The recent growth in the stock market, particularly the technology industry, has helped produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, the ProFunds' performance may be subject to substantial short-term changes. The ProFunds' total return does not show the effects of income taxes on an individual's investments.

YIELD CALCULATIONS

     From time to time, the Money Market ProFund may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market ProFund refers to the income generated by an investment in the Money Market ProFund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Money Market ProFund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in the Money Market ProFund's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of the Money Market ProFund should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.

     For the seven-day period ended December 31, 2001, the seven-day effective yield for the Investor Shares and Service Shares of the Money Market ProFund was_____________ % and___________%, respectively.


COMPARISONS OF INVESTMENT PERFORMANCE

     Performance of a ProFund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund's investment performance. [In particular, performance information for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average; performance information for the OTC ProFund and the UltraOTC ProFund may be compared to various unmanaged indexes, including, but not limited to its current benchmark, the NASDAQ-100 Index(R).]

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund (other than the Money Market ProFund) also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds in performance reports, will be drawn from the "Capital Appreciation ProFunds" grouping for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund and from the "Small Company Growth ProFunds" grouping for the OTC ProFund and the UltraOTC ProFund. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds.

     Further information about the performance of the ProFunds will be contained in the ProFunds' annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI.

RATING SERVICES

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, DeAM, Inc. also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but DeAM, Inc. will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

Other Information

     The ProFunds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), NASDAQ Stock Markets, Inc. ("NASDAQ") or Frank Russell Company. S&P, NASDAQ and the Frank Russell Company make no representation or warranty, express or implied, to the owners of shares of the ProFunds or any member of the public regarding the advisability of investing in securities generally or in the ProFunds particularly or the ability of the S&P 500 Index(R), S&P MidCap 400 Index, NASDAQ 100 Index(TM) or the Russell 2000 Index(R), respectively, to track general stock market performance. S&P's, NASDAQ's and Frank Russell Company's only relationship to the ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of S&P, NASDAQ and the Frank Russell Company, respectively, and of the S&P 500 Index(R)/S&P MidCap 400 Index, NASDAQ 100 Index(TM) and Russell 2000 Index(R), respectively. S&P, NASDAQ and the Frank Russell Company have no obligation to take the needs of the Licensee or owners of the shares of the ProFunds into consideration in determining, composing or calculating the S&P 500 Index(R), the S&P MidCap 400 Index, the NASDAQ 100 Index(TM) and the Russell 2000 Index(R), respectively. S&P, NASDAQ and the Frank Russell Company are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds are to be converted into cash. S&P, NASDAQ and the Frank Russell Company have no obligation or liability in connection with the administration, marketing or trading of ProFunds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"Dow Jones" and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

     .  Sponsor, endorse, sell or promote the UltraSector ProFunds.

     . Recommend that any person invest in the UltraSector ProFunds or any other securities.

     . Have any responsibility or liability for or make any decisions about timing, amount or pricing of the UltraSector ProFunds.

     . Have any responsibility or liability for the administration, management or marketing of the UltraSector ProFunds.

     . Consider the needs of the UltraSector ProFunds or the owners of the UltraSector ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

     . Dow Jones will not have any liability in connection with the UltraSector ProFunds. Specifically,

         . Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
         . The results to be obtained by the UltraSector ProFunds, the owner of the UltraSector ProFunds or any other person in connection with the use of the Dow Jones sector indices and the data included in the Dow Jones sector indices;
         . The accuracy or completeness of the Dow Jones sector indices and its data;
         . The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices and its data:
         . Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices or its data;
         . Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

                              FINANCIAL STATEMENTS

     The Report of Independent Accountants and Financial Statements of the ProFunds for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by [ ], independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219-8006 or telephoning (888) 776-3637.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

     AA+, AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

     Duff 1+: Highest certainly of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

     Duff 1: Very high certainty of timely payment, liquidity factors are excellent and supported by strong fundamental protection factors, risk factors are minor.

     Duff 1 minus: High certainty of timely payment, liquidity factors are strong and supported by good fundamental protection factors, risk factors are very small.

     Duff 2: Good certainty of timely payment; liquidity factors and company fundamentals are sound; although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

     Duff 3: Represents a satisfactory grade; satisfactory liquidity and other protection factors qualify issue as to investment grade; risk factors are larger and subject to more variation; nevertheless timely payment is expected.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC: Obligations which are highly speculative or which have a high risk of default.

     C: Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C: Obligations for which there is an inadequate capacity to ensure timely repayment.

     D: Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated `TBW-1'.

     TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB: While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B: Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC: Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC": is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D: Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency."

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                        7501 WISCONSIN AVENUE, 10TH FLOOR
                            BETHESDA, MARYLAND 20814


                       (888) 776-3637 RETAIL SHAREHOLDERS
                  (888) 776-5717 (FINANCIAL PROFESSIONALS ONLY)


         This Statement of Additional Information describes the following: nineteen "Broad Market ProFunds VP," which include the ProFund VP Bull, the ProFund VP Mid-Cap, the ProFund VP Small-Cap, the ProFund VP OTC, the ProFund VP Asia, the ProFund VP Japan, the ProFund VP Europe 30, the ProFund VP Mid-Cap Value, the ProFund VP Mid-Cap Growth, the ProFund VP Small-Cap Value, the ProFund VP Small-Cap Growth, the ProFund VP Government Bond, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP UltraBlue Chip, the ProFund VP UltraMid-Cap, the ProFund VP UltraSmall-Cap, the ProFund VP UltraEurope, and the ProFund VP UltraOTC; six "Bearish ProFunds VP," which include the ProFund VP Bear, the ProFund VP Short OTC, the ProFund VP Short Small-Cap, the ProFund VP Inverse Government Bond, the ProFund VP UltraBear, and the ProFund VP UltraShort OTC; twenty-one "Sector ProFunds VP," which include: the ProFund VP Airlines, the ProFund VP Banks, the ProFund VP Basic Materials, the ProFund VP Biotechnology, the ProFund VP Consumer Cyclical, the ProFund VP Consumer Non-Cyclical, the ProFund VP Energy, the ProFund VP Financial, the ProFund VP Healthcare, the ProFund VP Industrial, the ProFund VP Internet, the ProFund VP Leisure Goods & Services, the ProFund VP Oil Drilling, Equipment & Services, the ProFund VP Pharmaceuticals, the ProFund VP Precious Metals, the ProFund VP Real Estate, the ProFund VP Semiconductor, the ProFund VP Technology, the ProFund VP Telecommunications, the ProFund VP Utilities, and the ProFund VP Wireless Communications; and the ProFund VP Money Market (collectively, the "ProFunds VP"). The ProFunds VP may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy.


         Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors LLC (the "Advisor").

         The ProFunds VP involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds VP to determine whether an investment in a particular ProFund VP is appropriate. None of the ProFunds VP alone constitutes a balanced investment plan. Because of the inherent risks in any investment, there can be no assurance that the investment objectives of the ProFunds VP will be achieved.


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus describing the ProFunds VP, dated May [ ], 2002, as supplemented from time to time, which incorporates this Statement of Additional Information by reference. Words or phrases used in the Statement of Additional Information without definition have the same meaning as ascribed to them in the Prospectus. A copy of the Prospectus is available, without charge, upon request to the address above or by telephoning at the telephone numbers above.

         The date of this Statement of Additional Information is May [ ], 2002.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
PROFUNDS VP ..............................................................
INVESTMENT OBJECTIVES AND POLICIES .......................................
INVESTMENT RESTRICTIONS ..................................................
DETERMINATION OF NET ASSET VALUE .........................................
PORTFOLIO TRANSACTIONS AND BROKERAGE .....................................
MANAGEMENT OF PROFUNDS ...................................................
COSTS AND EXPENSES .......................................................
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST ............
CAPITALIZATION ...........................................................
TAXATION .................................................................
PERFORMANCE INFORMATION ..................................................
FINANCIAL STATEMENTS .....................................................
APPENDIX A - EUROPE 30 INDEX .............................................
APPENDIX B - DESCRIPTION OF SECURITIES RATINGS ...........................

                                   PROFUNDS VP


         ProFunds (the "Trust") is an open-end management investment company that is currently comprised of multiple separate series. The forty-seven series discussed herein are offered to insurance company separate accounts. All of the ProFunds VP, except for the ProFund VP Money Market, are classified as non-diversified. The investments made by a ProFund VP and the results achieved by the ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFund VP. Other series may be added in the future.


GENERAL


         Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds VP. In addition, set forth below is further information relating to the ProFunds VP. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds VP by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, 10/th/ Floor, Bethesda, Maryland 20814.


         Certain investment restrictions of a ProFund VP specifically identified as fundamental policies may not be changed without the affirmative vote of at least the majority of the outstanding shares of that ProFund VP, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All investment objectives or investment policies of the ProFunds VP not specified as fundamental (including the benchmarks of the ProFunds VP) may be changed by the Trustees of the Trust without the approval of shareholders.

         It is the policy of the Broad Market, Bearish, and Sector ProFunds VP to pursue their investment objectives and investment strategies regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

         The investment strategies of the ProFunds VP discussed below, and as discussed in the Prospectus, may be used by a ProFund VP if, in the opinion of the Advisor, these strategies will be advantageous to the ProFunds VP. The ProFunds VP are free to reduce or eliminate their activity in any of these areas without changing their investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund VP will result in the achievement of its objective.


                INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

         The investment objectives and general investment policies of the ProFunds VP are described in the Prospectus. Each of the ProFund VP Bull, the ProFund VP Mid-Cap, the ProFund VP Small-Cap, the ProFund VP OTC, the ProFund VP Asia, the ProFund VP Japan, the ProFund VP Europe 30, the ProFund VP Mid-Cap Value, the ProFund VP Mid-Cap Growth, the ProFund VP Small-Cap Value, the ProFund VP Small-Cap Growth seek daily investment results, before fees and expenses, that correspond to the daily performance of a specified underlying securities index. The ProFund VP Government Bond, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP UltraBlue Chip, the ProFund VP UltraMid-Cap, the ProFund VP UltraSmall-Cap, the ProFund VP UltraEurope, and the ProFund VP UltraOTC seek daily investment results, before fees and expenses, that correspond to either 125%, 150% or 200%, as applicable, of the daily performance of a specified underlying securities index. Each of the ProFund VP Bear, the ProFund VP Short OTC, the ProFund VP Short Small-Cap, the ProFund VP Inverse Government Bond, the ProFund VP UltraBear, and the ProFund VP UltraShort OTC, before fees and expenses, that correspond to 100%, 125% or 200%, as applicable, of the inverse

(opposite) of the daily performance of a specified underlying securities index. Each Sector ProFund VP seeks to provide daily investment results, before fees and expenses, that correspond to the daily performance of a specified Dow Jones sector index. The sector-specific investment policies of the Sector ProFunds VP may increase the volatility of the Sector ProFunds VP. The Money Market VP seeks as high a level of current income as is consistent with liquidity and preservation of capital.


         A Broad Market, Bearish, or Sector ProFund VP may consider changing its benchmark if, for example, the current benchmark becomes unavailable, the ProFund VP believes the current benchmark no longer serves the investment needs of a majority of shareholders, another benchmark better serves shareholders' investment needs, or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, the Broad Market, Bearish, or Sector ProFund VP may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a Broad Market, Bearish, or Sector ProFund VP will achieve its objective.


         Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with various benchmarks. Rather, the Advisor primarily uses statistical analysis to determine the investments the Broad Market, Bearish, or Sector ProFunds VP make and techniques the Advisor employs. While the Advisor attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of the Broad Market, Bearish, and Sector ProFunds VP and the performance of their respective benchmarks), certain factors will tend to cause the investment results of the Broad Market, Bearish, and Sector ProFunds VP to vary from their respective benchmarks. See "Special Considerations."


         Additional information concerning the characteristics of the investments of the ProFunds VP is set forth below.

EQUITY SECURITIES

         Each ProFund VP (other than the ProFund VP Money Market) may invest in equity securities. The market price of securities owned by a ProFund VP may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds VP are subject to these market risks.

FOREIGN INVESTMENT RISK

         Each ProFund VP (other than the ProFund VP Money Market) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Special U.S. tax considerations may apply to investments in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds VP may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds' VP receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds VP may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds' VP investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

         Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds VP could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds' VP shareholders.

         Each ProFund VP (other than the ProFund VP Money Market) also may invest in New York shares (or "direct shares"). New York shares are foreign stocks, denominated in U.S. dollars, traded on U.S. exchanges without being converted into American Depository Receipts ("ADRs"). These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.


AMERICAN DEPOSITORY RECEIPTS AND GLOBAL DEPOSITORY RECEIPTS


         For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a ProFund VP can avoid currency risks during the settlement period for either purchases or sales.

         In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

         A ProFund VP (other than the ProFund VP Money Market) may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.


         A ProFund VP (other than the ProFund VP Money Market) may also invest in Global Depository Receipts ("GDRs"). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.


CURRENCY RISK


         The ProFunds VP (other than the ProFund Money Market), and in particular the ProFund VP Asia, ProFund VP Europe 30, the ProFund VP Japan, and the ProFund VP UltraEurope may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund VP does so, that ProFund VP will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund VP assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.

REAL ESTATE INVESTMENT TRUSTS

         The ProFund VP Real Estate may invest in real estate investment trusts ("REITS"). Equity REITs invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

         The ProFunds VP (other than the ProFund VP Money Market) may purchase or sell futures contracts on stock indexes, and options on futures contracts, as a substitute for a comparable market position in the underlying securities or to pursue their investment objectives. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

         When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

         Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund VP's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing purchase or sale transactions with respect to options on futures contracts by buying an option of the same series as an option previously written by a ProFund VP, or selling an option of the same series as an option previously purchased by a ProFund VP. The ProFunds VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission.


         When a ProFund VP purchases or sells a stock index futures contract, or sells an option thereon, the ProFund VP "covers" its position. To cover its position, a ProFund VP may enter into an offsetting position or segregate (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.


         The ProFunds VP may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations") under the Commodity Exchange Act under which each of these ProFunds VP would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund VP may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the

CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-bona fide hedging positions do not exceed 5% of the liquidation value of the ProFund VP's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

         The ProFunds VP will cover their positions when they write a futures contract or option on a futures contract. A ProFund VP may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the futures contract. A ProFund VP may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund VP may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

         A ProFund VP may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the futures contract. A ProFund VP may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A ProFund VP may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

         Although the ProFunds VP intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that a ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The ProFunds VP (other than the ProFund VP Money Market) may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions and to create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund VP will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Whether a ProFund VP will realize a profit or loss by the use of options on stock indexes will depend on movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund VP will not enter into an option position that exposes the ProFund VP to an obligation to another party, unless the ProFund VP either (i) owns an offsetting position in securities or other options and/or (ii) segregate cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The ProFunds VP may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing their investment objectives. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased over-the-counter options and the cover for written over-the-counter options will be subject to the 15% limitation on investment in illiquid securities by the ProFunds VP. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund VP may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     Each ProFund VP (other than the ProFund VP Money Market) may buy and write
(sell) options on securities for the purpose of pursuing its investment objectives. By buying a call option, a ProFund VP has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund VP becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund VP has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund VP becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund VP may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund VP may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund VP or, if higher, by owning such call option and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund VP may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund VP. When a ProFund VP writes a put option, the ProFund VP will segregate cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund VP to write call options on stocks held by the ProFund VP is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund VP that writes an option wishes to terminate the ProFund VP's obligation, the ProFund VP may effect a "closing purchase transaction." The ProFund VP accomplishes this by buying an option of the same series as the option previously written by the ProFund VP. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund VP which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund VP accomplishes this by selling an option of the same series as the option previously purchased by the ProFund VP. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund VP will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund VP if the premium, plus commission costs, paid by the ProFund VP to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund VP on

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the sale of the call or the put option. The ProFund VP also will realize a gain if a call or put option which the ProFund VP has written lapses unexercised, because the ProFund VP would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund VP. If an options market were to become unavailable, the ProFund VP would be unable to realize its profits or limit its losses until the ProFund VP could exercise options it holds, and the ProFund VP would remain obligated until options it wrote were exercised or expired. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES


     The ProFund VP Bear, the ProFund VP Short OTC, the ProFund VP Short Small-Cap, the ProFund VP Inverse Government Bond, the ProFund VP UltraBear, and the ProFund VP UltraShort OTC may engage in short sales transactions under which those ProFunds VP sell a security they do not own. To complete such a transaction, the ProFund VP must borrow the security to make delivery to the buyer. The ProFund VP then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ProFund VP. Until the security is replaced, the ProFund VP is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

     Until the ProFund VP closes its short position or replaces the borrowed security, the ProFund VP will cover its position with an offsetting position or maintain a segregated account containing cash or liquid instruments at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short.


SWAP AGREEMENTS

     The ProFunds VP (other than the ProFund VP Money Market) may enter into equity index or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in stocks (or shorting stocks, in the case of the ProFund VP Bear, ProFund VP UltraBear, and ProFund VP UltraShort OTC), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis." Consequently, the current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund VP's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or liquid instruments. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund VP's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFund VP illiquid investment limitations. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each Broad Market, Bearish, and Sector ProFund VP may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and the ProFund VP will segregate cash or liquid instrument, having an aggregate net asset value at least equal to such accrued excess. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid instruments, as permitted by applicable law, the ProFunds VP and the Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to applicable borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the ProFund VP transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

     Each ProFund VP also may invest in U.S. government securities in pursuit of its investment objectives, as "cover" for the investment techniques the ProFunds VP employ, or for liquidity purposes.


     The ProFund VP Government Bond may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. The ProFund VP Inverse Government Bond may enter into short transactions on U.S. government securities.


     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.


     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund VP's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund VP's portfolio investments in these securities.

REPURCHASE AGREEMENTS

     Each of the ProFunds VP may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each ProFund VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% (10% with respect to the ProFund VP Money Market) of its total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund VP may temporarily invest all or part of the ProFund VP's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

REVERSE REPURCHASE AGREEMENTS

     The ProFunds VP may use reverse repurchase agreements as part of their investment strategies. Reverse repurchase agreements involve sales by a ProFund VP of portfolio assets concurrently with an agreement by the ProFund VP to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund VP can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund VP will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund VP of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds VP intend to use the reverse repurchase technique only when it will be to a ProFund VP's advantage to do so. A ProFund VP will segregate cash or liquid instruments equal in value to the ProFund VP's obligations in respect of reverse repurchase agreements.

BORROWING


     The ProFunds VP may borrow money for cash management purposes or investment purposes. Each of the ProFunds VP may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund VP "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund VP. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund VP's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund VP will increase more when the ProFund VP's portfolio assets increase in value and decrease more when the ProFund VP's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund VP might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund VP must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the ProFund VP's assets should fail to meet this 300% coverage test, the ProFund VP, within three days (not including Sundays and holidays), will reduce the amount of the ProFund VP's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds VP are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the ProFund VP's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds VP are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.


LENDING OF PORTFOLIO SECURITIES


     Each of the ProFunds VP may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund VP and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund VP any income accruing thereon, and the ProFund VP may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund VP will not lend more than 33 1/3% of the value of the ProFund VP's total assets. Loans would be subject to termination by the lending ProFund VP on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund VP. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund VP may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


     Each Broad Market, Bearish, and Sector ProFund VP, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining its net asset value. Each Broad Market, Bearish, and Sector ProFund VP will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the ProFund VP Money Market) of the ProFund VP's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. A Broad Market, Bearish, or Sector ProFund VP will segregate cash or liquid instruments equal to or greater in value than its purchase commitments for such when-issued or delayed-delivery securities.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

     The ProFunds VP may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund VP invests in, and, thus, is a shareholder of, another investment company, its shareholders will indirectly bear a proportionate share of the fees and expenses paid by such other investment company, in addition to the investment advisory fees payable directly by the ProFund VP and the other fees and expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations.

ILLIQUID SECURITIES


     While none of the ProFunds VP anticipates doing so, each ProFunds VP may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund VP will not invest more than 15% (10% with respect to the ProFund VP Money Market) of the ProFund VP's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund VP has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund VP may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.


     At the time of investment, the ProFund VP Money Market's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the ProFund VP Money Market), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the ProFund VP Money Market's net assets. If changes in the liquidity of certain securities cause the ProFund VP Money Market to exceed such 10% limit, the ProFund VP Money Market will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the ProFund VP Money Market.

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


     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund VP may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of the Trust has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund VP to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the liquidity of a ProFund VP.


PORTFOLIO QUALITY AND MATURITY (PROFUND VP MONEY MARKET)

     The ProFund VP Money Market will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the ProFund VP Money Market invests will have or be deemed to have remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations ("NRSRO") (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by the Advisor, under the supervision of Board of Trustees, to be of comparable quality. Currently, there are five rating agencies which have been designated by the Commission as an NRSRO. These organizations and their highest short-term rating category (which may also be modified by a "+") are: Duff and Phelps Credit Rating Co., D-1; Fitch IBCA, Inc., F1; Moody's Investors Service Inc. ("Moody's"), Prime-1; Standard & Poor's, A-1; and Thomson BankWatch, Inc., T-1. A description of such ratings is provided in the Appendix. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees, will also determine that all securities purchased by the ProFund VP Money Market present minimal credit risks. The Advisor will cause the ProFund VP Money Market to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the ProFund VP Money Market.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS (PROFUND VP MONEY MARKET)

     The ProFund VP Money Market may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign institutions, including banks which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality. Bank obligations in which the ProFund VP Money Market invests include certificates of deposit, bankers' acceptances, time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of the ProFund VP Money Market's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Trustees, deems the instruments to present minimal credit risk, the ProFund VP Money Market may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. Under normal market conditions, the ProFund VP Money Market will invest more than 25% of its assets in the foreign and domestic bank obligations described above. The ProFund VP Money Market's concentration of its investments in bank obligations will cause the ProFund VP Money Market to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS AND ASSET BACKED SECURITIES (PROFUND VP MONEY MARKET)

     COMMERCIAL PAPER. The ProFund VP Money Market may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper when purchased by the ProFund VP Money Market must be rated the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates objections, or if not rated, must be believed by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by the ProFund VP Money Market must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

     Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the ProFund VP Money Market and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the ProFund VP Money Market will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the ProFund VP Money Market might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

     OTHER DEBT OBLIGATIONS. The ProFund VP Money Market may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality and are rated in the top three highest long-term categories by the NRSROs rating such security.

     CREDIT ENHANCEMENT. Certain of the ProFund VP Money Market's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the ProFund VP Money Market and affect the ProFund VP Money Market's share price. The ProFund VP Money Market may have more than 25% of its total assets invested in securities credit-enhanced by banks.

     ASSET-BACKED SECURITIES. The ProFund VP Money Market may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

PORTFOLIO TURNOVER


     The nature of the ProFunds VP will cause the ProFunds VP to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds VP. In addition, a ProFund VP's portfolio turnover level may adversely affect the ability of the ProFund VP to achieve its investment objective. Because the portfolio turnover rate of each ProFund VP to a great extent will depend on the purchase, redemption, and exchange activity of its investors, it is difficult to estimate what the actual turnover rate for a ProFund VP will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the ProFunds VP invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund VP is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.


SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectus, the ProFunds VP present certain risks, some of which are further described below.


     TRACKING ERROR. While the Advisor expects that each of the Broad Market, Bearish, and Sector ProFunds VP will track its benchmark index with a high level of correlation, several factors may affect the ability of a ProFund VP to achieve this correlation. Among these factors are: (1) a ProFund VP's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by a ProFund VP; (2) less than all of the securities in the underlying securities index being held by a ProFund VP and securities not included in the underlying securities index being held by a ProFund VP; (3) an imperfect correlation between the performance of instruments held by a ProFund VP, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund VP's share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform the portfolio holdings of a ProFund VP to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund VP by insurance company separate accounts may differ from estimated transaction reported by the insurance companies prior to the time share prices are calculated; and (10) early and unanticipated closings of the markets on which the holdings of a ProFund VP trade, resulting in the inability of the ProFund VP to execute intended portfolio transactions. While a close correlation of a ProFund VP to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of the ProFund VP may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     LEVERAGE. The ProFund VP Government Bond, ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP UltraBlue-Chip, the ProFund VP UltraMid-Cap, the ProFund VP UltraSmall-Cap, the ProFund VP UltraEurope the ProFund VP UltraOTC, the ProFund VP Inverse Government Bond, the ProFund VP UltraBear and the ProFund VP UltraShort OTC intend to use leveraged investment techniques in pursuing their investment objectives. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a ProFund VP achieves the right to a return on a capital base that exceeds the amount the ProFund VP has invested. Leverage creates the potential for greater gains to shareholders of these ProFund VP during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFund VP's shares. For example: if the ProFund VP UltraOTC achieves its investment objective, during adverse market conditions, shareholders should experience a loss of approximately twice the amount they would have incurred had the ProFund VP UltraOTC not been leveraged. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires a ProFund VP to pay interest which would decrease the ProFund VP's total return to shareholders.


     NON-DIVERSIFIED STATUS. Each Broad Market, Bearish, and Sector ProFund VP is a "non-diversified" series. Each Broad Market, Bearish, and Sector ProFund VP is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. The portfolio securities of a ProFund VP, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. The classification of a ProFund VP as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund VP, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on the ProFunds VP that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS


     Each ProFund VP has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of a ProFund VP, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund VP are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund VP not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund VP.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A ProFund VP may not:

1. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFunds VP may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including REITS.

2. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund VP may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

3. Issue senior securities to the extent such issuance would violate applicable law.

4. Borrow money, except that the ProFund VP (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. A ProFund VP may not pledge its assets other than to secure such borrowings or, to the extent permitted by the investment policies of the ProFund VP as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

5. Underwrite securities of other issuers, except insofar as the ProFund VP technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

6. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund VP may do so in accordance with applicable law and the ProFund VP's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     Each Sector ProFund VP will concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the Prospectus and Statement of Additional Information, as they may be revised from time to time.

                        DETERMINATION OF NET ASSET VALUE


     The net asset values of the shares of the Equity ProFunds VP (except for the ProFund VP Europe 30 and the ProFund VP UltraEurope) are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange ("CME") are open for business. The net asset values of the shares of the ProFund VP Europe 30 and the ProFund VP UltraEurope are determined as of the latest close of trading of the three exchanges tracked by the PEI (ordinarily 2:00 PM Eastern Time) on each day the NYSE, London Stock Exchange, Frankfurt Stock Exchange and Paris Stock Exchange are open for business (see Prospectus for applicable holiday closings). The net asset values of the shares of the Bond ProFunds VP are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern time) on each day the NYSE and the Chicago Board of Trade are open for business. The ProFund VP Money Market ProFund determines net asset value as of the close of business on each day the NYSE is open for business. RYAN CONFIRM


     To the extent that portfolio securities of a ProFund VP are traded in other markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may be affected on days when investors do not have access to the ProFund VP to purchase or redeem shares.

     The net asset value of shares of a ProFund VP serves as the basis for the purchase and redemption price of its shares. The net asset value per share of a ProFund VP is calculated by dividing the market value of the ProFund VP's assets, less all liabilities attributed to the ProFund VP, by the number of outstanding shares of the ProFund VP. If market quotations are not readily available, a security will be valued at fair value by the Trustees of the Trust or by the Advisor using methods established or ratified by the Trustees of the Trust. The ProFund VP Money Market's net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.

     The securities in the portfolio of a Broad Market, Bearish, or Sector ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the over-the-counter markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees.

     Except for futures contracts held by the ProFund VP Europe 30 and the ProFund VP UltraEurope, futures contracts maintained by ProFunds VP are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund VP are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.


     In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures positions traded on such exchange and held by a ProFund VP will be valued on the basis of the day's settlement prices on the basis of fair value.

     For the ProFund VP Europe 30 and the ProFund VP UltraEurope, futures contracts are valued at their last transaction prices for the respective futures contracts that occur immediately prior to the close of the underlying stock exchange. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by these ProFunds VP are valued at their last sale price immediately prior to the close of the underlying stock exchange.

AMORTIZED COST VALUATION

     The ProFund VP Money Market will utilize the amortized cost method in valuing its portfolio securities, which does not take into account unrealized capital gains or losses. This method involves valuing each security held by the ProFund VP Money Market at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by the ProFund VP Money Market will not be reflected in the ProFund VP Money Market's net asset value. The Board of Trustees will monitor the valuation of assets of this method and will make such changes as it deems necessary to assure that the assets of the ProFund VP Money Market are valued fairly in good faith.

     The ProFund VP Money Market's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the Commission. Under this rule, the ProFund VP Money Market must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review the ProFund VP Money Market's holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the ProFund VP Money Market's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of the ProFund VP Money Market's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Board of Trustees must cause the ProFund VP Money Market to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the ProFund VP Money Market's assets by using available market quotations.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds VP, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds VP may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds VP and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds VP and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds VP and the other client accounts.

     The policy of each ProFund VP regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy of each ProFund VP is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund VP believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund VP and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Similarly, purchases and sales of securities on behalf of the ProFund VP Money Market usually are principal transactions. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement the policies of the ProFunds VP, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund VP or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund VP directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

     Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

         For the fiscal years ended December 31, 1999, 2000, and 2001, each ProFund VP listed below paid brokerage commissions in the following amounts:

                              BROKERAGE COMMISSIONS

----------------------------------------------------------------------
                            FYE 12/31/99  FYE 12/31/00   FYE 12/31/01
----------------------------------------------------------------------
ProFund VP UltraOTC            $ 13,904     $ 92,240
----------------------------------------------------------------------
ProFund VP UltraSmall-Cap      $ 37,300     $797,904
----------------------------------------------------------------------
ProFund VP Europe 30           $  2,856     $463,652
----------------------------------------------------------------------
[To be Updated]
----------------------------------------------------------------------


     The ProFund VP Bull, the ProFund VP Japan, the ProFund VP OTC, the ProFund VP Small-Cap, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP UltraEurope, the Bearish ProFunds VP, the Sector ProFunds VP, and the ProFund VP Money Market had not commenced operations as of December 31, 2000. The ______ had not commenced operations as of December 31, 2001. [To be Updated]

                             MANAGEMENT OF PROFUNDS

Trustees and Officers

         The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) of the Trust, and each Trustee who is not an "interested person" of the Trust (a "non-interested Trustee"), are set forth below:

Trustees

------------------------------------------------------------------------------------------------------------------------
     Name, Address, and Age         Position(s)      Term of          Principal         Number of          Other
                                     Held with      Office and      Occupation(s)      Portfolios      Directorships
                                     the Trust      Length of       During Past 5        in Fund      Held by Trustee
                                                   Time Served          Years            Complex
                                                                                       Overseen by
                                                                                         Trustee
------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
------------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds                Trustee        10/97 -         Directorship,       84 [To be       Directorship, Inc.
7 Stag Lane                                       present         Inc. (Executive     Updated]
Greenwich, CT 06831                                               Recruitment):
Age: 44                                                           Managing
                                                                  Director, Chief
                                                                  Financial
                                                                  Officer, and
                                                                  Secretary,
                                                                  [dates];  Quadcom
                                                                  Services, Inc.

------------------------------------------------------------------------------------------------------------------------
                                                                  [To be Updated]:
                                                                  President [dates]
------------------------------------------------------------------------------------------------------------------------
Michael C. Wachs                   Trustee        10/97 -         AMC Delancey        84 [To be
1528 Powder Mill Lane                             present         Investment Group,   Updated]
Wynnewood, PA  19096                                              Inc. (Real Estate
Age:  40                                                          Development):
                                                                  Vice President
                                                                  [dates];  First
                                                                  Union National
                                                                  Bank: Vice
                                                                  President/Senior
                                                                  Underwriter
                                                                  [dates];  First
                                                                  Union Capital
                                                                  Markets Corp:
                                                                  Vice President,
                                                                  Vice
                                                                  President/Senior
                                                                  Credit Officer,
                                                                  Vice
                                                                  President/Team
                                                                  Leader [dates]
------------------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------------------------------------------------------------------------------------------------------------
Michael L. Sapir*                  Trustee        4/97 - present  Chairman and        84 [To be
7900 Wisconsin Avenue,                                            Chief Executive     Updated]
Suite 300                                                         Officer of the
Bethesda, MD  20814                                               Advisor
Age:  43                                                          (5/97-present);
                                                                  Law Offices of
                                                                  Michael Sapir:
                                                                  Principal
                                                                  [dates];  Padco
                                                                  Advisors, Inc.:
                                                                  President and
                                                                  General Counsel
                                                                  [dates]; Jorden
                                                                  Burt Berenson &
                                                                  Klingensmith:
                                                                  Partner [dates]
------------------------------------------------------------------------------------------------------------------------

* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.

Executive Officers

----------------------------------------------------------------------------------------------------------------------
    Name, Address, and Age         Position(s) Held with      Term of Office and Length     Principal Occupation(s)
                                           Trust                   of Time Served             During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Michael L. Sapir                 Chairman and Chief          4/97 - present               Chairman and Chief
7900 Wisconsin Avenue, Suite     Executive Officer                                        Executive Officer of the
300                                                                                       Advisor (5/97-present);
Bethesda, MD  20814                                                                       Law Offices of Michael
Age:  43                                                                                  Sapir: Principal [dates];
                                                                                          Padco Advisors: President
                                                                                          and General Counsel
                                                                                          [dates]; Jorden Burt
                                                                                          Berenson & Klingensmith:
                                                                                          Partner [dates]
----------------------------------------------------------------------------------------------------------------------
Louis M. Mayberg                 Secretary                   4/97 - present               President of the Advisor
7900 Wisconsin Avenue, Suite                                                              (5/97-present);  Potomac
300                                                                                       Securities, Inc.:
Bethesda, MD 20814                                                                        President [dates]
Age: 39
----------------------------------------------------------------------------------------------------------------------
Gary R. Tenkman                  Treasurer                   [dates]                      BISYS Fund Services: Vice
3435 Stelzer Road                                                                         President of Financial
Columbus, Ohio 43219                                                                      Services [dates];  Ernst &
Age: 31 [To be Updated]                                                                   Young LLP: Audit Manager,
                                                                                          Investment Management
                                                                                          Services Group [dates]
----------------------------------------------------------------------------------------------------------------------

Board of Trustees

     Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Audit Committee

     The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held [__] meetings during the last year.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2001.

-----------------------------------------------------------------------------------------------------
            Name of Trustee         Dollar Range of Equity             Aggregate Dollar Range of
                                    Securities in the Trust             Equity Securities in All
                                                                         Registered Investment
                                  [Note: ranges are 1-$10,000,           Companies Overseen by
                                   $10,001 -$50,000, $50,001-       Trustee in Family of Investment
                                   $100,000, or over $100,000]                  Companies
-----------------------------------------------------------------------------------------------------
Russell S. Reynolds, III                      [ ]                                  [ ]
-----------------------------------------------------------------------------------------------------
Michael L. Sapir                              [ ]                                  [ ]
-----------------------------------------------------------------------------------------------------
Michael C. Wachs                              [ ]                                  [ ]
-----------------------------------------------------------------------------------------------------



         As of April [ ], 2002, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.



         Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Advisor, the principal underwriter of the ProFunds, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds (not including registered investment companies) as of December 31, 2001.


----------------------------------------------------------------------------------------------------------
      Name of Trustee           Name of      Company     Title of Class      Value of      Percent of
                               Owners and                                   Securities        Class
                             Relationships
                               to Trustee
----------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III          [ ]          [ ]            [ ]               [$]            [ %]
----------------------------------------------------------------------------------------------------------
Michael C. Wachs                  [ ]          [ ]            [ ]               [$]            [ %]
----------------------------------------------------------------------------------------------------------



         Other than those securities listed above, no non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds (not including registered investment companies) during the two most recently completed calendar years.


         No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:


                  . the Trust;
                  . an officer of the Trust;
                  . an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

                  . an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

                  . the Advisor or the principal underwriter of the ProFunds, . an officer of the Advisor or the principal underwriter of the ProFunds;
                  . a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds; or

                  . an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds.

Trustee Compensation

         For the fiscal year ended December 31, 2001, the Trust paid the following compensation to the Trustees of the Trust:


------------------------------------------------------------------------------------------------------------------
 Name of Person, Position       Aggregate      Pension or Retirement    Estimated Annual     Total Compensation
                            Compensation From   Benefits Accrued as       Benefits Upon      From Trust and Fund
                                  Trust*           Part of Trust           Retirement          Complex Paid to
                                                     Expenses**                                   Directors
------------------------------------------------------------------------------------------------------------------
Michael L. Sapir, Trustee,
Chairman and
Chief-Executive Officer           [     ]            [      ]               [      ]              [      ]
------------------------------------------------------------------------------------------------------------------
Michael C. Wachs, Trustee         [     ]            [      ]               [      ]              [      ]
------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds,
Trustee                           [     ]            [      ]               [      ]              [      ]
------------------------------------------------------------------------------------------------------------------



* The Trust pays each Trustee who is not an employee of the Advisor or its affiliates a retainer fee at the rate of [$500 per calendar quarter, reasonable out-of-pocket expenses, $750 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $750 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone.] The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

** The Trust does not accrue pension or retirement benefits as part of ProFund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

PROFUND ADVISORS LLC

         Under an investment advisory agreement between the Trust, on behalf of the ProFunds VP, and the Advisor dated April 25, 2001, as amended [To be Updated], each ProFund VP, other than the ProFund VP Money Market and the ProFund VP UltraEurope, pays the Advisor a fee at an annualized rate, based on its average daily net assets, of 0.75%. The ProFund VP UltraEurope and the ProFund VP Money Market pay the adviser a fee at an annualized rate, based on its average daily net assets of 0.90% and 0.35%, respectively. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds VP, in accordance with the investment objectives, policies, and limitations of each ProFund VP, subject to the general supervision and control of the Trustees and the officers of the

ProFund VP. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the ProFunds VP also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFund VP shares. The Advisor's address is 7501 Wisconsin Avenue, 10th Floor, Bethesda, Maryland 20814.

     In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

 .    The investment advisory fee payable to ProFund Advisors under the Advisory
     Agreement is fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Advisor's relationship with the ProFunds, and the comparability of the fee to fees paid by other investment companies;

 .    The nature, quality and extent of the investment advisory services expected to be provided by ProFund Advisors, in light of the high quality services provided by the Advisor in its management of the ProFunds and the ProFunds' historic performance;

 .    The Advisors' representations regarding its staffing and capabilities to manage the ProFunds, including the retention of personnel with relevant portfolio management experience; and

 .    The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of the each ProFund and its shareholders.

         Shareholders of the Money Market ProFund, on April 25, 2001, approved an investment advisory agreement between the Trust, on behalf of the Money Market ProFund, and ProFund Advisors under which ProFund Advisors serves as investment advisor of the Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of the Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisers directly invests the assets of the Money Market ProFund.

         For the fiscal years ended December 31, 1999, 2000, and 2001, for each ProFund VP listed below, the Advisor was entitled to, and voluntarily waived, advisory fees in the following amounts:


                                                      ADVISORY FEES
                                                        FYE 12/31


                                                       1999                    2000                       2001
                                                 Earned      Waived     Earned      Waived       Earned        Waived
                                              -----------------------------------------------------------------------------
   ProFund VP UltraOTC                        $55,095      $6,554    $1,305,878         --
   ProFund VP UltraSmall-Cap                  $ 7,551      $6,071    $  273,382    $49,736
   ProFund VP Europe 30                       $ 2,323      $1,195    $  314,549         --
[To be Updated]

ProFunds VP and the ProFund VP Money Market had not commenced operations as of December 31, 2000. The _____ had not commenced operations as of December 31, 2001. [To be Updated]

CODE OF ETHICS

         The Trust, the Advisor, and ProFunds Distributor, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliate persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds VP (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADMINISTRATION, TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN

         BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds VP. The Administrator provides the ProFunds VP with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the ProFunds VP under Federal and state securities laws. The Administrator also maintains the shareholder account records for the ProFunds VP, distributes dividends and distributions payable by the ProFunds VP, and produces statements with respect to account activity for the ProFunds VP and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the ProFunds VP; each ProFund VP reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds VP under the service agreement.

         For its services as Administrator, the Trust pays BISYS a fee, on a sliding scale, for its administrative services. For average daily net assets in the ProFund family of funds up to $300 million, the fee is 0.15% of average daily net assets, and it declines to 0.05% for average daily net assets of $1 billion or more on an annual basis. BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFund VP, for which it receives additional fees. Additionally, ProFunds and BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters ($1,100,000). The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

         For the fiscal years ended December 31, 1999, 2000, and 2001, for each ProFund VP listed below, BISYS, as Administrator, was entitled to, and voluntarily waived, the following administration fees:


                               ADMINISTRATION FEES
                                  FYE 12/31


                                                        1999                       2000                     2001
                                                 Earned       Waived        Earned      Waived       Earned       Waived
                                               -------------------------------------------------------------------------------
ProFund VP UltraOTC                            $3,633        $3,633       $  86,647        --
ProFund VP UltraSmall-Cap                      $  503        $  503       $ 118,188        --
ProFund VP Europe 30                           $  155        $  155       $  20,938        --
[To Be Updated]

     The ProFund VP Bull, the ProFund VP Japan, the ProFund VP OTC, the ProFund VP Small-Cap, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP UltraEurope, the Bearish ProFunds VP, the Sector ProFunds VP, and the ProFund VP Money Market had not commenced operations as of December 31, 2000. The _________ had not commenced operations as of December 31, 2001. [To be Updated]

         The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds VP. These services include, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFund VP Money Market. For these services, each ProFund VP, other than the ProFund VP Money Market, will pay to the Advisor a fee at the annual rate of 0.15% of its average daily net assets for all ProFunds VP. The ProFund VP Money Market will pay the Advisor a fee at the annual rate of 0.35% of its average daily net assets.

         For the fiscal years ended December 31, 1999, 2000, and 2001, for each ProFund VP listed below, ProFunds Advisors LLC was entitled to, and voluntarily waived, management services fees in the following amounts:


                            MANAGEMENT SERVICES FEES
                                  FYE 12/31


                                                          1999                        2000                        2001
                                                Earned        Waived        Earned         Waived       Earned        Waived
                                               ------------------------------------------------------------------------------
ProFund VP UltraOTC                            $10,900       $10,900       $261,178          --
ProFund VP UltraSmall-Cap                      $ 1,510       $ 1,510       $ 54,677        $54,677
ProFund VP Europe 30                           $   465       $   465       $ 62,910          --
[To Be Updated]



     The ProFund VP Bull, the ProFund VP Japan, the ProFund VP OTC, the ProFund VP Small-Cap, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP UltraEurope, the Bearish ProFunds VP, the Sector ProFunds VP, and the ProFund VP Money Market had not commenced operations as of December 31, 2000. The ______ had not commenced operations as of December 31, 2001. [To be Updated]

         UMB Bank, N.A. acts as custodian to the ProFunds VP. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.

ADMINISTRATIVE SERVICES

         The Trust, on behalf of the ProFunds VP, has entered into the administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. These services may include, but are not limited to: coordinating matters relating to the operation of an insurer's separate account with the ProFunds VP, including necessary coordination with other service providers; coordinating the preparation of necessary documents to be submitted to regulatory authorities; providing assistance to variable contract owners who use or intend to use the ProFunds VP as funding vehicles for their variable contracts; coordinating with the Advisor regarding investment limitations and parameters to which the ProFunds VP are subject; and generally assisting with compliance with applicable regulatory requirements. For these services, the Trust pays each insurer a quarterly fee equal on an annual basis to up to 0.35% of the average daily net assets of each ProFund VP that are invested in such ProFund VP through the insurer's separate account.

         From time to time the ProFunds VP and/or the Advisor may enter into arrangements under which certain administrative services may be performed by other insurance companies that purchase shares of the ProFunds VP. These administrative services may include, among other things, the services set forth above, as well as responding to ministerial inquiries concerning the ProFund VP's investment objectives, investment programs, policies and performance, transmitting, on behalf of the ProFunds VP, proxy statements, annual reports, updated prospectuses, and other communications regarding the ProFunds VP, and providing any related services as the ProFunds VP or their investors may reasonably request. Depending on the arrangements, the ProFunds VP and/or the Advisor may compensate such insurance companies or their agents directly or indirectly for the administrative services. To the extent the ProFunds VP compensate the insurance company for these services, the ProFunds VP will pay the insurance company an annual fee that may vary depending upon the number of investors that utilize the ProFunds VP as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges.

         For the fiscal years ended December 31, 1999, 2000, and 2001, for each ProFund VP listed below, paid the following administrative services fees:


                          ADMINISTRATIVE SERVICES FEES
                                     FYE 12/31


                                     1999                   2000                     2001
                             -------------------------------------------------------------------
ProFund VP UltraOTC          $18,166                $ 435,293
ProFund VP UltraSmall-Cap    $ 2,517                $  91,127
ProFund VP Europe 30         $   774                $ 104,849
[To Be Updated]



     The ProFund VP Bull, the ProFund VP Japan, the ProFund VP OTC, the ProFund VP Small-Cap, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP UltraEurope, the Bearish ProFunds VP, the Sector ProFunds VP, and the ProFund VP Money Market had not commenced operations as of December 31, 2000. The ________ had not commenced operations as of December 31, 2001. [To be Updated]

     The ProFund VP Bull, the ProFund VP Japan, the ProFund VP OTC, the ProFund VP Small-Cap, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP UltraEurope, the Bearish ProFunds VP, the Sector ProFunds VP, and the ProFund VP Money Market had not commenced operations as of December 31, 2000. The _________ had not commenced operations as of December 31, 2001. [To be Updated]

INDEPENDENT ACCOUNTANTS

         [ ] serves as independent auditors to the ProFunds VP.[ ] provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. [ ] is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

         Dechert serves as counsel to the ProFunds VP. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006-2401.

DISTRIBUTION PLAN

         Pursuant to a Distribution Plan, the ProFunds VP may reimburse or compensate financial intermediaries from their assets for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the ProFunds VP. It is anticipated that a portion of the amounts paid by the ProFunds VP will be used to defray various costs incurred in connection with the printing and mailing of prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of the shares. The ProFunds VP also may reimburse or compensate financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the ProFunds VP.

         The Distribution Plan provides that the Trust, on behalf of each ProFund VP, will pay annually up to 0.25% of the average daily net assets of a ProFund VP in respect of activities primarily intended to result in the sale of its shares. Under the terms of the Distribution Plan and related agreements, each ProFund VP is authorized to make quarterly payments that may be used to reimburse or compensate entities providing distribution and shareholder servicing with respect to the shares of the ProFund VP for such entities' fees or expenses incurred or paid in that regard.

         The Distribution Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds VP regardless of the level of expenditures by the financial intermediaries. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan in connection with their annual consideration of the Distribution Plan's renewal. Expenditures under the Distribution Plan may include, without limitation: (a) the printing and mailing of ProFunds VP prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective investors; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the ProFunds VP; (c) holding seminars and sales meetings designed to promote the distribution of the ProFunds VP shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the investment objectives and policies and other information about the ProFunds VP, including the performance of the ProFunds VP; (e) training sales personnel regarding the ProFunds VP; and (f) financing any other activity that is primarily intended to result in the sale of shares of the ProFunds VP. In addition, a financial intermediary may enter into an agreement with the Trust under which it would be entitled to receive compensation for, among other things, making the ProFunds VP available to its contract owners as a funding vehicle for variable insurance contracts.

         The Distribution Plan and any related agreement that is entered into by the Trust in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Trustees who are not "interested persons" of the Trust and who have no financial interest in the operation of the Distribution Plan (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Distribution Plan or any related agreement, as applicable. In addition, the Distribution Plan and any related agreement may be terminated as to a ProFund VP at any time, without penalty, by vote of a majority of the outstanding shares of the ProFund VP or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.25% of average daily net assets annually) that may be spent for distribution of shares of the ProFund VP without the approval of shareholders of the ProFund VP.

         For the fiscal year ended December 31, 2000 and 2001, each ProFund VP listed below paid the following amount pursuant to the Distribution Plan for shareholder servicing with respect to the shares of the ProFund VP:

                             DISTRIBUTION PLAN FEES

                                    FYE 12/31


                                               2000                 2001

                                   ---------------------------------------------
ProFund VP UltraOTC                       $435,293
ProFund VP UltraSmall-Cap                 $ 91,127
ProFund VP Europe 30                      $104,849
[To Be Updated]



     The ProFund VP Bull, the ProFund VP Japan, the ProFund VP OTC, the ProFund VP Small-Cap, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP UltraEurope, the Bearish ProFunds VP, the Sector ProFunds VP and the ProFund VP Money Market had not commenced operations as of December 31, 2000. The _________ had not commenced operations as of December 31, 2001. [To be Updated]

                               COSTS AND EXPENSES

         Each ProFund VP bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund VP expenses include: the management fee; administrative and transfer agent fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

         ProFunds is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust comprises numerous separately managed series, thirty-five of which are described herein. Other series may be added in the future.

         All shares of the ProFunds VP are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting only a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

         Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent of such Trustees. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

         The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would not be able to meet the Trust's obligations. This risk should be considered remote.

                                 CAPITALIZATION

     As of April [ ], 2002, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of the ProFunds VP, except as set forth below: [To be Updated]


PROFUND VP BEAR                                  TOTAL SHARES       PERCENTAGE
---------------                                  ------------       ----------

American Skandia Life Assurance Corp.            512,506.515         96.5117%
One Corporate Drive
Shelton, CT  06484

PROFUND VP BIOTECHNOLOGY                         TOTAL SHARES       PERCENTAGE
------------------------                         ------------       ----------

American Skandia Life Assurance Corp.             77,175.923         94.2208%
One Corporate Drive
Shelton, CT  06484

PROFUND VP BULL PLUS                             TOTAL SHARES       PERCENTAGE
--------------------                             ------------       ----------

American Skandia Life Assurance Corp.            2,376,492.644        98.4177%
One Corporate Drive
Shelton, CT  06484

PROFUND VP ENERGY                                TOTAL SHARES       PERCENTAGE
-----------------                                ------------       ----------

American Skandia Life Assurance Corp.            628,564.988         97.5474%
One Corporate Drive
Shelton, CT  06484

PROFUND VP EUROPE 30                             TOTAL SHARES       PERCENTAGE
--------------------                             ------------       ----------

American Skandia Life Assurance Corp.            790,406.278         98.1946%
One Corporate Drive
Shelton, CT  06484

PROFUND VP FINANCIAL                             TOTAL SHARES       PERCENTAGE
--------------------                             ------------       ----------

American Skandia Life Assurance Corp.             54,579.089         99.8324%
One Corporate Drive
Shelton, CT  06484

PROFUND VP HEALTHCARE                            TOTAL SHARES       PERCENTAGE
---------------------                            ------------       ----------

American Skandia Life Assurance Corp.             28,681.459         86.0562%
One Corporate Drive
Shelton, CT  06484

ProFund Advisors LLC                             2,695.647            8.0881%
7501 Wisconsin Ave., 10th Floor
Bethesda, MD 20814

PROFUND VP OTC                                  TOTAL SHARES         PERCENTAGE
--------------                                  ------------         ----------

American Skandia Life Assurance Corp.           569,822.916           92.4247%
One Corporate Drive
Shelton, CT 06484

PROFUND VP REAL ESTATE                          TOTAL SHARES         PERCENTAGE
----------------------                          ------------         ----------

American Skandia Life Assurance Corp.            7,201.649            64.7509%
One Corporate Drive
Shelton, CT 06484


American Skandia Life Assurance Corp.             997.953             8.9727%
One Corporate Drive
Shelton, CT 06484




ProFund Advisors LLC                             2,922.489            26.2764%
7501 Wisconsin Ave., 10th Floor
Bethesda, MD 20814

PROFUND VP TECHNOLOGY                           TOTAL SHARES         PERCENTAGE
---------------------                           ------------         ----------

American Skandia Life Assurance Corp.            24,977.802           97.4793%
One Corporate Drive
Shelton, CT 06484

PROFUND VP TELECOMMUNICATIONS                   TOTAL SHARES         PERCENTAGE
-----------------------------                   ------------         ----------

American Skandia Life Assurance Corp.            5,616.835            74.3909%
One Corporate Drive
Shelton, CT 06484




ProFund Advisors LLC                             1,933.195            25.6038%
7501 Wisconsin Ave., 10th Floor
Bethesda, MD 20814

PROFUND VP ULTRAOTC                             TOTAL SHARES         PERCENTAGE
-------------------                             ------------         ----------

American Skandia Life Assurance Corp.          7,962,577.997          95.5693%
One Corporate Drive
Shelton, CT 06484

PROFUND VP ULTRASMALL-CAP                          TOTAL SHARES       PERCENTAGE
-------------------------                          ------------       ----------

American Skandia Life Assurance Corp.              562,453.741         91.2484%
One Corporate Drive
Shelton, CT  06484

American Skandia Life Assurance Corp.               42,226.502         6.8505%
One Corporate Drive
Shelton, CT  06484

PROFUND VP UTILITIES                               TOTAL SHARES       PERCENTAGE
--------------------                               ------------       ----------

American Skandia Life Assurance Corp.              597,788.540         97.7851%
One Corporate Drive
Shelton, CT  06484

         A shareholder who beneficially owns, directly or indirectly, more than 25% of a ProFund VP's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the ProFund VP and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund VP.

                                    TAXATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds VP and the purchase, ownership, and disposition of ProFund VP shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund VP shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         Each of the ProFunds VP intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund VP generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the assets of the ProFund VP is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the total assets of the ProFund VP and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund VP generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund VP's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund VP intends to distribute substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund VP level. To avoid the tax, each ProFund VP must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds VP intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund VP in October, November or December of that year with a record date in such a month and paid by the ProFund VP during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

MARKET DISCOUNT

     If a ProFund VP purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is the "market discount". If the amount of the market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund VP in each taxable year in which the ProFund VP owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund VP will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of the market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund VP at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund VP, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds VP may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund VP, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds VP at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund VP may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund VP at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds VP may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund VP, and losses realized by the ProFund VP on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund VP may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds VP are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund VP, which is taxed as ordinary income when distributed to shareholders. Because application of the straddles rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund VP engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund VP enters into certain transactions in property while holding substantially identical property, the ProFund VP would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the holding period of the ProFund VP in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the holding period of the ProFunds VP and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds VP may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund VP receives a so-called "excess distribution" with respect to PFIC stock, the ProFund VP itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund VP to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund VP held the PFIC shares. Each ProFund VP will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund VP taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds VP may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund VP generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the PFIC shares held by the ProFund VP at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund VP shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.



BACKUP WITHHOLDING


     Each ProFund VP may be required to withhold federal income tax ("backup withholding") from dividends paid, capital gains distributions, and redemption proceeds to shareholders. The backup withholding rate is the fourth lowest tax rate applicable to an unmarried individual, which is 30.0% in 2002 and 2003. Federal tax will be withheld if (1) the shareholder fails to furnish the ProFund VP with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund VP that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.


OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g., banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund VP distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund VP may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the undistributed investment company taxable income and net capital gain of the ProFund VP. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that a ProFund VP is required to distribute as dividends to shareholders in order for the ProFund VP to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the ProFund VP; the total return on a shareholder's investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the ProFunds VP may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund VP. Other total return quotations, aggregate or average, over other time periods for the ProFund VP also may be included.

     The total return of a ProFund VP for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund VP from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund VP at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund VP.

     Average annual total return quotations for periods in excess of one year are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.


     The average annual total return for each ProFund VP for the year ended December 31, 2001 and period from October 19, 1999 (commencement of operations) to December 31, 2001, were as follows:

                                                       Since Commencement
                                     1 Year              of Operations
                                     ------              -------------

ProFund VP UltraOTC

ProFund VP UltraSmall-Cap

ProFund VP Europe 30

[To be Updated]

     The ProFund VP Bull, the ProFund VP Japan, the ProFund VP OTC, the ProFund VP Small-Cap, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP UltraEurope, the Bearish ProFunds VP, the Sector ProFunds VP, and the ProFund VP Money Market had not commenced operations as of December 31, 2000. The had not commenced operations as of December 31, 2001. [To be Updated]


     This performance data represents past performance and is not an indication of future results. The recent growth in the stock market, particularly the technology industry, has helped produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, the performance of the ProFunds VP may be subject to substantial short-term changes. The total returns of the ProFunds VP do not show the effects of income taxes on an individual's investments.

YIELD CALCULATIONS

     From time to time, the ProFund VP Money Market may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the ProFund VP Money Market refers to the income generated by an investment in the ProFund VP Money Market over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the ProFund VP Money Market is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in ProFund VP Money Market's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of the ProFund VP Money Market should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.

COMPARISONS OF INVESTMENT PERFORMANCE

     In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund VP, comparisons of the performance information of the ProFund VP for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be useful measures of the quality of the investment performance of a ProFund VP. In particular, performance information for the ProFund VP Bull, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP Bear, the ProFund VP UltraBear, may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average; performance information for the ProFund VP OTC, the ProFund VP UltraOTC, and the ProFund VP UltraShort OTC may be compared to various unmanaged indexes, including, but not limited to its current benchmark, the NASDAQ 100 Index(TM); and performance information for Sector ProFunds VP may be compared to various Dow Jones Sector Indices.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund VP also may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds VP in performance reports, will be drawn from the "Capital Appreciation Funds" grouping for the ProFund VP Bull, the ProFund VP Bull Plus, the ProFund VP UltraBull, the ProFund VP Bear, and the ProFund VP UltraBear from the "Small Company Growth Funds" grouping for the ProFund VP OTC, ProFund VP Small-Cap, the ProFund VP UltraOTC, the ProFund VP UltraSmall-Cap., and the ProFund VP UltraShort OTC. In addition, rankings, ratings, and comparisons may be used with respect to any of the ProFunds VP.

     Further information about the performance of the ProFunds VP is contained in the annual reports to shareholders, which may be obtained without charge by writing to the ProFunds VP at the address or telephoning the ProFunds VP at the telephone number set forth on the cover page of this SAI. However, because the ProFunds VP have no history of investment operations, they have not yet prepared any shareholder reports.

     Other Information
     -----------------


     The ProFunds VP are not sponsored, endorsed, sold or promoted by the NASDAQ Stock Markets, Inc. ("NASDAQ"), the Frank Russell Company, Dow Jones & Company, Inc. ("Dow Jones"), or by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"). NASDAQ, the Frank Russell Company, Dow Jones, or S&P make no representation or warranty, express or implied, to the owners of shares of the ProFunds VP or any member of the public regarding the advisability of investing in securities generally or in the ProFunds VP particularly or the ability of the NASDAQ 100 Index(TM), the Russell 2000 Index(R), the Dow Jones sector indices (the Dow Jones U.S. Airlines Sector Index, the Dow Jones U.S. Banks Sector Index, the Dow Jones U.S. Basic Materials Sector Index, the Dow Jones U.S. Biotechnology Sector Index, the Dow Jones U.S. Consumer Cyclical

Sector Index, the Dow Jones U.S. Consumer Non-Cyclical Sector Index, the Dow Jones U.S. Energy Sector Index, the Dow Jones U.S. Leisure Goods & Services Sector Index, the Dow Jones U.S. Financial Sector Index, the Dow Jones U.S. Healthcare Sector Index, the Dow Jones U.S. Industrial Sector Index, the Dow Jones U.S. Oil Drilling, Equipment & Services Sector Index, the Dow Jones U.S. Pharmaceuticals Sector Index, the Dow Jones U.S. Precious Metals Sector Index, the Dow Jones U.S. Real Estate Sector Index, the Dow Jones U.S. Semiconductor Sector Index, the Dow Jones U.S. Technology Sector Index, the Dow Jones U.S. Telecommunications Sector Index, the Dow Jones U.S. Utilities Sector Index, and the Dow Jones U.S. Wireless Communications Sector Index (the "Dow Jones Sector Indices")), or S&P 500 Index to track general stock market performance. NASDAQ's, the Frank Russell Company's, Dow Jones' and S&P's only relationship to the ProFunds VP (the "Licensee") is the licensing of certain trademarks and trade names of NASDAQ, the Frank Russell Company, Dow Jones, and S&P, respectively, and of the NASDAQ 100 Index(TM), the Russell 2000 Index(R), the Dow Jones Sector Indices, and S&P (and the S&P 500 Index), respectively. NASDAQ, the Frank Russell Company, Dow Jones, and S&P have no obligation to take the needs of the Licensee or the owners of shares of the ProFunds VP into consideration in determining, composing or calculating the NASDAQ 100 Index(TM), the Russell 2000 Index(R), the Dow Jones Sector Indices, and the S&P 500 Index, respectively. NASDAQ, the Frank Russell Company, Dow Jones, and S&P are not responsible for, and have not participated in the determination or calculation of, the equation by which the shares of the ProFunds VP are to be converted into cash. NASDAQ, the Frank Russell Company, Dow Jones, and S&P have no obligation or liability in connection with the administration, marketing or trading of the ProFunds VP.


     THE NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, AND S&P DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NASDAQ 100 INDEX(TM), THE RUSSELL 2000 INDEX(R), THE DOW JONES SECTOR INDICES, OR THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, AND THE NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, AND S&P MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SHARES OF THE PROFUNDS VP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ 100 INDEX(TM), THE RUSSELL 2000 INDEX(R), THE DOW JONES SECTOR INDICES, THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. THE NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, AND S&P MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ 100 INDEX(TM), THE RUSSELL 2000 INDEX(R), THE DOW JONES SECTOR INDICES, OR THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, OR S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS


[To be Updated] The Report of Independent Accountants and Financial Statements of the ProFunds for the fiscal period ended December 31, 2001 are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by [ ] , independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219-8006 or telephoning (888) 776-3637.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A

                                 EUROPE 30 INDEX


Company Name [To be Updated]
------------


BP Amoco PLC
Royal Dutch Shell
Deutsche Telekom AG
Vodafone Airtouch PLC
HSBC Holdings PLC
Nokia Corp
British Telecom PLC
Glaxo Wellcome PLC
Shell Transport & Trading
France Telecom SA
Astrazeneca
Ericsson (LM) Tel
Aegon
ING Groep
Telecom ITA
Telefonica
ENI SPA
Barclays PLC
AXA
Total Fina SA
Banco Santander
Philips Electronics
Veba AG
Banco Bilboa Vizcaya
Alcatel
Aventis
Enel SPA
Novartis AG
ST Microelectronics
Vivendi Univ

                                   APPENDIX B

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury ProFunds VP.

     AA+, AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds-In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

     Duff 1+: Highest certainly of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

     Duff 1: Very high certainty of timely payment, liquidity factors are excellent and supported by strong fundamental protection factors, risk factors are minor.

     Duff 1 minus: High certainty of timely payment, liquidity factors are strong and supported by good fundamental protection factors, risk factors are very small.

     Duff 2: Good certainty of timely payment; liquidity factors and company fundamentals are sound; although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

     Duff 3: Represents a satisfactory grade; satisfactory liquidity and other protection factors qualify issue as to investment grade; risk factors are larger and subject to more variation; nevertheless timely payment is expected.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or relating supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC: Obligations which are highly speculative or which have a high risk of default.

     C: Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C: Obligations for which there is an inadequate capacity to ensure timely repayment.

     D: Obligations which have a high risk of default or which are currently in default

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated `TBW-1'.

     TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB: While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B: Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC: Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC": is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D: Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                     Part C

                                Other Information

ITEM 23. Exhibits

         (a)(1)      Certificate of Trust of ProFunds (the "Registrant") (1)
         (a)(2)      First Amended Declaration of Trust of the Registrant (2)
         (a)(3)      Form of Establishment and Designation of Series dated February 18, 1998(5)
         (a)(4)      Form of Establishment and Designation of Series dated February 23, 1999 (5)
         (a)(5)      Form of Establishment and Designation of Eleven Series dated
                     October 15, 1999 (6)
         (a)(6)      Form of Establishment and Designation of Three Series (7)
         (a)(7)      Form of Establishment and Designation of Seventeen Series (8)
         (a)(8)      Form of Establishment and Designation of Series (9)
         (a)(9)      Form of Amended Designation of Series (9)
         (a)(10)     Form of Establishment and Designation of Four Series (10)
         (a)(11)     Form of Establishment and Designation of Series (11)
         (a)(12)     Form of Establishment and Designation of Series (12)
         (a)(13)     Form of Amended Designation of Series dated January 22, 2001 (14)
         (a)(14)     Form of Amended Designation of Series dated May 1, 2001 (14)
         (a)(15)     Form of Establishment and Designation of One Series (14)
         (a)(16)     Form of Establishment and Designation of Twelve Series (15)
         (a)(17)     Form of Establishment and Designation of Twelve Series (to be filed by amendment)
         (b)         By-laws of Registrant (2)
         (c)         Not Applicable
         (d)(1)      Form of Investment Advisory Agreement (2)
         (d)(2)      Investment Advisory Agreement for Cash Management Portfolio (7)
         (d)(3)      Amendment to Investment Advisory Agreement between ProFunds and ProFund  Advisors LLC (7)
         (d)(4)      Investment Advisory Agreement for UltraEurope and UltraShort Europe ProFunds (4)
         (d)(5)      Form of Amended and Restated Investment Advisory Agreement (8)
         (d)(6)      Form of Amended and Restated Investment Advisory Agreement (9)
         (d)(7)      Form of Amended and Restated Investment Advisory Agreement (10)
         (d)(8)      Form of Amended and Restated Investment Advisory Agreement (11)
         (d) (9)     Form of Amended and Restated Investment Advisory Agreement (12)
         (d)(10)     Form of Amended and Restated Investment Advisory Agreement (13)
         (d)(11)     Form of Amended and Restated Investment Advisory Agreement (15)
         (d)(12)     Form of Amended and Restated Investment Advisory Agreement (to be filed by amendment)
         (e)         Form of Distribution Agreement and Dealer Agreement (2)
         (f)         Not Applicable
         (g)(1)      Form of Custody Agreement with UMB Bank, N.A. (2)
         (g)(2)      Amendment to Custody Agreement with UMB Bank, N.A. (3)
         (g)(3)      Form of Foreign Custody Manager Delegation Agreement (10)
         (h)(1)      Form of Transfer Agency Agreement (2)
         (h)(2)      Form of Administration Agreement (2)

         (h)(3)         Form of Administration and Services Agreement incorporated by reference to
                        Bankers Trust Company's Registration Statement on Form N-1A (File No. 811-06073)
                        filed with the Commission on April 24, 1996.
         (h)(4)         Form of Fund Accounting Agreement (2)
         (h)(5)(i)      Form of Management Services Agreement (2)
         (h)(5)(ii)     Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)
         (h)(5)(iii)    Form of Amended and Restated Management Services Agreement (4)
         (h)(5)(iv)     Form of Amended and Restated Management Services Agreement (to be filed by amendment)
         (h)(6)         Form of Omnibus Fee Agreement with BISYS Fund Services LP (2)
         (h)(7)         Form of Amendment to Omnibus Fee Agreement (6)
         (h)(8)         Form of Participation Agreement (6)
         (h)(9)         Form of Administrative Services Agreement(6)
         (i)            Opinion and Consent of Counsel to the Registrant (2)
         (j)            Consent of Independent Auditors (14)
         (k)            None
         (l)            Purchase Agreement dated October 10, 1997 between the Registrant and National
                        Capital Group, Inc. (2)
         (m)(1)         Form of Distribution Plan (6)
         (m)(2)         Form of Services Agreement (6)
         (m)(3)         Form of Distribution and Service Plan (13)
         (m)(4)         Form of Related Agreement to the Distribution and Service Plan (14)
         (n)(1)         Multiple Class Plan (previously o(1)) (7)
         (n)(2)         Form of Amended and Restated Multi-Class Plan (8)
         (n)(3)         Form of Amended and Restated Multi-Class Plan (9)
         (n)(4)         Form of Amended and Restated Multi-Class Plan (10)
         (n)(5)         Form of Amended and Restated Multi-Class Plan (11)
         (n)(6)         Form of Amended and Restated Multi-Class Plan (12)
         (n)(7)         Form of Amended and Restated Multi-Class Plan (15)
         (n)(8)         Form of Amended and Restated Multi-Class Plan (to be filed by amendment)
         (o)(1)         Power of Attorney of Cash Management Portfolio (previously p(1)) (7)
         (o)(2)         Power of Attorney of ProFunds (previously p(2)) (4)
         (o)(3)         Power of Attorney of ProFunds (9)
         (o)(4)         Power of Attorney of Gary Tenkman (11)
         (p)(1)         Form of Code of Ethics of Registrant (9)
         (p)(2)         Form of Code of Ethics of ProFund Advisors LLC (9)
         (p)(3)         Form of Code of Ethics of BISYS and Certain Affiliated Companies of BISYS
                        which includes ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.)

(1)  Filed with initial registration statement.

(2) Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No.6 and incorporated by reference herein.

(6) Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.

(7) Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.

(8) Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.

(9) Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.

(10) Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

(11) Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.

(12) Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.

(13) Previously filed on March 2, 2001 as part of Post-Effective Amendment No. 17 and incorporated by reference herein.

(14) Previously filed on May 1, 2001 as part of Post-Effective Amendment No. 18 and incorporated by reference herein.

(15) Previously filed on June 20, 2001 as part of Post-Effective Amendment No. 19 and incorporated by reference herein.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

         None.

ITEM 25. Indemnification

         The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

         The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections of Investment Advisor

         ProFund Advisors LLC, a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Deutsche Asset Management (formerly Bankers Trust) which serves as investment adviser to the Cash Management Portfolio and each director, officer or partner of Deutsche Asset Management are hereby incorporated by reference to disclosures in Item 28 of BT Institutional Funds (accession # 0000862157-97-00007) as filed on March 17, 1997 with the Securities and Exchange Commission.

ITEM 27. Principal Underwriter

         ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.), 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

                           Principal Position and Offices      Position and Offices
Name                       with ProFunds Distributors, Inc     with Registrant
----                       -------------------------------     --------------------
Lynn J. Mangum             Director                            None
William J. Tomko           President                           None
Kevin J. Dell              Secretary                           None
Edward S. Forman           Assistant Secretary                 None
Dennis R. Sheehan          Director/Treasurer                  None
Olusegun T. Lawal          Financial Operations Officer        None
Charles L. Booth           VP/Asst. Compliance Officer         None
Richard F. Froio           Chief Compliance Officer            None

ITEM 28. Location of Accounts and Records

         All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

         (1) ProFund Advisors LLC, 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland (records relating to its functions as investment adviser and manager to the portfolios other than the Money Market ProFund);

         (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio (records relating to the administrator, fund accountant and transfer agent).

         (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29. Management Services

         None.

ITEM 30. Undertakings

         (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

         (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES
                                    PROFUNDS

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on February 8, 2002.

                                                PROFUNDS

                                                /s/ MICHAEL L. SAPIR*
                                                Michael L. Sapir, Chairman
                                                and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          Signatures                     Title                           Date
/s/  MICHAEL L. SAPIR*                   Trustee, President         February 8, 2002
     Michael L. Sapir

/s/  RUSSELL S. REYNOLDS, III*           Trustee                    February 8, 2002
     Russell S. Reynolds, III

/s/  MICHAEL WACHS*                      Trustee                    February 8, 2002
     Michael Wachs

/s/  GARY TENKMAN*                       Treasurer                  February 8, 2002
     Gary Tenkman


*By: /s/ Keith T. Robinson
     --------------------------------
     Keith T. Robinson
     as Attorney-in-Fact
     Date: February 8, 2002

                                   SIGNATURES
                            CASH MANAGEMENT PORTFOLIO

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of ProFunds to be signed on its behalf by the undersigned, there unto duly authorized in the City of Baltimore and the State of Maryland on the 8/th/ day of February 2002.

                                        CASH MANAGEMENT PORTFOLIO

                                        /s/ Daniel O. Hirsch
                                        ----------------------------------------
                                        Daniel O. Hirsch, Secretary of the Cash
                                        Management Portfolio

     This Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of ProFunds has been signed below by the following persons in the capacities and on the date indicated.

Signatures                             Title                              Date
--------------------------------------------------------------------------------
/s/  Richard T. Hale*                  President and Chief            February 8, 2002
-----------------------------------    Executive Officer/Trustee
     Richard T. Hale

/s/  Charles A. Rizzo*                 Treasurer and Principal        February 8, 2002
-----------------------------------    Financial Officer
     Charles A. Rizzo

/s/  Charles P. Biggar*                Trustee                        February 8, 2002
-----------------------------------
Charles P. Biggar

/s/  S. Leland Dill*                   Trustee                        February 8, 2002
-----------------------------------
     S. Leland Dill

/s/  Richard J. Herring*               Trustee                        February 8, 2002
-----------------------------------
     Richard J. Herring

/s/  Bruce E. Langton*                 Trustee                        February 8, 2002
-----------------------------------
     Bruce E. Langton

/s/  Martin J. Gruber*                 Trustee                        February 8, 2002
-----------------------------------
     Martin J. Gruber

/s/  Philip Saunders, Jr.*             Trustee                        February 8, 2002
-----------------------------------
     Philip Saunders, Jr.

/s/  Harry Van Benschoten*             Trustee                        February 8, 2002
-----------------------------------
     Harry Van Benschoten

*By:   /s/ Daniel O. Hirsch                                           Date: February 8, 2002
      -----------------------------
        Daniel O. Hirsch, Secretary of Cash Management Portfolio
        Attorney-in-Fact